UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Steven I. Koszalka
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Insurance Series®

[photo of kayaks on the shore of a lake - snow-covered mountains in the background]

Semi-annual report for the six months ended June 30, 2012

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

Major global stock markets had strong gains in the first three months of 2012 as investors shrugged off concerns about the European debt crisis, slowing growth in China and uncertainty about fiscal problems in the U.S. and the impending presidential election. The confidence was short-lived and the rally ended in April amid a resurgence of these concerns. Many markets had significant declines in May, followed by strong comebacks in June that provided positive six-month returns for most countries in the MSCI ACWI (All Country World Index).

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 9.48% for the period, putting it in fourth place for developed countries behind Belgium (+20.19%), Singapore (+14.78%) and Denmark (+14.65%). Not surprisingly, the ACWI’s weakest countries were three of those at the heart of the European crisis: Greece (–17.70%), Portugal (–16.00%) and Spain (–14.54%), while of the two remaining PIIGS countries, Italy was down 3.58% and Ireland bucked the trend with a gain of 4.81%. Overall, the ACWI gained 6.01%.

While the MSCI Emerging Markets Index gain of 4.12% lagged that of its developed counterpart, it’s worth noting that the period’s three strongest gains came from Egypt (+34.45%), Turkey (+28.73%) and the Philippines (+26.61%).

Only four countries in the index lost ground: Indonesia (–3.19%), the Czech Republic (–3.20%), Brazil (–7.54%) and Morocco (–9.58%). China, whose sputtering economy had contributed to investors’ concerns during the period, gained 4.14%. Returns for countries outside the U.S. are calculated in U.S. dollars with dividends reinvested. All the market indexes shown in this report are unmanaged and, therefore, have no expenses.

Apart from April and May, when fixed-income investors sought the safety of higher grade bonds, more speculative higher yielding securities had the best results during the period. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index gained 7.23%, while the Barclays U.S. Aggregate Index, which measures investment-grade bonds, rose 2.37%, with almost all of those gains occurring in April and May.

Similarly, the J.P. Morgan Emerging Markets Bond Index Plus was up 6.91%, compared with a 1.50% gain for the Barclays Global Aggregate Index. The yield on the benchmark 10-year U.S. Treasury note set a new historic low during the period. As of June 30, it was 1.67%, down from 1.89% at the start of the period.

[Begin Sidebar]
In this report

1	Letter to investors

3	Fund results

4	Fund reviews

Investment portfolios

22	Global Discovery FundSM

25	Global Growth FundSM

28	Global Small Capitalization FundSM

32	Growth FundSM

35	International FundSM

39	New World Fund®

43	Blue Chip Income and Growth FundSM

46	Global Growth and Income FundSM

50	Growth-Income FundSM

54	International Growth and Income FundSM

57	Asset Allocation FundSM

61	Global Balanced FundSM

66	Bond FundSM

70	Global Bond FundSM

75	High-Income Bond FundSM

80	Mortgage FundSM

83	U.S. Government/AAA-Rated Securities FundSM

85	Cash Management FundSM

86	Financial statements
[End Sidebar]

The U.S. dollar gained against all developed-country currencies, except the New Zealand dollar (+3.03%), Singapore dollar (+2.36%), British pound (+0.92%), Norwegian krone (+0.40%) and Hong Kong dollar (+0.13%). The euro was down 2.24% and the Japanese yen declined 3.57%. Some developing-country currencies had gains against the dollar, notably the Colombian peso (+8.61%) and Hungarian forint (+7.68%).

We are pleased to report that all the funds in American Funds Insurance Series had gains for the six-month period, with the exception of Cash Management Fund, which has again been hampered by the record low interest rates.

Looking ahead

The major issues that have confronted investors during the past couple of years — the European debt crisis, slowing growth in the major developing economies and the U.S. budget difficulties — are still the major issues facing investors now. That may sound like bad news, but in a way it’s good news because it’s old news. Investors tend to dislike uncertainty more than they dislike bad news. In any case, we will be watching for further progress on the situation in Europe, and note that China recently announced a series of measures to stimulate growth, including cutting interest rates and fuel prices. Of course, we’ll soon know the result of the U.S. presidential election, which — regardless of the winner — should help remove some uncertainty.

Investor concerns over these issues are likely to wax and wane over the coming months, but the funds’ portfolio counselors are confident that our holdings can prosper over the long term. This confidence is fueled by our investment research process, which has been designed to identify companies around the world that can do well in the long run, regardless of macro pressures that will inevitably crop up from time to time. We invite our investors to ignore short-term noise as much as possible, and stay focused on the longer term and their individual investment plans.

Thank you for your continued support. We look forward to reporting to you again at the end of the fiscal year.

Cordially,

/s/ Donald D. O’Neal

Donald D. O’Neal
Vice Chairman of the Board

/s/ Alan N. Berro

Alan N. Berro
President

August 8, 2012

[Begin Sidebar]
James K. Dunton, who became a portfolio counselor for Growth-Income Fund soon after its launch in 1984 and served as an officer of American Funds Insurance Series since 1993, retired on June 30.

The Trustees thank Jim for his outstanding contributions to the series over a long period and wish him well in retirement.
[End Sidebar]

Total returns for periods ended June 30, 2012

Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. An investment in Cash Management Fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

		Cumulative		Average annual			Expense
		6 months	1 year	5 years	10 years	Lifetime	ratios

Global Discovery Fund	Class 1	11.82%	–1.52%	0.57%	7.09%	4.61%	.60%
(since 7/5/01)	Class 2	11.69	–1.81	0.31	6.82	4.36	.85

Global Growth Fund	Class 1	9.08	–5.31	0.54	8.39	8.48	.55
(since 4/30/97)	Class 2	8.93	–5.58	0.29	8.13	8.21	.80

Global Small
Capitalization Fund	Class 1	6.38	–14.34	–4.33	9.01	8.80	.74
(since 4/30/98)	Class 2	6.25	–14.54	–4.57	8.75	8.53	.99

Growth Fund	Class 1	8.32	–2.05	–0.25	7.13	12.09	.34
(since 2/8/84)	Class 2	8.19	–2.29	–0.50	6.86	11.79	.59
	Class 3	8.20	–2.23	–0.43	6.94	11.89	.52

International Fund	Class 1	4.57	–13.74	–2.95	7.17	7.97	.53
(since 5/1/90)	Class 2	4.41	–14.00	–3.20	6.90	7.69	.78
	Class 3	4.40	–13.94	–3.13	6.97	7.77	.71

New World Fund	Class 1	4.84	–10.63	1.12	11.82	9.04	.78
(since 6/17/99)	Class 2	4.73	–10.86	0.88	11.54	8.78	1.03

Blue Chip Income and
Growth Fund	Class 1	8.62	3.99	–1.12	4.77	2.80	.42
(since 7/5/01)	Class 2	8.53	3.74	–1.37	4.50	2.54	.67

Global Growth and
Income Fund	Class 1	5.87	–2.27	–0.53	—	2.52	.61
(since 5/1/06)	Class 2	5.61	–2.55	–0.78	—	2.26	.86

Growth-Income Fund	Class 1	8.58	2.14	–0.97	5.13	10.62	.28
(since 2/8/84)	Class 2	8.47	1.89	–1.22	4.87	10.31	.53
	Class 3	8.51	1.98	–1.15	4.94	10.42	.46

International Growth and
Income Fund	Class 1	6.42	–6.10	—	—	13.92	.73
(since 11/18/08)	Class 2	6.28	–6.30	—	—	13.64	.98

Asset Allocation Fund	Class 1	8.01	3.95	1.47	5.85	7.99	.31
(since 8/1/89)	Class 2	7.90	3.76	1.22	5.59	7.70	.56
	Class 3	7.91	3.80	1.28	5.66	7.79	.49

Global Balanced Fund	Class 1	4.65	1.02	—	—	–1.30	.69	1
(since 5/2/11)	Class 2	4.44	0.72	—	—	–1.55	.94	1

Bond Fund	Class 1	3.17	6.94	4.13	5.58	5.52	.38
(since 1/2/96)	Class 2	3.06	6.64	3.85	5.32	5.26	.63

Global Bond Fund	Class 1	2.99	3.39	6.88	—	6.79	.56
(since 10/4/06)	Class 2	2.88	3.07	6.61	—	6.52	.81

High-Income Bond Fund	Class 1	6.22	3.63	5.46	9.06	9.50	.47
(since 2/8/84)	Class 2	6.15	3.39	5.21	8.79	9.16	.72
	Class 3	6.18	3.51	5.28	8.87	9.31	.65

Mortgage Fund	Class 1	1.81	5.73	—	—	5.73	.42	1
(since 5/2/11)	Class 2	1.72	5.45	—	—	5.48	.67	1

U.S. Government/AAA-Rated
Securities Fund	Class 1	1.52	7.15	6.36	5.08	6.80	.34
(since 12/2/85)	Class 2	1.42	6.96	6.09	4.82	6.49	.59
	Class 3	1.49	7.04	6.17	4.89	6.61	.52

Cash Management Fund2	Class 1	–0.09	–0.26	0.80	1.64	4.19	.33
(since 2/8/84)	Class 2	–0.18	–0.44	0.55	1.39	3.89	.58
	Class 3	–0.18	–0.44	0.61	1.46	4.00	.51

Expense ratios are as of the series prospectus dated May 1, 2012. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

1The expense ratios are estimated.

2As of June 30, 2012, Cash Management Fund’s annualized seven-day SEC yield was –0.20% for Class 1 shares; –0.45% for Class 2 shares; and –0.38% for Class 3 shares. The fund’s yield more accurately reflects the fund’s current earnings than do the fund’s returns.

Global Discovery Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Discovery Fund gained 11.69% for the six months ended June 30, 2012. This outpaced the S&P 500, which rose 9.48%, and the Global Service and Information Index, which increased 9.89%. The fund’s peer group, as measured by the Lipper Growth Funds Index, gained 9.60%.

The continuing European debt crisis and concerns about slowing global economic growth hurt some holdings domiciled outside the United States, which comprised about 38% of the portfolio at June 30. Strong returns were realized from positions in companies based in the U.S. (along with China and the United Kingdom), while holdings of companies headquartered in Malaysia and Finland detracted from the fund’s returns.

Information technology companies, which comprised one-quarter of the fund’s total net assets, returned double-digit gains, as did health care, financials, industrials, utilities and telecommunications stocks. Energy and consumer staples holdings, while negligible, trimmed the fund’s gains. The fund’s 17.9% cash position reflects our watchful outlook for the near term.

With uncertainty surrounding several key economies, the fund’s portfolio counselors are proceeding with caution. However, despite our unease about the long-term fiscal issues of some regions, we are confident our value-oriented, research-intensive approach will continue to identify companies with strong potential for superior long-term investment.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
The Americas	45.0%
Asia/Pacific Basin	15.4
Europe	19.9
Other regions	1.8
Short-term securities & other assets less liabilities	17.9
[end pie chart]

Country diversification	(percent of net assets)
The Americas
United States	44.6%
Mexico	.4
45.0
Asia/Pacific Basin
China	8.0
Hong Kong	1.7
South Korea	1.5
India	1.3
Malaysia	1.2
Philippines	1.0
Other	.7
15.4
Europe
United Kingdom	5.2
Ireland	3.1
Germany	2.4
Netherlands	1.8
France	1.6
Finland	1.5
Russia	1.2
Switzerland	1.1
Other	2.0
19.9
Other regions
Israel	1.2
South Africa	.6
1.8

Short-term securities & other assets less liabilities	17.9

Total	100.0

Objective: To provide long-term growth of capital. Current income is a secondary consideration.

Special characteristics: Invests in companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

The indexes are unmanaged and, therefore, have no expenses.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 8.93% for the six months ended June 30, 2012, outpacing the MSCI ACWI (All Country World Index), which rose 6.01%.

After a strong first quarter, most major markets faltered in April and May as the euro zone debt crisis, disappointing U.S. economic data and slowing growth in China and India hurt investor confidence. A rally in June helped recoup some of the declines.

The fund’s best results for the six-month period came from holdings in the health care sector, particularly pharmaceutical and biotechnology companies. Some U.S. retailers in the consumer discretionary sector also had strong results.

Holdings in energy and materials companies, which have been hurt by falling oil prices and the global economic slowdown, were the fund’s weakest areas.

On a country basis, the U.S. was the main contributor to the fund’s result, followed by Denmark, Japan and the United Kingdom. A few countries had negative returns but, overall, holdings outside the U.S. were beneficial during the period.

The fund’s portfolio counselors are taking advantage of weakness in Europe and China to add to holdings in those areas, particularly in the financials sector.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
The Americas	45.1%
Europe	25.2
Asia/Pacific Basin	20.0
Other regions	3.2
Short-term securities & other assets less liabilities	6.5
[end pie chart]

Country diversification	(percent of net assets)
The Americas
United States	40.4%
Mexico	2.7
Canada	1.5
Brazil	.5
45.1
Europe
United Kingdom	5.3
France	4.4
Switzerland	4.3
Netherlands	2.9
Denmark	2.5
Belgium	2.3
Germany	2.0
Other	1.5
25.2
Asia/Pacific Basin
Japan	7.1
China	3.1
Australia	2.5
South Korea	2.2
Hong Kong	2.2
India	1.2
Taiwan	1.1
Other	.6
20.0
Other regions
South Africa	3.2

Short-term securities & other assets less liabilities	6.5

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in growth-oriented stocks of companies around the world.

The index is unmanaged and, therefore, has no expenses.

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund gained 6.25% for the six months ended June 30, 2012. Its benchmark, the MSCI All Country World Small Cap Index, rose 6.69%, while the fund’s peer group, the Lipper Global Small-Cap Funds Average, gained 7.14%.

Holdings in the consumer discretionary, industrials, information technology, health care and energy sectors boosted the fund’s results. Strong stock selection particularly accelerated gains in energy, especially among oil and gas companies leading the way in exploration and production for emerging markets. Materials and telecommunication services stocks trimmed some of those overall positive returns.

Holdings of companies domiciled in the U.S. and Hong Kong benefited the fund’s results while holdings in China and Australia trailed. The fund’s portfolio counselors decreased their cash position during the period to 11.2% of total net assets, compared with 18.0% at December 31, 2011.

With many countries in key economies struggling to resolve debt problems, the potential for additional countries in Europe to slump into recession and the slowing of global economic growth, the fund’s portfolio counselors will continue to seek out companies with healthier balance sheets that have long-term growth prospects in both the developed and emerging marketplace.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
The Americas	41.7%
Asia/Pacific Basin	30.0
Europe	17.0
Other regions	.1
Short-term securities & other assets less liabilities	11.2
[end pie chart]

Country diversification	(percent of net assets)
The Americas
United States	38.2%
Brazil	2.1
Canada	1.0
Other	.4
41.7
Asia/Pacific Basin
China	6.8
Hong Kong	6.4
Philippines	3.4
Thailand	2.9
South Korea	2.7
India	2.0
Singapore	1.6
Australia	1.3
Other	2.9
30.0
Europe
United Kingdom	9.2
Germany	2.2
Ireland	1.9
Other	3.7
17.0
Other regions
Other	.1

Short-term securities & other assets less liabilities	11.2

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Normally invests at least 80% of assets in stocks of companies around the world with a market capitalization of $4.0 billion or less.

The index is unmanaged and, therefore, has no expenses.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 8.19% for the six months ended June 30, 2012, while the S&P 500 rose 9.48%.

The year began with three months of strong gains for most major stock markets before a decline in April and May that was precipitated by worrying news from Europe and weaker economic data in the U.S. and China. A June rally helped markets recover most of the losses.

The main contributor to the fund’s return was the health care sector, in which several biotechnology holdings had particularly strong results. Holdings in information technology and financials also did well. The fund’s weakest sectors were energy and materials, which have been hurt by lower oil prices and slowing economic growth.

Outside the U.S., the fund’s best results came from holdings in Spain, India and the Netherlands. Areas of weakness included Canada, Hong Kong and South Africa. Because the uncertainty in Europe has caused a delay in economic recovery, the fund has gradually increased holdings in cash in recent months to 12.0% of assets at June 30, compared with 4.9% a year ago.

The European credit problems and U.S. election will likely make for uncertain markets in the near term. In this environment, the fund’s portfolio counselors continue to search for and invest in companies with good valuations and accelerating growth prospects.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Consumer discretionary	18.3%
Financials	13.2
Information technology	12.5
Energy	11.6
Health care	11.1
Other industries	21.3
Short-term securities & other assets less liabilities	12.0
[end pie chart]

Objective: To provide growth of capital.

Special characteristics: Seeks to invest in companies that appear to offer superior opportunities for growth. Up to 25% of assets can be invested in companies outside the U.S.

The index is unmanaged and, therefore, has no expenses.

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 4.41% for the six months ended June 30, 2012. Its benchmark index, the MSCI ACWI (All Country World Index) ex USA, gained 3.13%.

The fund realized strong gains from companies in the consumer staples, industrials, health care and utilities sectors. There was less exposure to energy holdings than the index; however, the sector hurt absolute returns. The fund’s relative avoidance of the beleaguered financials sector continued throughout the six-month period. Those holdings were mixed, but experienced slight gains on an absolute basis.

From a country stance, investments in companies based in China led the way based on strong stock selection in that marketplace. Holdings of companies headquartered in Belgium and Spain helped, while holdings of companies domiciled in Taiwan detracted. Because of the overall positive equity returns for the six months, the fund’s cash position of 8.8% created a slight drag on results.

Amid continuing uncertainty in worldwide markets — with the fiscal crisis in Europe and ongoing fears tempering global growth expectations in China and other emerging markets — the fund’s portfolio counselors continue to maintain a well-balanced portfolio. They remain committed to analyzing the fundamentals of companies that can navigate the developed and emerging marketplace with superior and innovative products and services.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Europe	47.7%
Asia/Pacific Basin	38.2
Other regions	3.3
The Americas	2.0
Short-term securities & other assets less liabilities	8.8
[end pie chart]

Country diversification	(percent of net assets)
Europe
United Kingdom	10.4%
Germany	8.4
France	7.9
Switzerland	7.6
Sweden	3.1
Belgium	2.5
Russia	2.3
Ireland	2.2
Other	3.3
47.7
Asia/Pacific Basin
Japan	9.6
China	8.3
South Korea	6.7
India	5.1
Hong Kong	4.4
Indonesia	1.0
Other	3.1
38.2

Other regions
Israel	1.8
South Africa	1.5
3.3

The Americas
Brazil	1.2
Other	.8
2.0

Short-term securities & other assets less liabilities	8.8

Total	100.0%

Objective: To provide long-term growth of capital.

Special characteristics: Invests primarily in the securities of companies outside the U.S., including emerging market and developing countries.

The index is unmanaged and, therefore, has no expenses.

New World Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 4.73% for the six months ended June 30, 2012. The MSCI ACWI (All Country World Index) increased 6.01%, and the MSCI Emerging Markets Index rose 4.12%.

Stocks retreated in the second quarter amid increased unease about the European debt crisis and slowing global economic growth. The fund realized a double-digit gain in consumer staples companies with strong stock selection. Industrials, utilities and health care companies also contributed to returns. Materials stocks detracted from fund results on an absolute basis.

Holdings in companies domiciled in Japan and Russia aided returns while companies based in Australia and China dragged. At June 30, six of the top 10 holdings were emerging market-domiciled.*

The fund realized gains in the fixed-income portion of total net assets, mostly spurred on by emerging market government bonds. The fund held 8.1% of assets in cash, which was a slight detractor relative to the index because of the overall positive equity market.

Despite continuing fiscal issues in key economies, the portfolio counselors remain well-positioned to seek to take advantage of potential opportunities for long-term investors, particularly in the emerging marketplaces where living standards are rising, which creates opportunities for a number of companies.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Asia/Pacific Basin	32.2%
Europe	26.6
The Americas	26.6
Other regions	6.5
Short-term securities & other assets less liabilities	8.1
[end pie chart]

Country diversification	(percent of net assets)
Asia/Pacific Basin
China	5.7%
India	4.8
Japan	4.6
Australia	3.7
Hong Kong	3.0
South Korea	2.8
Indonesia	2.5
Philippines	2.4
Other	2.7
32.2
Europe
United Kingdom	5.8
Russia	4.3
Switzerland	3.7
France	2.9
Germany	2.2
Denmark	1.5
Belgium	1.3
Turkey	1.2
Other	3.7
26.6
The Americas
United States	11.2
Mexico	6.3
Brazil	4.4
Canada	1.2
Other	3.5
26.6
Other regions
South Africa	5.9
Other	.6
6.5

Short-term securities & other assets less liabilities	8.1

Total	100.0%

Objective: To provide long-term capital appreciation.

Special characteristics: At least 35% of assets will be invested in stocks and bonds of issuers in developing countries. The fund also invests in stocks of companies with significant ties to the developing world, and up to 25% of assets in bonds offering exposure to developing countries.

The indexes are unmanaged and, therefore, have no expenses.

*As classified by the MSCI Emerging Markets Index.

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 8.53% for the six months ended June 30, 2012. Its benchmark index, the S&P 500, rose 9.48%.

After posting early gains in the year, U.S. stocks lost ground, hurt by the fallout from Europe’s ongoing fiscal problems and signs of sluggish growth at home. In a broad-based, overall positive U.S. equity market, the largest returns for the fund by sector were realized in telecommunication services, consumer staples, financials, information technology and health care. On a relative basis, investments in industrials aided fund results, while holdings in the energy sector had a negative impact on absolute results.

Over the medium term, the upcoming U.S. election and the continuing issues in Europe are likely to lead to further volatility in the U.S. stock market. In these turbulent economic times, the fund’s portfolio counselors continue to emphasize the importance of having a professionally managed portfolio and maintaining a long-term outlook. Despite the undulations in the market, there are still high-quality, blue chip companies with good valuations in the U.S. equity markets, and the fund’s portfolio counselors are committed to identifying and buying positions in these companies for our investors.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Information technology	13.1%
Industrials	12.7
Energy	12.2
Health care	12.2
Consumer staples	12.1
Other industries	28.1
Other securities	1.0
Short-term securities & other assets less liabilities	8.6
[end pie chart]

Objective: To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Special characteristics: The fund invests primarily in dividend-paying stocks of larger, established U.S. companies. Up to 10% of assets may be invested in stocks of larger companies outside the United States that are listed or traded in the U.S.

The index is unmanaged and, therefore, has no expenses.

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 5.61% for the six months ended June 30, 2012, while the MSCI ACWI (All Country World Index) rose 6.01%.

Most major markets had strong returns in the first three months of the period before declining in April and May because of fresh fears about the European debt crisis and disappointing economic data from the U.S. and China. A June rally erased some of the losses.

The fund was helped by strong results from some companies in the consumer discretionary sector, including the largest holding at June 30, Home Depot, and two home building companies, which all benefited from an upturn in the housing market.

As in the index, the fund’s weakest sectors were materials and energy. Companies in these areas have been hurt by slowing economic growth and falling oil prices.

At June 30, the fund had about 10% of assets invested in companies in euro zone countries. Although problems in Europe have yet to be resolved, many of these companies derive a substantial portion of their earnings from outside the region and can benefit from the weaker currency.

Finally, it’s worth pointing out that although the fund slightly lagged the benchmark index for this period, it has outpaced it over longer periods, including one, three and five years and since the fund’s inception in May 2006.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
The Americas	54.4%
Europe	18.1
Asia/Pacific Basin	17.7
Other regions	1.5
Bonds, short-term securities & other assets less liabilities	8.3
[end pie chart]

Country diversification	(percent of net assets)
The Americas
United States	48.1%
Canada	6.0
Mexico	.3
54.4
Europe
United Kingdom	6.2
France	4.6
Switzerland	2.1
Germany	1.9
Netherlands	1.5
Other	1.8
18.1
Asia/Pacific Basin
China	3.6
Australia	3.5
Taiwan	3.2
Japan	2.2
Singapore	1.4
Hong Kong	1.3
Other	2.5
17.7
Other regions
South Africa	1.5

Bonds, short-term securities & other assets less liabilities	8.3

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: Invests primarily in dividend-paying companies around the world that we believe to be relatively resilient during market declines.

The index is unmanaged and, therefore, has no expenses.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 8.47% for the six months ended June 30, 2012, compared with a 9.48% increase for the S&P 500.

The global rally that began in late 2011 continued into 2012, lifting U.S. stocks for the first three months of the period. Markets began to turn down in April on new fears about the lingering European debt crisis and slowing growth in China, with a more dramatic slump in May that was partly offset by gains in June.

U.S. stocks had the best returns of major markets for the period, so the fund’s holdings outside the U.S. — about 8% of assets at June 30 — detracted slightly from results, as they have for the past couple of years. However, the portfolio counselors maintain a conviction in the long-term benefit of investing in opportunities around the world that arise from our extensive global research network.

The fund’s cash holdings, 11.3% of assets at the start of the period and 10.3% at the end, both hurt and helped results; they were a drag in the rising market from January to March and a benefit when stocks declined in the second quarter.

Looking ahead, investor concerns over European financial problems, growth in China and fiscal issues in the U.S. are likely to wax and wane, but the portfolio counselors are confident that the fund’s holdings can prosper over the long term.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Information technology	15.7%
Consumer discretionary	14.4
Health care	11.2
Industrials	11.0
Energy	9.1
Other industries	27.3
Other securities	1.0
Short-term securities & other assets less liabilities	10.3
[end pie chart]

Objective: To achieve long-term growth of capital and income.

Special characteristics: Invests in companies with the potential for capital appreciation and/or dividend payments. Up to 15% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund gained 6.28% for the six months ended June 30, 2012, handily outpacing the 3.13% gain of the MSCI ACWI (All Country World Index) ex USA.

Global stocks rallied for the first three months of the period before concerns about Europe and China led to a selloff in April and May, with a partial recovery in June.

The fund’s gains in the strong first quarter were driven by holdings in information technology, consumer discretionary and industrial companies, which all lost ground in the second quarter. A defensive positioning helped during the decline, with holdings in the utilities, telecommunication services and consumer staples sectors holding up best in the latter half of the period.

On a country basis, holdings in the United Kingdom — about 22% of fund assets at June 30 — were the main contributors to results, though the best results came from Russia, Italy and Turkey. Holdings in Greece, Spain, Brazil and Canada were the weakest.

With the global outlook uncertain, the fund’s portfolio counselors have maintained an emphasis on companies in defensive sectors. They have also increased the fund’s cash holdings.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Europe	49.0%
Asia/Pacific Basin	27.4
The Americas	6.9
Other regions	.1
Short-term securities & other assets less liabilities	16.6
[end pie chart]

Country diversification	(percent of net assets)
Europe
United Kingdom	21.5%
Sweden	7.2
France	4.5
Switzerland	3.4
Germany	3.1
Netherlands	2.0
Russia	1.9
Finland	1.2
Ireland	1.0
Other	3.2
49.0
Asia/Pacific Basin
China	5.3
Taiwan	4.5
Australia	4.3
Hong Kong	4.0
Japan	3.3
Singapore	2.9
Indonesia	1.3
Thailand	1.1
Other	.7
27.4
The Americas
United States	5.2
Other	1.7
6.9
Other regions
Israel	.1

Short-term securities & other assets less liabilities	16.6

Total	100.0%

Objective: To provide long-term growth of capital while providing current income.

Special characteristics: The fund invests primarily in larger, well-established companies outside the United States, including emerging market and developing countries. The fund focuses on companies with strong earnings that pay dividends.

The index is unmanaged and, therefore, has no expenses.

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund gained 7.90% for the six months ended June 30, 2012. Its benchmark indexes, the S&P 500 for stocks and the Barclays U.S. Aggregate Index for bonds, rose 9.48% and 2.37%, respectively.

A global stock market rally in the first quarter fizzled out for much of the second before resuming in June to recover some of the losses.

All industry sectors except energy had gains for the period. The fund’s strongest returns came from its smallest sector, telecommunication services. The three largest sectors in the fund at June 30 — financials, consumer discretionary and health care — all had double-digit gains. In the fixed-income portfolio, corporate bonds and mortgage-backed securities were the major contributors to results.

On a country basis, the U.S. had the largest impact on results, though the highest returns came from holdings in South Korea, China and Japan. Investments in Canada, Brazil and Italy were weakest.

In the current uncertain environment, with the European debt crisis still unresolved, slowing growth in major developing economies and the upcoming U.S. election, the fund’s portfolio counselors continue to maintain an emphasis on equity investments, which accounted for about 74% of net assets at June 30.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Common stocks	74.1%
Corporate bonds	8.1
Bonds & notes of U.S. government & government agencies	6.6
Mortgage-backed obligations	7.3
Other bonds	.1
Short-term securities & other assets less liabilities	3.8
[end pie chart]

Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Special characteristics: Invests in a diversified portfolio of stocks and bonds. The fund may invest up to 15% of assets in equity securities from outside the United States and up to 25% of debt securities in lower rated bonds.

The indexes are unmanaged and, therefore, have no expenses.

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 4.44% for the six months ended June 30, 2012. The MSCI ACWI (All Country World Index), which measures global stocks, gained 6.01% over the same period and the Barclays Global Aggregate Index, a measure of investment-grade bonds, rose 1.50%. The 60/40 MSCI/Barclays Index* gained 4.35%.

Fund holdings in the consumer staples, consumer discretionary, health care and financials sectors all had double-digit returns and stock selection was strong. Creating a drag were holdings in energy and materials.

Investments in companies based in the United States were mixed, but positive overall. Holdings of companies domiciled in Belgium and South Africa also benefited the fund, while companies based in France detracted. As the period progressed, the fund’s portfolio counselors reduced the cash position.

In fixed-income, the fund added agency mortgage-backed securities and corporate bonds in the energy sector and trimmed holdings in Treasuries.

Looking ahead, the portfolio counselors are monitoring the situation in Europe, and the potential impact of slowing global growth. The fund has maintained a broadly diversified and balanced portfolio and, as always, the portfolio counselors consider the long-term implications when making portfolio changes, which is particularly important when markets are at the mercy of negative headlines.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Common stocks of issuers outside the U.S.	33.8%
U.S. common stocks	21.9
Bonds & notes of governments & government agencies outside the U.S.	14.9
Corporate bonds & notes	7.7
Mortgage-backed obligations	5.3
Bonds & notes of U.S. government	5.0
Other securities	1.0
Short-term securities & other assets less liabilities	10.4
[end pie chart]

Five largest sectors in common stock holdings	(percent of net assets)
Industrials	8.0%
Consumer discretionary	7.7
Consumer staples	6.5
Energy	6.4
Information technology	6.2

Currency diversification			(percent of net assets)
	Equity Securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	23.7%	18.4%	(1.50)%	10.4%	51.0%
Euro	7.9	3.4	(.9)	-	10.4
Japanese yen	2.3	3.5	2.4	-	8.2
British pounds	4.5	1.4	-	-	5.9
Canadian dollars	2.3	.5	-	-	2.8
New Taiwan dollars	2.6	-	-	-	2.6
Swedish kronor	1.0	1.1	-	-	2.1
Mexican pesos	.5	1.5	-	-	2.0
Swiss francs	1.9	-	-	-	1.9
Thai baht	1.9	-	-	-	1.9
Other currencies	8.1	3.1	-	-	11.2
					100.0%

Objective: The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Special characteristics: Invests in stocks and bonds around the world, including emerging market and developing countries. Typically, stocks will account for at least 45% of assets and bonds for at least 30% of assets.

The indexes are unmanaged and, therefore, have no expenses.

*The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly.

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 3.06% for the six months ended June 30, 2012, beating the 2.37% gain measured by the Barclays U.S. Aggregate Index.

After gains in the first quarter, the fund used market strength to sell corporate bonds — particularly in banks and financials — based on concerns about Europe’s fiscal solvency. Corporate holdings that showed the most strength were in commercial banks, media, oil, gas & consumable fuels and real estate investment trusts (REITs).

As the fund rotated out of corporate issues, it increased exposure to agency mortgage-backed and commercial mortgage-backed securities. Agency-backed mortgages were the biggest positive contributor to fund results.

With the Federal Reserve pushing interest rates downward, the fund has sought yield through its investments in mortgage-backed securities. Commercial mortgage-backed securities holdings also were additive to results. U.S. Treasuries were a slight positive, but the fund lowered its investments in Treasuries, in which rates continue to be near all-time lows.

The fund’s portfolio counselors will continue to be extremely disciplined. While there is a temptation to buy riskier assets in search of yield, this can be a mistake when valuations are not sound. We are adapting to market conditions, doing it prudently by moving into well-researched mortgages and other debt issues, while taking on a managed amount of credit risk.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Mortgage-backed obligations	39.6%
U. S. Treasury	20.3
Corporate bonds	28.0
Bonds & notes of governments & government agencies outside the U.S.	4.0
Bonds & notes of U.S. government agencies	3.8
Other bonds	.5
Short-term securities & other assets less liabilities	3.8
[end pie chart]

Objective: To provide as high a level of current income as is consistent with the preservation of capital.

Special characteristics: Invests in nearly every sector of the bond market, with a preference for higher quality issues.

The index is unmanaged and, therefore, has no expenses.

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund gained 2.88% for the six months ended June 30, 2012, outpacing the Barclays Global Aggregate Index, which rose 1.50%. The fund’s peer group, the Lipper Global Income Funds Average, gained 3.22%.

After a strong first quarter, concerns about the European debt crisis intensified in April, causing investors to lose some confidence in the riskier securities that had done well in the first three months.

Nonetheless, bonds issued by some developing countries, including Mexico, Hungary and Poland, were among the major contributors to the fund’s result for the six months. Government bonds issued by euro zone countries, such as Italy, Belgium and Ireland, also helped results. Corporate bonds — particularly financials — and mortgage-backed securities were strong. Bonds issued by Germany and Sweden were weak.

The fund remains well-diversified with holdings in more than 35 countries, including several emerging markets that accounted for about 15% of assets at June 30.

While the problems in Europe remain unresolved, the fund’s portfolio counselors are also monitoring events in the U.S. that could impact the strength of the dollar, including the upcoming election, a decision on the “fiscal cliff” and the resumption of debt-ceiling negotiations.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Bonds & notes of governments & government agencies outside the U.S.	50.7%
Corporate bonds	19.7
Mortgage- & asset-backed obligations	13.6
Bonds & notes of U.S. government & government agencies	11.0
Short-term securities & other assets less liabilities	5.0
[end pie chart]

Currency weighting (after hedging) by country	(percent of net assets)
Country
United States (1)	50.5%
Japan	17.3
EMU (2) (3)	9.4
South Korea	3.4
Poland	3.1
Mexico	2.9
Sweden	2.7
United Kingdom	2.3
Canada	1.7
Norway	1.3
Malaysia	1.3
Singapore	1.3
Hungary	1.2
Australia	.7
Israel	.6
Philippines	.2
Brazil	.1
Total	100.0%

Non-U.S. government bonds by country		(percent of net assets)
Country
Japan		13.4%
EMU(2):
Germany	6.1%
Netherlands	1.4
Austria	1.2
Italy	.9
Other	1.3	10.9

Mexico		3.7
Poland		3.5
South Korea		3.4
Sweden		3.1
United Kingdom		2.9
Canada		1.7
Hungary		1.5
Norway		1.3
Other		5.3
Total		50.7%

Objective: To provide, over the long term, a high level of total return consistent with prudent investment management.

Special characteristics: Invests in all types of bonds in both developed and developing countries. Investment decisions are based on a bond’s potential for capital gain and currency appreciation as well as its yield. The portfolio is highly diversified with an emphasis on higher rated bonds.

The index is unmanaged and, therefore, has no expenses.

1Includes U.S. dollar-denominated debt of other countries, totaling 11.7%.
2European Monetary Union consists of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
3Euro-denominated debt includes corporate and European government debt.

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 6.15% for the six months ended June 30, 2012, trailing the 7.23% increase of its benchmark, the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.

Corporate holdings in wireless telecommunication services, hotels, restaurants & leisure, IT services, commercial banks and media sectors were all positive contributors. Oil, gas & consumable fuels, aerospace & defense and electric utilities holdings detracted from results.

As the period progressed, increasing concerns about Europe had a negative impact on high-yield markets, and the fund responded as it took a more defensive stance and increased its cash. Because companies are taking advantage of the historically low cost of debt, and the Federal Reserve keeps short-term rates low, demand increases for high-yield bonds. However, we continue to employ a prudent approach in our selection of corporate holdings.

While the economic outlook in the U.S. continues to improve, growth is likely to be modest by historical standards, and could be easily derailed by factors such as worsening conditions in Europe. With these issues in mind, and on the heels of recent years of strong returns, our investment managers are taking a slightly more cautious view of the market. However, we are optimistic that our current investments are in companies we feel can prosper in a low-growth environment.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Corporate bonds	89.2%
Other bonds	1.4
Equity securities	.9
Convertible securities	.2
Short-term securities & other assets less liabilities	8.3
[end pie chart]

Objective: To provide a high level of current income. A secondary investment objective is capital appreciation.

Special characteristics: Invests primarily in higher yielding and generally lower quality bonds. Up to 25% of assets may be invested in securities of issuers outside the United States.

The index is unmanaged and, therefore, has no expenses.

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.72% for the six months ended June 30, 2012, while the Barclays U.S. Mortgage-Backed Securities Index rose 1.66%.

High-grade bonds had the bond market’s best returns as investors soured on stocks after more negative news from Europe and China. Agency mortgage bonds, which offer a higher yield than Treasuries, had stronger returns during the period.

The fund’s sector breakdown remained relatively stable. About 80% of assets were invested in agency mortgage-backed securities and agency debentures. Higher coupon mortgage-backed securities can provide reasonable total returns while being less susceptible to price declines if longer term interest rates rise. The portfolio also has a modest position in covered bonds, which are bonds issued by banks that are also secured by specific mortgage portfolios.

The remainder of the fund is invested in U.S. Treasuries and cash to manage the portfolio’s interest rate exposure and provide liquidity to seek to take advantage of likely opportunities in the current stressful environment.

With the recent slowdown in U.S. economic activity and the slowing in Europe and Asia, the fund’s portfolio counselors believe it possible that the Federal Reserve will purchase more agency mortgage-backed securities, which will further support prices of those bonds.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Mortgage-backed obligations	74.4%
Federal agency bonds & notes	8.8
U.S. Treasury bonds & notes	2.2
Short-term securities & other assets less liabilities	14.6
[end pie chart]

Breakdown of mortgage-backed obligations		(percent of net assets)
30-year pass-throughs:
Fannie Mae	5.5%
Freddie Mac	14.8
Ginnie Mae	30.2	50.5%
15-year pass-throughs		8.0
Other		15.9
Total		74.4%

Objective: The fund’s investment objective is to provide current income and preservation of capital.

Special characteristics: Invests primarily in mortgage-related securities sponsored or guaranteed by the U.S. government and other AAA/Aaa-rated, mortgage-related securities. Up to 10% of assets may be invested in high-quality, mortgage-related securities from issuers outside the U.S. that are U.S. dollar-denominated.

The index is unmanaged and, therefore, has no expenses.

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.42% for the six months ended June 30, 2012, slightly trailing the 1.56% gain of the Barclays U.S. Government/Mortgage-Backed Securities Index.

U.S. Treasuries, which ended the first quarter down, rallied in April and May with the flight to quality by investors concerned about ongoing problems in Europe, weak U.S. economic data and slowing growth in China.

Longer term Treasuries had the best results, so the benefit for the fund was somewhat muted by its emphasis on shorter duration Treasuries.

Mortgage bonds were the fund’s strongest area during the six-month period, with lower coupon securities doing better than higher coupon bonds. Over the past year, the fund has increased holdings in longer duration mortgage-backed securities, which offer a higher yield than Treasuries, while reducing exposure to Treasuries.

With the U.S. election looming, as well as other factors that could affect the market, including the resumption of debt-ceiling negotiations and a decision on the “fiscal cliff,” the fund’s portfolio counselors are maintaining a conservative approach.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Mortgage-backed obligations	56.1%
U.S. Treasury bonds & notes	21.2
Federal agency bonds & notes	12.1
Other bonds	.2
Short-term securities & other assets less liabilities	10.4
[end pie chart]

Breakdown of mortgage-backed obligations		(percent of net assets)
30-year pass-throughs:
Fannie Mae	29.3%
Freddie Mac	5.4
Ginnie Mae	8.1	42.8%
15-year pass-throughs		8.1
Other		5.2
Total		56.1%

Objective: To provide a high level of current income consistent with preservation of capital.

Special characteristics: Holds predominantly securities guaranteed or sponsored by the U.S. government — mostly Treasuries and mortgage-backed securities — that can offer more stability than higher yielding bonds or stocks and can provide diversification in a broader portfolio.

The index is unmanaged and, therefore, has no expenses.

Cash Management Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. It is important to remember that the fund is not managed to maintain a stable net asset value at $1.00 per share. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Cash Management Fund declined 0.18% for the six months ended June 30, 2012.

Interest rates remained near historic lows throughout the period and are not likely to rise in the near future. In this environment, the fund’s expenses may continue to exceed its income.

We remind investors that the fund is not guaranteed to maintain a stable net asset value, so periods of negative returns when interest rates are unusually low are not unexpected.

[begin pie chart]
Where the fund's assets were invested as of June 30, 2012	(percent of net assets)
Commercial paper	55.0%
U.S. Treasuries	27.3
Federal agency discount notes	18.3
Other assets less liabilities	(.6)
Total	100.0%
[end pie chart]

Objective: To provide a way to earn income on cash reserves while preserving capital and maintaining liquidity.

Special characteristics: Holds a diversified mix of high-quality money market instruments.

Global Discovery Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
ENN Energy Holdings	3.70%
Comcast	2.35
Apple	2.05
Crown Castle International	1.89
Edwards Lifesciences	1.88
Google	1.87
Amazon.com	1.84
ASML Holding	1.77
Ryanair Holdings	1.61
Samsung Electronics	1.50

			Percent
		Value	of net
Common stocks - 82.06%	Shares	(000)	assets

Information technology - 20.68%
Apple Inc. (1)	8,700	$5,081	2.05%
Google Inc., Class A (1)	8,000	4,641	1.87
ASML Holding NV (2)	86,000	4,382	1.77
Samsung Electronics Co. Ltd. (2)	3,500	3,711	1.50
Baidu, Inc., Class A (ADR) (1)	30,000	3,449	1.39
Broadcom Corp., Class A	100,000	3,380	1.36
Tencent Holdings Ltd. (2)	110,000	3,248	1.31
Mail.ru Group Ltd. (GDR) (1) (2)	90,000	3,065	1.24
Gemalto NV (2)	40,000	2,877	1.16
Adobe Systems Inc. (1)	70,000	2,266	.92
Logitech International SA (1)	210,000	2,241	.90
Other securities		12,922	5.21
		51,263	20.68

Consumer discretionary - 17.64%
Comcast Corp., Class A, special nonvoting shares	150,000	4,710
Comcast Corp., Class A	35,000	1,119	2.35
Amazon.com, Inc. (1)	20,000	4,567	1.84
Paddy Power PLC (2)	55,000	3,591	1.45
Liberty Media Corp., Class A (1)	40,000	3,516	1.42
Groupon, Inc., Class A (1) (3)	316,556	3,365	1.36
Lions Gate Entertainment Corp. (1)	225,000	3,317	1.34
Daily Mail and General Trust PLC, Class A, nonvoting (2)	500,000	3,316	1.34
Las Vegas Sands Corp.	60,000	2,609	1.05
Sky Deutschland AG (1) (2)	585,000	2,124	.86
Texas Roadhouse, Inc.	115,000	2,120	.85
Other securities		9,363	3.78
		43,717	17.64

Health care - 12.51%
Edwards Lifesciences Corp. (1)	45,000	4,649	1.88
Alexion Pharmaceuticals, Inc. (1)	35,000	3,476	1.40
Forest Laboratories, Inc. (1)	95,200	3,331	1.34
Allergan, Inc.	35,000	3,240	1.31
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,840	1.15
Illumina, Inc. (1)	60,000	2,423	.98
Other securities		11,039	4.45
		30,998	12.51

Financials - 11.51%
Sampo Oyj, Class A (2)	125,000	3,249	1.31
AIA Group Ltd. (2)	750,000	2,586	1.04
State Street Corp.	50,000	2,232	.90
Longfor Properties Co. Ltd. (2)	1,400,000	2,199	.89
Other securities		18,260	7.37
		28,526	11.51

Industrials - 5.83%
Ryanair Holdings PLC (ADR) (1)	131,400	3,995	1.61
AirAsia Bhd. (2)	2,600,000	2,941	1.19
JG Summit Holdings, Inc. (2)	3,000,000	2,494	1.00
Verisk Analytics, Inc., Class A (1)	40,000	1,970	.79
Other securities		3,061	1.24
		14,461	5.83

Utilities - 4.41%
ENN Energy Holdings Ltd. (2)	2,610,000	9,178	3.70
Other securities		1,744	.71
		10,922	4.41

Telecommunication services - 2.99%
Crown Castle International Corp. (1)	80,000	4,693	1.89
Other securities		2,707	1.10
		7,400	2.99

Materials - 1.28%
Monsanto Co.	25,000	2,070	.84
Other securities		1,102	.44
		3,172	1.28

Energy - 0.58%
Other securities		1,428	.58

Miscellaneous - 4.63%
Other common stocks in initial period of acquisition		11,480	4.63

Total common stocks (cost: $168,279,000)		203,367	82.06

	Principal		Percent
	amount	Value	of net
Short-term securities - 17.43%	(000)	(000)	assets

Freddie Mac 0.07%-0.12% due 7/17/2012	$8,100	8,100	3.27
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	5,600	5,600	2.26
Federal Home Loan Bank 0.09% due 8/10/2012	5,200	5,199	2.10
Pfizer Inc 0.10% due 7/11/2012 (4)	4,500	4,500	1.82
Tennessee Valley Authority 0.08% due 8/9/2012	4,400	4,399	1.77
Regents of the University of California 0.17% due 8/7/2012	4,000	3,999	1.61
Variable Funding Capital Company LLC 0.25% due 7/2/2012 (4)	3,700	3,700	1.49
Texas Instruments Inc. 0.13% due 7/31/2012 (4)	3,100	3,100	1.25
Paccar Financial Corp. 0.16% due 8/16/2012	2,600	2,599	1.05
Abbott Laboratories 0.15% due 9/4/2012 (4)	2,000	1,999	.81

Total short-term securities (cost: $43,196,000)		43,195	17.43

Total investment securities (cost: $211,475,000)		246,562	99.49
Other assets less liabilities		1,266	.51

Net assets		$247,828	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $77,617,000, which represented 31.32% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities was $3,365,000, which represented 1.36% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,299,000, which represented 5.37% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

Global Growth Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Virgin Media	2.79%
Novo Nordisk	2.38
Apple	2.13
América Móvil	2.02
Amazon.com	1.98
Moody's	1.87
Anheuser-Busch InBev	1.76
Nestlé	1.55
Unilever NV	1.49
Oracle	1.45

			Percent
		Value	of net
Common stocks - 93.53%	Shares	(000)	assets

Consumer discretionary - 18.03%
Virgin Media Inc.	5,660,000	$138,047	2.79%
Amazon.com, Inc. (1)	429,000	97,962	1.98
Honda Motor Co., Ltd. (2)	1,753,800	61,093	1.24
Toyota Motor Corp. (2)	1,492,500	60,156	1.22
Home Depot, Inc.	1,050,000	55,640	1.12
Burberry Group PLC (2)	2,135,000	44,534	.90
priceline.com Inc. (1)	64,500	42,862	.87
Naspers Ltd., Class N (2)	737,500	39,439	.80
Other securities		351,800	7.11
		891,533	18.03

Information technology - 14.09%
Apple Inc. (1)	180,000	105,120	2.13
Oracle Corp.	2,415,000	71,725	1.45
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	12,800,000	35,035
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (1)	1,500,000	20,940	1.13
Yahoo! Inc. (1)	3,330,200	52,717	1.07
ASML Holding NV (New York registered)	840,489	43,218
ASML Holding NV (2)	111,111	5,662	.98
Samsung Electronics Co. Ltd. (2)	44,445	47,122	.95
Texas Instruments Inc.	1,630,000	46,765	.95
ASM Pacific Technology Ltd. (2)	3,650,000	46,545	.94
Microsoft Corp.	1,340,000	40,991	.83
TE Connectivity Ltd.	1,266,250	40,406	.82
Other securities		140,590	2.84
		696,836	14.09

Financials - 13.75%
Moody's Corp.	2,529,900	92,468	1.87
Industrial and Commercial Bank of China Ltd., Class H (2)	89,091,750	49,818	1.01
AIA Group Ltd. (2)	13,454,200	46,389	.94
AXA SA (2)	3,186,463	42,648	.86
Prudential PLC (2)	3,313,747	38,394	.78
Other securities		410,259	8.29
		679,976	13.75

Health care - 12.78%
Novo Nordisk A/S, Class B (2)	815,700	118,008	2.38
Gilead Sciences, Inc. (1)	1,255,000	64,356	1.30
UnitedHealth Group Inc.	1,010,000	59,085	1.19
Vertex Pharmaceuticals Inc. (1)	775,000	43,338	.88
Merck & Co., Inc.	970,000	40,498	.82
Edwards Lifesciences Corp. (1)	330,000	34,089	.69
Other securities		272,821	5.52
		632,195	12.78

Consumer staples - 10.77%
Anheuser-Busch InBev NV (2)	1,117,025	86,841	1.76
Nestlé SA (2)	1,285,000	76,652	1.55
Unilever NV, depository receipts (2)	2,200,000	73,635	1.49
Pernod Ricard SA (2)	575,439	61,558	1.25
Shoprite Holdings Ltd. (2)	3,055,000	56,447	1.14
Other securities		177,244	3.58
		532,377	10.77

Industrials - 7.29%
United Technologies Corp.	622,000	46,980	.95
KBR, Inc.	1,623,000	40,104	.81
Geberit AG (2)	200,000	39,451	.80
Other securities		233,840	4.73
		360,375	7.29

Energy - 7.28%
Royal Dutch Shell PLC, Class B (ADR)	533,643	37,318
Royal Dutch Shell PLC, Class B (2)	574,666	20,056	1.16
Oil Search Ltd. (2)	6,973,952	47,585	.96
Transocean Ltd.	925,000	41,375	.84
INPEX CORP. (2)	6,670	37,394	.76
Chevron Corp.	340,000	35,870	.72
TOTAL SA (2)	745,000	33,621	.68
Other securities		106,816	2.16
		360,035	7.28

Materials - 4.54%
Dow Chemical Co.	1,535,000	48,352	.98
Steel Dynamics, Inc.	3,112,332	36,570	.74
Sigma-Aldrich Corp.	485,000	35,856	.72
Other securities		103,663	2.10
		224,441	4.54

Telecommunication services - 3.87%
América Móvil, SAB de CV, Series L (ADR)	3,036,000	79,118
América Móvil, SAB de CV, Series L	15,944,300	20,785	2.02
SOFTBANK CORP. (2)	1,510,000	56,141	1.13
Other securities		35,405	.72
		191,449	3.87

Utilities - 0.92%
Other securities		45,599	.92

Miscellanous - 0.21%
Other common stocks in initial period of acquisition		10,501	.21

Total common stocks (cost: $3,657,956,000)		4,625,317	93.53

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.72%	(000)	(000)	assets

Freddie Mac 0.05%-0.11% due 7/10-11/1/2012	$89,500	89,484	1.81
Federal Home Loan Bank 0.105%-0.12% due 7/6-8/31/2012	38,600	38,597	.78
American Honda Finance Corp. 0.15% due 8/16/2012	27,100	27,091	.55
Unilever Capital Corp. 0.15% due 8/23/2012 (3)	25,000	24,994	.51
Other securities		102,986	2.07

Total short-term securities (cost: $283,154,000)		283,152	5.72

Total investment securities (cost: $3,941,110,000)		4,908,469	99.25
Other assets less liabilities		36,893	.75

Net assets		$4,945,362	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,335,000, an aggregate cost of $6,378,000, and which represented .03% of the net assets of the fund) were acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,215,025,000, which represented 44.79% of the net assets of the fund. This amount includes $2,213,690,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $113,081,000, which represented 2.29% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
InterOil	2.77%
ENN Energy Holdings	2.32
Galaxy Entertainment Group	2.03
International Container Terminal Services	1.80
Lionsgate	1.72
Intertek Group	1.52
AAC Technologies Holdings	1.33
Ophir Energy	1.18
Melco Crown Entertainment	1.12
BioMarin Pharmaceutical	1.02

			Percent
		Value	of net
Common stocks - 88.12%	Shares	(000)	assets

Consumer discretionary - 20.15%
Galaxy Entertainment Group Ltd. (1) (2)	27,238,000	$68,417	2.03%
Lions Gate Entertainment Corp. (1)	3,925,000	57,854	1.72
Melco Crown Entertainment Ltd. (ADR) (1)	3,277,763	37,760	1.12
Penske Automotive Group, Inc.	1,205,000	25,594	.76
John Wiley & Sons, Inc., Class A	499,296	24,461	.72
Paddy Power PLC (2)	372,500	24,322	.72
Delticom AG (2)	366,500	24,096	.71
Liberty Media Corp., Class A (1)	264,387	23,242	.69
Hankook Tire Co., Ltd. (2)	514,700	20,454	.61
Minth Group Ltd. (2)	16,792,000	18,224	.54
Bloomberry Resorts Corp. (1) (2)	75,195,000	17,069	.51
Other securities		337,539	10.02
		679,032	20.15

Industrials - 12.53%
International Container Terminal Services, Inc. (2)	34,610,000	60,643	1.80
Intertek Group PLC (2)	1,220,000	51,274	1.52
Polypore International, Inc. (1)	555,000	22,416	.66
Moog Inc., Class A (1)	512,100	21,175	.63
Cebu Air, Inc. (1) (2)	11,450,000	18,742	.56
Blount International, Inc. (1)	1,125,000	16,481	.49
Johnson Electric Holdings Ltd. (2)	26,645,000	16,238	.48
Other securities		215,251	6.39
		422,220	12.53

Health care - 11.33%
BioMarin Pharmaceutical Inc. (1)	869,800	34,427	1.02
athenahealth, Inc. (1)	383,698	30,377	.90
Illumina, Inc. (1)	706,400	28,531	.85
NuVasive, Inc. (1)	1,070,400	27,145	.81
Synageva BioPharma Corp. (1)	560,457	22,732	.67
Volcano Corp. (1)	786,767	22,541	.67
Fleury SA, ordinary nominative	1,419,900	18,027	.53
Other securities		198,003	5.88
		381,783	11.33

Information technology - 11.11%
AAC Technologies Holdings Inc. (2)	15,501,100	44,886	1.33
Hittite Microwave Corp. (1)	664,400	33,964	1.01
Kingboard Chemical Holdings Ltd. (2)	10,787,500	20,975	.62
Dialog Semiconductor PLC (1) (2)	930,000	16,879	.50
Other securities		257,732	7.65
		374,436	11.11

Energy - 9.47%
InterOil Corp. (1)	1,339,035	93,331	2.77
Ophir Energy PLC (1) (2)	4,379,700	39,831	1.18
Comstock Resources, Inc. (1)	1,327,000	21,789	.65
GeoResources, Inc. (1)	500,000	18,305	.55
Kodiak Oil & Gas Corp. (1)	2,100,000	17,241	.51
Other securities		128,471	3.81
		318,968	9.47

Materials - 6.27%
Kenmare Resources PLC (1) (2)	39,706,150	24,620	.73
Allied Gold Mining PLC (CDI) (AUD denominated) (1) (2)	6,340,045	14,991
Allied Gold Mining PLC (1) (2)	3,383,333	7,430	.67
African Minerals Ltd. (1) (2)	3,987,000	19,855	.59
African Petroleum Corp. Ltd. (1) (2)	13,550,909	17,360	.51
Other securities		126,972	3.77
		211,228	6.27

Financials - 4.85%
National Financial Partners Corp. (1)	1,273,700	17,068	.51
Other securities		146,462	4.34
		163,530	4.85

Consumer staples - 3.29%
Brazil Pharma SA, ordinary nominative	3,744,600	20,042	.59
Wumart Stores, Inc., Class H (1) (2)	8,550,000	17,358	.52
Other securities		73,545	2.18
		110,945	3.29

Utilities - 3.22%
ENN Energy Holdings Ltd. (2)	22,239,700	78,202	2.32
Other securities		30,320	.90
		108,522	3.22

Telecommunication services - 1.06%
Other securities		35,786	1.06

Miscellaneous - 4.84%
Other common stocks in initial period of acquisition		163,034	4.84

Total common stocks (cost: $2,789,808,000)		2,969,484	88.12

			Percent
		Value	of net
Preferred securities - 0.17%		(000)	assets

Financials - 0.17%
Other securities		5,851	.17

Total preferred securities (cost: $4,898,000)		5,851	.17

			Percent
		Value	of net
Rights & warrants - 0.03%		(000)	assets

Other - 0.03%
Other securities		896	.03

Total rights & warrants (cost: $2,718,000)		896	.03

			Percent
		Value	of net
Convertible securities - 0.09%		(000)	assets

Other - 0.09%
Other securities		2,909	.09

Total convertible securities (cost: $2,398,000)		2,909	.09

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.42%		(000)	assets

Other - 0.42%
Other securities		14,342	.42

Total bonds, notes & other debt instruments (cost: $12,863,000)		14,342	.42

	Principal		Percent
	amount	Value	of net
Short-term securities - 9.58%	(000)	(000)	assets

U.S. Treasury Bills 0.078%-0.146% due 7/26-12/20/2012	$86,900	86,889	2.58
Freddie Mac 0.13%-0.17% due 10/25/2012-2/1/2013	31,000	30,977	.92
Google Inc. 0.14% due 8/15/2012 (3)	18,700	18,696	.56
Bank of Nova Scotia 0.08% due 7/2/2012	18,450	18,450	.55
International Bank for Reconstruction and Development 0.135% due 9/17/2012	17,000	16,997	.50
Québec (Province of) 0.15% due 7/13/2012 (3)	16,500	16,498	.49
Other securities		134,192	3.98

Total short-term securities (cost: $322,694,000)		322,699	9.58

Total investment securities (cost: $3,135,379,000)		3,316,181	98.41
Other assets less liabilities		53,665	1.59

Net assets		$3,369,846	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,651,000, an aggregate cost of $7,441,000, and which represented .11% of the net assets of the fund) were acquired from 12/17/2007 to 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Forward currency contracts
The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

			Contract amount			Unrealized depreciation at 6/30/2012 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	7/31/2012	Barclays Bank PLC	$1,809	$	A1,800	$(28)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)
JVM Co., Ltd. (1) (2)	411,500	-	-	411,500	$-	$14,272
zooplus AG, non-registered shares (1) (2)	271,916	85,800	-	357,716	-	11,684
Time Technoplast Ltd. (2)	11,888,000	-	-	11,888,000	-	10,166
Phorm, Inc. (1) (2) (3)	4,646,000	-	-	4,646,000	-	6,731
Phorm, Inc. (1) (2)	250,000	-	-	250,000	-	401
Airesis SA (1) (2)	3,294,151	-	-	3,294,151	-	6,079
Hummingbird Resources PLC (1) (2)	2,500,000	275,000	-	2,775,000	-	4,824
Canadian Overseas Petroleum Ltd. (1) (3)	8,000,000	-	-	8,000,000	-	1,454
Canadian Overseas Petroleum Ltd. (1)	6,720,000	-	-	6,720,000	-	1,221
Canadian Overseas Petroleum Ltd., warrants, expire 2013 (1) (2) (3)	4,000,000	-	-	4,000,000	-	111
Wildhorse Energy Ltd. (1) (2)	16,227,016	-	-	16,227,016	-	882
Wildhorse Energy Ltd. (CDI) (GBP denominated) (1) (2)	-	7,225,777	-	7,225,777	-	409
Pursuit Dynamics PLC (1) (2)	4,757,900	594,737	-	5,352,637	-	1,007
Pursuit Dynamics PLC, rights, expire 2012	-	594,737	594,737	-	-	-
Eveready Industries India Ltd.(4)	4,370,000	-	4,370,000	-	-	-
Trap Oil Group PLC (4)	11,800,000	-	11,800,000	-	-	-
					$-	$59,241

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,549,867,000, which represented 45.99% of the net assets of the fund. This amount includes $1,535,398,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $156,407,000, which represented 4.64% of the net assets of the fund.

(4) Unaffiliated issuer at 6/30/2012.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
AUD/A$ = Australian dollars
GBP = British pounds

See Notes to Financial Statements

Growth Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Apple	4.12%
Amazon.com	2.67
Wells Fargo	2.35
Intuitive Surgical	2.28
Home Depot	2.04
Chipotle Mexican Grill	1.79
lululemon athletica	1.68
Google	1.65
Berkshire Hathaway	1.56
Wynn Macau	1.53

			Percent
		Value	of net
Common stocks - 88.02%	Shares	(000)	assets

Consumer discretionary - 18.25%
Amazon.com, Inc. (1)	2,823,000	$644,632	2.67%
Home Depot, Inc.	9,306,000	493,125	2.04
Chipotle Mexican Grill, Inc. (1)	1,136,400	431,775	1.79
lululemon athletica inc. (1)	6,800,000	405,484	1.68
Wynn Macau, Ltd. (2)	157,313,600	369,910	1.53
Johnson Controls, Inc.	6,499,100	180,090	.75
Tiffany & Co.	2,953,000	156,361	.65
Harman International Industries, Inc. (3)	3,754,515	148,679	.62
Other securities		1,575,283	6.52
		4,405,339	18.25

Financials - 13.22%
Wells Fargo & Co.	16,988,296	568,089	2.35
Berkshire Hathaway Inc., Class A (1)	3,015	376,709	1.56
American Express Co.	4,000,000	232,840	.96
Bank of America Corp.	22,000,000	179,960	.75
Onex Corp.	4,280,500	166,200	.69
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	85,134
Fairfax Financial Holdings Ltd.	198,600	77,792	.67
Goldman Sachs Group, Inc.	1,532,000	146,858	.61
Other securities		1,358,872	5.63
		3,192,454	13.22

Information technology - 12.54%
Apple Inc. (1)	1,705,000	995,720	4.12
Google Inc., Class A (1)	685,500	397,638	1.65
ASML Holding NV (New York registered)	2,300,000	118,266
ASML Holding NV (2)	2,250,000	114,654	.96
Oracle Corp.	5,695,000	169,141	.70
Fidelity National Information Services, Inc.	4,930,263	168,023	.70
Other securities		1,063,433	4.41
		3,026,875	12.54

Energy - 11.64%
Suncor Energy Inc.	9,023,393	260,926	1.08
Concho Resources Inc. (1)	2,865,000	243,869	1.01
Pacific Rubiales Energy Corp.	10,632,200	225,155	.93
Core Laboratories NV	1,700,000	197,030	.82
MEG Energy Corp. (1)	4,590,000	164,512	.68
Noble Energy, Inc.	1,845,000	156,493	.65
Cobalt International Energy, Inc. (1)	6,490,000	152,515	.63
Denbury Resources Inc. (1)	9,810,800	148,241	.61
Other securities		1,260,741	5.23
		2,809,482	11.64

Health care - 11.14%
Intuitive Surgical, Inc. (1)	993,000	549,913	2.28
Gilead Sciences, Inc. (1)	4,700,000	241,016	1.00
Edwards Lifesciences Corp. (1)	2,275,000	235,008	.97
Grifols, SA, Class A (1) (2)	8,575,000	217,503	.90
UnitedHealth Group Inc.	3,690,000	215,865	.89
Incyte Corp. (1) (3)	7,910,000	179,557	.74
Regeneron Pharmaceuticals, Inc. (1)	1,471,500	168,075	.70
Baxter International Inc.	3,012,100	160,093	.66
Other securities		722,762	3.00
		2,689,792	11.14

Industrials - 7.66%
Union Pacific Corp.	2,390,000	285,151	1.18
Stericycle, Inc. (1)	3,000,000	275,010	1.14
Boeing Co.	3,000,000	222,900	.92
Other securities		1,066,134	4.42
		1,849,195	7.66

Materials - 7.37%
Barrick Gold Corp.	7,250,000	272,383	1.13
Newmont Mining Corp.	5,430,543	263,436	1.09
Potash Corp. of Saskatchewan Inc.	5,468,212	238,906	.99
FMC Corp.	3,000,000	160,440	.66
Praxair, Inc.	1,475,000	160,377	.66
Other securities		684,494	2.84
		1,780,036	7.37

Consumer staples - 3.98%
Costco Wholesale Corp.	3,215,000	305,425	1.26
Philip Morris International Inc.	2,284,000	199,302	.82
Other securities		457,084	1.90
		961,811	3.98

Telecommunication services - 1.38%
CenturyLink, Inc.	4,160,000	164,279	.68
Crown Castle International Corp. (1)	2,600,000	152,516	.63
Other securities		16,754	.07
		333,549	1.38

Utilities - 0.14%
Other securities		33,992	.14

Miscellaneous - 0.70%
Other common stocks in initial period of acquisition		168,163	.70

Total common stocks (cost: $14,696,626,000)		21,250,688	88.02

	Principal		Percent
	amount	Value	of net
Short-term securities - 12.10%	(000)	(000)	assets

Fannie Mae 0.10%-0.19% due 9/5-11/16/2012	$686,100	$685,855	2.85
Federal Home Loan Bank 0.04%-0.165% due 7/9-12/5/2012	607,049	606,892	2.51
U.S. Treasury Bills 0.043%-0.117% due 7/19-8/9/2012	500,000	499,981	2.07
Wal-Mart Stores, Inc. 0.10%-0.11% due 7/9-7/10/2012 (4)	240,000	239,993	.99
NetJets Inc. 0.14% due 7/10/2012 (4)	19,500	19,499	.08
Other securities		868,523	3.60

Total short-term securities (cost: $2,920,690,000)		2,920,743	12.10

Total investment securities (cost: $17,617,316,000)		24,171,431	100.12
Other assets less liabilities		(29,092)	(.12)

Net assets		$24,142,339	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2012 (000)
Incyte Corp. (1)	7,910,000	-	-	7,910,000	$-	$179,557
Harman International Industries, Inc.	2,245,000	1,709,515	200,000	3,754,515	322	148,679
KGen Power Corp. (1) (2) (5)	3,166,128	-	-	3,166,128	-	27,229
lululemon athletica inc. (1) (6)	7,400,000	-	600,000	6,800,000	-	-
					$322	$355,465

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $2,445,737,000, which represented 10.13% of the net assets of the fund. This amount includes $2,317,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $881,655,000, which represented 3.65% of the net assets of the fund.

(5) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $28,495,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in "Other securities," was $128,018,000, which represented .53% of the net assets of the fund. These securities were acquired from 12/21/2005 to 6/21/2011 at an aggregate cost of $162,324,000.

(6) Unaffiliated issuer at 6/30/2012.

Key to abbreviation
CAD = Canadian dollars

See Notes to Financial Statements

International Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Novartis	3.85%
Samsung Electronics	3.79
Bayer	2.64
BP	2.28
Anheuser-Busch InBev	2.19
Ryanair Holdings	1.89
Teva Pharmaceutical Industries	1.79
NetEase	1.75
Nestlé	1.60
MTN Group	1.49

			Percent
		Value	of net
Common stocks - 91.11%	Shares	(000)	assets

Health care - 13.21%
Novartis AG (1)	5,973,613	$333,208	3.85%
Bayer AG (1)	3,172,401	228,758	2.64
Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	155,315	1.79
Mindray Medical International Ltd., Class A (ADR)	3,750,000	113,587	1.31
Merck KGaA (1)	679,655	67,824	.78
JSC Pharmstandard (GDR) (1) (2)	3,805,800	54,294
JSC Pharmstandard (GDR) (1) (2) (3)	307,300	4,384	.68
Other securities		186,370	2.16
		1,143,740	13.21

Financials - 13.18%
AIA Group Ltd. (1)	36,381,700	125,442	1.45
Bank of China Ltd., Class H (1)	228,632,800	87,484	1.01
Sberbank of Russia (ADR) (1)	7,484,000	81,407	.94
Ping An Insurance (Group) Co. of China, Ltd., Class H (1)	10,056,000	81,149	.94
Prudential PLC (1)	6,570,265	76,126	.88
Housing Development Finance Corp. Ltd. (1)	6,004,000	70,653	.82
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	53,447	.62
Other securities		564,691	6.52
		1,140,399	13.18

Consumer discretionary - 12.75%
Hyundai Motor Co. (1)	553,500	113,549	1.31
British Sky Broadcasting Group PLC (1)	9,594,500	104,715	1.21
Daimler AG (1)	2,172,000	97,683	1.13
Li & Fung Ltd. (1)	41,314,000	80,168	.93
Tata Motors Ltd. (1)	15,092,871	65,886	.76
Rakuten, Inc. (1)	5,544,900	57,422	.66
Other securities		584,209	6.75
		1,103,632	12.75

Industrials - 11.88%
Ryanair Holdings PLC (ADR) (2)	5,383,105	163,646	1.89
SMC Corp. (1)	693,900	120,097	1.39
Legrand SA (1)	2,916,500	99,190	1.14
Bureau Veritas SA (1)	641,348	57,010	.66
Jardine Matheson Holdings Ltd. (1)	1,113,600	54,230	.63
Other securities		534,135	6.17
		1,028,308	11.88

Information technology - 10.15%
Samsung Electronics Co. Ltd. (1)	309,350	327,980	3.79
NetEase, Inc. (ADR) (2)	2,569,735	151,229	1.75
Murata Manufacturing Co., Ltd. (1)	1,253,000	65,730	.76
HOYA Corp. (1)	2,840,600	62,589	.72
Canon, Inc. (1)	1,493,900	59,820	.69
Other securities		211,380	2.44
		878,728	10.15

Consumer staples - 9.65%
Anheuser-Busch InBev NV (1)	2,436,414	189,414
Anheuser-Busch InBev NV, VVPR STRIPS (1) (2)	1,189,792	1	2.19
Nestlé SA (1)	2,325,800	138,737	1.60
Imperial Tobacco Group PLC (1)	3,200,000	123,127	1.42
Pernod Ricard SA (1)	579,960	62,042	.72
L'Oréal SA, non-registered shares (1)	376,000	44,046
L'Oréal SA, bonus shares (1)	136,000	15,932	.69
Danone SA (1)	925,306	57,445	.67
Other securities		204,031	2.36
		834,775	9.65

Materials - 6.23%
Linde AG (1)	814,600	126,880	1.46
ArcelorMittal (1)	4,308,500	66,558	.77
Nitto Denko Corp. (1)	1,502,200	64,069	.74
Syngenta AG (1)	170,200	58,103	.67
Other securities		223,790	2.59
		539,400	6.23

Telecommunication services - 5.73%
MTN Group Ltd. (1)	7,474,900	129,209	1.49
SOFTBANK CORP. (1)	2,645,000	98,339	1.14
América Móvil, SAB de CV, Series L (ADR)	2,006,000	52,276	.60
Other securities		216,222	2.50
		496,046	5.73

Energy - 4.43%
BP PLC (1)	29,414,802	197,084	2.28
Royal Dutch Shell PLC, Class B (1)	2,003,000	69,905
Royal Dutch Shell PLC, Class A (1)	372,000	12,570	.95
Other securities		103,613	1.20
		383,172	4.43

Utilities - 2.68%
Power Grid Corp. of India Ltd. (1)	58,601,640	119,712	1.38
Other securities		112,333	1.30
		232,045	2.68

Miscellaneous - 1.22%
Other common stocks in initial period of acquisition		105,539	1.22

Total common stocks (cost: $7,057,626,000)		7,885,784	91.11

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.05%		(000)	assets

Financials-0.05%
Other securities		4,526	.05

		4,526	.05
Total bonds, notes & other debt instruments (cost: $4,167,000)

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.40%	(000)	(000)	assets

Fannie Mae 0.07%-0.14% due 7/16/2012-1/7/2013	$178,100	$178,006	2.06
Federal Home Loan Bank 0.118%-0.18% due 8/1-10/18/2012	111,200	111,174	1.28
U.S. Treasury Bills 0.103%-0.116% due 7/19-10/11/2012	76,800	76,790	.89
Freddie Mac 0.05%-0.155% due 7/9-10/15/2012	66,200	66,192	.77
Scotiabank Inc. 0.12%-0.145% due 7/10-7/25/2012	66,000	65,996	.76
Other securities		228,464	2.64

Total short-term securities (cost: $726,637,000)		726,622	8.40

Total investment securities (cost: $7,788,430,000)		8,616,932	99.56
Other assets less liabilities		38,046	.44

Net assets		$8,654,978	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,802,000, an aggregate cost of $32,657,000, and which represented .08% of the net assets of the fund) were acquired from 2/11/1998 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount			Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)		6/30/2012 (000)

Sales:
Australian dollars	7/10/2012	UBS AG	$10,618	$	A11,000	$(628)
Euros	7/18/2012	HSBC Bank	$105,774		€83,950	(480)
Euros	7/24/2012	UBS AG	$199,426		€157,000	703
						$(405)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $7,073,520,000, which represented 81.73% of the net assets of the fund. This amount includes $7,049,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $268,553,000, which represented 3.10% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros

See Notes to Financial Statements

New World Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
América Móvil	2.26%
Magnit	1.72
Shoprite Holdings	1.62
Nestlé	1.56
Novo Nordisk	1.51
Cochlear	1.50
Samsung Electronics	1.48
Naspers	1.35
Truworths International	1.34
Anheuser-Busch InBev	1.32

			Percent
		Value	of net
Common stocks - 80.60%	Shares	(000)	assets

Consumer staples - 15.77%
OJSC Magnit (GDR) (1)	1,227,000	$36,998
OJSC Magnit (GDR) (1) (2)	64,500	1,945	1.72%
Shoprite Holdings Ltd. (1)	1,980,000	36,585	1.62
Nestlé SA (1)	590,000	35,194	1.56
Anheuser-Busch InBev NV (1)	383,700	29,830	1.32
SABMiller PLC (1)	740,000	29,724	1.31
Pernod Ricard SA (1)	213,600	22,850	1.01
Coca-Cola Co.	259,500	20,290	.90
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	16,757
Wal-Mart de México, SAB de CV, Series V	570,000	1,528	.81
British American Tobacco PLC (1)	335,129	17,058	.75
Other securities		107,906	4.77
		356,665	15.77

Consumer discretionary - 12.62%
Naspers Ltd., Class N (1)	571,000	30,535	1.35
Truworths International Ltd. (1)	2,755,000	30,216	1.34
Arcos Dorados Holdings Inc., Class A	1,683,750	24,886	1.10
Toyota Motor Corp. (1)	560,000	22,571	1.00
Hyundai Mobis Co., Ltd. (1)	80,400	19,463	.86
Honda Motor Co., Ltd. (1)	525,000	18,288	.81
Bayerische Motoren Werke AG (1)	240,000	17,390	.77
Wynn Macau, Ltd. (1)	6,849,200	16,105	.71
Golden Eagle Retail Group Ltd. (1)	7,000,000	14,360	.64
Other securities		91,486	4.04
		285,300	12.62

Health care - 9.61%
Novo Nordisk A/S, Class B (1)	236,620	34,232	1.51
Cochlear Ltd. (1)	500,000	33,863	1.50
Baxter International Inc.	497,300	26,431	1.17
Novartis AG (1)	429,500	23,957	1.06
Amil Participações SA, ordinary nominative	1,997,410	19,989	.88
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (1)	14,408,000	15,987	.71
Other securities		62,751	2.78
		217,210	9.61

Financials - 8.59%
PT Bank Rakyat Indonesia (Persero) Tbk (1)	33,990,000	23,262	1.03
Agricultural Bank of China, Class H (1)	46,767,000	18,882	.84
Housing Development Finance Corp. Ltd. (1)	1,353,000	15,922	.70
Sberbank of Russia (ADR) (1)	775,000	8,430
Sberbank of Russia (ADR)	682,500	7,385	.70
Industrial and Commercial Bank of China Ltd., Class H (1)	26,736,700	14,950	.66
Kotak Mahindra Bank Ltd. (1)	1,373,886	14,679	.65
Bank of the Philippine Islands (1)	8,185,412	14,542	.64
Other securities		76,213	3.37
		194,265	8.59

Energy - 7.84%
Oil Search Ltd. (1)	3,738,085	25,506	1.13
Royal Dutch Shell PLC, Class B (1)	600,000	20,940
Royal Dutch Shell PLC, Class B (ADR)	63,000	4,406	1.12
Pacific Rubiales Energy Corp.	1,180,000	24,988	1.10
Cobalt International Energy, Inc. (3)	744,800	17,503	.77
Other securities		84,042	3.72
		177,385	7.84

Industrials - 5.84%
Cummins Inc.	192,500	18,655	.82
Intertek Group PLC (1)	428,200	17,996	.80
Schneider Electric SA (1)	296,440	16,517	.73
Other securities		78,978	3.49
		132,146	5.84

Information technology - 5.49%
Samsung Electronics Co. Ltd. (1)	31,610	33,514	1.48
Google Inc., Class A (3)	48,600	28,191	1.25
Mail.ru Group Ltd. (GDR) (1) (3)	449,709	15,317	.68
Other securities		47,078	2.08
		124,100	5.49

Telecommunication services - 5.14%
América Móvil, SAB de CV, Series L (ADR)	1,887,750	49,195
América Móvil, SAB de CV, Series L	1,545,500	2,015	2.26
SOFTBANK CORP. (1)	688,800	25,609	1.13
Other securities		39,413	1.75
		116,232	5.14

Materials - 4.06%
Linde AG (1)	109,000	16,978	.75
Other securities		74,855	3.31
		91,833	4.06

Utilities - 1.00%
Other securities		22,610	1.00

Miscellaneous - 4.64%
Other common stocks in initial period of acquisition		104,958	4.64

Total common stocks (cost: $1,512,343,000)		1,822,704	80.60

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 11.33%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 9.34%
United Mexican States Government:
Global 3.625%-6.375% 2013-2110	$14,059	16,060
6.50%-9.50% 2013-2021	MXN 205,471	17,001	1.46
Philippines (Republic of):
4.95%-8.75% 2013-2036	PHP 632,500	15,766
7.75%-9.875% 2014-2031	$6,335	8,684	1.08
Brazil (Federal Republic of):
6.00% 2016-2045 (4)	BRL 10,456	6,028
Global 4.875%-11.00% 2017-2041 (5)	$13,678	17,502	1.04
Other securities		130,158	5.76
		211,199	9.34

Information technology - 0.03%
Samsung Electronics America, Inc., 1.75% 2017 (2)	700	699	.03

Other - 1.96%
Other securities		44,341	1.96

Total bonds, notes & other debt instruments (cost: $235,783,000)		256,239	11.33

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.06%	(000)	(000)	assets

U.S. Treasury Bills 0.141%-0.146% due 12/13-12/20/2012	$33,400	$33,377	1.47
Freddie Mac 0.13%-0.17% due 10/25/2012-2/1/2013	23,500	23,482	1.04
Thunder Bay Funding, LLC 0.17% due 7/17/2012 (2)	22,200	22,198	.98
BASF AG 0.17% due 7/2/2012 (2)	18,500	18,500	.82
International Bank for Reconstruction and Development 0.135% due 9/17/2012	16,000	15,997	.71
Nestlé Finance International Ltd. 0.19% due 7/19/2012	15,000	14,999	.66
Other securities		31,148	1.38

Total short-term securities (cost: $159,700,000)		159,701	7.06

Total investment securities (cost: $1,907,826,000)		2,238,644	98.99
Other assets less liabilities		22,818	1.01

Net assets		$2,261,462	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized
	Settlement date	Counterparty	Receive (000)	Deliver (000)	depreciation at 6/30/2012 (000)
Sales:
Brazilian reais	7/25/2012	JPMorgan Chase	$894	BRL1,825	$(10)
Mexican pesos	7/25/2012	JPMorgan Chase	$601	MXN8,375	(25)
					$(35)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,340,162,000, which represented 59.26% of the net assets of the fund. This amount includes $1,340,126,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $105,180,000, which represented 4.65% of the net assets of the fund.

(3) Security did not produce income during the last 12 months.
(4) Index-linked bond whose principal amount moves with a government price index.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
MXN = Mexican pesos
PHP = Philippine pesos

See Notes to Financial Statements

Blue Chip Income and Growth Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
AT&T	4.42%
Microsoft	4.26
Royal Dutch Shell	3.24
Amgen	3.21
Abbott Laboratories	2.58
Altria	2.49
Chevron	2.41
CVS/Caremark	2.35
Dow Chemical	2.33
Philip Morris International	2.33

			Percent
		Value	of net
Common stocks - 90.36%	Shares	(000)	assets

Information technology - 13.06%
Microsoft Corp.	6,520,000	$199,447	4.26%
Hewlett-Packard Co.	4,550,000	91,500	1.95
Oracle Corp.	2,400,000	71,280	1.52
International Business Machines Corp.	330,000	64,541	1.38
Intel Corp.	2,200,000	58,630	1.25
Texas Instruments Inc.	1,630,000	46,765	1.00
Apple Inc. (1)	80,000	46,720	1.00
Other securities		32,786	.70
		611,669	13.06

Industrials - 12.72%
General Electric Co.	4,400,000	91,696	1.96
CSX Corp.	3,100,000	69,316	1.48
United Parcel Service, Inc., Class B	850,000	66,946	1.43
United Technologies Corp.	760,000	57,403	1.23
Union Pacific Corp.	375,000	44,741	.95
Norfolk Southern Corp.	592,800	42,545	.91
Other securities		222,878	4.76
		595,525	12.72

Energy - 12.21%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	90,909
Royal Dutch Shell PLC, Class A (ADR)	900,000	60,687	3.24
Chevron Corp.	1,070,000	112,885	2.41
ConocoPhillips	1,400,000	78,232	1.67
BP PLC (ADR)	1,630,000	66,080	1.41
Apache Corp.	492,000	43,242	.92
Baker Hughes Inc.	916,000	37,648	.80
Other securities		82,167	1.76
		571,850	12.21

Health care - 12.17%
Amgen Inc.	2,060,000	150,462	3.21
Abbott Laboratories	1,875,000	120,881	2.58
Gilead Sciences, Inc. (1)	1,634,000	83,792	1.79
Bristol-Myers Squibb Co.	1,125,000	40,444	.87
Merck & Co., Inc.	630,000	26,302	.56
Other securities		148,071	3.16
		569,952	12.17

Consumer staples - 12.10%
Altria Group, Inc.	3,375,000	116,606	2.49
CVS/Caremark Corp.	2,350,000	109,816	2.35
Philip Morris International Inc.	1,250,000	109,075	2.33
Kraft Foods Inc., Class A	2,030,000	78,399	1.67
Kimberly-Clark Corp.	500,000	41,885	.89
PepsiCo, Inc.	550,000	38,863	.83
Other securities		71,881	1.54
		566,525	12.10

Telecommunication services - 7.61%
AT&T Inc.	5,800,000	206,828	4.42
Verizon Communications Inc.	2,202,300	97,870	2.09
CenturyLink, Inc.	1,055,400	41,678	.89
Other securities		9,730	.21
		356,106	7.61

Consumer discretionary - 7.29%
Harley-Davidson, Inc.	1,147,800	52,489	1.12
Comcast Corp., Class A	1,480,000	47,316
Comcast Corp., Class A, special nonvoting shares	100,000	3,140	1.08
Home Depot, Inc.	855,000	45,306	.97
General Motors Co. (1)	1,630,000	32,144	.69
Other securities		160,849	3.43
		341,244	7.29

Financials - 4.98%
JPMorgan Chase & Co.	2,840,000	101,473	2.17
Citigroup Inc.	2,000,000	54,820	1.17
American Express Co.	600,000	34,926	.75
Other securities		41,881	.89
		233,100	4.98

Materials - 3.40%
Dow Chemical Co.	3,470,000	109,305	2.33
Other securities		50,009	1.07
		159,314	3.40

Utilities - 2.50%
Southern Co.	750,000	34,725	.74
Other securities		82,103	1.76
		116,828	2.50

Miscellaneous - 2.32%
Other common stocks in initial period of acquisition		108,379	2.32

Total common stocks (cost: $3,496,018,000)		4,230,492	90.36

			Percent
		Value	of net
Rights & warrants - 0.00%		(000)	assets

Financials - 0.00%
Other securities		-	.00

Total rights & warrants (cost: $230,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.03%	Shares	(000)	assets

Consumer discretionary - 1.03%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,460,000	48,472	1.03

Total convertible securities (cost: $66,189,000)		48,472	1.03

	Principal		Percent
	amount	Value	of net
Short-term securities - 9.15%	(000)	(000)	assets

Coca-Cola Co. 0.15%-0.23% due 8/16-10/15/2012 (2)	$55,500	55,476	1.19
Federal Home Loan Bank 0.07%-0.105% due 7/6-8/31/2012	54,400	54,397	1.16
Merck & Co. Inc. 0.13% due 8/22/2012 (2)	50,000	49,990	1.07
Freddie Mac 0.11%-0.12% due 8/27-11/6/2012	46,300	46,290	.99
Wal-Mart Stores, Inc. 0.10%-0.13% due 7/2-7/24/2012 (2)	43,700	43,698	.93
U.S. Treasury Bills 0.07%-0.133% due 8/16-10/18/2012	37,500	37,492	.80
NetJets Inc. 0.14% due 7/3-8/20/2012 (2)	35,200	35,196	.75
Chevron Corp. 0.09% due 7/23/2012 (2)	4,100	4,100	.09
Other securities		101,812	2.17

Total short-term securities (cost: $428,452,000)		428,451	9.15

Total investment securities (cost: $3,990,889,000)		4,707,415	100.54
Other assets less liabilities		(25,372)	(.54)

Net assets		$4,682,043	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (which represented less than .01% of the net asets of the fund) was valued under fair value procedures adopted by authority of the board of trustees.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $223,657,000, which represented 4.78% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Global Growth and Income Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Home Depot	3.88%
Merck	3.22
Taiwan Semiconductor Manufacturing	2.64
Virgin Media	2.06
Newmont Mining	1.97
Verizon	1.81
Yamana Gold	1.56
Kraft Foods	1.55
Agricultural Bank of China	1.40
Marsh & McLennan Companies	1.31

			Percent
		Value	of net
Common stocks - 91.09%	Shares	(000)	assets

Consumer discretionary - 15.03%
Home Depot, Inc.	1,445,000	$76,571	3.88%
Virgin Media Inc.	1,667,500	40,670	2.06
Comcast Corp., Class A	745,000	23,818	1.21
Amazon.com, Inc. (1)	94,550	21,591	1.09
D.R. Horton, Inc.	1,000,000	18,380	.93
Toll Corp. (1)	600,000	17,838	.90
Saks Inc. (1)	1,200,000	12,780	.65
Other securities		84,942	4.31
		296,590	15.03

Financials - 14.51%
Agricultural Bank of China, Class H (2)	68,383,000	27,609	1.40
Marsh & McLennan Companies, Inc.	800,000	25,784	1.31
Industrial and Commercial Bank of China Ltd., Class H (2)	42,145,940	23,567	1.19
Prudential PLC (2)	1,618,689	18,755	.95
Macquarie International Infrastructure Fund Ltd. (2)	36,200,164	15,083	.76
Wells Fargo & Co.	335,000	11,202	.57
Bank of Nova Scotia	200,000	10,361	.53
Other securities		153,823	7.80
		286,184	14.51

Industrials - 9.40%
United Continental Holdings, Inc. (1)	900,000	21,897	1.11
Meggitt PLC (2)	3,480,500	21,107	1.07
Union Pacific Corp.	150,000	17,897	.91
Lockheed Martin Corp.	200,000	17,416	.88
Schneider Electric SA (2)	268,242	14,946	.76
Other securities		92,203	4.67
		185,466	9.40

Consumer staples - 9.01%
Kraft Foods Inc., Class A	790,000	30,510	1.55
Unilever NV, depository receipts (2)	705,000	23,597	1.20
British American Tobacco PLC (2)	339,500	17,280	.88
Sysco Corp.	460,000	13,713	.69
Anheuser-Busch InBev NV (2)	175,000	13,605	.69
Other securities		79,003	4.00
		177,708	9.01

Information technology - 8.64%
Taiwan Semiconductor Manufacturing Co. Ltd. (1) (2)	16,960,000	46,422
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (1)	400,000	5,584	2.64
Apple Inc. (1)	42,900	25,053	1.27
Google Inc., Class A (1)	40,450	23,464	1.19
International Business Machines Corp.	100,000	19,558	.99
Other securities		50,457	2.55
		170,538	8.64

Materials - 8.57%
Newmont Mining Corp.	800,000	38,808	1.97
Yamana Gold Inc.	2,000,000	30,861	1.56
Barrick Gold Corp.	650,000	24,421	1.24
Dow Chemical Co.	445,000	14,018	.71
Nucor Corp.	320,000	12,128	.61
Other securities		48,742	2.48
		168,978	8.57

Health care - 7.67%
Merck & Co., Inc.	1,519,544	63,441	3.22
Eli Lilly and Co.	500,000	21,455	1.09
Novartis AG (2)	303,000	16,901	.86
Sonic Healthcare Ltd. (2)	1,285,000	16,758	.85
Vertex Pharmaceuticals Inc. (1)	238,877	13,358	.68
Other securities		19,411	.97
		151,324	7.67

Energy - 6.73%
Royal Dutch Shell PLC, Class B (ADR)	225,000	15,734
Royal Dutch Shell PLC, Class A (ADR)	115,000	7,755	1.19
Chevron Corp.	212,300	22,398	1.14
Crescent Point Energy Corp.	446,000	16,647	.84
Other securities		70,289	3.56
		132,823	6.73

Telecommunication services - 6.58%
Verizon Communications Inc.	802,500	35,663	1.81
AT&T Inc.	525,000	18,722	.95
Telstra Corp. Ltd. (2)	4,780,000	18,113	.92
TalkTalk Telecom Group PLC (2)	5,691,100	16,989	.86
Other securities		40,375	2.04
		129,862	6.58

Utilities - 2.97%
Power Assets Holdings Ltd. (2)	2,250,000	16,894	.85
GDF SUEZ (2)	667,659	15,930	.81
National Grid PLC (2)	1,225,000	12,966	.66
Other securities		12,812	.65
		58,602	2.97

Miscellaneous - 1.98%
Other common stocks in initial period of acquisition		39,049	1.98

Total common stocks (cost: $1,607,569,000)		1,797,124	91.09

			Percent
		Value	of net
Convertible securities - 0.63%		(000)	assets

Other - 0.63%
Other securities		12,410	.63

Total convertible securities (cost: $8,720,000)		12,410	.63

			Percent
		Value	of net
Bonds, notes & other debt instruments - 1.36%		(000)	assets

Other - 1.36%
Other securities		26,784	1.36

Total bonds, notes & other debt instruments (cost: $21,238,000)		26,784	1.36

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.25%	(000)	(000)	assets

Freddie Mac 0.12%-0.14% due 9/17/2012-1/9/2013	$45,700	45,680	2.31%
Fannie Mae 0.12%-0.14% due 9/19/2012-1/3/2013	20,100	20,088	1.02
Scotiabank Inc. 0.12% due 7/25/2012 (3)	14,900	14,899	.75
eBay Inc. 0.15% due 9/19/2012 (3)	14,500	14,494	.73
Variable Funding Capital Company LLC 0.16% due 7/19/2012 (3)	10,000	9,999	.51
Novartis Securities Investment Ltd. 0.15% due 8/7/2012 (3)	10,000	9,998	.51
Other securities		8,240	.42

Total short-term securities (cost: $123,401,000)		123,398	6.25

Total investment securities (cost: $1,760,928,000)		1,959,716	99.33
Other assets less liabilities		13,231	.67

Net assets		$1,972,947	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,800,000, an aggregate cost of $2,789,000, and which represented .10% of the net assets of the fund) were acquired on 12/17/2009 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is included in "Other securities" under the respective industry sector in the summary investment portfolio . Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)
Rickmers Maritime (2)	27,420,000	-	-	27,420,000	$329	$6,955

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $695,286,000, which represented 35.24% of the net assets of the fund. This amount includes $693,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $58,520,000, which represented 2.97% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Growth-Income Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Apple	3.20%
Philip Morris International	2.65
Microsoft	2.50
Royal Dutch Shell	2.17
AT&T	1.95
Oracle	1.83
Comcast	1.81
Home Depot	1.78
Gilead Sciences	1.68
CSX	1.56

			Percent
		Value	of net
Common stocks - 88.70%	Shares	(000)	assets

Information technology - 15.73%
Apple Inc. (1)	1,285,000	$750,440	3.20%
Microsoft Corp.	19,158,400	586,055	2.50
Oracle Corp.	14,435,000	428,720	1.83
Intel Corp.	10,011,900	266,817	1.14
Yahoo! Inc. (1)	13,774,400	218,049	.93
Computer Sciences Corp. (2)	8,034,513	199,417	.85
Texas Instruments Inc.	5,825,000	167,119	.71
Other securities		1,072,982	4.57
		3,689,599	15.73

Consumer discretionary - 14.38%
Comcast Corp., Class A	12,305,507	393,407
Comcast Corp., Class A, special nonvoting shares	1,000,000	31,400	1.81
Home Depot, Inc.	7,875,000	417,296	1.78
Amazon.com, Inc. (1)	1,490,000	340,241	1.45
News Corp., Class A	14,500,200	323,209	1.38
Time Warner Cable Inc.	3,597,601	295,363	1.26
Time Warner Inc.	6,756,667	260,132	1.11
Mattel, Inc.	7,000,000	227,080	.97
General Motors Co. (1)	7,796,330	153,744	.65
Other securities		930,976	3.97
		3,372,848	14.38

Health care - 11.22%
Gilead Sciences, Inc. (1)	7,701,000	394,907	1.68
Amgen Inc.	3,990,400	291,459	1.24
Abbott Laboratories	4,095,000	264,005	1.13
Edwards Lifesciences Corp. (1)	2,250,000	232,425	.99
Alexion Pharmaceuticals, Inc. (1)	2,340,000	232,362	.99
Biogen Idec Inc. (1)	1,528,000	220,612	.94
Merck & Co., Inc.	4,603,090	192,179	.82
Other securities		803,982	3.43
		2,631,931	11.22

Industrials - 11.03%
CSX Corp.	16,332,669	365,198	1.56
United Parcel Service, Inc., Class B	2,726,400	214,731	.92
United Technologies Corp.	2,806,400	211,967	.90
General Electric Co.	9,200,000	191,728	.82
General Dynamics Corp.	2,707,000	178,554	.76
Precision Castparts Corp.	1,047,710	172,338	.73
Union Pacific Corp.	1,382,974	165,003	.70
3M Co.	1,706,000	152,858	.65
Norfolk Southern Corp.	2,109,687	151,412	.65
Other securities		782,991	3.34
		2,586,780	11.03

Energy - 9.11%
Royal Dutch Shell PLC, Class A (ADR)	4,185,000	282,195
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	115,552
Royal Dutch Shell PLC, Class B (3)	3,219,816	112,372	2.17
Schlumberger Ltd.	4,690,000	304,428	1.30
Chevron Corp.	2,376,200	250,689	1.07
Apache Corp.	2,762,000	242,752	1.03
EOG Resources, Inc.	2,313,353	208,456	.89
Baker Hughes Inc.	3,870,000	159,057	.68
Other securities		462,341	1.97
		2,137,842	9.11

Consumer staples - 7.82%
Philip Morris International Inc.	7,114,500	620,811	2.65
Kraft Foods Inc., Class A	5,932,447	229,111	.98
Coca-Cola Co.	2,667,700	208,588	.89
CVS/Caremark Corp.	3,000,000	140,190	.59
Other securities		635,876	2.71
		1,834,576	7.82

Financials - 5.75%
State Street Corp.	4,221,000	188,425	.80
Other securities		1,159,711	4.95
		1,348,136	5.75

Materials - 4.71%
Dow Chemical Co.	11,009,100	346,787	1.48
Other securities		758,552	3.23
		1,105,339	4.71

Telecommunication services - 4.45%
AT&T Inc.	12,850,000	458,231	1.95
Crown Castle International Corp. (1)	2,948,600	172,965	.74
Other securities		412,720	1.76
		1,043,916	4.45

Utilities - 1.17%
Other securities		274,909	1.17

Miscellaneous - 3.33%
Other common stocks in initial period of acquisition		781,390	3.33

Total common stocks (cost: $16,339,938,000)		20,807,266	88.70

			Percent
		Value	of net
Preferred securities - 0.07%		(000)	assets

Miscellaneous - 0.07%
Other preferred securities in initial period of acquisition		16,477	.07

Total preferred securities (cost: $15,000,000)		16,477	.07

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Other - 0.01%
Other securities		1,409	.01

Total rights & warrants (cost: $10,039,000)		1,409	.01

			Percent
		Value	of net
Convertible securities - 0.51%		(000)	assets

Other - 0.34%
Other securities		80,305	.34

Miscellaneous - 0.17%
Other convertible securities in initial period of acquisition		40,378	.17

Total convertible securities (cost: $119,351,000)		120,683	.51

			Percent
		Value	of net
Bonds, notes & other debt instruments - 0.36%		(000)	assets

Other - 0.36%
Other securities		84,202	.36

Total bonds, notes & other debt instruments (cost: $78,574,000)		84,202	.36

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.30%	(000)	(000)	assets

U.S. Treasury Bills 0.07%-0.147% due 7/19-11/15/2012	$564,700	564,569	2.41
Freddie Mac 0.07%-0.19% due 7/2/2012-4/1/2013	399,275	399,068	1.70
Fannie Mae 0.07%-0.15% due 7/16-12/5/2012	356,200	356,156	1.52
Federal Home Loan Bank 0.11%-0.20% due 7/6-12/20/2012	187,000	186,963	.80
Coca-Cola Co. 0.13%-0.18% due 7/10-8/24/2012 (4)	173,500	173,471	.74
Merck & Co. Inc. 0.12% due 7/17-8/17/2012 (4)	90,000	89,992	.38
Abbott Laboratories 0.15%-0.17% due 9/5-9/17/2012 (4)	70,800	70,780	.30
Other securities		575,448	2.45

Total short-term securities (cost: $2,416,410,000)		2,416,447	10.30

Total investment securities (cost: $18,979,312,000)		23,446,484	99.95
Other assets less liabilities		10,872	.05

Net assets		$23,457,356	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $6,765,000, at a cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is shown in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)
Computer Sciences Corp.	-	8,034,513	-	8,034,513	$1,607	$199,417

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,209,910,000, which represented 5.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $838,557,000, which represented 3.57% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

International Growth and Income Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Philip Morris International	4.69%
British American Tobacco	3.77
SSE	2.83
BP	2.63
SingTel	2.15
Imperial Tobacco	2.01
NEXT	1.95
National Grid	1.85
H&M	1.63
Quanta Computer	1.63

			Percent
		Value	of net
Common stocks - 79.48%	Shares	(000)	assets

Consumer staples - 14.54%
Philip Morris International Inc.	145,040	$12,656	4.69%
British American Tobacco PLC (1)	199,500	10,154	3.77
Imperial Tobacco Group PLC (1)	140,900	5,421	2.01
Koninklijke Ahold NV (1)	197,000	2,441	.91
Nestlé SA (1)	36,750	2,192	.81
Other securities		6,346	2.35
		39,210	14.54

Consumer discretionary - 10.32%
NEXT PLC (1)	105,000	5,265	1.95
H & M Hennes & Mauritz AB, Class B (1)	122,400	4,401	1.63
Isuzu Motors Ltd. (1)	788,000	4,213	1.56
Whitbread PLC (1)	62,500	1,994	.74
Li & Fung Ltd. (1)	851,000	1,651	.61
Honda Motor Co., Ltd. (1)	23,500	819	.30
Other securities		9,507	3.53
		27,850	10.32

Telecommunication services - 9.38%
Singapore Telecommunications Ltd. (1)	2,222,000	5,810	2.15
Elisa Oyj, Class A (1)	167,000	3,362	1.25
China Communications Services Corp. Ltd., Class H (1) (2)	6,504,800	3,225	1.20
OJSC Mobile TeleSystems (ADR)	117,000	2,012	.75
Millicom International Cellular SA (SDR) (1)	19,300	1,821	.67
Other securities		9,060	3.36
		25,290	9.38

Utilities - 8.45%
SSE PLC (1)	350,350	7,638	2.83
National Grid PLC (1)	471,700	4,993	1.85
GDF SUEZ (1)	152,016	3,627	1.35
PT Perusahaan Gas Negara (Persero) Tbk (1)	9,159,000	3,460	1.28
Other securities		3,086	1.14
		22,804	8.45

Industrials - 7.66%
Jardine Matheson Holdings Ltd. (1)	81,700	3,979	1.47
Legrand SA (1)	85,000	2,891	1.07
VINCI SA (1)	55,100	2,579	.96
ASSA ABLOY AB, Class B (1)	76,000	2,125	.79
Ryanair Holdings PLC (ADR) (2)	61,400	1,867	.69
Siemens AG (1)	15,000	1,261	.47
Other securities		5,967	2.21
		20,669	7.66

Financials - 7.03%
Link Real Estate Investment Trust (1)	990,000	4,048	1.50
Nordea Bank AB (1)	420,000	3,636	1.35
Canadian Imperial Bank of Commerce (CIBC)	27,000	1,900	.70
Westfield Group (1)	151,500	1,476	.55
Other securities		7,889	2.93
		18,949	7.03

Health care - 6.54%
Fresenius SE & Co. KGaA (1)	37,000	3,837	1.42
Mindray Medical International Ltd., Class A (ADR)	126,100	3,819	1.41
Novartis AG (1)	61,225	3,415	1.27
Sonic Healthcare Ltd. (1)	236,175	3,080	1.14
GlaxoSmithKline PLC (1)	85,600	1,941	.72
Other securities		1,554	.58
		17,646	6.54

Energy - 5.11%
BP PLC (1)	1,056,551	7,079	2.63
Royal Dutch Shell PLC, Class B (1)	125,000	4,362	1.62
PTT PCL (1)	162,000	1,657	.61
Other securities		680	.25
		13,778	5.11

Information technology - 5.08%
Quanta Computer Inc. (1)	1,633,020	4,396	1.63
HTC Corp. (1)	281,000	3,695	1.37
NetEase, Inc. (ADR) (2)	34,400	2,024	.75
Other securities		3,575	1.33
		13,690	5.08

Materials - 4.77%
Svenska Cellulosa AB SCA, Class B (1)	238,800	3,586	1.33
Amcor Ltd. (1)	282,000	2,055	.76
Other securities		7,219	2.68
		12,860	4.77

Miscellaneous - 0.60%
Other common stocks in initial period of acquisition		1,626	.60

Total common stocks (cost: $198,293,000)		214,372	79.48

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 3.96%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 1.59%
United Mexican States Government, Series M30, 10.00% 2036	MXN 16,900	1,763	.65
Other securities		2,538	.94
		4,301	1.59

Financials - 1.30%
WEA Finance LLC 4.625% 2021 (3)	$3,085	3,269	1.21
Other securities		246	.09
		3,515	1.30

Energy - 0.65%
Shell International Finance BV 5.50% 2040	420	548	.20
Other securities		1,202	.45
		1,750	.65

Telecommunication services - 0.42%
MTS International Funding Ltd. 8.625% 2020 (3)	979	1,125	.42

Total bonds, notes & other debt instruments (cost: $9,969,000)		10,691	3.96

	Principal		Percent
	amount	Value	of net
Short-term securities - 9.27%	(000)	(000)	assets

Straight-A Funding LLC 0.18% due 9/25/2012 (3)	$6,500	6,497	2.41
Bank of Nova Scotia 0.08% due 7/2/2012	4,150	4,150	1.54
Siemens Capital Co. LLC 0.12% due 7/13/2012 (3)	3,200	3,200	1.19
Freddie Mac 0.07% due 7/17/2012	2,700	2,700	1.00
Jupiter Securitization Co., LLC 0.17% due 7/17/2012 (3)	2,500	2,500	.93
Federal Home Loan Bank 0.12% due 8/1/2012	2,200	2,200	.81
American Honda Finance Corp. 0.15% due 8/16/2012	2,000	1,999	.74
Estée Lauder Companies Inc. 0.12% due 7/24/2012 (3)	1,750	1,750	.65

Total short-term securities (cost: $24,996,000)		24,996	9.27

Total investment securities (cost: $233,258,000)		250,059	92.71
Other assets less liabilities		19,651	7.29

Net assets		$269,710	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $186,399,000, which represented 69.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $18,076,000, which represented 6.70% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

Asset Allocation Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
Comcast	2.15%
Merck	2.09
Oracle	2.05
Home Depot	1.89
Kinder Morgan	1.84
Johnson & Johnson	1.76
Gilead Sciences	1.59
Microsoft	1.56
Boeing	1.51
ACE	1.46

			Percent
		Value	of net
Common stocks - 74.07%	Shares	(000)	assets

Financials - 10.32%
ACE Ltd.	2,320,000	$171,982	1.46%
American Tower Corp.	2,450,000	171,280	1.45
Goldman Sachs Group, Inc.	1,750,000	167,755	1.42
American Express Co.	2,600,000	151,346	1.28
JPMorgan Chase & Co.	2,500,000	89,325	.76
Citigroup Inc.	2,750,000	75,377	.64
Other securities		390,917	3.31
		1,217,982	10.32

Consumer discretionary - 10.21%
Comcast Corp., Class A	7,950,000	254,161	2.15
Home Depot, Inc.	4,200,000	222,558	1.89
McDonald's Corp.	1,060,000	93,842	.79
VF Corp.	700,000	93,415	.79
Amazon.com, Inc. (1)	400,000	91,340	.77
DIRECTV, Class A (1)	1,850,000	90,317	.77
Other securities		359,480	3.05
		1,205,113	10.21

Health care - 10.12%
Merck & Co., Inc.	5,900,000	246,325	2.09
Johnson & Johnson	3,075,000	207,747	1.76
Gilead Sciences, Inc. (1)	3,650,000	187,172	1.59
Cardinal Health, Inc.	3,340,000	140,280	1.19
Baxter International Inc.	2,510,000	133,406	1.13
UnitedHealth Group Inc.	1,600,000	93,600	.79
Bristol-Myers Squibb Co.	2,500,000	89,875	.76
Other securities		95,177	.81
		1,193,582	10.12

Information technology - 9.37%
Oracle Corp.	8,130,000	241,461	2.05
Microsoft Corp.	6,000,000	183,540	1.56
Apple Inc. (1)	210,000	122,640	1.04
ASML Holding NV (New York registered)	2,250,000	115,695	.98
Texas Instruments Inc.	3,500,000	100,415	.85
Other securities		342,020	2.89
		1,105,771	9.37

Energy - 8.94%
Kinder Morgan, Inc.	6,740,000	217,163	1.84
Chevron Corp.	1,525,000	160,887	1.37
Other securities		676,413	5.73
		1,054,463	8.94

Industrials - 6.79%
Boeing Co.	2,400,000	178,320	1.51
General Electric Co.	6,050,000	126,082	1.07
Lockheed Martin Corp.	1,300,000	113,204	.96
Parker Hannifin Corp.	1,000,000	76,880	.65
Other securities		306,568	2.60
		801,054	6.79

Materials - 5.46%
FMC Corp.	2,500,000	133,700	1.13
Dow Chemical Co.	4,080,000	128,520	1.09
LyondellBasell Industries NV, Class A	2,500,000	100,675	.86
Rio Tinto PLC (2)	1,681,753	80,320	.68
Other securities		200,496	1.70
		643,711	5.46

Consumer staples - 4.48%
Unilever NV (New York registered)	2,930,000	97,715	.83
Coca-Cola Co.	1,000,000	78,190	.66
Philip Morris International Inc.	870,000	75,916	.64
Nestlé SA (ADR)	1,250,000	74,675	.63
Other securities		202,255	1.72
		528,751	4.48

Utilities - 3.24%
PG&E Corp.	2,785,000	126,077	1.07
Edison International	1,980,000	91,476	.78
FirstEnergy Corp.	1,715,000	84,361	.71
Exelon Corp.	2,120,000	79,754	.68
		381,668	3.24

Telecommunication services - 0.88%
AT&T Inc.	2,900,000	103,414	.88

Miscellaneous - 4.26%
Other common stocks in initial period of acquisition		503,017	4.26

Total common stocks (cost: $7,007,408,000)		8,738,526	74.07

			Percent
		Value	of net
Rights & warrants - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		1,432	.01

Total rights & warrants (cost: $432,000)		1,432	.01

			Percent
		Value	of net
Convertible securities - 0.03%		(000)	assets

Consumer discretionary - 0.03%
Other securities		3,289	.03

Total convertible securities (cost: $1,973,000)		3,289	.03

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 22.13%	(000)	(000)	assets

Mortgage-backed obligations (3) - 7.28%
Fannie Mae:
3.50% 2042	$82,483	86,736
4.50% 2042	88,000	94,435
6.00% 2042	85,000	93,407
0%-7.50% 2021-2047	391,556	418,387	5.87
Freddie Mac 2.086%-6.955% 2019-2041 (4)	63,067	67,798	.58
Other securities		98,149	.83
		858,912	7.28

Bonds & notes of U.S. government & government agencies - 6.57%
U.S. Treasury:
1.375% 2013	89,458	90,344
0.75%-7.25% 2013-2041 (5)	542,082	635,628	6.15
Freddie Mac 1.00%-1.75% 2015-2017	32,000	32,815	.28
Fannie Mae 6.25% 2029	9,575	13,779	.12
Other securities		3,044	.02
		775,610	6.57

Financials - 1.43%
Murray Street Investment Trust I 4.647% 2017	5,000	5,017	.04
American Tower Corp. 4.625% 2015	3,595	3,808	.03
Other securities		160,421	1.36
		169,246	1.43

Health care - 1.42%
Cardinal Health, Inc. 5.80% 2016	4,500	5,216	.04
Gilead Sciences, Inc. 3.05% 2016	4,300	4,546	.04
Other securities		157,183	1.34
		166,945	1.42

Industrials - 1.17%
General Electric Capital Corp. 4.65% 2021	3,000	3,341	.03
Other securities		134,958	1.14
		138,299	1.17

Consumer discretionary - 1.03%
Comcast Corp. 5.65%-6.95% 2035-2037	6,875	8,581	.07
Other securities		112,770	.96
		121,351	1.03

Other - 3.23%
Other securities		380,268	3.23

Total bonds, notes & other debt instruments (cost: $2,521,860,000)		2,610,631	22.13

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.58%	(000)	(000)	assets

Freddie Mac 0.08%-0.18% due 7/2/2012-3/15/2013	138,177	138,043	1.17
U.S. Treasury Bills 0.075%-0.147% due 7/26-12/6/2012	106,650	106,626	.90
Federal Home Loan Bank 0.11%-0.17% due 7/6-11/14/2012	103,250	103,234	.88
Coca-Cola Co. 0.14%-0.17% due 7/20-8/9/2012 (6)	74,300	74,291	.63
Fannie Mae 0.09%-0.11% due 8/1-8/28/2012	48,600	48,593	.41
Merck & Co. Inc. 0.15% due 7/9/2012 (6)	24,000	24,000	.20
Johnson & Johnson 0.17% due 11/1/2012 (6)	23,200	23,184	.20
Other securities		258,771	2.19

Total short-term securities (cost: $776,752,000)		776,742	6.58

Total investment securities (cost: $10,308,425,000)		12,130,620	102.82
Other assets less liabilities		(332,648)	(2.82)

Net assets		$11,797,972	100.00%

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed

"Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $6,657,000, an aggregate cost of $7,631,000, and which represented .06% of the net assets of the fund) were acquired from 4/30/2010 to 3/15/2012 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $487,764,000, which represented 4.13% of the net assets of the fund. This amount includes $480,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $685,266,000, which represented 5.81% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
See Notes to Financial Statements

Global Balanced Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest individual equity securities	(percent of net assets)
General Electric	1.51%
Merck	1.48
Bristol-Myers Squibb	1.37
Taiwan Semiconductor Manufacturing	1.29
Royal Dutch Shell	1.19

Largest fixed-income holdings by issuer	(percent of net assets)
U.S. Treasury	5.03%
Fannie Mae	4.43
Japanese Government	3.52
German Government	2.20
United Mexican States Government	1.54

			Percent
		Value	of net
Common stocks - 55.71%	Shares	(000)	assets

Industrials - 8.03%
General Electric Co.	94,200	$1,963	1.51%
Siemens AG (1)	15,515	1,304	1.00
Schneider Electric SA (1)	17,600	981	.75
Keppel Corp. Ltd. (1)	112,000	918	.70
Atlas Copco AB, Class B (1)	42,900	820	.63
Aggreko PLC (1)	24,100	784	.60
Other securities		3,703	2.84
		10,473	8.03

Consumer discretionary - 7.72%
SES SA, Class A (FDR) (1)	64,500	1,525	1.17
Amazon.com, Inc. (2)	5,730	1,309	1.00
Truworths International Ltd. (1)	92,760	1,017	.78
Daimler AG (1)	18,020	810	.62
Honda Motor Co., Ltd. (1)	9,700	338	.26
Other securities		5,070	3.89
		10,069	7.72

Consumer staples - 6.54%
Nestlé SA (1)	26,040	1,553	1.19
Anheuser-Busch InBev NV (ADR)	8,750	697
Anheuser-Busch InBev NV (1)	8,300	645	1.03
Procter & Gamble Co.	20,350	1,247	.96
Unilever PLC (1)	30,150	1,013	.78
PepsiCo, Inc.	11,000	777	.59
Other securities		2,595	1.99
		8,527	6.54

Energy - 6.42%
Royal Dutch Shell PLC, Class B (1)	44,520	1,554	1.19
Chevron Corp.	12,930	1,364	1.05
Husky Energy Inc.	54,450	1,361	1.04
Enbridge Inc. (CAD denominated)	15,042	601
Enbridge Inc.	10,500	419	.78
Other securities		3,080	2.36
		8,379	6.42

Information technology - 6.15%
Taiwan Semiconductor Manufacturing Co. Ltd. (1) (2)	614,000	1,680	1.29
Oracle Corp.	44,020	1,307	1.00
ASML Holding NV (1)	15,500	790	.61
Other securities		4,246	3.25
		8,023	6.15

Health care - 5.77%
Merck & Co., Inc.	46,220	1,930	1.48
Bristol-Myers Squibb Co.	49,810	1,791	1.37
Novo Nordisk A/S, Class B (1)	6,000	868	.66
Novartis AG (1)	7,660	427	.33
Other securities		2,517	1.93
		7,533	5.77

Financials - 4.95%
Bank of Nova Scotia	3,600	186	.14
Other securities		6,269	4.81
		6,455	4.95

Materials - 4.60%
Cliffs Natural Resources Inc.	20,500	1,010	.77
MeadWestvaco Corp.	33,800	972	.74
Other securities		4,026	3.09
		6,008	4.60

Telecommunication services - 4.01%
Verizon Communications Inc.	23,110	1,027	.79
Advanced Info Service PCL (1)	150,100	876	.67
Telstra Corp. Ltd. (1)	215,000	815	.62
Other securities		2,517	1.93
		5,235	4.01

Utilities - 1.01%
Power Assets Holdings Ltd. (1)	124,000	931	.71
Other securities		392	.30
		1,323	1.01

Miscellaneous - 0.51%
Other common stocks in initial period of acquisition		671	.51

Total common stocks (cost: $71,533,000)		72,696	55.71

			Percent
		Value	of net
Preferred securities - 0.12%		(000)	assets

Financials - 0.12%
Other securities		159	.12

Total preferred securities (cost: $150,000)		159	.12

			Percent
		Value	of net
Convertible securities - 0.88%		(000)	assets

Miscellaneous - 0.88%
Other convertible securities in initial period of acquisition		1,143	.88

Total convertible securities (cost: $1,101,000)		1,143	.88

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 32.92%	(000)	(000)	assets

Bonds & notes of governments & government agencies outside the U.S. - 14.93%
Japanese Government:
Series 296, 1.50% 2018	¥155,000	2,074
Series 310, 1.00% 2020	125,400	1,618
1.30%-2.30% 2015-2035	67,500	899	3.52
German Government 2.25%-6.25% 2014-2042	€1,960	2,866	2.20
United Mexican States Government:
Series M10, 7.75% 2017	MXN 9,500	809
3.50%-10.00% 2015-2040 (3)	13,814	1,201	1.54
United Kingdom:
5.00% 2025	£450	934
2.00%-4.75% 2013-2040	465	878	1.39
Singapore (Republic of) 1.625%-4.00% 2013-2021	$ S 1,725	1,502	1.15
Swedish Government 3.50%-5.00% 2015-2028 (3)	SKr 7,836	1,371	1.05
Other securities		5,329	4.08
		19,481	14.93

Corporate bonds & notes - 7.68%
Consumer staples - 0.80%
Anheuser-Busch InBev NV 0.827%-7.75% 2014-2019 (4)	$235	255	.20
Other securities		787	.60
		1,042	.80

Health care - 0.55%
Novartis Capital Corp. 2.90% 2015	50	53
Novartis Securities Investment Ltd. 5.125% 2019	25	30	.06
Other securities		641	.49
		724	.55

Industrials - 0.47%
General Electric Capital Corp., 1.099%-7.125% 2014-2021 (4)	380	393	.30
Other securities		226	.17
		619	.47

Other corporate bonds & notes - 5.86%
Other securities		7,637	5.86

Total corporate bonds & notes		10,022	7.68

Mortgage-backed obligations (5) - 5.28%
Fannie Mae:
3.00% 2027	950	996
4.50% 2042	750	805
3.50%-6.00% 2027-2042	3,704	3,984	4.43
Freddie Mac 5.00% 2041	257	284	.22
Other securities		823	.63
		6,892	5.28

Bonds & notes of U.S. government - 5.03%
U.S. Treasury:
3.875% 2013	750	767
1.75% 2015	975	1,014
4.50% 2016	750	857
4.625% 2040	560	776
1.25%-8.875% 2013-2042	2,828	3,155	5.03
		6,569	5.03

Total bonds, notes & other debt instruments (cost: $42,545,000)		42,964	32.92

	Principal		Percent
	amount	Value	of net
Short-term securities - 12.80%	(000)	(000)	assets

Federal Home Loan Bank 0.07%-0.15% due 7/6-11/26/2012	4,700	4,699	3.60
Scotiabank Inc. 0.16% due 7/5/2012 (6)	1,500	1,500
Bank of Nova Scotia 0.08% due 7/2/2012	1,100	1,100	1.99
Novartis Securities Investment Ltd. 0.16% due 8/7/2012 (6)	2,300	2,299	1.76
Victory Receivables Corp. 0.20% due 7/20/2012 (6)	1,700	1,700	1.30
Freddie Mac 0.10% due 10/1/2012	1,700	1,699	1.30
American Honda Finance Corp. 0.15% due 8/16/2012	1,200	1,200	.92
Wal-Mart Stores, Inc. 0.12% due 7/18/2012 (6)	1,000	1,000	.77
Estée Lauder Companies Inc. 0.12% due 7/24/2012 (6)	1,000	1,000	.77
Other securities		500	.39

Total short-term securities (cost: $16,697,000)		16,697	12.80

Total investment securities (cost: $132,026,000)		133,659	102.43
Other assets less liabilities		(3,166)	(2.43)

Net assets		$130,493	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2012 (000)

Purchases:
Japanese yen	7/11/2012	Barclays Bank PLC	¥25,111	$316	$(1)
Japanese yen	7/25/2012	Citibank	¥80,000	$998	3
Japanese yen	7/31/2012	HSBC Bank	¥11,565	$145	_(7)
Japanese yen	7/31/2012	HSBC Bank	¥24,243	$304	(1)
Japanese yen	7/31/2012	HSBC Bank	¥17,592	$221	(1)
					$ _(7)

Sales:
Euros	7/11/2012	HSBC Bank	¥65,088	€650	$(8)
Euros	7/13/2012	Bank of New York Mellon	¥12,917	€130	(3)
Euros	8/3/2012	JPMorgan Chase	¥10,103	€100	_(7)
					$(11)

Forward currency contracts - net					$(11)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $38,046,000, which represented 29.16% of the net assets of the fund. This amount includes $37,783,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $9,948,000, which represented 7.62% of the net assets of the fund.

(7) Amount less than one thousand.

Key to abbreviations & symbols
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to Financial Statements

Bond Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest holdings by issuer	Percent of net assets
Fannie Mae	32.05%
U.S. Treasury	20.35
Freddie Mac	5.04
United Mexican States Government	1.03
Federal Home Loan Bank	1.02
Government National Mortgage Assn.	.79
J.P. Morgan Chase Commercial Mortgage Securities Trust	.50
Enbridge Energy Partners	.50
Japanese Government	.45
Prologis	.44

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 96.22%	(000)	(000)	assets

Mortgage-backed obligations (1) - 39.56%
Fannie Mae:
3.00% 2027 (2)	$190,500	$199,668
3.00% 2027	68,887	72,328
3.50% 2027 (2)	174,555	184,483
5.00% 2036	65,978	71,772
5.00% 2038	41,484	45,129
6.00% 2038	95,227	105,003
6.00% 2038	68,156	75,118
6.00% 2039	44,185	48,699
4.00% 2041	53,901	57,508
4.00% 2041	49,929	53,255
4.00% 2041	42,609	45,460
3.50% 2042 (2)	261,515	274,999
3.50% 2042	141,586	149,569
3.50% 2042	50,050	52,809
3.50% 2042	49,557	52,583
3.50% 2042	37,600	39,673
3.50% 2042	37,500	39,567
6.00% 2042 (2)	107,627	118,272
6.00% 2042 (2)	107,170	117,787
2.894%-9.719% 2023-2042 (2) (3)	971,104	1,055,025	31.53
Freddie Mac:
5.50% 2038	80,160	87,237
5.50% 2038	36,897	40,120
0%-5.639% 2018-2041 (3)	185,353	202,798	3.64
Government National Mortgage Assn. 3.50% 2042 (2)	48,598	51,962	.57
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,765	.50
Other securities		300,671	3.32
		3,587,260	39.56

Bonds & notes of U.S. government & government agencies - 24.15%
U.S. Treasury:
1.125% 2013	161,048	162,387
1.25% 2014	177,271	179,930
2.125% 2015	42,250	44,617
0.125% 2016 (4)	37,783	39,373
0.875% 2016	59,165	59,773
1.00% 2016	66,200	67,261
7.50% 2016	35,000	45,301
1.00% 2017	181,635	184,200
8.75% 2017	75,000	103,823
8.75% 2020	40,000	63,133
2.00% 2022	147,415	152,493
3.75% 2041	181,701	219,418
0.125%-8.75% 2013-2042 (4)	446,755	523,263	20.35
Freddie Mac:
2.125% 2012	50,000	50,223
0.375%-5.00% 2013-2014	75,000	76,364	1.40
Federal Home Loan Bank 1.00%-5.50% 2013-2017	88,940	92,755	1.02
Fannie Mae 0.50%-5.375% 2013-2016	45,280	46,822	.52
Other securities		78,570	.86
		2,189,706	24.15

Bonds & notes of governments & government agencies outside the U.S. - 3.98%
United Mexican States Government:
Global 5.95%-6.375% 2013-2040	15,350	18,899
6.25%-9.50% 2014-2017	MXN 914,500	74,828	1.03
Other securities		266,818	2.95
		360,545	3.98

Industrials - 2.94%
General Electric Capital Corp. 0.736%-3.35% 2016-2018 (3)	$20,750	21,525	.24
Other securities		245,434	2.70
		266,959	2.94

Consumer staples - 1.93%
Coca-Cola Co. 1.50%-3.15% 2015-2020	14,395	15,045	.17
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,129	.10
Other securities		150,550	1.66
		174,724	1.93

Other - 23.66%
Other securities		2,145,693	23.66

Total bonds, notes & other debt instruments (cost: $8,369,546,000)		8,724,887	96.22

			Percent
		Value	of net
Preferred securities - 0.01%		(000)	assets

Financials - 0.01%
Other securities		1,038	.01

Total preferred securities (cost: $785,000)		1,038	.01

			Percent
		Value	of net
Common stocks - 0.01%		(000)	assets

Consumer discretionary - 0.01%
Other securities		510	.01

Total common stocks (cost: $1,027,000)		510	.01

	Principal		Percent
	amount	Value	of net
Short-term securities - 18.69%	(000)	(000)	assets

U.S. Treasury Bills 0.06%-0.141% due 7/19-12/6/2012	419,800	419,749	4.63
Federal Home Loan Bank 0.07%-0.18% due 7/2/2012-2/26/2013	232,000	231,904	2.56
Freddie Mac 0.05%-0.13% due 7/9-10/16/2012	155,500	155,477	1.72
Bank of New York Mellon Corp. 0.11% due 7/23/2012 (5)	125,000	124,991	1.38
Wal-Mart Stores, Inc. 0.12%-0.14% due 7/23-8/6/2012 (5)	99,252	99,243	1.09
Coca-Cola Co. 0.11%-0.15% due 7/11-8/22/2012 (5)	84,700	84,691	.93
General Electric Capital Corp. 0.14% due 7/10/2012	75,000	74,997	.83
Chevron Corp. 0.09% due 7/23/2012 (5)	60,900	60,896	.67
National Rural Utilities Cooperative Finance Corp. 0.14%-0.15% due 7/23-7/30/2012	55,950	55,945	.62
Fannie Mae 0.07%-0.13% due 7/16-10/1/2012	55,700	55,689	.61
NetJets Inc. 0.13%-0.14% due 7/9-7/23/2012 (5)	54,200	54,195	.60
Paccar Financial Corp. 0.12%-0.15% due 7/10-7/23/2012	53,000	52,997	.58
Procter & Gamble Co. 0.13% due 7/18/2012 (5)	50,000	49,997	.55
Straight-A Funding LLC 0.16%-0.17% due 7/20-9/4/2012 (5)	44,300	44,288	.49
Other securities		129,676	1.43

Total short-term securities (cost: $1,694,726,000)		1,694,735	18.69

Total investment securities (cost: $10,066,084,000)		10,421,170	114.93
Other assets less liabilities		(1,353,645)	(14.93)

Net assets		$9,067,525	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,698,000, which represented .04% of the net assets of the fund. Some of these securities (with an aggregate value of $9,722,000, an aggregate cost of $8,629,000, and which represented .11% of the net assets of the fund) were acquired from 7/17/2009 to 11/17/2010 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject them to legal or contractual restrictions on resale.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	appreciation at 6/30/2012 (000)

Sales:
Euros	7/20/2012	JPMorgan Chase	$8,483	€6,750	$(60)
Euros	7/23/2012	Citibank	$18,670	€14,700	64
Euros	7/25/2012	Bank of New York Mellon	$7,537	€6,000	(57)
Euros	7/25/2012	UBS AG	$6,309	€5,020	(45)
Euros	7/27/2012	JPMorgan Chase	$3,126	€2,500	(39)
Japanese yen	7/13/2012	UBS AG	$37,867	¥3,008,941	217
Mexican pesos	7/16/2012	UBS AG	$6,406	MXN89,980	(328)
Swedish kronor	7/16/2012	Barclays Bank PLC	$2,010	SKr14,267	(51)
Swedish kronor	7/23/2012	Barclays Bank PLC	$2,709	SKr18,881	(18)
					$(317)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government price index.
(5) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,363,074,000, which represented 15.03% of the net assets of the fund.

Key to abbreviations and symbols
TBA = To be announced
€ = Euros
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor

See Notes to Financial Statements

Global Bond Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest holdings by issuer	(percent of net assets)
Japanese Government	13.42%
Fannie Mae	11.16
U.S. Treasury	10.55
German Government	5.90
United Mexican States Government	3.74
Polish Government	3.52
South Korean Government	3.43
Swedish Government	3.08
United Kingdom Government	2.86
Hungarian Government	1.45

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 95.01%	(000)	(000)	assets

Euros - 14.20%
German Government:
Series 154, 2.25% 2014	€19,120	US$ 25,116
Series 159, 2.00% 2016	13,560	18,185
4.25% 2017	12,400	18,461
6.25% 2030	7,400	14,720
1.50%-5.625% 2014-2042 (1)	43,958	63,914	5.90%
Netherlands Government Eurobond:
4.25% 2013	16,000	21,099
3.75%-4.50% 2017-2042	7,375	11,198	1.36
Austrian Government, Series 2, 4.65% 2018	19,150	28,058	1.18
Canadian Government 3.50% 2020	4,000	5,887	.24
Hungarian Government 5.75%-6.00% 2018-2019	4,400	5,187	.22
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,355	.10
Other securities		123,659	5.20
		337,839	14.20

Japanese yen - 13.42%
Japanese Government:
Series 248, 0.70% 2013	¥1,120,000	14,070
Series 269, 1.30% 2015	4,685,000	60,505
Series 284, 1.70% 2016	3,883,500	51,887
Series 296, 1.50% 2018	971,600	13,002
Series 299, 1.30% 2019	5,198,550	68,852
Series 310, 1.00% 2020	6,186,400	79,813
Series 21, 2.30% 2035	1,330,000	18,282
1.20%-2.40% 2017-2038	953,200	12,806	13.42
		319,217	13.42

Mexican pesos - 3.65%
United Mexican States Government:
Series M, 6.25% 2016	MXN 225,500	17,820
Series M10, 7.75% 2017	182,900	15,573
Series M30, 10.00% 2036	155,000	16,174
7.00%-9.50% 2014-2020	450,500	37,365	3.65
		86,932	3.65

South Korean won - 3.40%
South Korean Government:
Series 1303, 5.25% 2013	KRW 37,450,190	33,136
3.50%-5.50% 2014-2031	52,714,300	47,847	3.40
		80,983	3.40

Polish zloty - 3.28%
Polish Government:
Series 0414, 5.75% 2014	PLN 105,450	32,296
Series 1017, 5.25% 2017	129,105	39,619
Series 1020, 5.25% 2020	20,000	6,084	3.28
		77,999	3.28

British pounds - 3.17%
United Kingdom:
3.75% 2021	£11,620	21,430
4.25% 2040	7,430	14,361
2.00%-5.00% 2014-2030	18,120	32,323	2.86
Wal-Mart Stores, Inc. 5.625% 2034	100	200	.01
Other securities		7,000	.30
		75,314	3.17

Swedish kronor - 3.08%
Swedish Government:
Series 1051, 3.75% 2017	SKr 254,000	41,308
Series 105, 3.50% 2022	100,520	17,056
4.25%-6.75% 2014-2019	93,250	15,005	3.08
		73,369	3.08

Canadian dollars - 1.69%
Canadian Government 2.00%-4.50% 2014-2021	$ C 19,935	21,345	.90
Toronto-Dominion Bank 4.854% 2013	250	251	.01
Other securities		18,608	.78
		40,204	1.69

Norwegian kroner - 1.35%
Norwegian Government:
5.00% 2015	NKr 65,000	12,050
4.25% 2017	105,210	19,988	1.35
		32,038	1.35

Malaysian ringgits - 1.34%
Malaysian Government:
Series 0210, 4.012% 2017	MYR 41,000	13,383
3.814%-5.094% 2014-2018	56,860	18,501	1.34
		31,884	1.34

Singapore dollars - 1.29%
Singapore (Republic of) 3.75% 2016	$ S 33,885	30,570	1.29

Hungarian forints - 1.15%
Hungarian Government:
Series 17/B, 6.75% 2017	HUF 4,051,710	17,358
Series 17/A, 6.75% 2017	2,350,000	10,026	1.15
		27,384	1.15

Australian dollars - 0.71%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A 12,000	13,366	.56
Other securities		3,422	.15
		16,788	.71

U.S. dollars - 42.38%
Fannie Mae:
3.00% 2027 (2)	US$ 20,500	21,487
3.50% 2027 (2)	13,140	13,887
4.00% 2041 (2)	11,448	12,361
3.50% 2042 (2)	37,610	39,549
3.50% 2042 (2)	15,500	16,371
3.50% 2042 (2)	14,485	15,284
3.50% 2042 (2)	13,785	14,575
6.00% 2042 (2)	20,760	22,813
2.894%-6.50% 2025-2042 (2) (3)	100,724	109,279	11.16
U.S. Treasury:
2.75% 2013	13,000	13,424
1.25% 2014	29,535	29,978
2.625% 2016	21,250	22,879
1.00% 2017	23,525	23,857
1.75% 2022	14,095	14,223
2.00% 2022	40,350	41,740
3.75% 2041	13,470	16,266
0.50%-6.00% 2013-2042 (1)	80,417	88,642	10.55
Freddie Mac 0%-6.50% 2015-2041 (2) (3)	12,189	12,935	.54
Polish Government 5.00%-6.375% 2019-2022	4,910	5,629	.24
United Mexican States Government Global 5.95% 2019	1,660	2,032	.09
Hungarian Government 6.25% 2020	1,975	1,934	.08
Toronto-Dominion Bank 2.375% 2016	1,000	1,028	.04
South Korean Government 5.75% 2014	700	755	.03
Other securities		467,371	19.65
		1,008,299	42.38

Other currencies - 0.90%
Other securities		21,292	.90

Total bonds, notes & other debt instruments (cost: $2,188,447,000)		2,260,112	95.01

			Percent
		Value	of net
Common stocks - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		- (4)	.00

Total common stocks (cost: $0)		- (4)	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.06%	(000)	(000)	assets

U.S. Treasury Bills 0.08%-0.141% due 7/26-11/8/2012	US$ 47,800	$47,783	2.01%
British Columbia (Province of) 0.12% due 7/9/2012	40,800	40,799	1.71
American Honda Finance Corp. 0.15% due 8/16/2012	29,700	29,690	1.25
Wal-Mart Stores, Inc. 0.13% due 7/27/2012 (5)	25,000	24,998	1.05
Private Export Funding Corp. 0.22% due 8/13/2012 (5)	24,500	24,492	1.03
Freddie Mac 0.11% due 8/27/2012	24,000	23,997	1.01
Toronto-Dominion Holdings USA Inc. 0.15% due 7/27/2012 (5)	22,900	22,897	.96
Other securities		24,700	1.04

Total short-term securities (cost: $239,356,000)		239,356	10.06

Total investment securities (cost: $2,427,803,000)		2,499,468	105.07
Other assets less liabilities		(120,545)	(5.07)

Net assets		$2,378,923	100.00%

Other securities includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $393,000, which represented .02% of the net assets of the fund. One of these securities (with a value of less than $1,000, and which represented less than .01% of the net assets of the fund) was acquired through a private placement transaction exempt from registration under the Securities Act of 1933 on 4/30/2010 that may subject it to legal or contractual restrictions on resale.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2012 (000)

Purchases:
Japanese yen	7/11/2012	Bank of New York Mellon	¥4,000,000	$50,273	US$(224)
Japanese yen	7/17/2012	Bank of New York Mellon	¥293,477	$3,697	(25)
Japanese yen	7/18/2012	UBS AG	¥341,432	$4,304	(31)
Japanese yen	7/25/2012	Citibank	¥1,001,752	$12,495	42
Japanese yen	8/3/2012	JPMorgan Chase	¥340,723	$4,270	(5)
					US$(243)

Sales:
British pounds	8/2/2012	UBS AG	€15,950	£12,800	US$146
Euros	7/17/2012	Bank of New York Mellon	¥530,185	€5,350	(137)
Euros	7/18/2012	UBS AG	$36,548	€29,000	(157)
Euros	7/20/2012	UBS AG	$1,093	€860	(8)
Euros	7/23/2012	Barclays Bank PLC	$7,150	€5,630	23
Euros	7/24/2012	JPMorgan Chase	$7,178	€5,650	27
Euros	7/25/2012	UBS AG	¥817,684	€8,120	(45)
Euros	7/25/2012	UBS AG	$19,844	€15,790	(143)
Euros	7/27/2012	JPMorgan Chase	$35,946	€28,750	(445)
Euros	7/31/2012	UBS AG	$7,124	€5,710	(104)
Euros	7/31/2012	HSBC Bank	$499	€400	(7)
Mexican pesos	7/9/2012	UBS AG	$3,615	MXN51,110	(212)
Mexican pesos	7/11/2012	UBS AG	$5,308	MXN75,990	(382)
Mexican pesos	7/16/2012	UBS AG	$3,501	MXN49,170	(179)
Mexican pesos	7/23/2012	HSBC Bank	$3,554	MXN48,930	(106)
Polish zloty	7/23/2012	HSBC Bank	$5,361	PLN17,960	(13)
Swedish kronor	7/16/2012	Barclays Bank PLC	$2,156	SKr15,303	(55)
Swedish kronor	7/23/2012	Barclays Bank PLC	$7,902	SKr55,062	(51)
					US$(1,848)

Forward currency contracts - net					US$(2,091)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Coupon rate may change periodically.
(4) Amount less than one thousand.
(5) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $210,714,000, which represented 8.86% of the net assets of the fund.

See Notes to Financial Statements

High-Income Bond Fund
unaudited
Summary investment portfolio   June 30, 2012

Largest holdings by issuer	(percent of net assets)
First Data	2.95%
Sprint Nextel	2.85
Realogy	2.70
MGM Resorts International	2.38
Clearwire	1.82
Univision Communications	1.37
Revel Holdings	1.36
CIT Group	1.35
Frontier Communications	1.32
Boyd Gaming	1.28

	Principal amount	Value	Percent of net
Bonds, notes & other debt instruments - 90.62%	(000)	(000)	assets

Consumer discretionary - 21.00%
MGM Resorts International:
6.75% 2013 (1)	$10,820	$11,131
5.875% 2014 (1)	10,080	10,382
6.625%-13.00% 2012-2022 (1)	23,335	24,667	2.38%
Univision Communications Inc.:
Term Loan B, 4.495% 2017 (1) (2) (3)	21,564	20,457
8.50% 2021 (1) (4)	5,995	6,070	1.37
Revel Entertainment:
Term Loan B, 9.00% 2017 (1) (2) (3)	18,925	16,197
12.00% 2018 (1) (5) (6)	11,902	8,714	1.29
Boyd Gaming Corp.:
9.125% 2018	9,190	9,512
6.75%-9.00% 2014-2020 (4)	15,400	15,310	1.28
EchoStar DBS Corp 7.125%-7.75% 2015-2016	2,000	2,218
DISH DBS Corp. 4.625%-7.875% 2017-2022 (4)	20,190	20,936	1.20
Charter Communications, Inc. 13.50% 2016	122	137
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25%-8.125% 2017-2020	13,775	15,120
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00%-7.375% 2019-2020	4,000	4,378	1.01
Needle Merger Sub Corp. 8.125% 2019 (4)	12,955	12,955	.67
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,667	.66
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018 (1) (2) (3)	11,540	11,433	.59
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	8,900	9,745	.50
Other securities		194,720	10.05
		406,749	21.00

Telecommunication services - 11.45%
Nextel Communications, Inc.:
Series D, 7.375% 2015	20,630	20,759
5.95%-6.875% 2013-2014	9,515	9,577
Sprint Nextel Corp.:
8.375% 2017	9,250	9,527
6.00%-11.50% 2016-2021 (4)	14,200	15,336	2.85
Clearwire Communications and Clearwire Finance, Inc.:
Series A, 12.00% 2015 (4)	15,515	14,196
Series B, 12.00% 2015 (4)	13,480	12,334
12.00%-14.75% 2016-2017 (4)	10,385	8,722	1.82
Frontier Communications Corp.:
8.25% 2017	9,350	10,098
7.875%-9.25% 2015-2022	14,425	15,520	1.32
Cricket Communications, Inc.:
7.75% 2016	13,235	14,112
7.75%-10.00% 2015-2020	9,434	9,509	1.22
Wind Acquisition SA:
11.75% 2017 (4)	17,118	13,908
7.25% 2018 (4)	5,400	4,752
7.375% 2018	€4,075	4,461	1.20
LightSquared, Term Loan B, 12.00% 2014 (2) (3) (6) (7)	$17,291	11,780	.61
Other securities		47,104	2.43
		221,695	11.45

Industrials - 11.28%
CEVA Group PLC:
12.75% 2020 (4)	11,440	10,439
8.375%-11.625% 2016-2018 (4)	12,170	12,081	1.16
Hawker Beechcraft Acquisition Co., LLC:
Debtor in Possession Delayed Draw, 9.75% 2012 (1) (2) (3)	4,247	4,326
Letter of Credit, 2.361% 2014 (1) (2) (3)	823	469
Term Loan B, 4.25% 2014 (1) (2) (3)	25,990	14,815
Term Loan B, 10.75% 2014 (1) (2) (3)	1,952	1,135
8.50%-9.75% 2015-2017 (6) (7)	11,033	1,772	1.16
Ply Gem Industries, Inc.:
13.125% 2014	5,635	5,734
8.25% 2018	16,910	16,656	1.16
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	17,102	.88
DAE Aviation Holdings, Inc. 11.25% 2015 (4)	10,871	11,251	.58
Euramax International, Inc. 9.50% 2016	10,880	9,656	.50
Other securities		113,069	5.84
		218,505	11.28

Financials - 10.39%
Realogy Corp.:
Term Loan B, 4.491% 2016 (1) (2) (3)	16,963	16,070
Letter of Credit, 4.77% 2016 (1) (2) (3)	1,290	1,222
Second Lien Term Loan A, 13.50% 2017 (1) (2) (3)	18,315	18,832
7.875% 2019 (1) (4)	13,800	13,559
7.625%-9.00% 2020 (1) (4)	2,500	2,589	2.70
CIT Group Inc.:
Series C, 4.75% 2015 (1) (4)	11,365	11,678
5.00% 2017 (1)	9,800	10,100
Series C, 5.50%-7.00% 2016-2019 (1) (4)	4,250	4,324	1.35
International Lease Finance Corp.:
4.875% 2015 (1)	21,320	21,442
5.00%-8.625% 2012-2015 (1)	2,490	2,712	1.25
Other securities		98,665	5.09
		201,193	10.39

Health care - 9.57%
Quintiles, Term Loan B, 5.00% 2018 (1) (2) (3)	16,113	15,982	.83
VWR Funding, Inc., Series B, 10.25% 2015 (6)	15,402	15,942	.82
inVentiv Health Inc. 10.00% 2018 (4)	13,945	12,062	.62
PTS Acquisition Corp. 9.50% 2015 (6)	11,443	11,772	.61
Bausch & Lomb Inc. 9.875% 2015	10,700	11,235	.58
Tenet Healthcare Corp. 7.375% 2013	10,335	10,645	.55
Other securities		107,744	5.56
		185,382	9.57

Information technology - 7.49%
First Data Corp.:
11.25% 2016 (1)	15,395	14,587
Term Loan D, 5.245% 2017 (1) (2) (3)	6,737	6,438
12.625% 2021 (1)	10,552	10,618
8.75% 2022 (1) (4) (6)	9,554	9,673
7.375%-10.55% 2015-2021 (1) (4) (6)	15,668	15,891	2.95
SRA International, Inc.:
Term Loan B, 6.50% 2018 (1) (2) (3)	14,502	14,090
11.00% 2019 (1)	7,835	7,913	1.14
NXP BV and NXP Funding LLC 9.75% 2018 (1) (4)	8,475	9,704	.50
Other securities		56,079	2.90
		144,993	7.49

Energy - 6.51%
NGPL PipeCo LLC 9.625% 2019 (1) (4)	13,650	14,674	.76
Other securities		111,395	5.75
		126,069	6.51

Materials - 5.34%
Reynolds Group 7.125%-9.875% 2016-2019 (4)	19,730	20,489	1.06
Georgia Gulf Corp. 9.00% 2017 (4)	13,305	14,902	.77
Inmet Mining Corp. 8.75% 2020 (4)	10,980	10,925	.57
Other securities		57,009	2.94
		103,325	5.34

Consumer staples - 3.20%
Rite Aid Corp. 10.25% 2019 (1)	8,995	10,164	.52
Other securities		51,870	2.68
		62,034	3.20
Other - 4.39%
Other securities		85,181	4.39

Total bonds, notes & other debt instruments (cost: $1,759,154,000)		1,755,126	90.62

Convertible securities - 0.15%

Other - 0.15%
Other securities		2,898	.15
Total convertible securities (cost: $2,275,000)		2,898	.15

Preferred securities - 0.49%

Financials - 0.49%
Other securities		9,455	.49
Total preferred securities (cost: $8,161,000)		9,455	.49

Common stocks - 0.36%

Other - 0.36%
Other securities		6,979	.36
Total common stocks (cost: $6,496,000)		6,979	.36

	Shares
Rights & warrants - 0.08%

Consumer discretionary - 0.08%
Revel Holdings, Inc., warrants, expire 2021 (5) (8) (9)	5,250	1,312	.07
Other securities		196	.01
Total rights & warrants (cost: $164,000)		1,508	.08

Short-term securities - 6.39%	Principal amount (000)

Variable Funding Capital Company LLC 0.25% due 7/2/2012 (4)	$27,700	27,700	1.43
Coca-Cola Co. 0.19% due 8/20/2012 (4)	21,500	21,495	1.11
Regents of the University of California 0.28% due 10/10/2012	20,000	19,984	1.03
Wal-Mart Stores, Inc. 0.13% due 7/30/2012 (4)	17,700	17,698	.91
U.S. Treasury Bill 0.12% due 11/15/2012	12,800	12,794	.66
Estée Lauder Companies Inc. 0.12% due 7/24/2012 (4)	10,000	9,999	.52
Other securities		14,199	.73
Total short-term securities (cost: $123,868,000)		123,869	6.39

Total investment securities (cost: $1,900,118,000)		1,899,835	98.09
Other assets less liabilities		37,003	1.91

Net assets		$1,936,838	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts
The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized depreciation at
	Settlement date	Counterparty	Receive (000)	Deliver (000)	6/30/2012 (000)
Sales:
Euros	7/9/2012	HSBC Bank	$591	€475	$(11)
Euros	7/18/2012	JPMorgan Chase	$3,654	€2,900	(16)
Euros	7/25/2012	Bank of New York Mellon	$5,025	€4,000	(38)
					$(65)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $235,767,000, which represented 12.17% of the net assets of the fund.

(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $613,532,000, which represented 31.68% of the net assets of the fund.

(5) Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Revel Entertainment 12.00% 2018	2/15/2011-3/15/2012	$11,456	$8,714	.45%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	-	1,312	.07
Other restricted securities		4,131	3,752	.19

Total restricted securities		$15,587	$13,778	.71%

(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Scheduled interest and/or principal payment was not received.
(8) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $11,234,000, which represented .58% of the net assets of the fund.

(9) Security did not produce income during the last 12 months.

Key to symbol
€ = Euros

See Notes to Financial Statements

Mortgage Fund
unaudited
Investment portfolio   June 30, 2012

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 85.44%	(000)	(000)	assets

Mortgage-backed obligations - 74.37%
Federal agency mortgage-backed obligations (1) - 70.88%
Government National Mortgage Assn. 6.00% 2034	$1,122	$1,244
Government National Mortgage Assn. 5.00% 2035	1,438	1,565
Government National Mortgage Assn. 5.50% 2035	2,267	2,490
Government National Mortgage Assn. 6.00% 2035	886	981
Government National Mortgage Assn. 4.00% 2039	1,244	1,336
Government National Mortgage Assn. 5.50% 2039	6,807	7,477
Government National Mortgage Assn. 5.50% 2039	3,105	3,410
Government National Mortgage Assn. 4.00% 2040	586	629
Government National Mortgage Assn. 4.50% 2041	450	493
Government National Mortgage Assn. 5.00% 2041	2,889	3,094
Government National Mortgage Assn. 5.00% 2041	2,685	2,922
Government National Mortgage Assn. 6.50% 2041	2,975	3,408
Government National Mortgage Assn. 3.50% 2042 (2)	1,125	1,203
Government National Mortgage Assn. 3.50% 2042 (2)	950	1,016
Government National Mortgage Assn. 4.00% 2042 (2)	3,400	3,714	30.14%
Freddie Mac 3.00% 2026	289	303
Freddie Mac 3.00% 2027 (2)	1,450	1,517
Freddie Mac 5.00% 2038	1,254	1,350
Freddie Mac 5.50% 2038	550	598
Freddie Mac 5.50% 2038	164	178
Freddie Mac 3.817% 2039 (3)	740	784
Freddie Mac 5.50% 2039	4,279	4,657
Freddie Mac 5.50% 2039	1,201	1,306
Freddie Mac 4.50% 2040	1,103	1,180
Freddie Mac 4.50% 2040	818	875
Freddie Mac 4.50% 2040	195	208
Freddie Mac 4.50% 2041	1,481	1,583
Freddie Mac 4.50% 2041	536	574
Freddie Mac 4.50% 2041	427	458
Freddie Mac 3.50% 2042 (2)	1,050	1,102
Freddie Mac 4.00% 2042 (2)	1,650	1,749
Freddie Mac 4.00% 2042	1,239	1,330
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	99	100
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	151
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	207
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	78
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	128
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	49	51
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	209	17.81
Fannie Mae 3.00% 2027 (2)	5,850	6,132
Fannie Mae 3.50% 2027 (2)	1,300	1,374
Fannie Mae 5.00% 2036	484	526
Fannie Mae 5.00% 2038	83	90
Fannie Mae 3.537% 2040 (3)	703	742
Fannie Mae 3.753% 2041 (3)	677	716
Fannie Mae 4.00% 2041	450	480
Fannie Mae 3.50% 2042	1,294	1,368
Fannie Mae 4.50% 2042 (2)	3,075	3,300
Fannie Mae 5.50% 2042 (2)	600	655
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	124	127
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	207
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	106	13.63
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,386	7,072
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	241	262
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,194	2,491	8.47
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 2048 (3) (4)	958	960	.83
		82,266	70.88

Other mortgage-backed securities (1) - 3.49%
Bank of Nova Scotia 1.25% 2014 (4)	200	203
Bank of Nova Scotia 1.75% 2017 (4)	200	198
Bank of Nova Scotia 1.95% 2017 (4)	200	206	.52
Bank of Montreal 1.30% 2014 (4)	250	254
Bank of Montreal 1.95% 2017 (4)	250	258	.44
UBS AG 1.875% 2015 (4)	200	202
UBS AG 2.25% 2017 (4)	200	201	.35
National Bank of Canada 2.20% 2016 (4)	250	261	.22
Australia & New Zealand Banking Group Ltd. 2.40% 2016 (4)	250	256	.22
Commonwealth Bank of Australia 2.25% 2017 (4)	250	254	.22
Caisse Centrale Desjardins 1.60% 2017 (4)	250	253	.22
Barclays Bank PLC 2.25% 2017 (4)	250	250	.22
Westpac Banking Corp. 2.45% 2016 (4)	200	206	.18
Credit Suisse Group AG 2.60% 2016 (4)	200	206	.18
Swedbank Hypotek AB 2.125% 2016 (4)	200	202	.17
Nordea Eiendomskreditt AS 2.125% 2017 (4)	200	202	.17
Sparebank 1 Boligkreditt AS 2.30% 2017 (4)	200	201	.17
Northern Rock PLC 5.625% 2017 (4)	125	137	.12
Nationwide Building Society, Series 2007-2, 5.50% 2012 (4)	100	100	.09
		4,050	3.49

Total mortgage-backed obligations		86,316	74.37

Federal agency bonds & notes - 8.81%
Federal Home Loan Bank 1.875% 2013	7,425	7,543
Federal Home Loan Bank, Series 2816, 1.00% 2017	1,145	1,151
Federal Home Loan Bank 4.125% 2020	850	1,007	8.36
Freddie Mac 1.75% 2015	500	519	.45
		10,220	8.81

U.S. Treasury bonds & notes - 2.26%
U.S. Treasury 0.50% 2013	1,300	1,304
U.S. Treasury 0.50% 2014	850	853
U.S. Treasury 8.00% 2021	300	471	2.26
		2,628	2.26

Total bonds, notes & other debt instruments (cost: $97,894,000)		99,164	85.44

	Principal		Percent
	amount	Value	of net
Short-term securities - 33.43%	(000)	(000)	assets

Tennessee Valley Authority 0.08% due 8/2-8/9/2012	$4,800	4,800	4.14
U.S. Bank, N.A. 0.14% due 7/2/2012	3,500	3,500	3.02
Procter & Gamble Co. 0.10%-0.12% due 7/5-7/6/2012 (4)	3,200	3,200	2.76
Coca-Cola Co. 0.13%-0.20% due 7/19-8/9/2012 (4)	3,000	2,999	2.58
eBay Inc. 0.17% due 9/19/2012 (4)	3,000	2,999	2.58
Jupiter Securitization Co., LLC 0.17% due 7/17/2012 (4)	2,500	2,500	2.16
Pfizer Inc 0.11% due 7/11/2012 (4)	2,300	2,300	1.98
NetJets Inc. 0.13% due 8/1/2012 (4)	2,100	2,100	1.81
Estée Lauder Companies Inc. 0.12% due 7/24/2012 (4)	2,000	2,000	1.72
Variable Funding Capital Company LLC 0.16% due 7/24/2012 (4)	2,000	2,000	1.72
Paccar Financial Corp. 0.14%-0.16% due 7/20-7/25/2012	2,000	2,000	1.72
Texas Instruments Inc. 0.12% due 7/23/2012 (4)	1,600	1,600	1.38
PepsiCo Inc. 0.12% due 8/14/2012 (4)	1,400	1,400	1.21
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	1,300	1,300	1.12
Abbott Laboratories 0.16% due 9/10/2012 (4)	1,106	1,105	.95
Wal-Mart Stores, Inc. 0.11% due 7/9/2012 (4)	1,000	1,000	.86
Thunder Bay Funding, LLC 0.18% due 8/14/2012 (4)	1,000	999	.86
Federal Farm Credit Banks 0.15% due 10/18/2012	1,000	999	.86

Total short-term securities (cost: $38,801,000)		38,801	33.43

Total investment securities (cost: $136,695,000)		137,965	118.87
Other assets less liabilities		(21,901)	(18.87)

Net assets		$116,064	100.00%

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,212,000, which represented 26.89% of the net assets of the fund.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

U.S. Government/AAA-Rated Securities Fund
unaudited
Summary investment portfolio   June 30, 2012

	Principal		Percent
	amount	Value	of net
Bonds, notes & other debt instruments - 89.58%	(000)	(000)	assets

Federal agency mortgage-backed obligations (1) - 56.08%
Fannie Mae:
3.00% 2027 (2)	$266,452	$279,275
6.00% 2038	86,573	95,417
6.00% 2038	39,366	43,407
3.50% 2042 (2)	136,475	143,512
4.00% 2042 (2)	38,063	40,531
4.50% 2042 (2)	189,515	203,373
5.50% 2042 (2)	65,220	71,151
6.00% 2042 (2)	64,336	70,699
0%-11.379% 2012-2042 (2) (3)	491,098	530,438	38.37%
Government National Mortgage Assn.:
3.50% 2042 (2)	44,030	47,112
4.00% 2042 (2)	32,575	35,588
3.00%-6.50% 2025-2058 (2) (3)	219,394	239,184	8.36
Freddie Mac:
5.50% 2038	50,534	54,948
4.00% 2041	34,153	36,311
0%-6.00% 2014-2041 (2) (3)	185,646	199,781	7.56
Vendee Mortgage Trust:
Series 2011-2, Class DA, 3.75% 2033	28,723	31,209
Series 2010-1, Class DA, 4.25% 2035	24,769	28,123	1.54
Other securities		9,787	.25
		2,159,846	56.08

U.S. Treasury bonds & notes - 21.21%
U.S. Treasury:
1.375% 2012	35,090	35,248
1.125% 2013	84,233	84,933
1.375% 2013	37,550	37,827
2.125% 2015	40,000	42,241
11.25% 2015	50,680	64,993
2.50% 2017	35,500	38,556
1.75% 2022	33,190	33,492
3.875% 2040	30,322	37,381
4.625% 2040	40,285	55,801
0.75%-8.125% 2012-2042 (4)	338,192	386,216	21.21
		816,688	21.21

Federal agency bonds & notes - 12.09%
Federal Home Loan Bank:
0.875% 2012	36,285	36,325
1.75% 2012	30,350	30,422
1.875% 2013	27,355	27,789
3.625% 2013	68,220	71,165
5.50% 2014	48,660	53,718
0.25%-4.125% 2012-2020	56,965	59,348	7.24
Freddie Mac 0.375%-2.375% 2014-2022	58,000	59,182	1.54
Fannie Mae:
0.75% 2013	37,750	37,935
0.50%-6.625% 2015-2030	5,400	6,247	1.15
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625%-2.625% 2014	23,500	24,243	.63
Other securities		59,422	1.53
		465,796	12.09

Bonds & notes of government agencies outside the U.S. - 0.20%
Other securities		7,561	.20

Total bonds, notes & other debt instruments (cost: $3,339,916,000)		3,449,891	89.58

Short-term securities - 36.72%

Coca-Cola Co. 0.14%-0.22% due 8/1-10/9/2012 (5)	$103,730	103,692	2.69
NetJets Inc. 0.13%-0.14% due 7/2-8/1/2012 (5)	103,600	103,594	2.69
Google Inc. 0.11%-0.14% due 7/9-8/8/2012 (5)	100,000	99,992	2.60
Emerson Electric Co. 0.13%-0.15% due 7/9-8/8/2012 (5)	86,000	85,992	2.23
Abbott Laboratories 0.11%-0.20% due 7/11-9/5/2012 (5)	84,000	83,988	2.18
Merck & Co. Inc. 0.12%-0.15% due 7/9-8/21/2012 (5)	79,000	78,990	2.05
Paccar Financial Corp. 0.12%-0.16% due 7/2-7/31/2012	77,400	77,392	2.01
National Rural Utilities Cooperative Finance Corp. 0.12%-0.14% due 7/12-7/23/2012	75,700	75,694	1.96
Wells Fargo & Co. 0.18% due 9/24/2012	50,000	49,951
Variable Funding Capital Company LLC 0.16%-0.25% due 7/2-7/24/2012 (5)	25,700	25,699	1.96
Straight-A Funding LLC 0.16%-0.18% due 7/19-9/4/2012 (5)	71,200	71,182	1.85
Wal-Mart Stores, Inc. 0.12%-0.14% due 7/16-7/30/2012 (5)	66,500	66,495	1.73
Pfizer Inc 0.12% due 7/19/2012 (5)	60,000	59,996	1.56
eBay Inc. 0.17% due 9/19/2012 (5)	60,000	59,976	1.56
Federal Farm Credit Banks 0.13%-0.15% due 11/13-12/26/2012	53,000	52,965	1.37
Texas Instruments Inc. 0.13% due 8/2/2012 (5)	50,000	49,994	1.30
PepsiCo Inc. 0.12% due 8/14/2012 (5)	50,000	49,990	1.30
Private Export Funding Corp. 0.14%-0.21% due 7/9-8/6/2012 (5)	45,000	44,993	1.17
Procter & Gamble Co. 0.12%-0.13% due 7/6-7/10/2012 (5)	41,700	41,699	1.08
Regents of the University of California 0.15% due 8/7/2012	35,000	34,994	.91
John Deere Credit Ltd. 0.14%-0.15% due 7/6-7/11/2012 (5)	30,700	30,699	.80
Medtronic Inc. 0.17% due 10/25/2012 (5)	30,000	29,975	.78
Federal Home Loan Bank 0.11% due 7/20/2012	12,900	12,899	.33
Other securities		23,457	.61

Total short-term securities (cost: $1,414,340,000)		1,414,298	36.72

Total investment securities (cost: $4,754,256,000)		4,864,189	126.30
Other assets less liabilities		(1,013,049)	(26.30)

Net assets		$3,851,140	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) A portion or all of the security purchased on a TBA basis.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government price index.
(5) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,099,978,000, which represented 28.56% of the net assets of the fund.

Key to abbreviation
TBA=To be announced

See Notes to Financial Statements

Cash Management Fund
unaudited
Investment portfolio   June 30, 2012

	Principal		Percent
	amount	Value	of net
Short-term securities - 100.63%	(000)	(000)	assets

Commercial paper - 54.99%
Pfizer Inc 0.10% due 7/17/2012 (1)	$20,800	$20,799	3.77%
National Rural Utilities Cooperative Finance Corp. 0.15% due 7/24/2012	20,000	19,998	3.63
Novartis Securities Investment Ltd. 0.15% due 8/2/2012 (1)	20,000	19,997	3.63
Thunder Bay Funding, LLC 0.22% due 8/14/2012 (1)	20,000	19,993	3.63
Medtronic Inc. 0.12% due 7/26/2012 (1)	17,000	16,999	3.09
Paccar Financial Corp. 0.12%-0.13% due 7/11-7/25/2012	16,000	15,999	2.90
Province of Ontario 0.12% due 7/18/2012	16,000	15,999	2.90
Scotiabank Inc. 0.14%-0.145% due 7/9-7/10/2012 (1)	14,400	14,400	2.61
Variable Funding Capital Company LLC 0.16% due 7/18-7/19/2012 (1)	14,400	14,399	2.61
Emerson Electric Co. 0.12% due 7/2/2012 (1)	14,000	14,000	2.54
NetJets Inc. 0.13% due 7/13/2012 (1)	13,000	12,999	2.36
Toronto-Dominion Holdings USA Inc. 0.15% due 7/17/2012 (1)	13,000	12,999	2.36
Roche Holdings, Inc. 0.11% due 7/9/2012 (1)	12,000	12,000	2.18
Kimberly-Clark Worldwide Inc. 0.12% due 7/12/2012 (1)	12,000	11,999	2.18
Wal-Mart Stores, Inc. 0.12% due 7/16/2012 (1)	11,300	11,299	2.05
Regents of the University of California 0.15% due 8/16/2012	10,100	10,098	1.83
National Australia Funding (Delaware) Inc. 0.07% due 7/2/2012 (1)	10,000	10,000	1.82
Nordea North America, Inc. 0.14% due 7/6/2012	10,000	10,000	1.82
Abbott Laboratories 0.12% due 7/11/2012 (1)	10,000	10,000	1.82
Harvard University 0.13% due 7/20/2012	10,000	9,999	1.81
Commonwealth Bank of Australia 0.16% due 7/19/2012 (1)	10,000	9,999	1.81
Estée Lauder Companies Inc. 0.13% due 7/17/2012 (1)	5,000	5,000	.91
BASF AG 0.17% due 7/2/2012 (1)	4,000	4,000	.73
		302,975	54.99

U.S. Treasuries - 27.34%
U.S. Treasury Bills 0.078%-0.145% due 8/2/2012-1/10/2013	150,700	150,651	27.34

Federal agency discount notes - 18.30%
Federal Home Loan Bank 0.08%-0.13% due 7/6-8/29/2012	68,500	68,495	12.43
Tennessee Valley Authority 0.09% due 7/12/2012	16,868	16,868	3.06
Freddie Mac 0.11% due 8/27/2012	9,500	9,499	1.72
Fannie Mae 0.10% due 8/20/2012	6,000	5,999	1.09
		100,861	18.30

Total investment securities (cost: $554,477,000)		554,487	100.63
Other assets less liabilities		(3,488)	(.63)

Net assets		$550,999	100.00%

(1) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,882,000, which represented 40.09% of the net assets of the fund.

See Notes to Financial Statements

Financial Statements

Statements of assets and liabilities at June 30, 2012							unaudited
						(dollars and shares in thousands, except per-share amounts)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$246,562	$4,908,469	$3,256,940	$23,815,966	$8,616,932	$2,238,644	$4,707,415	$1,952,761	$23,247,067
Affiliated issuers	-	-	59,241	355,465	-	-	-	6,955	199,417
Cash denominated in currencies other than U.S. dollars	-	670	622	-	2,078	2,368	-	608	87
Cash	241	159	93	277	121	207	53	249	64
Unrealized appreciation on open forward currency contracts	-	-	-	-	703	-	-	-	-
Receivables for:
Sales of investments	1,754	24,689	76,968	86,985	9,410	1,481	-	11,544	23,812
Sales of fund's shares	6	8,497	4,886	30,274	20,516	15,355	37,728	150	5,594
Closed forward currency contracts	-	-	-	-	-	5	-	-	-
Dividends and interest	324	11,297	3,927	26,217	33,045	10,843	8,934	7,313	40,481
Other assets	-	-	-	-	-	118	-	-	-
	248,887	4,953,781	3,402,677	24,315,184	8,682,805	2,269,021	4,754,130	1,979,580	23,516,522
Liabilities:
Unrealized depreciation on open forward currency contracts	-	-	28	-	1,108	35	-	-	-
Payables for:
Purchases of investments	600	2,391	15,587	88,224	1,085	3,492	64,575	3,126	30,703
Repurchases of fund's shares	297	3,096	14,464	74,328	20,881	1,709	5,235	2,167	20,136
Closed forward currency contracts	-	-	-	-	-	76	-	-	-
Investment advisory services	115	2,084	1,917	6,341	3,399	1,318	1,535	943	5,076
Distribution services	43	711	499	3,400	1,030	263	689	361	2,699
Administrative services	2	39	27	195	69	18	37	16	187
Trustees' deferred compensation	1	22	13	303	139	7	15	5	348
Non-U.S. taxes	-	39	-	-	-	572	-	-	-
Other	1	37	296	54	116	69	1	15	17
	1,059	8,419	32,831	172,845	27,827	7,559	72,087	6,633	59,166
Net assets at June 30, 2012 (total: $103,833,825)	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978	$2,261,462	$4,682,043	$1,972,947	$23,457,356
Investment securities, at cost:
Unaffiliated issuers	$211,475	$3,941,110	$3,034,380	$17,290,168	$7,788,430	$1,907,826	$3,990,889	$1,745,049	$18,763,205
Affiliated issuers	$-	$-	$100,999	$327,148	$-	$-	$-	$15,879	$216,107
Cash denominated in currencies other than U.S. dollars, at cost	$-	$670	$622	$-	$2,078	$2,368	$-	$608	$87

Net assets consist of:
Capital paid in on shares of beneficial interest	$234,955	$4,514,841	$3,526,533	$20,464,952	$9,046,462	$1,991,357	$4,495,883	$2,313,606	$21,301,447
Undistributed (distributions in excess of) net investment income	725	29,404	(41,178)	48,330	80,565	6,504	48,364	15,882	200,150
(Accumulated) undistributed net realized (loss) gain	(22,939)	(566,150)	(296,575)	(2,925,073)	(1,299,586)	(66,594)	(578,728)	(555,309)	(2,511,367)
Net unrealized appreciation (depreciation)	35,087	967,267	181,066	6,554,130	827,537	330,195	716,524	198,768	4,467,126
Net assets at June 30, 2012	$247,828	$4,945,362	$3,369,846	$24,142,339	$8,654,978	$2,261,462	$4,682,043	$1,972,947	$23,457,356

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $39,346,628)	$29,959	$1,358,533	$875,913	$7,237,996	$3,433,278	$939,235	$1,249,361	$166,058	$9,894,960
Shares outstanding	2,364	64,243	48,229	128,726	216,112	45,639	128,267	17,162	274,840
Net asset value per share	$12.67	$21.15	$18.16	$56.23	$15.89	$20.58	$9.74	$9.68	$36.00
Class 2:
Net assets (total: $63,994,515)	$217,869	$3,586,829	$2,493,933	$16,716,081	$5,179,674	$1,322,227	$3,432,682	$1,806,889	$13,391,389
Shares outstanding	17,286	170,741	139,470	299,817	327,374	64,798	355,415	187,277	374,519
Net asset value per share	$12.60	$21.01	$17.88	$55.75	$15.82	$20.41	$9.66	$9.65	$35.76
Class 3:
Net assets (total: $492,682)	$-	$-	$-	$188,262	$42,026	$-	$-	$-	$171,007
Shares outstanding	-	-	-	3,347	2,644	-	-	-	4,748
Net asset value per share	$-	$-	$-	$56.25	$15.89	$-	$-	$-	$36.02

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of assets and liabilities at June 30, 2012							unaudited
								(dollars and shares in thousands, except per-share amounts)

	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund		U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$250,059		$12,130,620	$133,659		$10,421,170	$2,499,468	$1,899,835	$137,965		$4,864,189	$554,487
Affiliated issuers	-		-	-		-	-	-	-		-	-
Cash denominated in currencies other than U.S. dollars	164		-	7		-	-	-	-		-	-
Cash	94		4,830	118		2,276	98	68	124		137	143
Unrealized appreciation on open forward currency contracts	-		-	3		281	238	-	-		-	-
Receivables for:
Sales of investments	416		123,230	2,592		928,804	67,994	4,342	4,738		175,234	-
Sales of fund's shares	17,990		6,873	87		5,002	1,352	4,228	445		1,203	7
Closed forward currency contracts	-		-	-	*	21	139	-	-		-	-
Dividends and interest	1,242		42,644	659		64,503	24,424	36,336	289		16,094	-
Other assets	-		-	-		-	-	-	-		-	-
	269,965		12,308,197	137,125		11,422,057	2,593,713	1,944,809	143,561		5,056,857	554,637
Liabilities:
Unrealized depreciation on open forward currency contracts	-		-	14		598	2,329	65	-		-	-
Payables for:
Purchases of investments	-		466,835	6,465		2,339,436	208,099	3,553	27,410		1,199,541	-
Repurchases of fund's shares	70		39,300	58		10,596	2,810	3,236	39		4,647	3,375
Closed forward currency contracts	-		-	5		-	127	-	-		-	-
Investment advisory services	137		2,774	68		2,748	1,031	726	39		1,042	145
Distribution services	42		1,053	20		1,041	342	224	8		422	99
Administrative services	2		94	1		75	19	16	1		32	4
Trustees' deferred compensation	-	*	90	-	*	30	4	34	-	*	32	15
Non-U.S. taxes	-		-	-		-	-	-	-		-	-
Other	4		79	1		8	29	117	-	*	1	-	*
	255		510,225	6,632		2,354,532	214,790	7,971	27,497		1,205,717	3,638
Net assets at June 30, 2012 (total: $103,833,825)	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923	$1,936,838	$116,064		$3,851,140	$550,999
Investment securities, at cost:
Unaffiliated issuers	$233,258		$10,308,425	$132,026		$10,066,084	$2,427,803	$1,900,118	$136,695		$4,754,256	$554,477
Affiliated issuers	$-		$-	$-		$-	$-	$-	$-		$-	$-
Cash denominated in currencies other than U.S. dollars, at cost	$164		$-	$7		$-	$-	$-	$-		$-	$-

Net assets consist of:
Capital paid in on shares of beneficial interest	$260,207		$10,267,152	$128,889		$8,580,757	$2,268,026	$2,005,910	$113,700		$3,662,557	$552,295
Undistributed (distributions in excess of) net investment income	4,131		113,318	1,101		100,971	21,838	66,938	16		14,483	(1,306)
(Accumulated) undistributed net realized (loss) gain	(11,423)		(404,701)	(1,116)		31,107	19,692	(135,660)	1,078		64,167	-
Net unrealized appreciation (depreciation)	16,795		1,822,203	1,619		354,690	69,367	(350)	1,270		109,933	10
Net assets at June 30, 2012	$269,710		$11,797,972	$130,493		$9,067,525	$2,378,923	$1,936,838	$116,064		$3,851,140	$550,999

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized:

Class 1:
Net assets (total: $39,346,628)	$55,648		$6,577,718	$29,547		$3,996,711	$720,322	$827,207	$78,111		$1,809,873	$66,198
Shares outstanding	3,903		378,503	3,021		354,328	59,535	74,922	7,416		141,456	5,832
Net asset value per share	$14.26		$17.38	$9.78		$11.28	$12.10	$11.04	$10.53		$12.79	$11.35
Class 2:
Net assets (total: $63,994,515)	$214,062		$5,182,523	$100,946		$5,070,814	$1,658,601	$1,089,887	$37,953		$2,019,886	$472,270
Shares outstanding	15,069		300,543	10,343		454,826	137,759	99,896	3,611		159,471	42,177
Net asset value per share	$14.21		$17.24	$9.76		$11.15	$12.04	$10.91	$10.51		$12.67	$11.20
Class 3:
Net assets (total: $492,682)	$-		$37,731	$-		$-	$-	$19,744	$-		$21,381	$12,531
Shares outstanding	-		2,171	-		-	-	1,786	-		1,671	1,111
Net asset value per share	$-		$17.38	$-		$-	$-	$11.06	$-		$12.80	$11.28

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the six months ended June 30, 2012									unaudited
								(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth-Income Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$1,644	$58,470	$19,866	$140,190	$144,400	$23,340	$62,896	$32,443	$247,811
Interest	109	158	2,008	1,351	1,077	7,706	$201	1,780	4,885
	1,753	58,628	21,874	141,541	145,477	31,046	63,097	34,223	252,696
Fees and expenses(3):
Investment advisory services	709	13,343	12,296	41,146	22,103	8,445	9,504	6,001	32,053
Distribution services - Class 2	268	4,604	3,253	21,857	6,743	1,735	4,344	2,317	17,033
Distribution services - Class 3	-	-	-	178	40	-	-	-	158
Transfer agent services	_(4)	_(4)	_(4)	1	_(4)	_(4)	_(4)	_(4)	1
Administrative services	12	252	174	1,274	447	115	231	101	1,190
Reports to shareholders	2	128	89	824	236	56	81	32	784
Registration statement and prospectus	_(4)	12	13	89	31	12	21	4	80
Trustees' compensation	1	27	18	143	52	12	24	11	136
Auditing and legal	6	7	34	13	11	15	2	7	12
Custodian	14	276	335	431	1,158	386	5	93	120
State and local taxes	3	58	49	174	90	33	34	24	135
Other	1	8	5	38	17	4	6	4	35
Total fees and expenses	1,016	18,715	16,266	66,168	30,928	10,813	14,252	8,594	51,737
Net investment income (loss)	737	39,913	5,608	75,373	114,549	20,233	48,845	25,629	200,959
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	861	126,209	64,723	598,610	(81,662)	(3,918)	114,379	25,479	865,309
Forward currency contracts	-	-	(83)	-	2,995	373	-	-	-
Currency transactions	1	(555)	(494)	118	(1,214)	(523)	(2)	(229)	(215)
	862	125,654	64,146	598,728	(79,881)	(4,068)	114,377	25,250	865,094
Net unrealized appreciation (depreciation) on:
Investments	24,956	269,369	138,943	1,364,423	359,294	88,953	207,948	61,700	871,075
Forward currency contracts	-	-	72	-	(368)	(71)	-	-	-
Currency translations	-	114	441	19	(136)	71	(2)	(14)	(617)
	24,956	269,483	139,456	1,364,442	358,790	88,953	207,946	61,686	870,458
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	25,818	395,137	203,602	1,963,170	278,909	84,885	322,323	86,936	1,735,552

Net increase (decrease) in net assets resulting from operations	$26,555	$435,050	$209,210	$2,038,543	$393,458	$105,118	$371,168	$112,565	$1,936,511

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations for the six months ended June 30, 2012					unaudited
								(dollars in thousands)

	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
Investment income:
Income (net of non-U.S. taxes)(1) (2):
Dividends	$5,449	$84,657	$1,254	$48	$19	$420	$-	$-	$-
Interest	290	54,871	474	128,432	35,929	76,602	270	23,871	274
	5,739	139,528	1,728	128,480	35,948	77,022	270	23,871	274
Fees and expenses(3):
Investment advisory services	855	17,164	392	16,947	6,232	4,462	201	6,290	902
Distribution services - Class 2	263	6,642	112	6,300	2,105	1,368	38	2,523	606
Distribution services - Class 3	-	35	-	-	-	19	-	19	10
Transfer agent services	_(4)	_(4)	_(4)	_(4)	_(4)	_(4)	_(4)	_(4)	_(4)
Administrative services	12	587	6	462	118	96	5	192	28
Reports to shareholders	2	370	1	237	38	32	1	57	9
Registration statement and prospectus	6	51	13	32	52	10	9	32	1
Trustees' compensation	1	63	1	51	12	11	_(4)	21	4
Auditing and legal	2	4	2	3	1	1	_(4)	1	_(4)
Custodian	32	135	12	50	177	6	_(4)	6	1
State and local taxes	3	68	_(4)	70	21	17	_(4)	23	4
Other	1	18	_(4)	15	5	4	_(4)	6	1
Total fees and expenses	1,177	25,137	539	24,167	8,761	6,026	254	9,170	1,566
Net investment income (loss)	4,562	114,391	1,189	104,313	27,187	70,996	16	14,701	(1,292)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments(2)	(5)	262,292	(924)	130,052	10,844	5,741	1,090	65,908	-
Forward currency contracts	-	-	103	4,177	11,816	616	-	-	-
Currency transactions	(15)	727	(35)	(1,036)	(1,992)	(43)	-	-	-
	(20)	263,019	(856)	133,193	20,668	6,314	1,090	65,908	-
Net unrealized appreciation (depreciation) on:
Investments	10,220	504,465	4,368	45,102	24,521	38,117	616	(23,451)	3
Forward currency contracts	-	-	(85)	(1,705)	(6,998)	(514)	-	-	-
Currency translations	4	20	(3)	177	860	30	-	-	-
	10,224	504,485	4,280	43,574	18,383	37,633	616	(23,451)	3
Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	10,204	767,504	3,424	176,767	39,051	43,947	1,706	42,457	3

Net increase (decrease) in net assets resulting from operations	$14,766	$881,895	$4,613	$281,080	$66,238	$114,943	$1,722	$57,158	$(1,289)

(1)Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
(2)Additional information related to affiliated transactions is included in the Notes to Financial Statements.
(3)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(4)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets											(dollars and shares in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund
	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011

Operations:
Net investment income (loss)	$737	$897	$39,913	$63,168	$5,608	$5,940	$75,373	$170,225	$114,549	$182,485	$20,233	$34,813
Net realized gain (loss) on investments, forward currency contracts and currency transactions	862	2,342	125,654	169,353	64,146	118,284	598,728	1,310,098	(79,881)	68,099	(4,068)	59,342
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	24,956	(21,570)	269,483	(691,852)	139,456	(872,616)	1,364,442	(2,508,429)	358,790	(1,610,909)	88,953	(441,321)
Net increase (decrease) in net assets resulting from operations	26,555	(18,331)	435,050	(459,331)	209,210	(748,392)	2,038,543	(1,028,106)	393,458	(1,360,325)	105,118	(347,166)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26)	(191)	(767)	(21,349)	(11,199)	(13,077)	(22,410)	(69,488)	(3,235)	(74,656)	(938)	(17,417)
Class 2	(190)	(882)	(514)	(51,249)	(31,057)	(38,284)	(45,356)	(112,195)	(2,625)	(104,617)	(782)	(26,091)
Class 3	-	-	-	-	-	-	(526)	(1,419)	(27)	(910)	-	-
Total dividends from net investment income	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)	(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	-	-	-	-	-
Total dividends and distributions paid to shareholders	(216)	(1,073)	(1,281)	(72,598)	(42,256)	(51,361)	(68,292)	(183,102)	(5,887)	(180,183)	(1,720)	(43,508)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	1,271	4,509	63,500	292,157	85,122	260,759	163,832	1,455,614	172,026	733,782	113,537	282,080
Proceeds from reinvestment of dividends and distributions	26	191	767	21,349	11,199	13,077	22,410	69,488	3,235	74,656	938	17,417
Cost of shares repurchased	(1,715)	(5,708)	(99,505)	(126,381)	(54,153)	(112,847)	(986,795)	(1,739,435)	(204,482)	(401,623)	(38,690)	(108,841)
Net (decrease) increase from Class 1 transactions	(418)	(1,008)	(35,238)	187,125	42,168	160,989	(800,553)	(214,333)	(29,221)	406,815	75,785	190,656
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Proceeds from shares sold	7,327	31,034	31,282	126,562	56,194	190,502	107,563	377,625	130,678	261,585	28,594	77,973
Proceeds from reinvestment of dividends and distributions	190	882	514	51,249	31,057	38,284	45,356	112,195	2,625	104,617	782	26,091
Cost of shares repurchased	(15,082)	(29,592)	(297,362)	(555,330)	(171,215)	(352,259)	(1,480,533)	(2,853,936)	(400,236)	(822,667)	(123,093)	(241,474)
Net (decrease) increase from Class 2 transactions	(7,565)	2,324	(265,566)	(377,519)	(83,964)	(123,473)	(1,327,614)	(2,364,116)	(266,933)	(456,465)	(93,717)	(137,410)
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	363	3,187	256	600	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	526	1,419	27	910	-	-
Cost of shares repurchased	-	-	-	-	-	-	(16,627)	(37,540)	(3,730)	(10,300)	-	-
Net (decrease) increase from Class 3 transactions	-	-	-	-	-	-	(15,738)	(32,934)	(3,447)	(8,790)	-	-
Net (decrease) increase in net assets resulting from capital share transactions	(7,983)	1,316	(300,804)	(190,394)	(41,796)	37,516	(2,143,905)	(2,611,383)	(299,601)	(58,440)	(17,932)	53,246
Total increase (decrease) in net assets	18,356	(18,088)	132,965	(722,323)	125,158	(762,237)	(173,654)	(3,822,591)	87,970	(1,598,948)	85,466	(337,428)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925	24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424
End of period	$247,828	$229,472	$4,945,362	$4,812,397	$3,369,846	$3,244,688	$24,142,339	$24,315,993	$8,654,978	$8,567,008	$2,261,462	$2,175,996
Undistributed (distributions in excess of) net investment income	$725	$204	$29,404	$(9,228)	$(41,178)	$(4,530)	$48,330	$41,249	$80,565	$(28,097)	$6,504	$(12,009)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	101	360	3,011	13,872	4,531	13,074	2,896	26,314	10,650	42,357	5,425	12,763
Shares issued on reinvestment of dividends and distributions	2	17	36	1,111	616	656	397	1,339	205	4,942	46	874
Shares repurchased	(141)	(475)	(4,666)	(5,879)	(2,899)	(5,493)	(17,179)	(31,294)	(12,550)	(22,899)	(1,842)	(4,907)
Net (decrease) increase in shares outstanding	(38)	(98)	(1,619)	9,104	2,248	8,237	(13,886)	(3,641)	(1,695)	24,400	3,629	8,730
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	-
Shares sold	598	2,518	1,510	6,147	3,060	9,954	1,904	6,924	8,173	15,757	1,394	3,627
Shares issued on reinvestment of dividends and distributions	15	78	25	2,670	1,736	1,881	811	2,158	167	6,932	38	1,308
Shares repurchased	(1,224)	(2,441)	(14,087)	(26,120)	(9,137)	(17,409)	(26,082)	(51,994)	(24,499)	(47,098)	(5,881)	(10,997)
Net (decrease) increase in shares outstanding	(611)	155	(12,552)	(17,303)	(4,341)	(5,574)	(23,367)	(42,912)	(16,159)	(24,409)	(4,449)	(6,062)
Class 3:
Shares sold	-	-	-	-	-	-	6	58	16	33	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	10	27	2	60	-	-
Shares repurchased	-	-	-	-	-	-	(289)	(689)	(228)	(602)	-	-
Net (decrease) increase in shares outstanding	-	-	-	-	-	-	(273)	(604)	(210)	(509)	-	-

(1)Unaudited.
(2)For the period May 2, 2011, commencement of operations, through December 31, 2011.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets										(dollars and shares in thousands)

	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund		Global Balanced Fund
	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Period ended December 31, 2011(2)

Operations:
Net investment income (loss)	$48,845	$82,473	$25,629	$57,228	$200,959	$391,142	$4,562	$6,769	$114,391	$236,655	$1,189	$716
Net realized gain (loss) on investments, forward currency contracts and currency transactions	114,377	47,848	25,250	64,461	865,094	778,600	(20)	(11,416)	263,019	445,247	(856)	(431)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	207,946	(171,752)	61,686	(227,677)	870,458	(1,540,187)	10,224	(16,749)	504,485	(525,185)	4,280	(2,661)
Net increase (decrease) in net assets resulting from operations	371,168	(41,431)	112,565	(105,988)	1,936,511	(370,445)	14,766	(21,396)	881,895	156,717	4,613	(2,376)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(4,432)	(19,601)	(1,011)	(4,976)	(34,245)	(177,601)	-	(1,102)	(31,930)	(126,587)	(15)	(180)
Class 2	(11,378)	(60,348)	(10,325)	(52,341)	(41,265)	(216,185)	-	(5,850)	(23,591)	(100,376)	(52)	(386)
Class 3	-	-	-	-	(542)	(2,942)	-	-	(174)	(755)	-	-
Total dividends from net investment income	(15,810)	(79,949)	(11,336)	(57,317)	(76,052)	(396,728)	-	(6,952)	(55,695)	(227,718)	(67)	(566)
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	-	-	-	-	-	(56)	-	-	-	-
Class 2	-	-	-	-	-	-	-	(302)	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Long-term net realized gains:
Class 1	-	-	-	-	-	-	-	(204)	-	-	-	-
Class 2	-	-	-	-	-	-	-	(1,104)	-	-	-	-
Class 3	-	-	-	-	-	-	-	-	-	-	-	-
Total distributions from net realized gain on investments	-	-	-	-	-	-	-	(1,666)	-	-	-	-
Total dividends and distributions paid to shareholders	(15,810)	(79,949)	(11,336)	(57,317)	(76,052)	(396,728)	-	(8,618)	(55,695)	(227,718)	(67)	(566)
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	29,990
Proceeds from shares sold	231,341	457,400	9,657	24,368	367,628	2,301,709	21,735	11,112	376,209	990,218	12	-
Proceeds from reinvestment of dividends and distributions	4,432	19,601	1,011	4,976	34,245	177,601	-	1,362	31,930	126,587	15	180
Cost of shares repurchased	(61,488)	(129,524)	(14,096)	(25,399)	(780,987)	(2,024,087)	(2,689)	(5,348)	(207,196)	(372,456)	-(3)	-
Net (decrease) increase from Class 1 transactions	174,285	347,477	(3,428)	3,945	(379,114)	455,223	19,046	7,126	200,943	744,349	27	30,170
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	10
Proceeds from shares sold	33,159	87,090	19,303	75,640	89,398	225,436	12,580	47,484	49,514	161,946	30,423	74,155
Proceeds from reinvestment of dividends and distributions	11,378	60,348	10,325	52,341	41,265	216,185	(10,260)	7,256	23,591	100,376	52	386
Cost of shares repurchased	(224,206)	(392,846)	(154,473)	(269,548)	(1,042,471)	(3,443,264)	-	(10,317)	(420,668)	(776,979)	(4,345)	(1,989)
Net (decrease) increase from Class 2 transactions	(179,669)	(245,408)	(124,845)	(141,567)	(911,808)	(3,001,643)	2,320	44,423	(347,563)	(514,657)	26,130	72,562
Class 3:
Proceeds from shares sold	-	-	-	-	143	611	-	-	698	1,486	-	-
Proceeds from reinvestment of dividends and distributions	-	-	-	-	542	2,942	-	-	174	755	-	-
Cost of shares repurchased	-	-	-	-	(15,889)	(33,765)	-	-	(3,118)	(8,524)	-	-
Net (decrease) increase from Class 3 transactions	-	-	-	-	(15,204)	(30,212)	-	-	(2,246)	(6,283)	-	-
Net (decrease) increase in net assets resulting from capital share transactions	(5,384)	102,069	(128,273)	(137,622)	(1,306,126)	(2,576,632)	21,366	51,549	(148,866)	223,409	26,157	102,732
Total increase (decrease) in net assets	349,974	(19,311)	(27,044)	(300,927)	554,333	(3,343,805)	36,132	21,535	677,334	152,408	30,703	99,790
Net assets:
Beginning of period	4,332,069	4,351,380	1,999,991	2,300,918	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230	99,790	-
End of period	$4,682,043	$4,332,069	$1,972,947	$1,999,991	$23,457,356	$22,903,023	$269,710	$233,578	$11,797,972	$11,120,638	$130,493	$99,790
Undistributed (distributions in excess of) net investment income	$48,364	$15,329	$15,882	$1,589	$200,150	$75,243	$4,131	$(431)	$113,318	$54,622	$1,101	$(21)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	2,999
Shares sold	23,926	49,552	1,000	2,466	10,290	66,580	1,522	733	21,804	59,877	1	-
Shares issued on reinvestment of dividends and distributions	455	2,244	105	547	956	5,467	-	102	1,846	7,976	1	20
Shares repurchased	(6,386)	(14,425)	(1,462)	(2,639)	(21,818)	(58,504)	(190)	(372)	(11,986)	(22,565)	-(3)	-
Net (decrease) increase in shares outstanding	17,995	37,371	(357)	374	(10,572)	13,543	1,332	463	11,664	45,288	2	3,019
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-	-	-	-	1
Shares sold	3,520	9,574	2,014	7,766	2,525	6,631	896	3,211	2,911	9,848	3,138	7,826
Shares issued on reinvestment of dividends and distributions	1,178	6,956	1,080	5,765	1,159	6,690	(717)	546	1,374	6,358	5	42
Shares repurchased	(23,367)	(42,812)	(15,998)	(27,720)	(29,366)	(99,771)	-	(691)	(24,489)	(47,378)	(454)	(215)
Net (decrease) increase in shares outstanding	(18,669)	(26,282)	(12,904)	(14,189)	(25,682)	(86,450)	179	3,066	(20,204)	(31,172)	2,689	7,654
Class 3:
Shares sold	-	-	-	-	4	18	-	-	40	89	-	-
Shares issued on reinvestment of dividends and distributions	-	-	-	-	15	90	-	-	10	48	-	-
Shares repurchased	-	-	-	-	(442)	(985)	-	-	(180)	(518)	-	-
Net (decrease) increase in shares outstanding	-	-	-	-	(423)	(877)	-	-	(130)	(381)	-	-

(1)Unaudited.
(2)For the period May 2, 2011, commencement of operations, through December 31, 2011.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets											(dollars and shares in thousands)

	Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Period ended December 31, 2011(2)	Six months ended June 30, 2012(1)	Year ended December 31, 2011	Six months ended June 30, 2012(1)	Year ended December 31, 2011

Operations:
Net investment income (loss)	$104,313	$277,991	$27,187	$59,362	$70,996	$147,342	$16	$(8)	$14,701	$63,410	$(1,292)	$(2,667)
Net realized gain (loss) on investments, forward currency contracts and currency transactions	133,193	226,664	20,668	36,590	6,314	57,433	1,090	1,055	65,908	116,429	-	-
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	43,574	111,166	18,383	(7,482)	37,633	(165,107)	616	654	(23,451)	101,161	3	(6)
Net increase (decrease) in net assets resulting from operations	281,080	615,821	66,238	88,470	114,943	39,668	1,722	1,701	57,158	281,000	(1,289)	(2,673)
Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(20,717)	(144,664)	(6,273)	(17,761)	(11,360)	(62,902)	-	(62)	(4,798)	(35,338)	-	-
Class 2	(24,060)	(149,774)	(14,071)	(45,443)	(14,846)	(83,842)	-	(8)	(4,694)	(35,137)	-	-
Class 3	-	-	-	-	(265)	(1,593)	-	-	(50)	(425)	-	-
Total dividends from net investment income	(44,777)	(294,438)	(20,344)	(63,204)	(26,471)	(148,337)	-	(70)	(9,542)	(70,900)	-	-
Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	-	-	(3,020)	(196)	-	-	(203)	(493)	(23,306)	(26,153)	-	-
Class 2	-	-	(7,104)	(676)	-	-	(99)	(194)	(26,597)	(29,522)	-	-
Class 3	-	-	-	-	-	-	-	-	(277)	(336)	-	-
Long-term net realized gains:
Class 1	-	-	(3,369)	(2,360)	-	-	-	-	(27,829)	(15,498)	-	-
Class 2	-	-	(7,923)	(8,107)	-	-	-	-	(31,761)	(17,494)	-	-
Class 3	-	-	-	-	-	-	-	-	(330)	(200)	-	-
Total distributions from net realized gain on investments	-	-	(21,416)	(11,339)	-	-	(302)	(687)	(110,100)	(89,203)	-	-
Total dividends and distributions paid to shareholders	(44,777)	(294,438)	(41,760)	(74,543)	(26,471)	(148,337)	(302)	(757)	(119,642)	(160,103)	-	-
Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	9,990	-	-	-	-
Proceeds from shares sold	301,163	909,847	124,693	349,922	42,278	101,737	25,171	43,900	91,629	396,185	14,349	39,488
Proceeds from reinvestment of dividends and distributions	20,717	144,664	12,662	20,317	11,360	62,902	203	555	55,933	76,989	-	-
Cost of shares repurchased	(789,245)	(1,637,395)	(42,028)	(74,136)	(51,280)	(100,355)	(3,083)	(453)	(94,190)	(238,468)	(23,032)	(47,462)
Net (decrease) increase from Class 1 transactions	(467,365)	(582,884)	95,327	296,103	2,358	64,284	22,291	53,992	53,372	234,706	(8,683)	(7,974)
Class 2:
Proceeds from initial capitalization	-	-	-	-	-	-	-	10	-	-	-	-
Proceeds from shares sold	184,063	290,995	101,518	264,743	40,548	125,080	16,608	22,509	88,592	149,648	69,759	325,889
Proceeds from reinvestment of dividends and distributions	24,060	149,774	29,098	54,226	14,846	83,842	99	202	63,052	82,153	-	-
Cost of shares repurchased	(247,709)	(683,249)	(129,120)	(193,151)	(79,419)	(224,964)	(909)	(1,102)	(99,992)	(250,644)	(126,307)	(315,311)
Net (decrease) increase from Class 2 transactions	(39,586)	(242,480)	1,496	125,818	(24,025)	(16,042)	15,798	21,619	51,652	(18,843)	(56,548)	10,578
Class 3:
Proceeds from shares sold	-	-	-	-	2,126	4,922	-	-	806	4,249	5,143	11,928
Proceeds from reinvestment of dividends and distributions	-	-	-	-	265	1,593	-	-	657	961	-	-
Cost of shares repurchased	-	-	-	-	(4,111)	(8,071)	-	-	(3,548)	(8,204)	(4,481)	(13,416)
Net (decrease) increase from Class 3 transactions	-	-	-	-	(1,720)	(1,556)	-	-	(2,085)	(2,994)	662	(1,488)
Net (decrease) increase in net assets resulting from capital share transactions	(506,951)	(825,364)	96,823	421,921	(23,387)	46,686	38,089	75,611	102,939	212,869	(64,569)	1,116
Total increase (decrease) in net assets	(270,648)	(503,981)	121,301	435,848	65,085	(61,983)	39,509	76,555	40,455	333,766	(65,858)	(1,557)
Net assets:
Beginning of period	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	-	3,810,685	3,476,919	616,857	618,414
End of period	$9,067,525	$9,338,173	$2,378,923	$2,257,622	$1,936,838	$1,871,753	$116,064	$76,555	$3,851,140	$3,810,685	$550,999	$616,857
Undistributed (distributions in excess of) net investment income	$100,971	$41,435	$21,838	$14,995	$66,938	$22,413	$16	$_(3)	$14,483	$9,324	$(1,306)	$(14)
Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	999	-	-	-	-
Shares sold	26,938	83,574	10,207	28,575	3,829	8,888	2,403	4,279	7,021	31,215	1,264	3,470
Shares issued on reinvestment of dividends and distributions	1,840	13,182	1,046	1,696	1,037	5,926	19	53	4,373	6,037	-	-
Shares repurchased	(70,563)	(147,575)	(3,449)	(6,021)	(4,636)	(8,824)	(293)	(44)	(7,188)	(18,490)	(2,028)	(4,170)
Net (decrease) increase in shares outstanding	(41,785)	(50,819)	7,804	24,250	230	5,990	2,129	5,287	4,206	18,762	(764)	(700)
Class 2:
Shares issued from initial capitalization	-	-	-	-	-	-	-	1	-	-	-	-
Shares sold	16,674	26,930	8,331	21,848	3,715	11,138	1,590	2,185	6,865	11,792	6,224	28,960
Shares issued on reinvestment of dividends and distributions	2,162	13,786	2,417	4,539	1,373	7,981	9	20	4,980	6,506	-	-
Shares repurchased	(22,361)	(63,002)	(10,637)	(15,857)	(7,273)	(20,022)	(87)	(107)	(7,757)	(19,741)	(11,265)	(28,025)
Net (decrease) increase in shares outstanding	(3,525)	(22,286)	111	10,530	(2,185)	(903)	1,512	2,099	4,088	(1,443)	(5,041)	935
Class 3:
Shares sold	-	-	-	-	194	437	-	-	61	330	456	1,053
Shares issued on reinvestment of dividends and distributions	-	-	-	-	24	150	-	-	52	75	-	-
Shares repurchased	-	-	-	-	(372)	(708)	-	-	(272)	(642)	(397)	(1,185)
Net (decrease) increase in shares outstanding	-	-	-	-	(154)	(121)	-	-	(159)	(237)	59	(132)

(1)Unaudited.
(2)For the period May 2, 2011, commencement of operations, through December 31, 2011.
(3)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements
    unaudited

1.	Organization

American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 18 different funds (the “funds”). In 2009, shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund
Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
Global Small Capitalization Fund	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Growth Fund	Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.
International Fund	Seeks long-term growth of capital through investments in common stocks of companies located around the world.
New World Fund	Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.
Blue Chip Income and Growth Fund
Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund	Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.
Growth-Income Fund	Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.
International Growth and Income Fund
Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.
Global Balanced Fund	Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities around the world.
Bond Fund	Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.
Global Bond Fund	Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.
High-Income Bond Fund	Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.
Mortgage Fund	Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.
U.S. Government/AAA-Rated Securities Fund
Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund	Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two or three share classes (Classes 1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications - The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2012 (dollars in thousands):

Global Discovery Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Information technology	$31,728	$19,535	$-	$51,263
Consumer discretionary	33,122	10,595	-	43,717
Health care	29,099	1,899	-	30,998
Financials	11,623	16,903	-	28,526
Industrials	5,965	8,496	-	14,461
Utilities	-	10,922	-	10,922
Telecommunication services	4,693	2,707	-	7,400
Materials	2,070	1,102	-	3,172
Energy	1,428	-	-	1,428
Miscellaneous	6,022	5,458	-	11,480
Short-term securities	-	43,195	-	43,195
Total	$125,750	$120,812	$-	$246,562

(*) Securities with a market value of $65,954,000, which represented 26.61% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$459,175	$431,023	$1,335	$891,533
Information technology	508,479	188,357	-	696,836
Financials	261,483	418,493	-	679,976
Health care	385,649	246,546	-	632,195
Consumer staples	116,826	415,551	-	532,377
Industrials	216,428	143,947	-	360,375
Energy	199,050	160,985	-	360,035
Materials	157,161	67,280	-	224,441
Telecommunication services	106,041	85,408	-	191,449
Utilities	-	45,599	-	45,599
Miscellaneous	-	10,501	-	10,501
Short-term securities	-	283,152	-	283,152
Total	$2,410,292	$2,496,842	$1,335	$4,908,469

(*) Securities with a market value of $2,064,520,000, which represented 41.75% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$264,207	$414,765	$60	$679,032
Industrials	115,610	306,610	-	422,220
Health care	318,290	63,493	-	381,783
Information technology	214,557	157,151	2,728	374,436
Energy	213,128	105,840	-	318,968
Materials	18,513	191,072	1,643	211,228
Financials	91,531	69,920	2,079	163,530
Consumer staples	34,555	76,390	-	110,945
Utilities	3,492	105,030	-	108,522
Telecommunication services	30,536	5,250	-	35,786
Miscellaneous	116,661	46,373	-	163,034
Preferred securities	-	5,851	-	5,851
Rights & warrants	781	113	2	896
Convertible securities	-	1,561	1,348	2,909
Bonds, notes & other debt instruments	-	14,342	-	14,342
Short-term securities	-	322,699	-	322,699
Total	$1,421,861	$1,886,460	$7,860	$3,316,181

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$-	$(28)	$-	$(28)
Total	$-	$(28)	$-	$(28)

(*) Securities with a market value of $1,141,799,000, which represented 33.88% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

(†) Forward currency contracts are not included in the investment portfolio.

Growth Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,823,767	$581,572	$-	$4,405,339
Financials	2,828,890	336,768	26,796	3,192,454
Information technology	2,713,846	313,029	-	3,026,875
Energy	2,717,925	48,837	42,720	2,809,482
Health care	2,380,163	278,356	31,273	2,689,792
Industrials	1,630,643	218,552	-	1,849,195
Materials	1,475,395	304,641	-	1,780,036
Consumer staples	737,122	224,689	-	961,811
Telecommunication services	333,549	-	-	333,549
Utilities	6,763	-	27,229	33,992
Miscellaneous	156,888	11,275	-	168,163
Short-term securities	-	2,920,743	-	2,920,743
Total	$18,804,951	$5,238,462	$128,018	$24,171,431

(*) Securities with a market value of $1,752,632,000, which represented 7.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Health care	$268,902	$874,838	$-	$1,143,740
Financials	103,871	1,036,528	-	1,140,399
Consumer discretionary	-	1,096,830	6,802	1,103,632
Industrials	163,646	864,662	-	1,028,308
Information technology	151,229	727,499	-	878,728
Consumer staples	-	834,775	-	834,775
Materials	-	539,400	-	539,400
Telecommunication services	72,901	423,145	-	496,046
Energy	17,441	365,731	-	383,172
Utilities	-	232,045	-	232,045
Miscellaneous	34,274	71,265	-	105,539
Bonds, notes & other debt instruments:	-	4,526	-	4,526
Short-term securities	-	726,622	-	726,622
Total	$812,264	$7,797,866	$6,802	$8,616,932

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$703	$-	$703
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(1,108)	-	(1,108)
Total	$-	$(405)	$-	$(405)

(*) Securities with a market value of $6,020,476,000, which represented 69.56% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

(†) Forward currency contracts are not included in the investment portfolio.

New World Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer staples	$98,656	$258,009	$-	$356,665
Consumer discretionary	32,386	252,914	-	285,300
Health care	63,606	153,604	-	217,210
Financials	32,472	161,793	-	194,265
Energy	75,074	102,311	-	177,385
Industrials	42,844	89,302	-	132,146
Information technology	40,103	83,997	-	124,100
Telecommunication services	56,875	59,357	-	116,232
Materials	16,138	75,695	-	91,833
Utilities	-	22,610	-	22,610
Miscellaneous	24,388	80,534	36	104,958
Bonds, notes & other debt instruments	-	256,239	-	256,239
Short-term securities	-	159,701	-	159,701
Total	$482,542	$1,756,066	$36	$2,238,644

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$-	$(35)	$-	$(35)

(*) Securities with a market value of $1,132,494,000, which represented 50.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

(†) Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$611,669	$-	$-	$611,669
Industrials	595,525	-	-	595,525
Energy	571,850	-	-	571,850
Health care	569,952	-	-	569,952
Consumer staples	566,525	-	-	566,525
Telecommunication services	356,106	-	-	356,106
Consumer discretionary	341,244	-	-	341,244
Financials	233,100	-	-	233,100
Materials	159,314	-	-	159,314
Utilities	116,828	-	-	116,828
Miscellaneous	108,379	-	-	108,379
Convertible securities	48,472	-	-	48,472
Short-term securities	-	428,451	-	428,451
Total	$4,278,964	$428,451	$-	$4,707,415

Global Growth and Income Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$251,541	$45,049	$-	$296,590
Financials	152,588	132,504	1,092	286,184
Industrials	106,531	78,935	-	185,466
Consumer staples	70,320	107,388	-	177,708
Information technology	97,996	72,542	-	170,538
Materials	126,012	42,966	-	168,978
Health care	109,274	42,050	-	151,324
Energy	97,576	35,247	-	132,823
Telecommunication services	64,666	65,196	-	129,862
Utilities	4,097	54,505	-	58,602
Miscellaneous	21,945	17,104	-	39,049
Convertible securities	-	11,702	708	12,410
Bonds, notes & other debt instruments	-	26,784	-	26,784
Short-term securities	-	123,398	-	123,398
Total	$1,102,546	$855,370	$1,800	$1,959,716

(*) Securities with a market value of $634,693,000, which represented 32.17% of the net assets of the fund, transferred from Level
1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Growth-Income Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Information technology	$3,455,082	$234,517	$-	$3,689,599
Consumer discretionary	3,218,338	154,510	-	3,372,848
Health care	2,582,728	49,203	-	2,631,931
Industrials	2,495,464	91,316	-	2,586,780
Energy	1,886,004	251,838	-	2,137,842
Consumer staples	1,685,995	148,581	-	1,834,576
Financials	1,312,367	35,769	-	1,348,136
Materials	996,455	108,884	-	1,105,339
Telecommunication services	1,043,916	-	-	1,043,916
Utilities	231,306	43,603	-	274,909
Miscellaneous	689,701	91,689	-	781,390
Preferred securities	-	16,477	-	16,477
Rights & warrants	1,409	-	-	1,409
Convertible securities	62,499	58,184	-	120,683
Bonds, notes & other debt instruments	-	84,202	-	84,202
Short-term securities	-	2,416,447	-	2,416,447
Total	$19,661,264	$3,785,220	$-	$23,446,484

(*) Securities with a market value of $1,052,240,000, which represented 4.49% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

International Growth and Income Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Consumer staples	$12,656	$26,554	$-	$39,210
Consumer discretionary	1,451	26,399	-	27,850
Telecommunication services	2,012	23,278	-	25,290
Utilities	-	22,804	-	22,804
Industrials	2,346	18,323	-	20,669
Financials	2,406	16,543	-	18,949
Health care	3,819	13,827	-	17,646
Energy	-	13,778	-	13,778
Information technology	3,283	10,407	-	13,690
Materials	-	12,860	-	12,860
Miscellaneous	-	1,626	-	1,626
Bonds, notes & other debt instruments	-	10,691	-	10,691
Short-term securities	-	24,996	-	24,996
Total	$27,973	$222,086	$-	$250,059

(*) Securities with a market value of $162,871,000, which represented 60.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Asset Allocation Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Financials	$1,217,982	$-	$-	$1,217,982
Consumer discretionary	1,018,919	186,194	-	1,205,113
Health care	1,193,582	-	-	1,193,582
Information technology	1,033,676	72,095	-	1,105,771
Energy	986,632	67,831	-	1,054,463
Industrials	801,033	-	21	801,054
Materials	563,391	80,320	-	643,711
Consumer staples	528,751	-	-	528,751
Utilities	381,668	-	-	381,668
Telecommunication services	103,414	-	-	103,414
Miscellaneous	428,659	74,358	-	503,017
Rights & warrants	-	1,432	-	1,432
Convertible securities	-	3,289	-	3,289
Bonds, notes & other debt instruments:
Mortgage-backed obligations	-	858,912	-	858,912
Bonds & notes of U.S. government & government agencies	-	775,610	-	775,610
Corporate bonds & notes	-	595,841	-	595,841
Other	-	380,268	-	380,268
Short-term securities	-	776,742	-	776,742
Total	$8,257,707	$3,872,892	$21	$12,130,620

(*) Securities with a market value of $334,345,000, which represented 2.83% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Balanced Fund
	Investment securities
	Level 1	Level 2(*)	Level 3	Total
Assets:
Common stocks:
Industrials	$4,112	$6,361	$-	$10,473
Consumer discretionary	4,531	5,538	-	10,069
Consumer staples	3,349	5,178	-	8,527
Energy	5,976	2,403	-	8,379
Information technology	3,271	4,752	-	8,023
Health care	4,928	2,605	-	7,533
Financials	1,972	4,483	-	6,455
Materials	4,465	1,543	-	6,008
Telecommunication services	2,046	3,189	-	5,235
Utilities	-	1,323	-	1,323
Miscellaneous	-	671	-	671
Preferred securities	-	159	-	159
Convertible securities	-	1,143	-	1,143
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	-	19,481	-	19,481
Corporate bonds & notes	-	10,022	-	10,022
Mortgage-backed obligations	-	6,892	-	6,892
Bonds & notes of U.S. government	-	6,569	-	6,569
Short-term securities	-	16,697	-	16,697
Total	$34,650	$99,009	$-	$133,659

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$3	$-	$3
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(14)	-	(14)
Total	$-	$(11)	$-	$(11)

(*) Securities with a market value of $31,174,000, which represented 23.89% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

(†) Forward currency contracts are not included in the investment portfolio.

Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$-	$3,587,260	$-	$3,587,260
Bonds & notes of U.S. government & government agencies	-	2,189,706	-	2,189,706
Corporate bonds & notes	-	441,683	-	441,683
Bonds & notes of governments & government agencies outside the U.S.	-	360,545	-	360,545
Other	-	2,145,693	-	2,145,693
Preferred securities	-	1,038	-	1,038
Common stocks	4	-	506	510
Short-term securities	-	1,694,735	-	1,694,735
Total	$4	$10,420,660	$506	$10,421,170

	Other investments(*)
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$281	$-	$281
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(598)	-	(598)
Total	$-	$(317)	$-	$(317)

(*) Forward currency contracts are not included in the investment portfolio.

Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$-	$337,839	$-		$337,839
Japanese yen	-	319,217	-		319,217
Mexican pesos	-	86,932	-		86,932
South Korean won	-	80,983	-		80,983
Polish zloty	-	77,999	-		77,999
British pounds	-	75,314	-		75,314
Swedish kronor	-	73,369	-		73,369
Canadian dollars	-	40,204	-		40,204
Norwegian kroner	-	32,038	-		32,038
Malaysian ringgits	-	31,884	-		31,884
Other currencies	-	1,104,333	-		1,104,333
Common stocks	-	-	-	(*)	- (*)
Short-term securities	-	239,356	-		239,356
Total	$-	$2,499,468	$-	(*)	$2,499,468

	Other investments(†)
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$238	$-		$238
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(2,329)	-		(2,329)
Total	$-	$(2,091)	$-		$(2,091)

(*) Amount less than one thousand.
(†) Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$-	$1,669,945	$-	$1,669,945
Other	-	85,181	-	85,181
Convertible securities	-	2,898	-	2,898
Preferred securities	1,197	8,258	-	9,455
Common stocks	6,063	-	916	6,979
Rights & warrants	-	1,508	-	1,508
Short-term securities	-	123,869	-	123,869
Total	$7,260	$1,891,659	$916	$1,899,835

	Other investments(*)
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$-	$(65)	$-	$(65)

(*) Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At June 30, 2012, all of the fund's investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2012, all of the fund's investment securities were classified as Level 2.

Cash Management Fund

At June 30, 2012, all of the fund's investment securities were classified as Level 2.

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the funds to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The funds may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocation to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds' portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments – Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of June 30, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,309,000, $851,000, $98,000 and $3,139,000, respectively, which would represent 0.03%, 0.01%, less than 0.01% and 0.16%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $35,000, $9,000, $1,000 and $34,000, respectively, is included in net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral – Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2007. International Growth and Income Fund is not subject to examination by state tax authorities for tax years before 2008, the year the fund commenced operations. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and currency gains and distributions from short-term net realized gains, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As indicated in the tables below and on the following pages, some of the funds had capital loss carryforwards available at December 31, 2011. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of December 31, 2011, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2012.

Additional tax basis disclosures are as follows:

					(dollars in thousands)

	Global	Global	Global Small
	Discovery	Growth	Capitalization	Growth	International	New World
	Fund	Fund	Fund	Fund	Fund	Fund
As of December 31, 2011:
Undistributed ordinary income	$208	$1,232	$42,063	$68,072	$5,374	$1,711
Late year ordinary loss deferral(*)	-	(3,861)	-	-	-	(1,998)
Undistributed long-term capital gain	-	-	-	-	-	-
Post-October capital loss deferral(*)	(1,184)	(4,035)	-	-	(55,455)	(3,217)
Capital loss carryforward:
No expiration	-	-	-	-	-	-
Expiring 2016	-	-	-	-	-	-
Expiring 2017	(22,556)	(687,769)	(354,503)	(3,345,036)	(1,057,173)	(59,199)
Expiring 2018	-	-	-	(12,099)	(84,504)	-
	$(22,556)	$(687,769)	$(354,503)	$(3,357,135)	$(1,141,677)	$(59,199)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$45,515	$1,199,904	$668,184	$7,117,399	$1,471,145	$462,306
Gross unrealized depreciation on investment securities	(10,489)	(239,126)	(540,861)	(756,842)	(700,767)	(143,418)
Net unrealized appreciation (depreciation) on investment securities	$35,026	$960,778	$127,323	$6,360,557	$770,378	$318,888
Cost of investment securities	$211,536	$3,947,691	$3,188,858	$17,810,874	$7,846,554	$1,919,756

(*)These deferrals are considered incurred in the subsequent year.

					(dollars in thousands)

	Blue Chip	Global		International	Asset	Global
	Income and	Growth and	Growth-	Growth and	Allocation	Balanced
	Growth Fund	Income Fund	Income Fund	Income Fund	Fund	Fund
As of December 31, 2011:
Undistributed ordinary income	$15,341	$11,232	$75,795	$-	$55,302	$57
Late year ordinary loss deferral(*)	-	-	-	(179)	(44)	-
Undistributed long-term capital gain	-	-	-	-	-	-
Post-October capital loss deferral(*)	(120,720)	(4,662)	-	-	(3,783)	-
Capital loss carryforward:
No expiration	-	-	-	(11,126)	-	(111)
Expiring 2016	(65,884)	(53,624)	-	-	-	-
Expiring 2017	(495,895)	(526,741)	(2,342,484)	-	(603,608)	-
Expiring 2018	-	(297)	(1,026,621)	-	(36,541)	-
	$(561,779)	$(580,662)	$(3,369,105)	$(11,126)	$(640,149)	$(111)

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$852,716	$350,415	$5,579,407	$28,989	$2,060,095	$5,883
Gross unrealized depreciation on investment securities	(146,044)	(156,500)	(1,118,833)	(12,747)	(259,377)	(4,392)
Net unrealized appreciation (depreciation) on investment securities	$706,672	$193,915	$4,460,574	$16,242	$1,800,718	$1,491
Cost of investment securities	$4,000,743	$1,765,801	$18,985,910	$233,817	$10,329,902	$132,168

(*)These deferrals are considered incurred in the subsequent year.

					(dollars in thousands)
	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2011:
Undistributed ordinary income	$44,261	$30,369	$26,343	$290	$59,464	-
Late year ordinary loss deferral(*)	-	-	-	-	-	-
Undistributed long-term capital gain	-	11,244	-	-	59,913	-
Post-October capital loss deferral(*)	-	-	(412)	-	-	-
Capital loss carryforward:
No expiration	-	-	-	-	-	-
Expiring 2016	-	-	(26,506)	-	-	-
Expiring 2017	(96,778)	-	(113,685)	-	-	-
Expiring 2018	-	-	-	-	-	-
	$(96,778)	$-	$(140,191)	$-	$-	$-

As of June 30, 2012:
Gross unrealized appreciation on investment securities	$384,614	$90,894	$87,486	$1,316	$109,093	$12
Gross unrealized depreciation on investment securities	(34,737)	(20,890)	(91,687)	(46)	(224)	(2)
Net unrealized appreciation (depreciation) on investment securities	$349,877	$70,004	$(4,201)	$1,270	$108,869	$10
Cost of investment securities	$10,071,293	$2,429,464	$1,904,036	$136,695	$4,755,320	$554,477

(*)These deferrals are considered incurred in the subsequent year.

7.	Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services – The aggregate fee of $199,045,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Annualized rates for the six months ended June 30, 2012
Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.32
International Fund	.690	.430	.5	21.0	.49
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.59
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services – The series has plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2012, distribution expenses under the plans for the series aggregated $82,111,000 for Class 2 and $459,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

Transfer agent services – The aggregate fee of $2,000 was incurred during the six months ended June 30, 2012, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including recordkeeping, shareholder communications and transaction processing.

Administrative services – The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders. For the six months ended June 30, 2012, the aggregate administrative services fee was $5,302,000.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees' compensation
Global Discovery Fund	$1		$-	*	$1
Global Growth Fund	26		1		27
Global Small Capitalization Fund	18		-	*	18
Growth Fund	133		10		143
International Fund	47		5		52
New World Fund	12		-	*	12
Blue Chip Income and Growth Fund	23		1		24
Global Growth and Income Fund	11		-	*	11
Growth-Income Fund	124		12		136
International Growth and Income Fund	1		-	*	1
Asset Allocation Fund	60		3		63
Global Balanced Fund	1		-	*	1
Bond Fund	50		1		51
Global Bond Fund	12		-	*	12
High-Income Bond Fund	10		1		11
Mortgage Fund	-	*	-	*	-	*
U.S. Government/AAA-Rated Securities Fund	20		1		21
Cash Management Fund	3		1		4

*Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

8.	Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2012:

					(dollars in thousands)

	Global	Global	Global Small
	Discovery	Growth	Capitalization	Growth	International	New World
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities (*)	$29,851	$348,844	$798,600	$2,072,197	$711,338	$404,278
Sales of investment securities (*)	37,628	615,248	561,597	4,546,741	855,183	324,180
Non-U.S taxes paid on dividend income	93	4,797	1,298	4,871	15,945	2,371
Non-U.S taxes paid on interest income	-	-	-	-	-	54
Non-U.S taxes paid (refunded) on realized gains	-	-	268	-	84	(118)
Non-U.S taxes provided on unrealized gains	-	40	-	-	-	572
Dividends from affiliated issuers	-	-	-	322	-	-
Net realized (loss) gain from affiliated issuers	-	-	(7,701)	20,726	-	-

(*)Excludes short-term securities and U.S. government obligations, if any.
(†)Amount less than one thousand.

					(dollars in thousands)

	Blue Chip	Global		International	Asset	Global
	Income and	Growth and	Growth-	Growth and	Allocation	Balanced
	Growth Fund	Income Fund	Income Fund	Income Fund	Fund	Fund

Purchases of investment securities (*)	$806,170	$224,286	$3,022,096	$41,226	$3,438,796	$60,771
Sales of investment securities (*)	886,373	378,130	4,046,301	39,211	3,487,517	35,373
Non-U.S taxes paid on dividend income	428	2,065	4,689	502	2,591	100
Non-U.S taxes paid on interest income	-	-	-	-	-	2
Non-U.S taxes paid (refunded) on realized gains	-	-	-	2	-	-
Non-U.S taxes provided on unrealized gains	-	-	-	-	-	-
Dividends from affiliated issuers	-	329	1,607	-	-	-
Net realized (loss) gain from affiliated issuers	-	-	-	-	-	-

(*)Excludes short-term securities and U.S. government obligations, if any.
(†)Amount less than one thousand.

(dollars in thousands)

U.S.
Government/
	Bond	Global Bond	High-Income		Mortgage	AAA-Rated Securities
	Fund	Fund	Bond Fund		Fund	Fund

Purchases of investment securities (*)	$10,363,483	$1,678,637	$390,190		$247,971	$6,605,792
Sales of investment securities (*)	10,372,660	1,535,460	398,810		213,383	6,642,784
Non-U.S taxes paid on dividend income	-	-	-		-	-
Non-U.S taxes paid on interest income	10	134	-	†	-	-
Non-U.S taxes paid (refunded) on realized gains	-	-	-		-	-
Non-U.S taxes provided on unrealized gains	-	-	-		-	-
Dividends from affiliated issuers	-	-	-		-	-
Net realized (loss) gain from affiliated issuers	-	-	-		-	-

(*)Excludes short-term securities and U.S. government obligations, if any.
(†)Amount less than one thousand.

9.	Ownership concentration

At June 30, 2012, CRMC held aggregate ownership of the outstanding shares of Global Balanced Fund of 22%. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

Financial highlights

		Income (loss) from investment operations(1)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver(2)		Ratio of net income(loss) to average net assets(2)
Global Discovery Fund
Class 1
6/30/12(3)(4)	$11.35	$.05	$1.28	$1.33	$(.01)	$-	$(.01)	$12.67	11.82%	$30	.61	%(5)	.61	%(5)	.83	%(5)
12/31/11	12.28	.07	(.92)	(.85)	(.08)	-	(.08)	11.35	(6.91)	27	.60		.60		.58
12/31/10	11.20	.10	1.07	1.17	(.09)	-	(.09)	12.28	10.43	31	.61		.61		.87
12/31/09	7.45	.05	3.78	3.83	(.08)	-	(.08)	11.20	51.49	31	.61		.61		.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60		.55		1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60		.54		1.25
Class 2
6/30/12(3)(4)	11.30	.04	1.27	1.31	(.01)	-	(.01)	12.60	11.69	218	.86	(5)	.86	(5)	.57	(5)
12/31/11	12.22	.04	(.91)	(.87)	(.05)	-	(.05)	11.30	(7.13)	202	.85		.85		.33
12/31/10	11.15	.07	1.06	1.13	(.06)	-	(.06)	12.22	10.14	217	.86		.86		.62
12/31/09	7.43	.03	3.74	3.77	(.05)	-	(.05)	11.15	50.91	192	.86		.86		.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85		.80		1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85		.79		.98
Global Growth Fund
Class 1
6/30/12(3)(4)	$19.40	$.19	$1.57	$1.76	$(.01)	$-	$(.01)	$21.15	9.08%	$1,358	.56	%(5)	.56	%(5)	1.77	%(5)
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	-	(.34)	19.40	(8.66)	1,277	.55		.55		1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	-	(.34)	21.61	12.04	1,227	.56		.56		1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	-	(.28)	19.61	42.58	1,037	.56		.56		1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55		.50		2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55		.50		2.06
Class 2
6/30/12(3)(4)	19.29	.16	1.56	1.72	- (6)	-	- (6)	21.01	8.93	3,587	.81	(5)	.81	(5)	1.51	(5)
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	-	(.28)	19.29	(8.89)	3,535	.80		.80		1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	-	(.30)	21.48	11.75	4,308	.81		.81		1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	-	(.24)	19.50	42.30	4,100	.82		.82		1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80		.75		2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80		.75		1.84
Global Small Capitalization Fund
Class 1
6/30/12(3)(4)	$17.28	$.05	$1.06	$1.11	$(.23)	$-	$(.23)	$18.16	6.38%	$876	.75	%(5)	.75	%(5)	.52	%(5)
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	-	(.32)	17.28	(18.94)	795	.74		.74		.36
12/31/10	18.00	.13	3.91	4.04	(.37)	-	(.37)	21.67	22.76	818	.75		.75		.69
12/31/09	11.18	.09	6.80	6.89	(.07)	-	(.07)	18.00	61.63	604	.76		.76		.61
12/31/08	27.20	.19	(13.33)	(13.14)	-	(2.88)	(2.88)	11.18	(53.39)	306	.74		.67		1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73		.66		.45
Class 2
6/30/12(3)(4)	17.04	.02	1.05	1.07	(.23)	-	(.23)	17.88	6.25	2,494	1.00	(5)	1.00	(5)	.25	(5)
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	-	(.27)	17.04	(19.14)	2,450	.99		.99		.10
12/31/10	17.74	.08	3.86	3.94	(.33)	-	(.33)	21.35	22.41	3,189	1.00		1.00		.45
12/31/09	11.03	.05	6.70	6.75	(.04)	-	(.04)	17.74	61.30	2,678	1.01		1.01		.36
12/31/08	26.95	.14	(13.18)	(13.04)	-	(2.88)	(2.88)	11.03	(53.52)	1,748	.99		.92		.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98		.91		.20
Growth Fund
Class 1
6/30/12(3)(4)	$52.07	$.22	$4.11	$4.33	$(.17)	$-	$(.17)	$56.23	8.32%	$7,238	.35	%(5)	.35	%(5)	.76	%(5)
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	-	(.48)	52.07	(4.06)	7,426	.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	-	(.48)	54.78	19.01	8,011	.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	-	(.35)	46.45	39.74	6,565	.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
Class 2
6/30/12(3)(4)	51.68	.14	4.08	4.22	(.15)	-	(.15)	55.75	8.19	16,716	.60	(5)	.60	(5)	.51	(5)
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	-	(.34)	51.68	(4.27)	16,701	.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	-	(.35)	54.35	18.68	19,896	.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	-	(.26)	46.10	39.41	18,201	.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
Class 3
6/30/12(3)(4)	52.13	.17	4.11	4.28	(.16)	-	(.16)	56.25	8.20	188	.53	(5)	.53	(5)	.58	(5)
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	-	(.37)	52.13	(4.21)	189	.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	-	(.38)	54.82	18.76	232	.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	-	(.28)	46.49	39.51	230	.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
International Fund
Class 1
6/30/12(3)(4)	$15.21	$.22	$.48	$.70	$(.02)	$-	$(.02)	$15.89	4.57%	$3,433	.54	%(5)	.54	%(5)	2.72	%(5)
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	-	(.35)	15.21	(13.76)	3,314	.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	-	(.39)	18.05	7.52	3,490	.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851	.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
Class 2
6/30/12(3)(4)	15.16	.20	.47	.67	(.01)	-	(.01)	15.82	4.41	5,180	.79	(5)	.79	(5)	2.46	(5)
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	-	(.31)	15.16	(13.96)	5,210	.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	-	(.35)	17.98	7.23	6,615	.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411	.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
Class 3
6/30/12(3)(4)	15.23	.20	.47	.67	(.01)	-	(.01)	15.89	4.40	42	.72	(5)	.72	(5)	2.52	(5)
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	-	(.32)	15.23	(13.85)	43	.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	-	(.36)	18.05	7.26	61	.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68	.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
New World Fund
Class 1
6/30/12(3)(4)	$19.65	$.20	$.75	$.95	$(.02)	$-	$(.02)	$20.58	4.84%	$939	.79	%(5)	.79	%(5)	1.94	%(5)
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	-	(.44)	19.65	(13.75)	826	.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	-	(.38)	23.28	18.20	774	.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	-	(.29)	20.04	49.95	500	.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
Class 2
6/30/12(3)(4)	19.50	.17	.75	.92	(.01)	-	(.01)	20.41	4.73	1,322	1.04	(5)	1.04	(5)	1.65	(5)
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	-	(.38)	19.50	(13.95)	1,350	1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	-	(.33)	23.09	17.87	1,739	1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	-	(.25)	19.89	49.65	1,492	1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
Blue Chip Income and Growth Fund
Class 1
6/30/12(3)(4)	$9.00	$.11	$.67	$.78	$(.04)	$-	$(.04)	$9.74	8.62%	$1,249	.43	%(5)	.43	%(5)	2.31	%(5)
12/31/11	9.25	.19	(.25)	(.06)	(.19)	-	(.19)	9.00	(.63)	992	.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	-	(.17)	9.25	12.61	674	.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	-	(.17)	8.37	28.18	408	.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
Class 2
6/30/12(3)(4)	8.93	.10	.66	.76	(.03)	-	(.03)	9.66	8.53	3,433	.68	(5)	.68	(5)	2.06	(5)
12/31/11	9.18	.17	(.26)	(.09)	(.16)	-	(.16)	8.93	(.90)	3,340	.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	-	(.15)	9.18	12.33	3,677	.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	-	(.15)	8.31	27.97	3,344	.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
Global Growth and Income Fund
Class 1
6/30/12(3)(4)	$9.20	$.13	$.41	$.54	$(.06)	$-	$(.06)	$9.68	5.87%	$166	.62	%(5)	.62	%(5)	2.78	%(5)
12/31/11	9.96	.28	(.75)	(.47)	(.29)	-	(.29)	9.20	(4.68)	161	.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	-	(.26)	9.96	12.02	171	.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	-	(.21)	9.14	40.11	160	.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
Class 2
6/30/12(3)(4)	9.19	.12	.40	.52	(.06)	-	(.06)	9.65	5.61	1,807	.87	(5)	.87	(5)	2.52	(5)
12/31/11	9.94	.25	(.74)	(.49)	(.26)	-	(.26)	9.19	(4.85)	1,839	.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	-	(.24)	9.94	11.78	2,130	.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	-	(.19)	9.12	39.72	1,951	.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
Growth-Income Fund
Class 1
6/30/12(3)(4)	$33.27	$.33	$2.53	$2.86	$(.13)	$-	$(.13)	$36.00	8.58%	$9,895	.29	%(5)	.29	%(5)	1.83	%(5)
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	-	(.63)	33.27	(1.60)	9,496	.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	-	(.56)	34.47	11.72	9,370	.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	-	(.50)	31.37	31.54	8,142	.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
Class 2
6/30/12(3)(4)	33.07	.28	2.52	2.80	(.11)	-	(.11)	35.76	8.47	13,391	.54	(5)	.54	(5)	1.58	(5)
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	-	(.54)	33.07	(1.83)	13,235	.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	-	(.48)	34.25	11.43	16,668	.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	-	(.44)	31.18	31.24	16,220	.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
Class 3
6/30/12(3)(4)	33.30	.29	2.54	2.83	(.11)	-	(.11)	36.02	8.51	171	.47	(5)	.47	(5)	1.65	(5)
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	-	(.56)	33.30	(1.77)	172	.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	-	(.49)	34.49	11.50	209	.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	-	(.45)	31.39	31.30	225	.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
International Growth and Income Fund
Class 1
6/30/12(3)(4)	$13.40	$.28	$.58	$.86	$-	$-	$-	$14.26	6.42%	$56	.74	%(5)	.74	%(5)	3.92	%(5)
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35	.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32	.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28	.74		.74		2.74
12/31/08(7)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/12(3)(4)	13.37	.26	.58	.84	-	-	-	14.21	6.28	214	.99	(5)	.99	(5)	3.64	(5)
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199	.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180	.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99	.99		.99		1.89
12/31/08(7)	10.00	.01	.92	.93	(.01)	-	(.01)	10.92	9.27	4	.11		.11		.05
Asset Allocation Fund
Class 1
6/30/12(3)(4)	$16.17	$.18	$1.12	$1.30	$(.09)	$-	$(.09)	$17.38	8.01%	$6,578	.31	%(5)	.31	%(5)	2.06	%(5)
12/31/11	16.28	.37	(.12)	.25	(.36)	-	(.36)	16.17	1.56	5,932	.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	-	(.34)	16.28	12.75	5,235	.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	-	(.35)	14.75	24.27	4,151	.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
Class 2
6/30/12(3)(4)	16.06	.15	1.11	1.26	(.08)	-	(.08)	17.24	7.90	5,182	.56	(5)	.56	(5)	1.81	(5)
12/31/11	16.17	.33	(.13)	.20	(.31)	-	(.31)	16.06	1.30	5,151	.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	-	(.30)	16.17	12.50	5,689	.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	-	(.31)	14.65	23.98	5,537	.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
Class 3
6/30/12(3)(4)	16.18	.16	1.12	1.28	(.08)	-	(.08)	17.38	7.91	38	.49	(5)	.49	(5)	1.88	(5)
12/31/11	16.29	.34	(.13)	.21	(.32)	-	(.32)	16.18	1.36	38	.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	-	(.31)	16.29	12.62	44	.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	-	(.32)	14.75	23.95	44	.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
Global Balanced Fund
Class 1
6/30/12 (3)(4)	$9.35	$.10	$.34	$.44	$(.01)	$-	$(.01)	$9.78	4.65%	$29	.72	%(5)	.72	%(5)	2.16	%(5)
12/31/11(8)	10.00	.13	(.72)	(.59)	(.06)	-	(.06)	9.35	(5.89)	28	.69	(5)	.69	(5)	1.99	(5)
Class 2
6/30/12 (3)(4)	9.35	.09	.33	.42	(.01)	-	(.01)	9.76	4.44	101	.97	(5)	.97	(5)	1.95	(5)
12/31/11(8)	10.00	.09	(.69)	(.60)	(.05)	-	(.05)	9.35	(5.97)	72	.94	(5)	.94	(5)	1.45	(5)
Bond Fund
Class 1
6/30/12(3)(4)	$10.99	$.13	$.22	$.35	$(.06)	$-	$(.06)	$11.28	3.17%	$3,997	.39	%(5)	.39	%(5)	2.40	%(5)
12/31/11	10.67	.32	.36	.68	(.36)	-	(.36)	10.99	6.41	4,354	.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	-	(.35)	10.67	6.73	4,768	.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	-	(.34)	10.33	12.83	3,775	.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40		.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	-	(.91)	11.14	3.66	436	.41		.37		5.59
Class 2
6/30/12(3)(4)	10.87	.12	.21	.33	(.05)	-	(.05)	11.15	3.06	5,071	.64	(5)	.64	(5)	2.14	(5)
12/31/11	10.56	.29	.35	.64	(.33)	-	(.33)	10.87	6.10	4,984	.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	-	(.33)	10.56	6.44	5,074	.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	-	(.32)	10.23	12.61	4,635	.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65		.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	-	(.87)	11.03	3.33	4,679	.66		.62		5.34
Global Bond Fund
Class 1
6/30/12(3)(4)	$11.96	$.15	$.21	$.36	$(.11)	$(.11)	$(.22)	$12.10	2.99%	$720	.57	%(5)	.57	%(5)	2.49	%(5)
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619	.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	-	(.37)	11.82	5.44	325	.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	-	(.18)	11.57	10.04	162	.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	- (6)	(.54)	10.68	3.60	111	.59		.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	-	(.31)	10.83	9.54	28	.61		.55		4.61
Class 2
6/30/12(3)(4)	11.91	.14	.20	.34	(.10)	(.11)	(.21)	12.04	2.88	1,659	.82	(5)	.82	(5)	2.24	(5)
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639	.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	-	(.35)	11.78	5.23	1,497	.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	-	(.16)	11.53	9.69	1,203	.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	- (6)	(.52)	10.66	3.48	802	.84		.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	-	(.30)	10.81	9.23	279	.86		.80		4.41
High-Income Bond Fund
Class 1
6/30/12(3)(4)	$10.54	$.41	$.24	$.65	$(.15)	$-	$(.15)	$11.04	6.22%	$827	.48	%(5)	.48	%(5)	7.51	%(5)
12/31/11	11.20	.88	(.64)	.24	(.90)	-	(.90)	10.54	2.18	787	.47		.47		7.70
12/31/10	10.49	.91	.68	1.59	(.88)	-	(.88)	11.20	15.38	769	.48		.48		8.15
12/31/09	8.05	.75	2.41	3.16	(.72)	-	(.72)	10.49	39.45	635	.48		.48		7.86
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	-	(.83)	8.05	(23.74)	340	.48		.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	-	(1.48)	11.65	1.62	308	.48		.44		7.41
Class 2
6/30/12(3)(4)	10.42	.39	.25	.64	(.15)	-	(.15)	10.91	6.15	1,090	.73	(5)	.73	(5)	7.26	(5)
12/31/11	11.08	.84	(.63)	.21	(.87)	-	(.87)	10.42	1.92	1,064	.72		.72		7.44
12/31/10	10.39	.87	.68	1.55	(.86)	-	(.86)	11.08	15.07	1,142	.73		.73		7.91
12/31/09	7.99	.71	2.39	3.10	(.70)	-	(.70)	10.39	38.94	1,063	.74		.74		7.62
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	-	(.80)	7.99	(23.84)	780	.73		.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	-	(1.43)	11.55	1.33	996	.73		.69		7.17
Class 3
6/30/12(3)(4)	10.56	.40	.25	.65	(.15)	-	(.15)	11.06	6.18	20	.66	(5)	.66	(5)	7.33	(5)
12/31/11	11.22	.86	(.64)	.22	(.88)	-	(.88)	10.56	1.97	21	.65		.65		7.51
12/31/10	10.51	.89	.68	1.57	(.86)	-	(.86)	11.22	15.14	23	.66		.66		7.98
12/31/09	8.07	.73	2.42	3.15	(.71)	-	(.71)	10.51	39.14	24	.67		.67		7.69
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	-	(.80)	8.07	(23.76)	18	.66		.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	-	(1.43)	11.65	1.40	28	.66		.62		7.21
Mortgage Fund
Class 1
6/30/12 (3)(4)	$10.37	$.01	$.18	$.19	$-	$(.03)	$(.03)	$10.53	1.81%	$78	.45	%(5)	.45	%(5)	.11	%(5)
12/31/11(8)	10.00	- (6)	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55	.42	(5)	.42	(5)	.04	(5)
Class 2
6/30/12 (3)(4)	10.36	(.01)	.19	.18	-	(.03)	(.03)	10.51	1.72	38	.70	(5)	.70	(5)	(.13	)(5)
12/31/11(8)	10.00	(.02)	.48	.46	- (6)	(.10)	(.10)	10.36	4.60	22	.67	(5)	.67	(5)	(.25	)(5)
U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/12(3)(4)	$13.00	$.06	$.14	$.20	$(.04)	$(.37)	$(.41)	$12.79	1.52%	$1,810	.35	%(5)	.35	%(5)	.90	%(5)
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785	.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492	.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999	.41		.41		2.99
12/31/08	11.73	.50	.41	.91	(.35)	-	(.35)	12.29	7.84	496	.43		.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	-	(.92)	11.73	6.83	211	.46		.41		4.83
Class 2
6/30/12(3)(4)	12.89	.04	.14	.18	(.03)	(.37)	(.40)	12.67	1.42	2,020	.60	(5)	.60	(5)	.65	(5)
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002	.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959	.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561	.66		.66		2.79
12/31/08	11.65	.47	.41	.88	(.33)	-	(.33)	12.20	7.63	1,219	.68		.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	-	(.87)	11.65	6.49	597	.71		.66		4.58
Class 3
6/30/12(3)(4)	13.01	.05	.14	.19	(.03)	(.37)	(.40)	12.80	1.49	21	.53	(5)	.53	(5)	.72	(5)
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24	.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26	.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27	.59		.59		2.91
12/31/08	11.74	.48	.41	.89	(.33)	-	(.33)	12.30	7.66	33	.61		.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	-	(.87)	11.74	6.63	29	.64		.59		4.65
Cash Management Fund
Class 1
6/30/12(3)(4)	$11.36	$(.01)	$- (6)	$(.01)	$-	$-	$-	$11.35	(.09)%	$66	.34	%(5)	.34	%(5)	(.24	)%(5)
12/31/11	11.39	(.02)	(.01)	(.03)	-	-	-	11.36	(.26)	75	.33		.33		(.21)
12/31/10	11.40	(.02)	.01	(.01)	-	-	-	11.39	(.09)	83	.33		.33		(.14)
12/31/09	11.44	(.01)	- (6)	(.01)	(.03)	- (6)	(.03)	11.40	(.10)	105	.33		.33		(.08)
12/31/08	11.40	.24	- (6)	.24	(.20)	-	(.20)	11.44	2.15	158	.32		.29		2.07
12/31/07	11.62	.57	- (6)	.57	(.79)	-	(.79)	11.40	4.95	112	.33		.30		4.88
Class 2
6/30/12(3)(4)	11.22	(.03)	.01	(.02)	-	-	-	11.20	(.18)	472	.59	(5)	.59	(5)	(.49	)(5)
12/31/11	11.28	(.05)	(.01)	(.06)	-	-	-	11.22	(.53)	530	.58		.58		(.47)
12/31/10	11.32	(.04)	- (6)	(.04)	-	-	-	11.28	(.35)	522	.58		.58		(.39)
12/31/09	11.38	(.04)	- (6)	(.04)	(.02)	- (6)	(.02)	11.32	(.33)	664	.58		.58		(.33)
12/31/08	11.35	.20	.02	.22	(.19)	-	(.19)	11.38	1.90	1,023	.57		.54		1.73
12/31/07	11.56	.54	- (6)	.54	(.75)	-	(.75)	11.35	4.73	452	.58		.55		4.61
Class 3
6/30/12(3)(4)	11.30	(.02)	- (6)	(.02)	-	-	-	11.28	(.18)	13	.52	(5)	.52	(5)	(.42	)(5)
12/31/11	11.34	(.04)	- (6)	(.04)	-	-	-	11.30	(.35)	12	.51		.51		(.40)
12/31/10	11.38	(.04)	- (6)	(.04)	-	-	-	11.34	(.35)	13	.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)	(.04)	(.02)	- (6)	(.02)	11.38	(.31)	17	.51		.51		(.27)
12/31/08	11.40	.22	.01	.23	(.19)	-	(.19)	11.44	1.99	25	.50		.47		1.91
12/31/07	11.60	.55	- (6)	.55	(.75)	-	(.75)	11.40	4.83	20	.51		.48		4.70

		Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2012(3)(4)	2011		2010	2009	2008		2007
Global Discovery Fund	14%	45%		61%	60%	46%		50%
Global Growth Fund	7	28		28	43	38		38
Global Small Capitalization Fund	22	44		47	55	47		49
Growth Fund	9	19		28	37	26		40
International Fund	9	24		25	46	52		41
New World Fund	15	22		18	25	32		34
Blue Chip Income and Growth Fund	19	27		22	22	24		27
Global Growth and Income Fund	12	25		30	47	36		36
Growth-Income Fund	14	22		22	24	31		24
International Growth and Income Fund	17	48		31	21	-	(7)	-
Asset Allocation Fund	31	43		46	41	36		29
Global Balanced Fund	35	34	(8)	-	-	-		-
Bond Fund	134	163		187	125	63		57
Global Bond Fund	82	101		106	86	118		85
High-Income Bond Fund	22	51		54	47	29		32
Mortgage Fund	265	480	(8)	-	-	-		-
U.S. Government/AAA-Rated Securities Fund	207	234		208	100	108		91
Cash Management Fund	-	-		-	-	-		-

(1)Based on average shares outstanding.
(2)This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(3)Based on operations for the period shown and, accordingly, is not representative of a full year.
(4)Unaudited.
(5)Annualized.
(6)Amount less than $.01.
(7)From November 18, 2008, commencement of operations.
(8)From May 2, 2011, commencement of operations.

See Notes to Financial Statements

Expense example
         unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Global Discovery Fund
Class 1 -- actual return	$1,000.00	$1,118.16	$3.21	.61%
Class 1 -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 -- actual return	1,000.00	1,116.91	4.53	.86
Class 2 -- assumed 5% return	1,000.00	1,020.59	4.32	.86
Global Growth Fund
Class 1 -- actual return	$1,000.00	$1,090.81	$2.91	.56%
Class 1 -- assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 2 -- actual return	1,000.00	1,089.31	4.21	.81
Class 2 -- assumed 5% return	1,000.00	1,020.84	4.07	.81
Global Small Capitalization Fund
Class 1 -- actual return	$1,000.00	$1,063.79	$3.85	.75%
Class 1 -- assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 2 -- actual return	1,000.00	1,062.48	5.13	1.00
Class 2 -- assumed 5% return	1,000.00	1,019.89	5.02	1.00
Growth Fund
Class 1 -- actual return	$1,000.00	$1,083.21	$1.81	.35%
Class 1 -- assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 -- actual return	1,000.00	1,081.86	3.11	.60
Class 2 -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 -- actual return	1,000.00	1,082.03	2.74	.53
Class 3 -- assumed 5% return	1,000.00	1,022.23	2.66	.53
International Fund
Class 1 -- actual return	$1,000.00	$1,045.71	$2.75	.54%
Class 1 -- assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 -- actual return	1,000.00	1,044.07	4.01	.79
Class 2 -- assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 3 -- actual return	1,000.00	1,044.00	3.66	.72
Class 3 -- assumed 5% return	1,000.00	1,021.28	3.62	.72
New World Fund
Class 1 -- actual return	$1,000.00	$1,048.41	$4.02	.79%
Class 1 -- assumed 5% return	1,000.00	1,020.93	3.97	.79
Class 2 -- actual return	1,000.00	1,047.28	5.29	1.04
Class 2 -- assumed 5% return	1,000.00	1,019.69	5.22	1.04
Blue Chip Income and Growth Fund
Class 1 -- actual return	$1,000.00	$1,086.22	$2.23	.43%
Class 1 -- assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 2 -- actual return	1,000.00	1,085.33	3.53	.68
Class 2 -- assumed 5% return	1,000.00	1,021.48	3.42	.68
Global Growth and Income Fund
Class 1 -- actual return	$1,000.00	$1,058.65	$3.17	.62%
Class 1 -- assumed 5% return	1,000.00	1,021.78	3.12	.62
Class 2 -- actual return	1,000.00	1,056.10	4.45	.87
Class 2 -- assumed 5% return	1,000.00	1,020.54	4.37	.87
Growth-Income Fund
Class 1 -- actual return	$1,000.00	$1,085.83	$1.50	.29%
Class 1 -- assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 2 -- actual return	1,000.00	1,084.67	2.80	.54
Class 2 -- assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 -- actual return	1,000.00	1,085.10	2.44	.47
Class 3 -- assumed 5% return	1,000.00	1,022.53	2.36	.47
International Growth and Income Fund
Class 1 -- actual return	$1,000.00	$1,064.18	$3.80	.74%
Class 1 -- assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 2 -- actual return	1,000.00	1,062.82	5.08	.99
Class 2 -- assumed 5% return	1,000.00	1,019.94	4.97	.99
Asset Allocation Fund
Class 1 -- actual return	$1,000.00	$1,080.11	$1.60	.31%
Class 1 -- assumed 5% return	1,000.00	1,023.32	1.56	.31
Class 2 -- actual return	1,000.00	1,078.99	2.89	.56
Class 2 -- assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 3 -- actual return	1,000.00	1,079.14	2.53	.49
Class 3 -- assumed 5% return	1,000.00	1,022.43	2.46	.49
Global Balanced Fund
Class 1 -- actual return	$1,000.00	$1,046.53	$3.66	.72%
Class 1 -- assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 2 -- actual return	1,000.00	1,044.39	4.93	.97
Class 2 -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Bond Fund
Class 1 -- actual return	$1,000.00	$1,031.68	$1.97	.39%
Class 1 -- assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 2 -- actual return	1,000.00	1,030.64	3.23	.64
Class 2 -- assumed 5% return	1,000.00	1,021.68	3.22	.64
Global Bond Fund
Class 1 -- actual return	$1,000.00	$1,029.93	$2.88	.57%
Class 1 -- assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 2 -- actual return	1,000.00	1,028.79	4.14	.82
Class 2 -- assumed 5% return	1,000.00	1,020.79	4.12	.82
High-Income Bond Fund
Class 1 -- actual return	$1,000.00	$1,062.17	$2.46	.48%
Class 1 -- assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 2 -- actual return	1,000.00	1,061.53	3.74	.73
Class 2 -- assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 3 -- actual return	1,000.00	1,061.76	3.38	.66
Class 3 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Mortgage Fund
Class 1 -- actual return	$1,000.00	$1,018.14	$2.26	.45%
Class 1 -- assumed 5% return	1,000.00	1,022.63	2.26	.45
Class 2 -- actual return	1,000.00	1,017.18	3.51	.70
Class 2 -- assumed 5% return	1,000.00	1,021.38	3.52	.70
U.S. Government/AAA-Rated Securities Fund
Class 1 -- actual return	$1,000.00	$1,015.23	$1.75	.35%
Class 1 -- assumed 5% return	1,000.00	1,023.12	1.76	.35
Class 2 -- actual return	1,000.00	1,014.23	3.00	.60
Class 2 -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 3 -- actual return	1,000.00	1,014.94	2.66	.53
Class 3 -- assumed 5% return	1,000.00	1,022.23	2.66	.53
Cash Management Fund
Class 1 -- actual return	$1,000.00	$999.12	$1.69	.34%
Class 1 -- assumed 5% return	1,000.00	1,023.17	1.71	.34
Class 2 -- actual return	1,000.00	998.22	2.93	.59
Class 2 -- assumed 5% return	1,000.00	1,021.93	2.97	.59
Class 3 -- actual return	1,000.00	998.23	2.58	.52
Class 3 -- assumed 5% return	1,000.00	1,022.28	2.61	.52

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

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Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2012, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2012, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,¹ reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our AFIS equity funds have beaten their comparable Lipper indexes or averages in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 63% of 10-year periods and 73% of 20-year periods.² AFIS fund management fees have been among the lowest in the industry.³

1As of May 2012.

2Based on Class 2 share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the inception of the comparable Lipper indexes or averages. The comparable Lipper indexes and averages are: Multi-Cap Growth Funds Index (Global Discovery Fund), Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Corporate Debt A-Rated Bond Funds Average (Bond Fund), High Current Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. INGESR-995-0812P   Litho in USA RCG/RRD/6311-S33189

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®
Global Discovery FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 82.06%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.68%
Apple Inc.1	8,700	$5,081
Google Inc., Class A1	8,000	4,641
ASML Holding NV2	86,000	4,382
Samsung Electronics Co. Ltd.2	3,500	3,711
Baidu, Inc., Class A (ADR)1	30,000	3,449
Broadcom Corp., Class A	100,000	3,380
Tencent Holdings Ltd.2	110,000	3,248
Mail.ru Group Ltd. (GDR)1,2	90,000	3,065
Gemalto NV2	40,000	2,877
Adobe Systems Inc.1	70,000	2,266
Logitech International SA1	210,000	2,241
eBay Inc.1	45,000	1,890
Autodesk, Inc.1	50,000	1,750
AAC Technologies Holdings Inc.2	600,000	1,737
NetEase, Inc. (ADR)1	29,400	1,730
Trimble Navigation Ltd.1	35,000	1,610
SINA Corp.1	30,000	1,554
Yahoo! Inc.1	95,000	1,504
Avid Technology, Inc.1	85,000	632
Nokia Corp.2	250,000	515
		51,263

CONSUMER DISCRETIONARY — 17.64%
Comcast Corp., Class A, special nonvoting shares	150,000	4,710
Comcast Corp., Class A	35,000	1,119
Amazon.com, Inc.1	20,000	4,567
Paddy Power PLC2	55,000	3,591
Liberty Media Corp., Class A1	40,000	3,516
Groupon, Inc., Class A1,3	316,556	3,365
Lions Gate Entertainment Corp.1	225,000	3,317
Daily Mail and General Trust PLC, Class A, nonvoting2	500,000	3,316
Las Vegas Sands Corp.	60,000	2,609
Sky Deutschland AG1,2	585,000	2,124
Texas Roadhouse, Inc.	115,000	2,120
John Wiley & Sons, Inc., Class A	40,000	1,960
Time Warner Inc.	50,000	1,925
Garmin Ltd.	45,000	1,723
Reed Elsevier PLC2	195,000	1,564
Tractor Supply Co.	15,000	1,246
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	945
		43,717

HEALTH CARE — 12.51%
Edwards Lifesciences Corp.1	45,000	4,649
Alexion Pharmaceuticals, Inc.1	35,000	3,476
Forest Laboratories, Inc.1	95,200	3,331
Allergan, Inc.	35,000	3,240
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	2,840
Illumina, Inc.1	60,000	2,423
Orthofix International NV1	45,000	1,856
Hologic, Inc.1	100,000	1,804
NuVasive, Inc.1	62,000	1,572
Medtronic, Inc.	40,000	1,549
Integra LifeSciences Holdings Corp.1	32,000	1,190
Biogen Idec Inc.1	8,100	1,169
UCB SA2	19,654	992
Richter Gedeon Nyrt2	5,500	907
		30,998

FINANCIALS — 11.51%
Sampo Oyj, Class A2	125,000	3,249
AIA Group Ltd.2	750,000	2,586
State Street Corp.	50,000	2,232
Longfor Properties Co. Ltd.2	1,400,000	2,199
Marsh & McLennan Companies, Inc.	60,000	1,934
Aberdeen Asset Management PLC2	470,000	1,914
Fifth Third Bancorp	130,000	1,742
Principal Financial Group, Inc.	65,000	1,705
Assured Guaranty Ltd.	120,000	1,692
Banco Santander, SA2	241,658	1,614
Deutsche Bank AG2	43,200	1,570
Zions Bancorporation	80,000	1,554
IndusInd Bank Ltd.1,2	250,000	1,523
HDFC Bank Ltd.2	127,500	1,294
First American Financial Corp.	45,055	764
UBS AG2	42,538	497
Kotak Mahindra Bank Ltd.2	42,725	457
		28,526

INDUSTRIALS — 5.83%
Ryanair Holdings PLC (ADR)1	131,400	3,995
AirAsia Bhd.2	2,600,000	2,941
JG Summit Holdings, Inc.2	3,000,000	2,494
Verisk Analytics, Inc., Class A1	40,000	1,970
Serco Group PLC2	205,000	1,724
Capita PLC2	130,000	1,337
		14,461

UTILITIES — 4.41%
ENN Energy Holdings Ltd.2	2,610,000	9,178
SSE PLC2	80,000	1,744
		10,922

TELECOMMUNICATION SERVICES — 2.99%
Crown Castle International Corp.1	80,000	4,693
MTN Group Ltd.2	90,000	1,556
Millicom International Cellular SA (SDR)2	12,200	1,151
		7,400

MATERIALS — 1.28%
Monsanto Co.	25,000	2,070
Ube Industries, Ltd.2	475,000	1,102
		3,172

ENERGY — 0.58%
Schlumberger Ltd.	22,000	1,428

MISCELLANEOUS — 4.63%
Other common stocks in initial period of acquisition		11,480

Total common stocks (cost: $168,279,000)		203,367

	Principal amount
Short-term securities — 17.43%	(000)

Freddie Mac 0.07%–0.12% due 7/17/2012	$8,100	8,100
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	5,600	5,600
Federal Home Loan Bank 0.09% due 8/10/2012	5,200	5,199
Pfizer Inc 0.10% due 7/11/20124	4,500	4,500
Tennessee Valley Authority 0.08% due 8/9/2012	4,400	4,399
Regents of the University of California 0.17% due 8/7/2012	4,000	3,999
Variable Funding Capital Company LLC 0.25% due 7/2/20124	3,700	3,700
Texas Instruments Inc. 0.13% due 7/31/20124	3,100	3,100
Paccar Financial Corp. 0.16% due 8/16/2012	2,600	2,599
Abbott Laboratories 0.15% due 9/4/20124	2,000	1,999

Total short-term securities (cost: $43,196,000)		43,195

Total investment securities (cost: $211,475,000)		246,562
Other assets less liabilities		1,266

Net assets		$247,828

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $77,617,000, which represented 31.32% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,299,000, which represented 5.37% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

June 30, 2012
unaudited

Common stocks — 93.53%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.03%
Virgin Media Inc.	5,660,000	$138,047
Amazon.com, Inc.1	429,000	97,962
Honda Motor Co., Ltd.2	1,753,800	61,093
Toyota Motor Corp.2	1,492,500	60,156
Home Depot, Inc.	1,050,000	55,640
Burberry Group PLC2	2,135,000	44,534
priceline.com Inc.1	64,500	42,862
Naspers Ltd., Class N2	737,500	39,439
Kia Motors Corp.2	487,000	32,077
Hyundai Mobis Co., Ltd.2	130,500	31,591
adidas AG2	422,000	30,267
H & M Hennes & Mauritz AB, Class B2	752,000	27,037
Mr Price Group Ltd.2	1,782,000	24,414
NIKE, Inc., Class B	260,000	22,823
Nikon Corp.2	650,000	19,747
DIRECTV, Class A1	400,000	19,528
Dongfeng Motor Group Co., Ltd., Class H2	11,428,000	17,815
Harman International Industries, Inc.	440,000	17,424
Industria de Diseño Textil, SA2	166,700	17,242
CarMax, Inc.1	610,000	15,823
Arcos Dorados Holdings Inc., Class A	1,069,200	15,803
Las Vegas Sands Corp.	345,000	15,004
Johnson Controls, Inc.	520,000	14,409
Daimler AG2	296,000	13,312
Suzuki Motor Corp.2	600,000	12,299
Time Warner Inc.	100,000	3,850
Multi Screen Media Private Ltd.1,2,3	16,148	1,335
		891,533

INFORMATION TECHNOLOGY — 14.09%
Apple Inc.1	180,000	105,120
Oracle Corp.	2,415,000	71,725
Taiwan Semiconductor Manufacturing Co. Ltd.2	12,800,000	35,035
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)1	1,500,000	20,940
Yahoo! Inc.1	3,330,200	52,717
ASML Holding NV (New York registered)	840,489	43,218
ASML Holding NV2	111,111	5,662
Samsung Electronics Co. Ltd.2	44,445	47,122
Texas Instruments Inc.	1,630,000	46,765
ASM Pacific Technology Ltd.2	3,650,000	46,545
Microsoft Corp.	1,340,000	40,991
TE Connectivity Ltd.	1,266,250	40,406
Nintendo Co., Ltd.2	286,000	33,372
Google Inc., Class A1	40,000	23,203
KLA-Tencor Corp.	412,921	20,336
Altera Corp.	550,000	18,612
Avago Technologies Ltd.	375,000	13,462
Amphenol Corp.	200,000	10,984
TDK Corp.2	270,000	10,959
Infineon Technologies AG2	1,425,000	9,662
		696,836

FINANCIALS — 13.75%
Moody’s Corp.	2,529,900	92,468
Industrial and Commercial Bank of China Ltd., Class H2	89,091,750	49,818
AIA Group Ltd.2	13,454,200	46,389
AXA SA2	3,186,463	42,648
Prudential PLC2	3,313,747	38,394
Agricultural Bank of China, Class H2	79,992,000	32,296
China Life Insurance Co. Ltd., Class H2	11,240,000	29,515
Bank of Nova Scotia	538,000	27,870
Housing Development Finance Corp. Ltd.2	2,350,000	27,654
Goldman Sachs Group, Inc.	275,000	26,361
Sumitomo Mitsui Financial Group, Inc.2	733,000	24,181
ICICI Bank Ltd.2	1,325,000	21,550
East West Bancorp, Inc.	882,174	20,696
Sanlam Ltd.2	4,680,000	20,530
CIMB Group Holdings Bhd.2	7,500,000	17,948
HSBC Holdings PLC (United Kingdom)2	1,995,228	17,593
Berkshire Hathaway Inc., Class A1	140	17,492
Wells Fargo & Co.	500,000	16,720
Citigroup Inc.	600,000	16,446
JPMorgan Chase & Co.	455,000	16,257
QBE Insurance Group Ltd.2	1,095,000	15,097
ACE Ltd.	190,000	14,085
Allianz SE2	136,500	13,726
Bank of America Corp.	1,600,000	13,088
BDO Unibank, Inc.2	7,553,333	11,423
BNP Paribas SA2	152,078	5,871
Chongqing Rural Commercial Bank Co., Ltd., Class H2	9,500,000	3,860
		679,976

HEALTH CARE — 12.78%
Novo Nordisk A/S, Class B2	815,700	118,008
Gilead Sciences, Inc.1	1,255,000	64,356
UnitedHealth Group Inc.	1,010,000	59,085
Vertex Pharmaceuticals Inc.1	775,000	43,338
Merck & Co., Inc.	970,000	40,498
Edwards Lifesciences Corp.1	330,000	34,089
Novartis AG2	580,000	32,352
Sonic Healthcare Ltd.2	2,260,000	29,473
Bristol-Myers Squibb Co.	750,000	26,962
UCB SA2	515,020	25,989
Bayer AG2	349,300	25,188
Celgene Corp.1	360,000	23,098
Baxter International Inc.	390,000	20,729
Hospira, Inc.1	560,000	19,589
Grifols, SA, Class B (ADR)1	1,650,000	15,840
Roche Holding AG2	90,000	15,536
Intuitive Surgical, Inc.1	27,000	14,952
Mindray Medical International Ltd., Class A (ADR)	435,000	13,176
Regeneron Pharmaceuticals, Inc.1	87,000	9,937
		632,195

CONSUMER STAPLES — 10.77%
Anheuser-Busch InBev NV2	1,117,025	86,841
Nestlé SA2	1,285,000	76,652
Unilever NV, depository receipts2	2,200,000	73,635
Pernod Ricard SA2	575,439	61,558
Shoprite Holdings Ltd.2	3,055,000	56,447
Procter & Gamble Co.	450,000	27,563
Coca-Cola Co.	330,000	25,803
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	21,312
SABMiller PLC2	500,000	20,084
PepsiCo, Inc.	245,000	17,312
Kimberly-Clark de México, SAB de CV, Class A	6,900,000	13,557
Woolworths Ltd.2	475,483	13,078
Avon Products, Inc.	695,800	11,279
Danone SA2	150,430	9,339
British American Tobacco PLC2	155,500	7,915
Japan Tobacco Inc.2	168,000	4,978
Coca-Cola Hellenic Bottling Co. SA1,2	180,000	3,193
Wilmar International Ltd.2	637,000	1,831
		532,377

INDUSTRIALS — 7.29%
United Technologies Corp.	622,000	46,980
KBR, Inc.	1,623,000	40,104
Geberit AG2	200,000	39,451
Union Pacific Corp.	237,000	28,276
Ingersoll-Rand PLC	570,000	24,043
Boeing Co.	300,000	22,290
IDEX Corp.	550,000	21,439
Michael Page International PLC2	3,026,000	17,834
Komatsu Ltd.2	666,700	15,979
Qantas Airways Ltd.1,2	14,000,000	15,517
Vallourec SA2	360,000	14,775
Masco Corp.	1,000,000	13,870
Marubeni Corp.2	2,000,000	13,311
Eaton Corp.	250,000	9,908
Ryanair Holdings PLC (ADR)1	313,100	9,518
Intertek Group PLC2	205,000	8,616
Siemens AG2	96,157	8,083
Schneider Electric SA2	130,000	7,243
Kubota Corp.2	340,000	3,138
		360,375

ENERGY — 7.28%
Royal Dutch Shell PLC, Class B (ADR)	533,643	37,318
Royal Dutch Shell PLC, Class B2	574,666	20,056
Oil Search Ltd.2	6,973,952	47,585
Transocean Ltd.	925,000	41,375
INPEX CORP.2	6,670	37,394
Chevron Corp.	340,000	35,870
TOTAL SA2	745,000	33,621
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,000,000	18,770
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	6,893
Canadian Natural Resources, Ltd.	611,400	16,400
Technip SA2	143,000	14,923
Tourmaline Oil Corp.1	500,000	13,201
Imperial Oil Ltd.	257,928	10,790
Schlumberger Ltd.	150,000	9,737
Helmerich & Payne, Inc.	200,000	8,696
Cairn India Ltd.1,2	1,335,000	7,406
		360,035

MATERIALS — 4.54%
Dow Chemical Co.	1,535,000	48,352
Steel Dynamics, Inc.	3,112,332	36,570
Sigma-Aldrich Corp.	485,000	35,856
Northam Platinum Ltd.2	6,675,000	19,112
Akzo Nobel NV2	338,100	15,904
Newmont Mining Corp.	300,000	14,553
Rio Tinto PLC2	300,000	14,328
FMC Corp.	252,000	13,477
Holcim Ltd2	177,272	9,821
Glencore International PLC2	1,746,653	8,115
Alcoa Inc.	500,000	4,375
First Quantum Minerals Ltd.	225,000	3,978
		224,441

TELECOMMUNICATION SERVICES — 3.87%
América Móvil, SAB de CV, Series L (ADR)	3,036,000	79,118
América Móvil, SAB de CV, Series L	15,944,300	20,785
SOFTBANK CORP.2	1,510,000	56,141
TalkTalk Telecom Group PLC2	5,625,000	16,791
Koninklijke KPN NV2	728,000	6,971
NII Holdings, Inc., Class B1	600,000	6,138
China Telecom Corp. Ltd., Class H2	12,550,000	5,505
		191,449

UTILITIES — 0.92%
GDF SUEZ2	897,164	21,405
CLP Holdings Ltd.2	1,600,000	13,609
National Grid PLC2	1,000,000	10,585
		45,599

MISCELLANEOUS — 0.21%
Other common stocks in initial period of acquisition		10,501

Total common stocks (cost: $3,657,956,000)		4,625,317

	Principal amount
Short-term securities — 5.72%	(000)

Freddie Mac 0.05%–0.11% due 7/10–11/1/2012	$89,500	89,484
Federal Home Loan Bank 0.105%–0.12% due 7/6–8/31/2012	38,600	38,597
Straight-A Funding LLC 0.18% due 8/6–9/18/20124	29,400	29,392
American Honda Finance Corp. 0.15% due 8/16/2012	27,100	27,091
Unilever Capital Corp. 0.15% due 8/23/20124	25,000	24,994
PepsiCo Inc. 0.11% due 7/16/20124	20,000	19,999
Victory Receivables Corp. 0.20% due 7/20/20124	17,000	16,998
BASF AG 0.17% due 7/2/20124	11,200	11,200
Abbott Laboratories 0.14% due 8/28/20124	10,500	10,498
Fannie Mae 0.08% due 9/4/2012	9,700	9,699
Bank of Nova Scotia 0.08% due 7/2/2012	5,200	5,200

Total short-term securities (cost: $283,154,000)		283,152

Total investment securities (cost: $3,941,110,000)		$4,908,469
Other assets less liabilities		36,893

Net assets		$4,945,362

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,215,025,000, which represented 44.79% of the net assets of the fund. This amount includes $2,213,690,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,081,000, which represented 2.29% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 88.12%	Shares	Value (000)

CONSUMER DISCRETIONARY — 20.15%
Galaxy Entertainment Group Ltd.1,2	27,238,000	$68,417
Lions Gate Entertainment Corp.1	3,925,000	57,854
Melco Crown Entertainment Ltd. (ADR)1	3,277,763	37,760
Penske Automotive Group, Inc.	1,205,000	25,594
John Wiley & Sons, Inc., Class A	499,296	24,461
Paddy Power PLC2	372,500	24,322
Delticom AG2	366,500	24,096
Liberty Media Corp., Class A1	264,387	23,242
Hankook Tire Co., Ltd.2	514,700	20,454
Minth Group Ltd.2	16,792,000	18,224
Bloomberry Resorts Corp.1,2	75,195,000	17,069
Golden Eagle Retail Group Ltd.2	7,845,000	16,093
Minor International PCL2	28,468,000	12,611
zooplus AG, non-registered shares1,2,3	357,716	11,684
REXLot Holdings Ltd.2	162,500,000	11,648
Gourmet Master Co., Ltd.2	1,662,465	11,591
Mando Corp.2	76,100	11,335
Wendy’s Co.	2,320,000	10,950
Mood Media Corp.1,4	2,125,000	6,178
Mood Media Corp. (CDI) (GBP denominated)1,2,4	1,335,000	3,881
Mood Media Corp.1	284,000	826
CTC Media, Inc.	1,285,372	10,360
Siam Global House PCL2	28,426,300	9,778
Parkson Retail Group Ltd.2	10,635,500	9,519
Betfair Group PLC2	805,000	9,437
Chow Sang Sang Holdings International Ltd.2	4,743,000	9,253
Group 1 Automotive, Inc.	200,000	9,122
Stella International Holdings Ltd.2	3,430,000	8,511
Hyundai Home Shopping Co., Ltd.2	86,700	8,485
Major Cineplex Group PCL2	14,500,000	7,992
Café de Coral Holdings Ltd.2	2,906,000	7,768
Cheil Worldwide Inc.2	473,500	7,559
Rightmove PLC2	293,665	7,331
Phorm, Inc.1,2,3,4	4,646,000	6,731
Phorm, Inc.1,2,3	250,000	401
LeapFrog Enterprises, Inc., Class A1	675,820	6,934
Parkson Retail Asia Ltd.1,2	6,212,000	6,865
Toll Corp.1	225,000	6,689
Weight Watchers International, Inc.	125,000	6,445
Zhongsheng Group Holdings Ltd.2	5,210,000	6,340
Brunswick Corp.	284,500	6,322
CDON Group AB1,2	1,062,113	6,321
Hongkong and Shanghai Hotels, Ltd.2	4,554,014	6,075
Churchill Downs Inc.	100,000	5,879
Inchcape PLC2	1,121,000	5,815
Francesca’s Holdings Corp.1	198,557	5,363
P.F. Chang’s China Bistro, Inc.	100,000	5,147
Ekornes ASA2	293,100	4,204
Intercontinental Hotels Group PLC2	173,562	4,195
Warnaco Group, Inc.1	90,000	3,832
CFAO2	80,000	3,791
Daily Mail and General Trust PLC, Class A, nonvoting2	485,000	3,216
Entertainment One Ltd.1,2	1,238,000	3,016
Fourlis1,2	2,241,820	2,937
Sportingbet PLC2	6,000,000	2,879
POLYTEC Holding AG, non-registered shares2	364,350	2,790
Boyd Gaming Corp.1	385,000	2,772
Halfords Group PLC2	700,000	2,522
HT Media Ltd.2	1,417,000	2,455
Mothercare PLC2	750,000	2,331
CJ Home Shopping Co., Ltd.2	13,700	2,170
Home Inns & Hotels Management Inc. (ADR)1	95,000	2,153
American Axle & Manufacturing Holdings, Inc.1	202,000	2,119
OfficeMax Inc.1	400,000	2,024
T4F Entretenimento SA, ordinary nominative	137,500	1,140
China Zenix Auto International Ltd. (ADR)	428,500	1,041
Balkrishna Industries Ltd.2	179,010	816
Modern Times Group MTG AB, Class B2	17,000	789
Mandarin Oriental International Ltd.2	380,000	490
Media Prima Bhd.2	628,400	436
Ten Alps PLC1,2	2,600,000	122
Five Star Travel Corp.1,2,5	219,739	60
CEC Unet PLC1,2	14,911,148	—
		679,032

INDUSTRIALS — 12.53%
International Container Terminal Services, Inc.2	34,610,000	60,643
Intertek Group PLC2	1,220,000	51,274
Polypore International, Inc.1	555,000	22,416
Moog Inc., Class A1	512,100	21,175
Cebu Air, Inc.1,2	11,450,000	18,742
Blount International, Inc.1	1,125,000	16,481
Johnson Electric Holdings Ltd.2	26,645,000	16,238
AirAsia Bhd.2	13,578,000	15,361
Goodpack Ltd.2	10,490,000	14,387
JVM Co., Ltd.1,2,3	411,500	14,272
Herman Miller, Inc.	720,000	13,334
Standard Parking Corp.1	430,200	9,258
Frigoglass SAIC2	1,548,091	8,330
PT AKR Corporindo Tbk2	21,149,500	7,883
Asia Aviation PCL, nonvoting depository receipt1,2	73,500,000	7,868
Prysmian SpA2	525,000	7,853
ITT Corp.	384,700	6,771
Alliance Global Group, Inc.2	23,370,000	6,467
Northgate PLC1,2	1,838,270	5,988
BELIMO Holding AG2	3,450	5,983
Lonrho PLC1,2	49,607,000	5,235
Dynasty Ceramic PCL2	3,155,000	5,117
NORMA Group AG, non-registered shares2	204,500	4,492
S1 Corp.2	88,000	4,425
Pipavav Defence and Offshore Engineering Co. Ltd.1,2	2,788,000	4,202
Proto Labs, Inc.1	139,830	4,021
Corrections Corporation of America	131,900	3,884
ITE Group PLC2	1,280,000	3,883
Carborundum Universal Ltd.2	1,350,000	3,696
Hays PLC2	3,180,000	3,675
Pfeiffer Vacuum Technology AG, non-registered shares2	32,000	3,257
Geberit AG2	16,500	3,255
Haitian International Holdings Ltd.2	3,040,000	3,020
Houston Wire & Cable Co.	267,600	2,925
Waste Connections, Inc.	95,600	2,860
Landstar System, Inc.	55,000	2,845
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	205,400	2,823
MISUMI Group Inc.2	119,800	2,822
Uponor Oyj2	303,000	2,720
SATS Ltd.2	1,250,000	2,653
Beacon Roofing Supply, Inc.1	95,000	2,396
American Science and Engineering, Inc.	41,400	2,337
Leoch International Technology Ltd.2	12,455,000	2,219
Praj Industries Ltd.2	2,050,000	2,170
Douglas Dynamics, Inc.	125,000	1,781
TD Power Systems Ltd.1,2	312,073	1,651
Amtek Engineering Ltd.2	2,609,000	1,295
Meyer Burger Technology AG1,2	83,000	1,289
Boer Power Holdings Ltd.2	3,194,000	1,077
Pursuit Dynamics PLC1,2,3	5,352,637	1,007
China Automation Group Ltd.2	2,692,000	644
Ellaktor SA2	423,457	590
Heidelberger Druckmaschinen AG, non-registered shares1,2	348,666	486
Amara Raja Batteries Ltd.2	67,856	367
Watsco, Inc.	4,100	303
Aker Philadelphia Shipyard ASA1,2	110,800	74
		422,220

HEALTH CARE — 11.33%
BioMarin Pharmaceutical Inc.1	869,800	34,427
athenahealth, Inc.1	383,698	30,377
Illumina, Inc.1	706,400	28,531
NuVasive, Inc.1	1,070,400	27,145
Synageva BioPharma Corp.1	560,457	22,732
Volcano Corp.1	786,767	22,541
Fleury SA, ordinary nominative	1,419,900	18,027
Orthofix International NV1	386,600	15,947
ABIOMED, Inc.1	687,175	15,681
Hikma Pharmaceuticals PLC2	1,491,000	15,255
VCA Antech, Inc.1	665,000	14,617
Hill-Rom Holdings, Inc.	428,771	13,228
Luminex Corp.1	471,500	11,547
JSC Pharmstandard (GDR)1,2	606,865	8,658
CFR Pharmaceuticals SA	38,181,624	8,578
Cadence Pharmaceuticals, Inc.1	2,244,800	8,014
GN Store Nord AS2	657,000	7,951
Apollo Hospitals Enterprise Ltd.2	635,000	7,064
Endo Health Solutions Inc.1	226,658	7,022
Integra LifeSciences Holdings Corp.1	182,690	6,792
Exelixis, Inc.1	1,175,000	6,498
Mauna Kea Technologies SA1,2	527,400	6,180
Emergent BioSolutions Inc.1	400,000	6,060
Myriad Genetics, Inc.1	251,400	5,976
ArthroCare Corp.1	171,100	5,010
AMERIGROUP Corp.1	64,700	4,264
Merck Ltd.1,2	370,857	3,819
Fisher & Paykel Healthcare Corp. Ltd.2	2,115,000	3,348
Tsumura & Co.2	105,000	2,778
Amplifon SpA2	545,000	2,552
Hologic, Inc.1	140,000	2,526
QRxPharma Ltd.1,2	4,129,927	2,476
Genomma Lab Internacional, SAB de CV, Series B1	1,000,000	1,978
EOS imaging SA1,2	380,000	1,837
STENTYS SA1,2	91,666	1,575
Savient Pharmaceuticals, Inc.1	1,429,000	772
		381,783

INFORMATION TECHNOLOGY — 11.11%
AAC Technologies Holdings Inc.2	15,501,100	44,886
Hittite Microwave Corp.1	664,400	33,964
Kingboard Chemical Holdings Ltd.2	10,787,500	20,975
Dialog Semiconductor PLC1,2	930,000	16,879
Kingboard Laminates Holdings Ltd.2	43,220,509	15,941
Youku Inc., Class A (ADR)1	700,000	15,176
AOL Inc.1	467,909	13,139
SINA Corp.1	250,000	12,952
Cardtronics, Inc.1	423,000	12,779
Monster Worldwide, Inc.1	1,473,000	12,521
Semtech Corp.1	471,000	11,455
Infotech Enterprises Ltd.2	3,910,000	11,275
Angie’s List, Inc.1	678,280	10,744
Power Integrations, Inc.	252,900	9,433
Rovi Corp.1	474,550	9,311
Delta Electronics (Thailand) PCL2	13,255,200	8,945
Demand Media, Inc.1	767,900	8,600
Spectris PLC2	340,000	8,177
Quantum Corp.1	3,685,000	7,481
SciQuest, Inc.1	403,900	7,254
Bankrate, Inc.1	390,684	7,185
Hana Microelectronics PCL2	11,370,000	6,853
Liquidity Services, Inc.1	111,749	5,720
OBIC Co., Ltd.2	29,230	5,614
Kingdee International Software Group Co. Ltd.1,2	26,670,400	5,053
Fusion-io, Inc.1	234,100	4,890
Tangoe, Inc.1	220,000	4,688
Halma PLC2	682,500	4,484
OpenTable, Inc.1	92,789	4,176
AutoNavi Holdings Ltd. (ADR)1	300,000	4,023
Tripod Technology Corp.2	1,312,240	3,737
Immersion Corp.1	563,300	3,171
Agilysys, Inc.1	364,500	3,160
FormFactor, Inc.1	455,000	2,944
Splunk Inc.1	98,700	2,773
RealPage, Inc.1	118,700	2,749
VTech Holdings Ltd.2	230,000	2,742
Comverse Technology, Inc.1	470,000	2,735
China High Precision Automation Group Ltd.2	19,890,000	2,564
Playtech Ltd.2	285,000	1,542
DTS, Inc.1	34,000	887
Remark Media, Inc.1	190,216	647
Remark Media, Inc.1,2,5	67,431	164
OnMobile Global Ltd.1,2	88,560	48
		374,436

ENERGY — 9.47%
InterOil Corp.1	1,339,035	93,331
Ophir Energy PLC1,2	4,379,700	39,831
Comstock Resources, Inc.1	1,327,000	21,789
GeoResources, Inc.1	500,000	18,305
Kodiak Oil & Gas Corp.1	2,100,000	17,241
Providence Resources PLC1,2	1,906,250	15,076
Amerisur Resources PLC1,2	23,617,360	12,509
Oasis Petroleum Inc.1	500,000	12,090
RusPetro PLC1,2	4,717,600	9,984
BPZ Resources, Inc.1	3,337,953	8,445
Borders & Southern Petroleum PLC1,2	8,562,000	8,032
Cimarex Energy Co.	124,000	6,835
Exillon Energy PLC1,2	3,992,500	6,424
International Petroleum Ltd.1	54,894,353	6,180
Circle Oil PLC1,2	22,687,000	6,003
Ultra Petroleum Corp.1	255,000	5,883
Tethys Petroleum Ltd.1	8,112,100	4,780
Tethys Petroleum Ltd. (GBP denominated)1,2	763,450	467
HollyFrontier Corp.	108,000	3,826
Forum Energy Technologies, Inc.1	191,700	3,775
Gulf Keystone Petroleum Ltd.1,2,4	1,250,000	3,208
Goodrich Petroleum Corp.1	210,000	2,911
Carrizo Oil & Gas, Inc.1	115,000	2,704
Canadian Overseas Petroleum Ltd.1,3,4	8,000,000	1,454
Canadian Overseas Petroleum Ltd.1,3	6,720,000	1,221
Sanchez Energy Corp.1	90,000	1,872
Aurelian Oil & Gas PLC1,2	6,980,000	1,563
Dockwise Ltd.1,2	87,502	1,452
Wildhorse Energy Ltd.1,2,3	16,227,016	882
Wildhorse Energy Ltd. (CDI) (GBP denominated)1,2,3	7,225,777	409
LNG Energy Ltd.1,4	16,500,000	486
		318,968

MATERIALS — 6.27%
Kenmare Resources PLC1,2	39,706,150	24,620
Allied Gold Mining PLC (CDI) (AUD denominated)1,2	6,340,045	14,991
Allied Gold Mining PLC1,2	3,383,333	7,430
African Minerals Ltd.1,2	3,987,000	19,855
African Petroleum Corp. Ltd.1,2	13,550,909	17,360
Ube Industries, Ltd.2	5,275,000	12,243
Time Technoplast Ltd.2,3	11,888,000	10,166
Cape Lambert Resources Ltd.1,2	25,000,000	8,102
Symrise AG2	250,000	7,594
AptarGroup, Inc.	145,500	7,428
FUCHS PETROLUB AG2	123,000	6,296
Cheil Industries Inc.2	69,500	6,117
OCI Materials Co., Ltd.2	156,252	5,658
Arkema SA2	75,000	4,914
Hummingbird Resources PLC1,2,3	2,775,000	4,824
Cline Mining Corp.1	6,123,179	4,812
Sirius Minerals PLC1,2	18,934,910	4,605
J.K. Cement Ltd.2	1,210,367	3,477
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.2	12,030,000	3,430
Sylvania Platinum Ltd. (CDI)1,2	15,000,000	3,265
Tiangong International Co. Ltd.2	14,826,000	2,953
Sika AG, non-registered shares2	1,450	2,793
SOL SpA2	520,000	2,706
AK Steel Holding Corp.	455,000	2,671
Yingde Gases Group Co. Ltd.2	2,850,000	2,599
Mwana Africa PLC1,2,4	45,892,101	2,576
Mwana Africa PLC1,2	192,500	11
Midas Holdings Ltd.2	11,460,000	2,560
Eastern Platinum Ltd.1	8,975,000	1,895
Eastern Platinum Ltd.1,4	2,840,000	600
Vicat S.A.2	48,000	2,323
Boral Ltd.2	760,000	2,307
Ausgold Ltd.1,2	5,000,000	2,106
China Forestry Holdings Co., Ltd.2	26,858,000	1,643
United Phosphorus Ltd.2	710,000	1,610
Engro Corp. Ltd.2	1,467,180	1,581
Rusoro Mining Ltd.1,4	12,500,000	430
Rusoro Mining Ltd.1	13,030,432	448
Hard Creek Nickel Corp.1	2,995,650	177
Orsu Metals Corp.1	588,231	52
		211,228

FINANCIALS — 4.85%
National Financial Partners Corp.1	1,273,700	17,068
Starwood Property Trust, Inc.	655,000	13,958
Colony Financial, Inc.	565,000	9,774
Siam Future Development PCL, nonvoting depository receipt2	27,579,000	7,002
Siam Future Development PCL2	10,232,700	2,598
K. Wah International Holdings Ltd.2	23,740,000	9,343
BS Financial Group Inc.2	687,540	7,673
East West Bancorp, Inc.	285,000	6,686
SVB Financial Group1	107,600	6,318
ARA Asset Management Ltd.2	5,407,600	6,123
Airesis SA1,2,3	3,294,151	6,079
Hemaraj Land and Development PCL, nonvoting depositary receipt2	55,750,000	5,308
Primerica, Inc.	186,300	4,980
Banco Pine SA, preferred nominative	702,192	4,451
TISCO Financial Group PCL2	3,400,000	4,140
First American Financial Corp.	239,540	4,063
PT Agung Podomoro Land Tbk2	108,989,000	4,037
Assured Guaranty Ltd.	275,000	3,877
Fibra Uno Administración, SA de CV	1,869,300	3,848
Banco Daycoval SA, preferred nominative	707,100	3,316
Mahindra Lifespace Developers Ltd.2	518,356	3,038
Punjab & Sind Bank2	2,425,000	3,008
Old Republic International Corp.	350,000	2,902
Banco ABC Brasil SA, preferred nominative	594,000	2,824
Sampath Bank Ltd.2	2,418,112	2,743
Paraná Banco SA, preferred nominative	382,280	2,446
Home Loan Servicing Solutions, Ltd.	175,000	2,345
Supalai PCL2	4,030,000	2,176
First Southern Bancorp, Inc.1,2,5	232,830	2,079
Globe Trade Center SA1,2	730,000	1,400
Globe Trade Center SA, non-registered shares1,2	332,766	638
Wing Tai Holdings Ltd.2	1,822,000	1,927
Zions Bancorporation	90,000	1,748
ING Vysya Bank Ltd.2	260,000	1,717
Bao Viet Holdings2	462,777	970
Banco Cruzeiro do Sul SA, preferred nominative	1,311,000	927
		163,530

CONSUMER STAPLES — 3.29%
Brazil Pharma SA, ordinary nominative	3,744,600	20,042
Wumart Stores, Inc., Class H1,2	8,550,000	17,358
Hypermarcas SA, ordinary nominative1	1,853,800	10,956
Super Group Ltd.2	6,420,000	10,673
Kernel Holding SA1,2	572,000	10,484
Vinda International Holdings Ltd.2	3,880,000	5,795
Petra Foods Ltd.2	2,630,000	5,214
O’Key Group SA (GDR)2	525,000	4,060
Coca-Cola Icecek AS, Class C2	260,000	4,039
Ralcorp Holdings, Inc.1	53,300	3,557
HITEJINRO CO., LTD.2	169,134	3,200
Sundrug Co., Ltd.2	97,500	3,173
Strauss Group Ltd.1,2	308,619	2,991
PT Sumber Alfaria Trijaya Tbk1,2	5,000,000	2,552
Godrej Consumer Products Ltd.2	183,281	1,915
Real Nutriceutical Group Ltd.2	8,432,000	1,870
McBride PLC1,2	935,000	1,817
FANCL Corp.2	100,000	1,249
		110,945

UTILITIES — 3.22%
ENN Energy Holdings Ltd.2	22,239,700	78,202
Glow Energy PCL2	3,930,000	7,695
APR Energy PLC2	671,000	7,150
Energy World Corp. Ltd.1,2	9,625,757	3,674
Equatorial Energia SA, ordinary nominative	467,600	3,492
Ratchaburi Electricity Generating Holding PCL2	2,300,000	3,174
Greenko Group PLC1,2	1,850,000	3,145
Electricity Generating PCL2	547,300	1,990
		108,522

TELECOMMUNICATION SERVICES — 1.06%
Telephone and Data Systems, Inc.	738,105	15,714
tw telecom inc.1	250,000	6,415
Leap Wireless International, Inc.1	750,000	4,823
Total Access Communication PCL2	1,602,200	3,762
MetroPCS Communications, Inc.1	592,339	3,584
Hutchison Telecommunications Hong Kong Holdings Ltd.2	3,200,000	1,488
		35,786

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		163,034

Total common stocks (cost: $2,789,808,000)		2,969,484

Preferred securities — 0.17%

FINANCIALS — 0.17%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,851

Total preferred securities (cost: $4,898,000)		5,851

Rights & warrants — 0.03%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121	988,000	780

ENERGY — 0.01%
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3,4	4,000,000	111
Leni Gas & Oil PLC, warrants, expire 20131,2,4	12,750,000	2
		113

MATERIALS — 0.00%
Duluth Exploration Ltd., warrants, expire 20131,2	24,060	2
Rusoro Mining Ltd., warrants, expire 20121,2,4	4,500,000	—
		2

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	1

Total rights & warrants (cost: $2,718,000)		896

	Shares or
Convertible securities — 0.09%	principal amount

FINANCIALS — 0.08%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,5	398	1,348
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,231
		2,579

HEALTH CARE — 0.01%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	$1,000,000	330

Total convertible securities (cost: $2,398,000)		2,909

	Principal amount
Bonds, notes & other debt instruments — 0.42%	(000)

TELECOMMUNICATION SERVICES — 0.26%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	$6,725	6,153
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	2,850	2,608
		8,761

FINANCIALS — 0.16%
First Niagara Financial Group, Inc. 7.25% 2021	3,900	4,393
Synovus Financial Corp. 5.125% 2017	1,285	1,188
		5,581

Total bonds, notes & other debt instruments (cost: $12,863,000)		14,342

Short-term securities — 9.58%

U.S. Treasury Bills 0.078%–0.146% due 7/26–12/20/2012	86,900	86,889
Freddie Mac 0.13%–0.17% due 10/25/2012–2/1/2013	31,000	30,977
Google Inc. 0.14% due 8/15/20124	18,700	18,696
Bank of Nova Scotia 0.08% due 7/2/2012	18,450	18,450
International Bank for Reconstruction and Development 0.135% due 9/17/2012	17,000	16,997
Québec (Province of) 0.15% due 7/13/20124	16,500	16,498
Wal-Mart Stores, Inc. 0.12% due 7/18/20124	15,400	15,399
Federal Farm Credit Banks 0.11% due 8/6/2012	15,200	15,199
Coca-Cola Co. 0.19% due 7/10/20124	14,900	14,900
BASF AG 0.20% due 8/13/20124	14,400	14,396
Toronto-Dominion Holdings USA Inc. 0.15% due 7/18/20124	13,700	13,699
Nordea North America, Inc. 0.16% due 7/5/2012	13,600	13,600
Novartis Securities Investment Ltd. 0.17% due 9/14/20124	12,200	12,194
Old Line Funding, LLC 0.18% due 8/24/20124	12,109	12,107
Fannie Mae 0.11%–0.23% due 7/16–8/28/2012	11,600	11,599
Nestlé Finance International Ltd. 0.19% due 7/19/2012	7,000	6,999
Variable Funding Capital Company LLC 0.17% due 7/6/20124	4,100	4,100

Total short-term securities (cost: $322,694,000)		322,699

Total investment securities (cost: $3,135,379,000)		3,316,181
Other assets less liabilities		53,665

Net assets		$3,369,846

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,549,867,000, which represented 45.99% of the net assets of the fund. This amount includes $1,535,398,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,407,000, which represented 4.64% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,079	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,348	.04
Remark Media, Inc.	12/17/2007	2,075	164	.01
Five Star Travel Corp.	12/17/2007	55	60	.00
Total restricted securities		$7,441	$3,651	.11%

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD = Australian dollars
GBP = British pounds

Growth FundSM
Investment portfolio

June 30, 2012
unaudited

Common stocks — 88.02%	Shares	Value (000)

CONSUMER DISCRETIONARY — 18.25%
Amazon.com, Inc.1	2,823,000	$644,632
Home Depot, Inc.	9,306,000	493,125
Chipotle Mexican Grill, Inc.1	1,136,400	431,775
lululemon athletica inc.1	6,800,000	405,484
Wynn Macau, Ltd.2	157,313,600	369,910
Johnson Controls, Inc.	6,499,100	180,090
Tiffany & Co.	2,953,000	156,361
Harman International Industries, Inc.3	3,754,515	148,679
DIRECTV, Class A1	2,510,000	122,538
CarMax, Inc.1	4,349,500	112,826
NIKE, Inc., Class B	1,255,000	110,164
Starbucks Corp.	2,000,000	106,640
Comcast Corp., Class A	2,980,000	95,271
Marriott International, Inc., Class A	2,395,123	93,889
Time Warner Inc.	2,333,333	89,833
Liberty Media Corp., Class A1	1,008,939	88,696
Las Vegas Sands Corp.	1,960,000	85,240
Wynn Resorts, Ltd.	688,200	71,380
L’Occitane International SA2	23,220,750	64,315
Lowe’s Companies, Inc.	2,246,000	63,876
Virgin Media Inc.	2,420,000	59,024
Groupon, Inc., Class A1	5,064,896	53,840
Expedia, Inc.	1,087,500	52,276
Industria de Diseño Textil, SA2	484,000	50,060
Shaw Communications Inc., Class B, nonvoting	2,218,000	41,942
Toyota Motor Corp.2	765,000	30,834
Time Warner Cable Inc.	365,000	29,966
Penn National Gaming, Inc.1	590,929	26,350
Gentex Corp.	1,200,000	25,044
PulteGroup, Inc.1	2,000,000	21,400
Naspers Ltd., Class N2	398,000	21,284
Swatch Group Ltd, non-registered shares2	47,000	18,596
Burberry Group PLC2	675,000	14,080
Ford Motor Co.	1,400,000	13,426
Sands China Ltd.2	3,900,000	12,493
		4,405,339

FINANCIALS — 13.22%
Wells Fargo & Co.	16,988,296	568,089
Berkshire Hathaway Inc., Class A1	3,015	376,709
American Express Co.	4,000,000	232,840
Bank of America Corp.	22,000,000	179,960
Onex Corp.	4,280,500	166,200
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	85,134
Fairfax Financial Holdings Ltd.	198,600	77,792
Goldman Sachs Group, Inc.	1,532,000	146,858
Citigroup Inc.	4,699,500	128,813
XL Group PLC	5,500,000	115,720
Aon PLC, Class A	2,430,000	113,675
Agricultural Bank of China, Class H2	261,494,000	105,576
ACE Ltd.	1,393,000	103,263
YES BANK Ltd.1,2	16,465,000	100,857
Legal & General Group PLC2	46,658,246	93,554
JPMorgan Chase & Co.	2,543,920	90,894
American Tower Corp.	1,150,000	80,397
PNC Financial Services Group, Inc.	885,447	54,110
Morgan Stanley	3,000,000	43,770
Marsh & McLennan Companies, Inc.	1,300,000	41,899
ICICI Bank Ltd. (ADR)	1,230,000	39,864
HDFC Bank Ltd. (ADR)	1,100,000	35,860
HDFC Bank Ltd.2	303,750	3,083
Toronto-Dominion Bank	470,000	36,784
AMP Ltd.2	8,486,711	33,698
Bond Street Holdings LLC, Class A1,2,4	1,625,000	26,796
Charles Schwab Corp.	1,810,000	23,403
First Republic Bank1	690,000	23,184
Sterling Financial Corp.1,5	1,221,592	23,076
Bank of Nova Scotia	440,000	22,793
MB Financial, Inc.	826,500	17,803
		3,192,454

INFORMATION TECHNOLOGY — 12.54%
Apple Inc.1	1,705,000	995,720
Google Inc., Class A1	685,500	397,638
ASML Holding NV (New York registered)	2,300,000	118,266
ASML Holding NV2	2,250,000	114,654
Oracle Corp.	5,695,000	169,141
Fidelity National Information Services, Inc.	4,930,263	168,023
Texas Instruments Inc.	4,020,000	115,334
Dolby Laboratories, Inc., Class A1	2,166,221	89,465
VeriSign, Inc.1	2,023,400	88,160
International Business Machines Corp.	450,000	88,011
Avago Technologies Ltd.	1,990,700	71,466
Samsung Electronics Co. Ltd.2	67,350	71,406
Linear Technology Corp.	2,170,000	67,986
Arm Holdings PLC2	8,525,000	67,888
Rackspace Hosting, Inc.1	1,490,000	65,471
Cymer, Inc.1	851,595	50,201
LinkedIn Corp., Class A1	429,773	45,672
NetApp, Inc.1	1,429,984	45,502
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	15,363,000	42,051
Yahoo! Inc.1	2,465,000	39,021
TE Connectivity Ltd.	1,079,125	34,435
Broadcom Corp., Class A	856,000	28,933
EMC Corp.1	860,000	22,042
Mail.ru Group Ltd. (GDR)1,2	500,000	17,030
FLIR Systems, Inc.	588,361	11,473
Compuware Corp.1	203,000	1,886
		3,026,875

ENERGY — 11.64%
Suncor Energy Inc.	9,023,393	260,926
Concho Resources Inc.1	2,865,000	243,869
Pacific Rubiales Energy Corp.	10,632,200	225,155
Core Laboratories NV	1,700,000	197,030
MEG Energy Corp.1	4,590,000	164,512
Noble Energy, Inc.	1,845,000	156,493
Cobalt International Energy, Inc.1	6,490,000	152,515
Denbury Resources Inc.1	9,810,800	148,241
Apache Corp.	1,550,000	136,229
Murphy Oil Corp.	2,636,000	132,564
Oceaneering International, Inc.	2,500,000	119,650
Southwestern Energy Co.1	3,075,000	98,185
Oasis Petroleum Inc.1	3,500,000	84,630
FMC Technologies, Inc.1	2,000,000	78,460
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	69,930
Crescent Point Energy Corp.	1,700,000	63,451
Halcón Resources Corp.1,5	6,560,000	61,926
Pioneer Natural Resources Co.	675,000	59,542
Rosetta Resources Inc.1	1,570,499	57,543
Devon Energy Corp.	962,400	55,810
Ophir Energy PLC1,2	5,370,000	48,837
Talisman Energy Inc.	4,000,000	45,840
Laricina Energy Ltd.1,2,4	1,403,000	42,720
Cimarex Energy Co.	740,000	40,789
Canadian Natural Resources, Ltd.	1,290,000	34,603
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	30,032
		2,809,482

HEALTH CARE — 11.14%
Intuitive Surgical, Inc.1	993,000	549,913
Gilead Sciences, Inc.1	4,700,000	241,016
Edwards Lifesciences Corp.1	2,275,000	235,008
Grifols, SA, Class A1,2	8,575,000	217,503
Grifols, SA, Class B1,2	877,000	16,644
UnitedHealth Group Inc.	3,690,000	215,865
Incyte Corp.1,3	7,910,000	179,557
Regeneron Pharmaceuticals, Inc.1	1,471,500	168,075
Baxter International Inc.	3,012,100	160,093
Celgene Corp.1	2,090,000	134,094
Hospira, Inc.1	3,350,000	117,183
Allergan, Inc.	1,250,000	115,712
Merck & Co., Inc.	1,624,230	67,812
Illumina, Inc.1	1,515,000	61,191
Vertex Pharmaceuticals Inc.1	955,000	53,404
Express Scripts Holding Co.1	879,100	49,080
PT Kalbe Farma Tbk2	109,814,500	44,209
Aveta Inc.1,2,4	2,843,000	31,273
Bristol-Myers Squibb Co.	720,000	25,884
Dendreon Corp.1	848,165	6,276
		2,689,792

INDUSTRIALS — 7.66%
Union Pacific Corp.	2,390,000	285,151
Stericycle, Inc.1	3,000,000	275,010
Boeing Co.	3,000,000	222,900
Rockwell Collins, Inc.	2,636,900	130,131
Fastenal Co.	1,770,000	71,349
Aggreko PLC2	2,131,247	69,328
CSX Corp.	3,030,000	67,751
MTU Aero Engines Holding AG2	917,696	67,381
Cummins Inc.	630,000	61,053
C.H. Robinson Worldwide, Inc.	1,000,000	58,530
W.W. Grainger, Inc.	285,000	54,503
Meggitt PLC2	8,892,789	53,929
General Electric Co.	2,500,000	52,100
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	47,746
General Dynamics Corp.	690,000	45,512
Iron Mountain Inc.	1,358,900	44,789
MSC Industrial Direct Co., Inc., Class A	580,000	38,019
Precision Castparts Corp.	220,000	36,188
Honeywell International Inc.	515,000	28,758
Grafton Group PLC, units2	7,866,000	27,914
Air Lease Corp., Class A1	1,417,198	27,479
Norfolk Southern Corp.	368,386	26,439
Ingersoll-Rand PLC	510,000	21,512
PACCAR Inc	500,000	19,595
Graco Inc.	350,000	16,128
		1,849,195

MATERIALS — 7.37%
Barrick Gold Corp.	7,250,000	272,383
Newmont Mining Corp.	5,430,543	263,436
Potash Corp. of Saskatchewan Inc.	5,468,212	238,906
FMC Corp.	3,000,000	160,440
Praxair, Inc.	1,475,000	160,377
Dow Chemical Co.	3,174,900	100,009
James Hardie Industries SE2	11,879,752	97,304
Gold Fields Ltd.2	7,000,000	89,393
Celanese Corp., Series A	2,404,700	83,251
LyondellBasell Industries NV, Class A	2,030,000	81,748
Rio Tinto PLC2	1,570,000	74,982
Cliffs Natural Resources Inc.	1,428,000	70,386
CRH PLC2	1,260,445	24,232
HudBay Minerals Inc.	3,000,000	23,131
Schweitzer-Mauduit International, Inc.	313,000	21,328
Glencore International PLC2	4,031,720	18,730
		1,780,036

CONSUMER STAPLES — 3.98%
Costco Wholesale Corp.	3,215,000	305,425
Philip Morris International Inc.	2,284,000	199,302
Kerry Group PLC, Class A2	2,000,000	87,556
Estée Lauder Companies Inc., Class A	1,370,000	74,144
AMOREPACIFIC Corp.2	78,272	72,820
Diageo PLC2	2,500,000	64,313
CVS/Caremark Corp.	1,165,000	54,440
Raia Drogasil SA, ordinary nominative	4,000,000	40,329
PepsiCo, Inc.	465,000	32,857
Procter & Gamble Co.	500,000	30,625
		961,811

TELECOMMUNICATION SERVICES — 1.38%
CenturyLink, Inc.	4,160,000	164,279
Crown Castle International Corp.1	2,600,000	152,516
Telephone and Data Systems, Inc.	786,959	16,754
		333,549

UTILITIES — 0.14%
KGen Power Corp.1,2,3,4	3,166,128	27,229
RRI Energy, Inc.1	3,955,000	6,763
		33,992
		Value
Common stocks		(000)

MISCELLANEOUS — 0.70%
Other common stocks in initial period of acquisition		$168,163

Total common stocks (cost: $14,696,626,000)		21,250,688

	Principal amout
Short-term securities — 12.10%	(000)

Fannie Mae 0.10%–0.19% due 9/5–11/16/2012	$686,100	685,855
Federal Home Loan Bank 0.04%–0.165% due 7/9–12/5/2012	607,049	606,892
U.S. Treasury Bills 0.043%–0.117% due 7/19–8/9/2012	500,000	499,981
Wal-Mart Stores, Inc. 0.10%–0.11% due 7/9–7/10/20125	240,000	239,993
Bank of New York Mellon Corp. 0.10% due 7/10/20125	122,000	121,997
Chevron Corp. 0.08%–0.10% due 7/10/20125	120,300	120,297
Freddie Mac 0.07%–0.10% due 7/11–8/15/2012	119,600	119,586
PepsiCo Inc. 0.10% due 7/10–7/23/20125	102,300	102,295
United Parcel Service Inc. 0.07%–0.08% due 7/10/20125	100,000	99,998
Federal Farm Credit Banks 0.07%–0.19% due 7/9–10/29/2012	96,700	96,680
General Electric Capital Corp. 0.12%–0.15% due 7/10/2012	95,100	95,097
Straight-A Funding LLC 0.18% due 9/18–9/25/20125	57,900	57,875
Merck & Co. Inc. 0.11% due 7/10/20125	25,000	24,999
Paccar Financial Corp. 0.11% due 7/10/2012	20,000	19,999
NetJets Inc. 0.14% due 7/10/20125	19,500	19,499
Colgate-Palmolive Co. 0.11% due 7/9/20125	9,700	9,700

Total short-term securities (cost: $2,920,690,000)		2,920,743

Total investment securities (cost: $17,617,316,000)		24,171,431
Other assets less liabilities		(29,092)

Net assets		$24,142,339

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,445,737,000, which represented 10.13% of the net assets of the fund. This amount includes $2,317,719,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$61,323	$42,720	.18%
Aveta Inc.	12/21/2005	38,381	31,273	.13
KGen Power Corp.	12/19/2006	28,495	27,229	.11
Bond Street Holdings LLC, Class A	8/6/2010	34,125	26,796	.11
Total restricted securities		$162,324	$128,018	.53%

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $881,655,000, which represented 3.65% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts
CAD = Canadian dollars

International FundSM
Investment portfolio

June 30, 2012
unaudited

Common stocks — 91.11%	Shares	Value (000)

HEALTH CARE — 13.21%
Novartis AG1	5,973,613	$333,208
Bayer AG1	3,172,401	228,758
Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	155,315
Mindray Medical International Ltd., Class A (ADR)	3,750,000	113,587
Merck KGaA1	679,655	67,824
JSC Pharmstandard (GDR)1,2	3,805,800	54,294
JSC Pharmstandard (GDR)1,2,3	307,300	4,384
Fresenius SE & Co. KGaA1	405,902	42,090
Terumo Corp.1	700,000	28,758
UCB SA1	500,000	25,231
Sinopharm Group Co. Ltd., Class H1	9,010,000	24,948
Richter Gedeon Nyrt1	137,000	22,598
William Demant Holding A/S1,2	222,166	19,966
CSL Ltd.1	305,110	12,375
Essilor International1	112,000	10,404
		1,143,740

FINANCIALS — 13.18%
AIA Group Ltd.1	36,381,700	125,442
Bank of China Ltd., Class H1	228,632,800	87,484
Sberbank of Russia (ADR)1	7,484,000	81,407
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,056,000	81,149
Prudential PLC1	6,570,265	76,126
Housing Development Finance Corp. Ltd.1	6,004,000	70,653
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	53,447
Credit Suisse Group AG1	2,815,174	51,430
Banco Bradesco SA, preferred nominative	3,382,636	50,424
BNP Paribas SA1	1,105,001	42,657
ICICI Bank Ltd.1	2,595,595	42,215
China Construction Bank Corp., Class H1	60,840,200	41,948
UniCredit SpA1,2	9,270,336	35,128
Erste Bank der oesterreichischen Sparkassen AG1,2	1,661,561	31,588
Resona Holdings, Inc.1	6,980,000	28,809
China Taiping Insurance Holdings Co. Ltd.1,2	15,861,000	25,745
Deutsche Bank AG1	696,795	25,324
UBS AG1	1,947,941	22,780
HSBC Holdings PLC (Hong Kong)1	2,500,000	22,412
Barclays PLC1	7,805,000	19,979
Samsung Card Co., Ltd.1	512,020	14,323
China Pacific Insurance (Group) Co., Ltd., Class H1	4,392,800	14,321
HDFC Bank Ltd.1	1,365,000	13,856
Industrial and Commercial Bank of China Ltd., Class H1	19,969,950	11,167
Shinhan Financial Group Co., Ltd.1	318,070	11,070
Deutsche Börse AG1	187,085	10,097
Chongqing Rural Commercial Bank Co., Ltd., Class H1	22,613,000	9,189
AXA SA1	683,312	9,146
Société Générale1,2	382,375	9,015
Sampo Oyj, Class A1	298,500	7,759
Kotak Mahindra Bank Ltd.1	548,916	5,865
Sun Hung Kai Properties Ltd.1	436,000	5,174
Agricultural Bank of China, Class H1	8,100,000	3,270
		1,140,399

CONSUMER DISCRETIONARY — 12.75%
Hyundai Motor Co.1	553,500	113,549
British Sky Broadcasting Group PLC1	9,594,500	104,715
Daimler AG1	2,172,000	97,683
Li & Fung Ltd.1	41,314,000	80,168
Tata Motors Ltd.1	15,092,871	65,886
Rakuten, Inc.1	5,544,900	57,422
PT Astra International Tbk1	63,600,000	46,506
Honda Motor Co., Ltd.1	1,302,000	45,355
Belle International Holdings Ltd.1	25,700,000	43,959
adidas AG1	580,000	41,599
NEXT PLC1	805,000	40,366
Shangri-La Asia Ltd.1	20,686,000	39,673
Maruti Suzuki India Ltd.1	1,684,132	35,517
Kia Motors Corp.1	518,000	34,119
Mahindra & Mahindra Ltd.1	2,000,000	25,511
Techtronic Industries Co. Ltd.1	19,019,000	24,123
SES SA, Class A (FDR)1	948,281	22,424
Cie. Générale des Établissements Michelin, Class B1	321,934	21,056
SEGA SAMMY HOLDINGS INC.1	1,020,000	20,746
Industria de Diseño Textil, SA1	192,900	19,952
WPP PLC1	1,590,000	19,325
Nissan Motor Co., Ltd.1	1,800,000	17,047
Yamada Denki Co., Ltd.1	291,220	14,864
Bayerische Motoren Werke AG1	205,000	14,854
Hyundai Mobis Co., Ltd.1	54,500	13,193
Marks and Spencer Group PLC1	2,557,000	13,072
H & M Hennes & Mauritz AB, Class B1	330,000	11,864
Multi Screen Media Private Ltd.1,2,4	82,217	6,802
Swatch Group Ltd, non-registered shares1	10,500	4,154
Reed Elsevier PLC1	706,000	5,664
Kesa Electricals PLC1	3,173,300	2,464
		1,103,632

INDUSTRIALS — 11.88%
Ryanair Holdings PLC (ADR)2	5,383,105	163,646
SMC Corp.1	693,900	120,097
Legrand SA1	2,916,500	99,190
Atlas Copco AB, Class A1	2,172,000	46,896
Atlas Copco AB, Class B1	1,245,500	23,814
Bureau Veritas SA1	641,348	57,010
Jardine Matheson Holdings Ltd.1	1,113,600	54,230
ASSA ABLOY AB, Class B1	1,865,000	52,151
Schneider Electric SA1	928,850	51,754
Marubeni Corp.1	7,675,000	51,083
European Aeronautic Defence and Space Co. EADS NV1	1,200,514	42,573
Samsung Engineering Co., Ltd.1	259,000	41,110
Serco Group PLC1	3,815,000	32,077
VINCI SA1	536,200	25,096
Hutchison Port Holdings Trust1,3	30,339,000	21,689
Weir Group PLC1	750,000	18,089
Wolseley PLC1	408,208	15,252
Siemens AG1	180,000	15,130
China Merchants Holdings (International) Co., Ltd.1	4,358,539	13,331
Fiat Industrial SpA1	1,300,000	12,811
Brambles Ltd.1	1,862,914	11,816
Aggreko PLC1	310,428	10,098
Geberit AG1	50,500	9,961
KONE Oyj, Class B1	130,000	7,872
AB Volvo, Class B1	650,000	7,446
SGS SA1	3,700	6,933
Komatsu Ltd.1	260,000	6,232
Kühne + Nagel International AG1	55,000	5,822
Qantas Airways Ltd.1,2	4,600,000	5,099
		1,028,308

INFORMATION TECHNOLOGY — 10.15%
Samsung Electronics Co. Ltd.1	309,350	327,980
NetEase, Inc. (ADR)2	2,569,735	151,229
Murata Manufacturing Co., Ltd.1	1,253,000	65,730
HOYA Corp.1	2,840,600	62,589
Canon, Inc.1	1,493,900	59,820
HTC Corp.1	3,895,000	51,212
ASML Holding NV1	617,625	31,473
SAP AG1	488,000	28,818
ZTE Corp., Class H1	8,950,000	17,458
MediaTek Inc.1	1,696,191	15,719
Ibiden Co., Ltd.1	730,000	13,184
Infineon Technologies AG1	1,754,000	11,893
Rohm Co., Ltd.1	234,000	9,001
Nokia Corp.1	3,400,000	7,004
Hirose Electric Co., Ltd.1	70,200	6,941
Keyence Corp.1	26,400	6,529
Compal Electronics, Inc.1	7,026,136	6,467
Delta Electronics, Inc.1	1,833,623	5,681
		878,728

CONSUMER STAPLES — 9.65%
Anheuser-Busch InBev NV1	2,436,414	189,414
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,189,792	1
Nestlé SA1	2,325,800	138,737
Imperial Tobacco Group PLC1	3,200,000	123,127
Pernod Ricard SA1	579,960	62,042
L’Oréal SA, non-registered shares1	376,000	44,046
L’Oréal SA, bonus shares1	136,000	15,932
Danone SA1	925,306	57,445
Asahi Group Holdings, Ltd.1	1,985,300	42,640
China Resources Enterprise, Ltd.1	11,532,000	34,461
Koninklijke Ahold NV1	2,768,000	34,299
British American Tobacco PLC1	612,000	31,150
Wilmar International Ltd.1	10,019,000	28,803
SABMiller PLC1	379,600	15,247
Wesfarmers Ltd.1	430,304	13,247
Wm Morrison Supermarkets PLC1	552,795	2,307
Treasury Wine Estates Ltd.1	419,506	1,877
		834,775

MATERIALS — 6.23%
Linde AG1	814,600	126,880
ArcelorMittal1	4,308,500	66,558
Nitto Denko Corp.1	1,502,200	64,069
Syngenta AG1	170,200	58,103
Svenska Cellulosa AB SCA, Class B1	3,015,000	45,280
PT Semen Gresik (Persero) Tbk1	30,896,000	37,315
CRH PLC1	1,503,335	28,902
Grasim Industries Ltd.1	436,239	20,641
Grasim Industries Ltd. (GDR)1	21,627	1,023
Givaudan SA1	19,832	19,479
LG Chem, Ltd.1	58,000	15,001
BASF SE1	210,000	14,593
Akzo Nobel NV1	300,000	14,112
Amcor Ltd.1	1,400,000	10,203
Vicat S.A.1	192,000	9,290
POSCO1	24,900	7,951
		539,400

TELECOMMUNICATION SERVICES — 5.73%
MTN Group Ltd.1	7,474,900	129,209
SOFTBANK CORP.1	2,645,000	98,339
América Móvil, SAB de CV, Series L (ADR)	2,006,000	52,276
Millicom International Cellular SA (SDR)1	514,700	48,561
Philippine Long Distance Telephone Co.1	689,500	43,413
TeliaSonera AB1	4,035,000	25,813
Axiata Group Bhd.1	13,700,000	23,660
OJSC Mobile TeleSystems (ADR)	1,199,100	20,625
Bharti Airtel Ltd.1	3,587,800	19,745
Hellenic Telecommunications Organization SA1,2	6,910,000	17,619
Vodafone Group PLC1	3,726,250	10,469
Turkcell Iletisim Hizmetleri AS1,2	1,250,000	6,317
Bayan Telecommunications Holdings Corp., Class A1,2,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,4	14,199	—
		496,046

ENERGY — 4.43%
BP PLC1	29,414,802	197,084
Royal Dutch Shell PLC, Class B1	2,003,000	69,905
Royal Dutch Shell PLC, Class A1	372,000	12,570
OAO Gazprom (ADR)1	4,260,000	40,326
Eni SpA1	500,000	10,671
PTT PCL1	1,000,000	10,226
Canadian Natural Resources, Ltd.	370,000	9,925
China National Offshore Oil Corp.1	4,850,000	9,784
INPEX CORP.1	1,600	8,970
Nexen Inc.	445,000	7,516
Woodside Petroleum Ltd.1	193,450	6,195
		383,172

UTILITIES — 2.68%
Power Grid Corp. of India Ltd.1	58,601,640	119,712
GDF SUEZ1	1,496,779	35,712
SSE PLC1	1,566,800	34,159
ENN Energy Holdings Ltd.1	6,264,000	22,026
GAIL (India) Ltd.1	2,350,000	14,885
CEZ, a s1	160,700	5,551
		232,045

MISCELLANEOUS — 1.22%
Other common stocks in initial period of acquisition		105,539

Total common stocks (cost: $7,057,626,000)		7,885,784

	Principal amount	Value
Bonds, notes & other debt instruments — 0.05%	(000)	(000)

FINANCIALS — 0.05%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£2,535	$4,526

Total bonds, notes & other debt instruments (cost: $4,167,000)		4,526

Short-term securities — 8.40%

Fannie Mae 0.07%–0.14% due 7/16/2012–1/7/2013	$178,100	178,006
Federal Home Loan Bank 0.118%–0.18% due 8/1–10/18/2012	111,200	111,174
U.S. Treasury Bills 0.103%–0.116% due 7/19–10/11/2012	76,800	76,790
Freddie Mac 0.05%–0.155% due 7/9–10/15/2012	66,200	66,192
Scotiabank Inc. 0.12%–0.145% due 7/10–7/25/20123	66,000	65,996
BASF AG 0.17%–0.20% due 7/2–9/12/20123	42,850	42,842
Toronto-Dominion Holdings USA Inc. 0.15% due 7/12–7/18/20123	37,700	37,698
Total Capital Canada Ltd. 0.21% due 9/20/20123	33,000	32,970
Westpac Banking Corp. 0.23% due 9/25/20123	32,200	32,182
Nordea North America, Inc. 0.20% due 7/24/2012	27,000	26,996
Federal Farm Credit Banks 0.12% due 11/26/2012	25,000	24,984
Thunder Bay Funding, LLC 0.17%–0.22% due 7/17–8/14/20123	20,398	20,393
Variable Funding Capital Company LLC 0.16% due 7/19/20123	10,400	10,399

Total short-term securities (cost: $726,637,000)		726,622

Total investment securities (cost: $7,788,430,000)		8,616,932
Other assets less liabilities		38,046

Net assets		$8,654,978

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $7,073,520,000, which represented 81.73% of the net assets of the fund. This amount includes $7,049,763,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,553,000, which represented 3.10% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/06/2000–4/18/2002	$32,519	$6,802	.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$6,802	.08%

5Coupon rate may change periodically.

Key to abbrevations and symbol

ADR = American Depositary Receipts	SDR = Swedish Depositary Receipts
FDR = Fiduciary Depositary Receipts	£ = British pounds
GDR = Global Depositary Receipts

New World Fund®
Investment portfolio

June 30, 2012
unaudited

Common stocks — 80.60%	Shares	Value (000)

CONSUMER STAPLES — 15.77%
OJSC Magnit (GDR)1	1,227,000	$36,998
OJSC Magnit (GDR)1,2	64,500	1,945
Shoprite Holdings Ltd.1	1,980,000	36,585
Nestlé SA1	590,000	35,194
Anheuser-Busch InBev NV1	383,700	29,830
SABMiller PLC1	740,000	29,724
Pernod Ricard SA1	213,600	22,850
Coca-Cola Co.	259,500	20,290
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	16,757
Wal-Mart de México, SAB de CV, Series V	570,000	1,528
British American Tobacco PLC1	335,129	17,058
Unilever NV, depository receipts1	354,500	11,865
Grupo Modelo, SAB de CV, Series C	1,219,100	10,780
PepsiCo, Inc.	150,000	10,599
Procter & Gamble Co.	160,000	9,800
Grupo Nutresa SA	827,458	9,514
United Breweries Ltd.1	874,904	8,547
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	7,663
Japan Tobacco Inc.1	208,000	6,164
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	150,000	5,749
China Yurun Food Group Ltd.1	5,019,000	4,417
Olam International Ltd.1	2,800,000	4,075
Olam International Ltd.1,2	218,124	317
Avon Products, Inc.	232,200	3,764
Big C Supercenter PCL, nonvoting depository receipt1	552,000	3,734
Danone SA1	51,872	3,220
CP ALL PCL1	2,600,000	2,923
Coca-Cola Icecek AS, Class C1	165,000	2,563
Adecoagro SA3	241,200	2,212
		356,665

CONSUMER DISCRETIONARY — 12.62%
Naspers Ltd., Class N1	571,000	30,535
Truworths International Ltd.1	2,755,000	30,216
Arcos Dorados Holdings Inc., Class A	1,683,750	24,886
Toyota Motor Corp.1	560,000	22,571
Hyundai Mobis Co., Ltd.1	80,400	19,463
Honda Motor Co., Ltd.1	525,000	18,288
Bayerische Motoren Werke AG1	240,000	17,390
Wynn Macau, Ltd.1	6,849,200	16,105
Golden Eagle Retail Group Ltd.1	7,000,000	14,360
Tata Motors Ltd.1	3,000,000	13,096
Hero MotoCorp Ltd.1	336,000	13,029
Swatch Group Ltd1	95,000	6,609
Swatch Group Ltd, non-registered shares1	10,450	4,135
Kia Motors Corp.1	145,700	9,597
Mr Price Group Ltd.1	698,120	9,564
Dongfeng Motor Group Co., Ltd., Class H1	5,111,000	7,968
Parkson Holdings Bhd.1	4,197,584	6,102
Nikon Corp.1	185,000	5,620
Ctrip.com International, Ltd. (ADR)3	300,500	5,036
Li & Fung Ltd.1	2,373,200	4,605
Daimler AG1	81,400	3,661
Desarrolladora Homex, SA de CV (ADR)3	160,000	2,464
		285,300

HEALTH CARE — 9.61%
Novo Nordisk A/S, Class B1	236,620	34,232
Cochlear Ltd.1	500,000	33,863
Baxter International Inc.	497,300	26,431
Novartis AG1	429,500	23,957
Amil Participações SA, ordinary nominative	1,997,410	19,989
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	14,408,000	15,987
Krka, dd, Novo mesto1	239,640	12,715
JSC Pharmstandard (GDR)1,3	842,000	12,012
Grifols, SA, Class A1,3	418,094	10,605
Grifols, SA, Class B1,3	31,970	607
PT Kalbe Farma Tbk1	23,910,000	9,626
Waters Corp.3	117,000	9,298
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	7,888
		217,210

FINANCIALS — 8.59%
PT Bank Rakyat Indonesia (Persero) Tbk1	33,990,000	23,262
Agricultural Bank of China, Class H1	46,767,000	18,882
Housing Development Finance Corp. Ltd.1	1,353,000	15,922
Sberbank of Russia (ADR)1	775,000	8,430
Sberbank of Russia (ADR)	682,500	7,385
Industrial and Commercial Bank of China Ltd., Class H1	26,736,700	14,950
Kotak Mahindra Bank Ltd.1	1,373,886	14,679
Bank of the Philippine Islands1	8,185,412	14,542
China Life Insurance Co. Ltd., Class H1	4,445,000	11,672
Siam Commercial Bank PCL1	2,000,000	9,347
Türkiye Garanti Bankasi AS1	2,018,765	7,959
Citigroup Inc.	260,000	7,127
Banco Santander (Brasil) SA, units	911,000	6,985
FirstRand Ltd.1	1,915,127	6,206
Ayala Land, Inc.1	10,726,600	5,518
BR MALLS Participações SA, ordinary nominative	465,400	5,329
CITIC Securities Co. Ltd., Class H1,3	2,158,500	4,573
Itaúsa — Investimentos Itaú SA, preferred nominative	990,000	4,190
Bank Pekao SA1	60,000	2,736
Prudential PLC1	207,320	2,402
Banco Industrial e Comercial SA, preferred nominative	512,900	1,456
MMI Holdings Ltd.1	323,208	713
China Construction Bank Corp., Class H1	535	—
		194,265

ENERGY — 7.84%
Oil Search Ltd.1	3,738,085	25,506
Royal Dutch Shell PLC, Class B1	600,000	20,940
Royal Dutch Shell PLC, Class B (ADR)	63,000	4,406
Pacific Rubiales Energy Corp.	1,180,000	24,988
Cobalt International Energy, Inc.3	744,800	17,503
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	718,520	13,487
Ophir Energy PLC1,3	1,480,000	13,460
Saipem SpA, Class S1	233,000	10,377
INPEX CORP.1	1,790	10,035
Cairn India Ltd.1,3	1,645,000	9,125
Noble Energy, Inc.	100,000	8,482
TOTAL SA1	120,000	5,415
TOTAL SA (ADR)	32,500	1,461
Oil and Gas Development Co. Ltd.1	4,000,000	6,790
Chevron Corp.	45,000	4,747
OAO TMK (GDR)1,2	55,085	663
		177,385

INDUSTRIALS — 5.84%
Cummins Inc.	192,500	18,655
Intertek Group PLC1	428,200	17,996
Schneider Electric SA1	296,440	16,517
Siemens AG1	138,100	11,608
United Technologies Corp.	148,000	11,178
CCR SA, ordinary nominative	1,220,700	9,925
Experian PLC1	598,000	8,448
Container Corp. of India Ltd.1	475,000	7,833
Boart Longyear Ltd.1	2,395,000	7,144
Nabtesco Corp.1	213,300	4,743
Aggreko PLC1	141,921	4,617
China Railway Construction Corp. Ltd., Class H1	4,759,500	3,992
KBR, Inc.	124,900	3,086
Komatsu Ltd.1	92,000	2,205
Makita Corp.1	61,700	2,169
Kubota Corp.1	220,000	2,030
		132,146

INFORMATION TECHNOLOGY — 5.49%
Samsung Electronics Co. Ltd.1	31,610	33,514
Google Inc., Class A3	48,600	28,191
Mail.ru Group Ltd. (GDR)1,3	449,709	15,317
Taiwan Semiconductor Manufacturing Co. Ltd.1,3	3,060,000	8,376
Infosys Ltd.1	160,000	7,255
ASM Pacific Technology Ltd.1	549,400	7,006
Yahoo! Inc.3	370,000	5,857
HTC Corp.1	400,000	5,259
TDK Corp.1	110,000	4,465
Tencent Holdings Ltd.1	95,000	2,805
Baidu, Inc., Class A (ADR)3	23,400	2,691
Corning Inc.	160,000	2,069
SINA Corp.3	25,000	1,295
		124,100

TELECOMMUNICATION SERVICES — 5.14%
América Móvil, SAB de CV, Series L (ADR)	1,887,750	49,195
América Móvil, SAB de CV, Series L	1,545,500	2,015
SOFTBANK CORP.1	688,800	25,609
China Telecom Corp. Ltd., Class H1	19,034,000	8,349
Vodafone Group PLC1	2,217,253	6,230
NII Holdings, Inc., Class B3	553,800	5,665
Telekomunikacja Polska SA1	1,200,000	5,610
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,735
PT XL Axiata Tbk1	6,970,000	4,553
Hellenic Telecommunications Organization SA1	1,674,933	4,271
		116,232

MATERIALS — 4.06%
Linde AG1	109,000	16,978
Orica Ltd.1	429,122	10,922
Ambuja Cements Ltd.1	3,358,000	10,547
Holcim Ltd1	180,179	9,982
Northam Platinum Ltd.1	2,760,000	7,903
Sigma-Aldrich Corp.	90,000	6,654
BHP Billiton PLC1	180,020	5,141
Aquarius Platinum Ltd.1	7,070,000	5,091
Vale SA, Class A, preferred nominative	252,000	4,913
Sinofert Holdings Ltd.1	20,500,000	3,188
Anhui Conch Cement Co. Ltd., Class H1	1,136,000	3,116
PT Semen Gresik (Persero) Tbk1	2,341,000	2,827
Cliffs Natural Resources Inc.	47,000	2,317
First Quantum Minerals Ltd.	127,500	2,254
		91,833

UTILITIES — 1.00%
Cheung Kong Infrastructure Holdings Ltd.1	2,070,000	12,470
CLP Holdings Ltd.1	1,000,000	8,505
PGE Polska Grupa Energetyczna SA1	280,000	1,635
		22,610

MISCELLANEOUS — 4.64%
Other common stocks in initial period of acquisition		104,958

Total common stocks (cost: $1,512,343,000)		1,822,704

	Principal amount
Bonds, notes & other debt instruments — 11.33%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 9.34%
United Mexican States Government Global, Series A, 6.375% 2013	$4,375	4,508
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	603
United Mexican States Government Global 5.875% 2014	$550	589
United Mexican States Government, Series MI10, 9.50% 2014	MXN 25,500	2,126
United Mexican States Government, Series M10, 8.00% 2015	127,300	10,514
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,338
United Mexican States Government, Series M10, 7.75% 2017	MXN25,000	2,129
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,865
United Mexican States Government, Series M, 6.50% 2021	MXN20,000	1,629
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,596
United Mexican States Government Global, Series A, 6.05% 2040	3,520	4,558
United Mexican States Government Global, Series A, 5.75% 2110	530	606
Philippines (Republic of), Series 743, 8.75% 2013	PHP212,000	5,243
Philippines (Republic of) 8.25% 2014	$1,000	1,094
Philippines (Republic of), Series 751, 5.00% 2018	PHP 37,000	884
Philippines (Republic of) 5.875% 2018	100,000	2,498
Philippines (Republic of) 9.875% 2019	$3,100	4,402
Philippines (Republic of) 4.95% 2021	PHP75,000	1,859
Philippines (Republic of) 6.375% 2022	23,500	603
Philippines (Republic of) 7.75% 2031	$2,235	3,188
Philippines (Republic of) 6.25% 2036	PHP185,000	4,679
Brazil (Federal Republic of) 6.00% 20164	BRL644	347
Brazil (Federal Republic of) Global 6.00% 2017	$575	679
Brazil (Federal Republic of) 6.00% 20174	BRL2,147	1,166
Brazil (Federal Republic of) Global 8.00% 20185	$2,523	2,945
Brazil (Federal Republic of) 6.00% 20184	BRL 612	335
Brazil (Federal Republic of) 6.00% 20204	2,437	1,368
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,742
Brazil (Federal Republic of) Global 10.125% 2027	1,025	1,755
Brazil (Federal Republic of) Global 11.00% 2040	7,565	9,778
Brazil (Federal Republic of) Global 5.625% 2041	490	603
Brazil (Federal Republic of) 6.00% 20454	BRL4,616	2,812
Turkey (Republic of) 4.00% 20154	TRY2,327	1,348
Turkey (Republic of) 7.25% 2015	$1,700	1,876
Turkey (Republic of) 7.00% 2016	2,000	2,267
Turkey (Republic of) 9.00% 2016	TRY1,000	563
Turkey (Republic of) 7.50% 2017	$1,500	1,753
Turkey (Republic of) 6.75% 2018	1,500	1,718
Turkey (Republic of) 7.00% 2019	800	933
Turkey (Republic of) 10.50% 2020	TRY950	579
Turkey (Republic of) 5.625% 2021	$2,400	2,631
Turkey (Republic of) 9.50% 2022	TRY4,700	2,759
Turkey (Republic of) 6.875% 2036	$600	707
Colombia (Republic of) Global 8.25% 2014	400	470
Colombia (Republic of) Global 12.00% 2015	COP4,716,000	3,290
Colombia (Republic of) Global 7.375% 2017	$3,075	3,824
Colombia (Republic of) Global 11.75% 2020	315	506
Colombia (Republic of) Global 4.375% 2021	930	1,049
Colombia (Republic of) Global 8.125% 2024	635	926
Colombia (Republic of) Global 9.85% 2027	COP3,308,000	2,815
Colombia (Republic of) Global 7.375% 2037	$2,094	3,109
Chilean Government 3.875% 2020	9,480	10,571
Chilean Government 5.50% 2020	CLP1,900,000	4,064
Chilean Government 3.25% 2021	$1,235	1,315
Peru (Republic of) 8.375% 2016	1,706	2,115
Peru (Republic of) 7.35% 2025	3,425	4,829
Peru (Republic of) 8.75% 2033	2,064	3,395
Peru (Republic of) 6.55% 20375	782	1,068
Indonesia (Republic of) 6.875% 2018	500	593
Indonesia (Republic of) 5.875% 2020	3,100	3,588
Indonesia (Republic of) 4.875% 20212	3,000	3,281
Indonesia (Republic of) 4.875% 2021	1,125	1,230
Indonesia (Republic of) 6.625% 2037	750	930
Hungarian Government 6.25% 2020	5,025	4,922
Hungarian Government, Series 20A, 7.50% 2020	HUF320,000	1,400
Hungarian Government 6.375% 2021	$1,550	1,517
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	632
Hungarian Government 7.625% 2041	$810	796
Russian Federation 3.25% 20172	800	807
Russian Federation 5.00% 2020	1,200	1,308
Russian Federation 7.50% 20305	2,777	3,341
Russian Federation 7.50% 20302,5	2,742	3,299
Venezuela (Republic of) 5.75% 2016	1,600	1,384
Venezuela (Republic of) 12.75% 20225	2,000	1,930
Venezuela (Republic of) 9.25% 2027	4,835	3,941
Argentina (Republic of) 7.00% 2015	4,790	3,634
Argentina (Republic of) 8.28% 20335,6	2,971	1,961
Argentina (Republic of) GDP-Linked 2035	6,653	682
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,371
Polish Government, Series 0415, 5.50% 2015	3,000	922
Polish Government 6.375% 2019	$965	1,140
Polish Government, Series 1021, 5.75% 2021	PLN2,000	628
Polish Government 5.00% 2022	$1,190	1,305
Croatian Government 6.25% 20172	200	200
Croatian Government 6.75% 20192	2,200	2,211
Croatian Government 6.625% 2020	880	879
Croatian Government 6.625% 20202	500	499
Croatian Government 6.375% 20212	1,450	1,422
Panama (Republic of) Global 7.125% 2026	890	1,206
Panama (Republic of) Global 8.875% 2027	300	467
Panama (Republic of) Global 9.375% 2029	1,148	1,883
Panama (Republic of) Global 6.70% 20365	859	1,164
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,181
South Africa (Republic of) 5.50% 2020	$1,000	1,158
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	677
South Africa (Republic of) 6.25% 2041	$600	761
State of Qatar 6.40% 2040	2,860	3,654
Dominican Republic 9.04% 20185	437	490
Dominican Republic 7.50% 20215	100	107
Dominican Republic 8.625% 20272,5	1,150	1,248
Uruguay (Republic of) 4.375% 20284	UYU31,369	1,592
Bahrain Government 5.50% 2020	$1,350	1,352
Nigeria (Republic of) 6.75% 20212	910	985
		211,199

ENERGY — 0.62%
Gazprom OJSC 5.092% 20152	1,275	1,348
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,114
Gazprom OJSC 6.51% 20222	600	668
Gazprom OJSC 7.288% 2037	1,200	1,368
Pemex Project Funding Master Trust 4.875% 20222	1,300	1,407
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,151
Pemex Project Funding Master Trust 6.50% 20412	220	258
Petrobras International 5.75% 2020	1,300	1,429
Petrobras International 5.375% 2021	1,445	1,566
PTT Exploration & Production Ltd 5.692% 20212	1,000	1,058
Reliance Holdings Ltd. 4.50% 20202	1,020	961
Ras Laffan Liquefied Natural Gas II 5.298% 20202,5	588	647
		13,975

FINANCIALS — 0.54%
BBVA Bancomer SA, junior subordinated 7.25% 20202	3,725	3,846
BBVA Bancomer SA 6.50% 20212	1,075	1,091
Development Bank of Kazakhstan 5.50% 20152	2,810	2,940
HSBK (Europe) BV 7.25% 20212	1,840	1,838
VEB Finance Ltd. 6.902% 20202	1,085	1,178
VEB Finance Ltd. 6.80% 20252	500	526
Korea Development Bank 4.00% 2016	450	481
Korea Development Bank 3.50% 2017	250	262
Banco de Crédito del Perú 5.375% 20202	100	104
		12,266

MATERIALS — 0.47%
CEMEX Finance LLC 9.50% 20162	2,900	2,842
CEMEX, SAB de CV 9.00% 20182	4,970	4,461
CEMEX SA 9.25% 2020	1,250	1,064
CEMEX SA 9.25% 20202	1,063	905
Mongolian Mining Corp. 8.875% 20172	1,300	1,318
		10,590

UTILITIES — 0.27%
Eskom Holdings Ltd. 5.75% 20212	2,985	3,280
AES Panamá, SA 6.35% 20162	1,100	1,193
CEZ, a s 4.25% 20222	945	973
Enersis SA 7.375% 2014	650	699
		6,145

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 20202	1,200	1,365

INFORMATION TECHNOLOGY — 0.03%
Samsung Electronics America, Inc., 1.75% 20172	700	699

Total bonds, notes & other debt instruments (cost: $235,783,000)		256,239

Short-term securities — 7.06%

U.S. Treasury Bills 0.141%–0.146% due 12/13–12/20/2012	33,400	33,377
Freddie Mac 0.13%–0.17% due 10/25/2012–2/1/2013	23,500	23,482
Thunder Bay Funding, LLC 0.17% due 7/17/20122	22,200	22,198
BASF AG 0.17% due 7/2/20122	18,500	18,500
International Bank for Reconstruction and Development 0.135% due 9/17/2012	16,000	15,997
Nestlé Finance International Ltd. 0.19% due 7/19/2012	15,000	14,999
Bank of Nova Scotia 0.08% due 7/2/2012	10,850	10,850
Fannie Mae 0.11% due 8/28/2012	7,600	7,599
Siemens Capital Co. LLC 0.15% due 7/10/20122	6,600	6,600
Straight-A Funding LLC 0.18% due 8/6/20122	6,100	6,099

Total short-term securities (cost: $159,700,000)		159,701

Total investment securities (cost: $1,907,826,000)		2,238,644
Other assets less liabilities		22,818

Net assets		$2,261,462

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,340,162,000, which represented 59.26% of the net assets of the fund. This amount includes $1,340,126,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $105,180,000, which represented 4.65% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
CLP = Chilean pesos
HUF = Hungarian forints
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 90.36%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.06%
Microsoft Corp.	6,520,000	$199,447
Hewlett-Packard Co.	4,550,000	91,500
Oracle Corp.	2,400,000	71,280
International Business Machines Corp.	330,000	64,541
Intel Corp.	2,200,000	58,630
Texas Instruments Inc.	1,630,000	46,765
Apple Inc.1	80,000	46,720
Google Inc., Class A1	30,000	17,402
Maxim Integrated Products, Inc.	600,000	15,384
		611,669

INDUSTRIALS — 12.72%
General Electric Co.	4,400,000	91,696
CSX Corp.	3,100,000	69,316
United Parcel Service, Inc., Class B	850,000	66,946
United Technologies Corp.	760,000	57,403
Union Pacific Corp.	375,000	44,741
Norfolk Southern Corp.	592,800	42,545
Illinois Tool Works Inc.	650,000	34,379
General Dynamics Corp.	521,000	34,365
Masco Corp.	2,150,000	29,821
Rockwell Automation	450,000	29,727
Textron Inc.	1,000,000	24,870
Eaton Corp.	600,000	23,778
Waste Management, Inc.	600,000	20,040
Emerson Electric Co.	400,000	18,632
Pitney Bowes Inc.	485,400	7,266
		595,525

ENERGY — 12.21%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	90,909
Royal Dutch Shell PLC, Class A (ADR)	900,000	60,687
Chevron Corp.	1,070,000	112,885
ConocoPhillips	1,400,000	78,232
BP PLC (ADR)	1,630,000	66,080
Apache Corp.	492,000	43,242
Baker Hughes Inc.	916,000	37,648
Schlumberger Ltd.	450,000	29,209
EOG Resources, Inc.	255,000	22,978
Exxon Mobil Corp.	200,000	17,114
Marathon Oil Corp.	332,700	8,507
Spectra Energy Corp	150,000	4,359
		571,850

HEALTH CARE — 12.17%
Amgen Inc.	2,060,000	150,462
Abbott Laboratories	1,875,000	120,881
Gilead Sciences, Inc.1	1,634,000	83,792
Bristol-Myers Squibb Co.	1,125,000	40,444
Cardinal Health, Inc.	700,000	29,400
Merck & Co., Inc.	630,000	26,302
Pfizer Inc	1,100,000	25,300
St. Jude Medical, Inc.	532,000	21,232
Medtronic, Inc.	450,000	17,428
Novartis AG (ADR)	300,000	16,770
Stryker Corp.	275,000	15,153
AstraZeneca PLC (ADR)	300,000	13,425
Covidien PLC	175,000	9,363
		569,952

CONSUMER STAPLES — 12.10%
Altria Group, Inc.	3,375,000	116,606
CVS/Caremark Corp.	2,350,000	109,816
Philip Morris International Inc.	1,250,000	109,075
Kraft Foods Inc., Class A	2,030,000	78,399
Kimberly-Clark Corp.	500,000	41,885
PepsiCo, Inc.	550,000	38,863
ConAgra Foods, Inc.	1,200,000	31,116
Kellogg Co.	592,000	29,203
General Mills, Inc.	300,000	11,562
		566,525

TELECOMMUNICATION SERVICES — 7.61%
AT&T Inc.	5,800,000	206,828
Verizon Communications Inc.	2,202,300	97,870
CenturyLink, Inc.	1,055,400	41,678
Sprint Nextel Corp., Series 11	2,984,800	9,730
		356,106

CONSUMER DISCRETIONARY — 7.29%
Harley-Davidson, Inc.	1,147,800	52,489
Comcast Corp., Class A	1,480,000	47,316
Comcast Corp., Class A, special nonvoting shares	100,000	3,140
Home Depot, Inc.	855,000	45,306
News Corp., Class A	1,450,000	32,321
General Motors Co.1	1,630,000	32,144
Garmin Ltd.	617,500	23,644
Carnival Corp., units	650,000	22,275
Johnson Controls, Inc.	800,000	22,168
Best Buy Co., Inc.	700,000	14,672
Royal Caribbean Cruises Ltd.	500,000	13,015
Amazon.com, Inc.1	50,000	11,417
Daimler AG	200,000	8,958
Staples, Inc.	600,000	7,830
Kohl’s Corp.	100,000	4,549
		341,244

FINANCIALS — 4.98%
JPMorgan Chase & Co.	2,840,000	101,473
Citigroup Inc.	2,000,000	54,820
American Express Co.	600,000	34,926
Credit Suisse Group AG (ADR)	1,150,000	21,080
HSBC Holdings PLC (ADR)	318,749	14,066
Genworth Financial, Inc., Class A1	1,190,000	6,735
		233,100

MATERIALS — 3.40%
Dow Chemical Co.	3,470,000	109,305
Praxair, Inc.	200,000	21,746
Air Products and Chemicals, Inc.	200,000	16,146
Celanese Corp., Series A	350,000	12,117
		159,314

UTILITIES — 2.50%
Southern Co.	750,000	34,725
Exelon Corp.	880,000	33,106
PG&E Corp.	447,400	20,254
FirstEnergy Corp.	370,000	18,200
Xcel Energy Inc.	250,000	7,103
NextEra Energy, Inc.	50,000	3,440
		116,828

MISCELLANEOUS — 2.32%
Other common stocks in initial period of acquisition		108,379

Total common stocks (cost: $3,496,018,000)		4,230,492

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 1.03%

CONSUMER DISCRETIONARY — 1.03%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,460,000	48,472

Total convertible securities (cost: $66,189,000)		48,472

	Principal amount
Short-term securities — 9.15%	(000)

Coca-Cola Co. 0.15%–0.23% due 8/16–10/15/20123	$55,500	55,476
Federal Home Loan Bank 0.07%–0.105% due 7/6–8/31/2012	54,400	54,397
Merck & Co. Inc. 0.13% due 8/22/20123	50,000	49,990
Freddie Mac 0.11%–0.12% due 8/27–11/6/2012	46,300	46,290
Wal-Mart Stores, Inc. 0.10%–0.13% due 7/2–7/24/20123	43,700	43,698
U.S. Treasury Bills 0.07%–0.133% due 8/16–10/18/2012	37,500	37,492
NetJets Inc. 0.14% due 7/3–8/20/20123	35,200	35,196
Federal Farm Credit Banks 0.17% due 3/11/2013	20,600	20,570
Emerson Electric Co. 0.14% due 8/6/20123	20,000	19,997
Regents of the University of California 0.17% due 8/7/2012	16,550	16,547
Variable Funding Capital Company LLC 0.15%–0.25% due 7/2–7/11/20123	15,200	15,200
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	13,900	13,899
Tennessee Valley Authority 0.08% due 8/9/2012	10,000	9,999
Fannie Mae 0.07% due 7/5/2012	5,600	5,600
Chevron Corp. 0.09% due 7/23/20123	4,100	4,100

Total short-term securities (cost: $428,452,000)		428,451

Total investment securities (cost: $3,990,889,000)		4,707,415
Other assets less liabilities		(25,372)

Net assets		$4,682,043

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,657,000, which represented 4.78% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

June 30, 2012
  unaudited

Common stocks — 91.09%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.03%
Home Depot, Inc.	1,445,000	$76,571
Virgin Media Inc.	1,667,500	40,670
Comcast Corp., Class A	745,000	23,818
Amazon.com, Inc.1	94,550	21,591
D.R. Horton, Inc.	1,000,000	18,380
Toll Corp.1	600,000	17,838
Saks Inc.1	1,200,000	12,780
DIRECTV, Class A1	242,000	11,814
Carnival Corp., units	325,000	11,138
Toyota Motor Corp.2	246,000	9,915
McGraw-Hill Companies, Inc.	195,000	8,775
Bayerische Motoren Werke AG2	110,000	7,970
Honda Motor Co., Ltd.2	218,000	7,594
McDonald’s Corp.	70,500	6,241
Daimler AG2	137,000	6,161
adidas AG2	82,700	5,932
Woolworths Holdings Ltd.2	638,065	3,930
SES SA, Class A (FDR)2	150,000	3,547
Time Warner Inc.	50,000	1,925
		296,590

FINANCIALS — 14.51%
Agricultural Bank of China, Class H2	68,383,000	27,609
Marsh & McLennan Companies, Inc.	800,000	25,784
Industrial and Commercial Bank of China Ltd., Class H2	42,145,940	23,567
Prudential PLC2	1,618,689	18,755
Macquarie International Infrastructure Fund Ltd.2	36,200,164	15,083
JPMorgan Chase & Co.	333,200	11,905
Rayonier Inc.	260,000	11,674
Wells Fargo & Co.	335,000	11,202
Capitol Federal Financial, Inc.	901,793	10,713
Bank of Nova Scotia	200,000	10,361
Hospitality Properties Trust	375,000	9,289
Citigroup Inc.	305,000	8,360
AXA SA2	583,935	7,816
Fairfax Financial Holdings Ltd.	19,000	7,524
BNP Paribas SA2	194,031	7,490
Westfield Group2	766,000	7,463
CME Group Inc., Class A	26,500	7,105
Berkshire Hathaway Inc., Class B1	84,000	7,000
American Express Co.	115,000	6,694
Longfor Properties Co. Ltd.2	4,128,000	6,484
China Life Insurance Co. Ltd., Class H2	2,400,000	6,302
Toronto-Dominion Bank	80,000	6,261
United Overseas Bank Ltd.2	414,099	6,154
Bank of America Corp.	700,000	5,726
Goldman Sachs Group, Inc.	55,200	5,291
PNC Financial Services Group, Inc.	65,000	3,972
QBE Insurance Group Ltd.2	285,000	3,929
ICICI Bank Ltd. (ADR)	115,000	3,727
Bank of China Ltd., Class H2	4,840,000	1,852
First Southern Bancorp, Inc.1,2,3	122,265	1,092
		286,184

INDUSTRIALS — 9.40%
United Continental Holdings, Inc.1	900,000	21,897
Meggitt PLC2	3,480,500	21,107
Union Pacific Corp.	150,000	17,897
Lockheed Martin Corp.	200,000	17,416
Schneider Electric SA2	268,242	14,946
Geberit AG2	60,000	11,835
Waste Management, Inc.	340,000	11,356
Parker Hannifin Corp.	145,000	11,148
United Technologies Corp.	140,000	10,574
Siemens AG2	85,000	7,145
Rickmers Maritime2,4	27,420,000	6,955
Kubota Corp.2	715,000	6,599
Vallourec SA2	160,000	6,567
Emerson Electric Co.	140,000	6,521
General Electric Co.	255,000	5,314
Ryanair Holdings PLC (ADR)1	145,000	4,408
Aggreko PLC2	116,247	3,781
		185,466

CONSUMER STAPLES — 9.01%
Kraft Foods Inc., Class A	790,000	30,510
Unilever NV, depository receipts2	705,000	23,597
British American Tobacco PLC2	339,500	17,280
Sysco Corp.	460,000	13,713
Anheuser-Busch InBev NV2	175,000	13,605
Pernod Ricard SA2	112,200	12,003
Philip Morris International Inc.	125,000	10,907
Coca-Cola Amatil Ltd.2	729,801	10,024
Coca-Cola Co.	128,000	10,008
Nestlé SA2	150,000	8,948
Tesco PLC2	1,750,000	8,506
Shoprite Holdings Ltd.2	330,000	6,097
Altria Group, Inc.	150,000	5,182
China Yurun Food Group Ltd.2	5,000,000	4,401
Coca-Cola Hellenic Bottling Co. SA1,2	165,000	2,927
		177,708

INFORMATION TECHNOLOGY — 8.64%
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	16,960,000	46,422
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)1	400,000	5,584
Apple Inc.1	42,900	25,053
Google Inc., Class A1	40,450	23,464
International Business Machines Corp.	100,000	19,558
TE Connectivity Ltd.	300,000	9,573
ASM Pacific Technology Ltd.2	737,000	9,398
Nintendo Co., Ltd.2	77,800	9,078
Avago Technologies Ltd.	222,000	7,970
Samsung Electronics Co. Ltd.2	7,210	7,644
Microsoft Corp.	125,000	3,824
Oracle Corp.	100,000	2,970
		170,538

MATERIALS — 8.57%
Newmont Mining Corp.	800,000	38,808
Yamana Gold Inc.	2,000,000	30,861
Barrick Gold Corp.	650,000	24,421
Dow Chemical Co.	445,000	14,018
Nucor Corp.	320,000	12,128
Impala Platinum Holdings Ltd.2	685,648	11,402
PT Semen Gresik (Persero) Tbk2	8,291,000	10,013
BASF SE2	143,300	9,958
Gold Fields Ltd.2	500,000	6,385
Praxair, Inc.	30,000	3,262
Ambuja Cements Ltd.2	830,000	2,607
Fletcher Building Ltd.2	550,000	2,601
Cliffs Natural Resources Inc.	51,000	2,514
		168,978

HEALTH CARE — 7.67%
Merck & Co., Inc.	1,519,544	63,441
Eli Lilly and Co.	500,000	21,455
Novartis AG2	303,000	16,901
Sonic Healthcare Ltd.2	1,285,000	16,758
Vertex Pharmaceuticals Inc.1	238,877	13,358
Novo Nordisk A/S, Class B2	58,000	8,391
Baxter International Inc.	112,000	5,953
Johnson & Johnson	75,000	5,067
		151,324

ENERGY — 6.73%
Royal Dutch Shell PLC, Class B (ADR)	225,000	15,734
Royal Dutch Shell PLC, Class A (ADR)	115,000	7,755
Chevron Corp.	212,300	22,398
Crescent Point Energy Corp.	446,000	16,647
Technip SA2	106,000	11,062
Cobalt International Energy, Inc.1	450,000	10,575
TOTAL SA2	225,000	10,154
Kinder Morgan, Inc.	310,000	9,988
Enbridge Inc.	151,062	6,033
Saipem SpA, Class S2	126,800	5,647
Oil Search Ltd.2	762,137	5,200
Transocean Ltd.	95,000	4,249
Cenovus Energy Inc.	132,000	4,197
Cairn India Ltd.1,2	574,000	3,184
		132,823

TELECOMMUNICATION SERVICES — 6.58%
Verizon Communications Inc.	802,500	35,663
AT&T Inc.	525,000	18,722
Telstra Corp. Ltd.2	4,780,000	18,113
TalkTalk Telecom Group PLC2	5,691,100	16,989
SOFTBANK CORP.2	270,000	10,038
Total Access Communication PCL2	4,250,000	9,980
América Móvil, SAB de CV, Series L	2,040,000	2,660
América Móvil, SAB de CV, Series L (ADR)	100,000	2,606
Bell Aliant Inc.	200,000	5,015
Koninklijke KPN NV2	510,000	4,884
Taiwan Mobile Co., Ltd.2	938,000	3,100
France Télécom SA2	159,000	2,092
		129,862

UTILITIES — 2.97%
Power Assets Holdings Ltd.2	2,250,000	16,894
GDF SUEZ2	667,659	15,930
National Grid PLC2	1,225,000	12,966
DUET Group2	4,618,084	8,715
PG&E Corp.	90,500	4,097
		58,602

MISCELLANEOUS — 1.98%
Other common stocks in initial period of acquisition		39,049

Total common stocks (cost: $1,607,569,000)		1,797,124

	Shares or
Convertible securities — 0.63%	principal amount

MATERIALS — 0.46%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	9,007

CONSUMER STAPLES — 0.09%
Shoprite Holdings Ltd., 6.50% convertible notes 2017	ZAR12,944,500	1,741

CONSUMER DISCRETIONARY — 0.05%
MGM Resorts International 4.25% convertible notes 2015	$939,000	954

FINANCIALS — 0.03%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	708

Total convertible securities (cost: $8,720,000)		12,410

	Principal amount
Bonds, notes & other debt instruments — 1.36%	(000)

FINANCIALS — 0.58%
Zions Bancorporation 5.65% 2014	$1,310	1,353
Zions Bancorporation 5.50% 2015	5,880	5,994
Zions Bancorporation 6.00% 2015	3,955	4,111
		11,458

TELECOMMUNICATION SERVICES — 0.46%
Digicel Group Ltd. 12.00% 20145	8,225	9,130

CONSUMER DISCRETIONARY — 0.32%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,196

Total bonds, notes & other debt instruments (cost: $21,238,000)		26,784

	Principal amount	Value
Short-term securities — 6.25%	(000)	(000)

Freddie Mac 0.12%–0.14% due 9/17/2012–1/9/2013	$45,700	$45,680
Fannie Mae 0.12%–0.14% due 9/19/2012–1/3/2013	20,100	20,088
Scotiabank Inc. 0.12% due 7/25/20125	14,900	14,899
eBay Inc. 0.15% due 9/19/20125	14,500	14,494
Variable Funding Capital Company LLC 0.16% due 7/19/20125	10,000	9,999
Novartis Securities Investment Ltd. 0.15% due 8/7/20125	10,000	9,998
U.S. Treasury Bills 0.07%–0.12% due 8/16–8/23/2012	5,600	5,600
Federal Home Loan Bank 0.13% due 8/14/2012	2,640	2,640

Total short-term securities (cost: $123,401,000)		123,398

Total investment securities (cost: $1,760,928,000)		1,959,716
Other assets less liabilities		13,231

Net assets		$1,972,947

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $695,286,000, which represented 35.24% of the net assets of the fund. This amount includes $693,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,092	.07%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	708	.03
Total restricted securities		$2,789	$1,800	.10%

4Represents an affiliated company as defined under the Investment Company Act of 1940.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,520,000, which represented 2.97% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
ZAR = South African rand

Growth-Income FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 88.70%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.73%
Apple Inc.1	1,285,000	$750,440
Microsoft Corp.	19,158,400	586,055
Oracle Corp.	14,435,000	428,720
Intel Corp.	10,011,900	266,817
Yahoo! Inc.1	13,774,400	218,049
Computer Sciences Corp.2	8,034,513	199,417
Texas Instruments Inc.	5,825,000	167,119
Gemalto NV3	1,625,000	116,864
Linear Technology Corp.	3,500,000	109,655
Xilinx, Inc.	2,422,400	81,320
QUALCOMM Inc.	1,415,600	78,821
Autodesk, Inc.1	2,000,000	69,980
KLA-Tencor Corp.	1,250,000	61,563
Accenture PLC, Class A	925,000	55,583
Automatic Data Processing, Inc.	955,000	53,155
Hewlett-Packard Co.	2,500,000	50,275
Motorola Solutions, Inc.	994,642	47,852
Cisco Systems, Inc.	2,600,000	44,642
Adobe Systems Inc.1	1,370,000	44,347
Analog Devices, Inc.	1,000,000	37,670
Maxim Integrated Products, Inc.	1,120,000	28,717
Electronic Arts Inc.1	2,235,000	27,602
Nokia Corp.3	13,105,000	26,997
Samsung Electronics Co. Ltd.3	25,000	26,506
HOYA Corp.3	1,000,000	22,034
Quanta Computer Inc.3	7,140,000	19,222
Rovi Corp.1	942,800	18,498
SAP AG3	239,500	14,143
AOL Inc.1	493,031	13,844
Nintendo Co., Ltd.3	75,000	8,751
Western Union Co.	400,000	6,736
Comverse Technology, Inc.1	970,000	5,645
First Solar, Inc.1	170,000	2,560
		3,689,599

CONSUMER DISCRETIONARY — 14.38%
Comcast Corp., Class A	12,305,507	393,407
Comcast Corp., Class A, special nonvoting shares	1,000,000	31,400
Home Depot, Inc.	7,875,000	417,296
Amazon.com, Inc.1	1,490,000	340,241
News Corp., Class A	14,500,200	323,209
Time Warner Cable Inc.	3,597,601	295,363
Time Warner Inc.	6,756,667	260,132
Mattel, Inc.	7,000,000	227,080
General Motors Co.1	7,796,330	153,744
Royal Caribbean Cruises Ltd.	4,805,000	125,074
Carnival Corp., units	3,030,000	103,838
DIRECTV, Class A1	1,982,500	96,786
D.R. Horton, Inc.	5,000,000	91,900
Garmin Ltd.	2,400,000	91,896
Melco Crown Entertainment Ltd. (ADR)1	6,000,000	69,120
Fiat SpA1,3	12,000,000	60,721
Reed Elsevier PLC3	6,375,000	51,143
Daily Mail and General Trust PLC, Class A, nonvoting3	6,400,000	42,444
Virgin Media Inc.	1,702,300	41,519
NIKE, Inc., Class B	404,180	35,479
McDonald’s Corp.	400,000	35,412
Nordstrom, Inc.	600,000	29,814
Kohl’s Corp.	600,000	27,294
Expedia, Inc.	305,450	14,683
TripAdvisor, Inc.1	305,450	13,651
Gourmet Master Co., Ltd.3	28,900	202
		3,372,848

HEALTH CARE — 11.22%
Gilead Sciences, Inc.1	7,701,000	394,907
Amgen Inc.	3,990,400	291,459
Abbott Laboratories	4,095,000	264,005
Edwards Lifesciences Corp.1	2,250,000	232,425
Alexion Pharmaceuticals, Inc.1	2,340,000	232,362
Biogen Idec Inc.1	1,528,000	220,612
Merck & Co., Inc.	4,603,090	192,179
Illumina, Inc.1	3,384,400	136,696
Forest Laboratories, Inc.1	3,730,000	130,513
Hologic, Inc.1	5,661,300	102,130
Medtronic, Inc.	2,315,000	89,660
Cardinal Health, Inc.	1,800,000	75,600
Pfizer Inc	3,255,000	74,865
Thermo Fisher Scientific Inc.	700,000	36,337
Boston Scientific Corp.1	5,900,000	33,453
St. Jude Medical, Inc.	800,000	31,928
Allergan, Inc.	325,000	30,085
Bayer AG3	400,000	28,843
Novartis AG3	365,000	20,360
Johnson & Johnson	200,000	13,512
		2,631,931

INDUSTRIALS — 11.03%
CSX Corp.	16,332,669	365,198
United Parcel Service, Inc., Class B	2,726,400	214,731
United Technologies Corp.	2,806,400	211,967
General Electric Co.	9,200,000	191,728
General Dynamics Corp.	2,707,000	178,554
Precision Castparts Corp.	1,047,710	172,338
Union Pacific Corp.	1,382,974	165,003
3M Co.	1,706,000	152,858
Norfolk Southern Corp.	2,109,687	151,412
Waste Management, Inc.	3,350,000	111,890
Republic Services, Inc.	3,480,000	92,081
European Aeronautic Defence and Space Co. EADS NV3	2,575,000	91,316
Emerson Electric Co.	1,930,000	89,899
Iron Mountain Inc.	2,598,111	85,634
Avery Dennison Corp.	2,225,000	60,832
Verisk Analytics, Inc., Class A1	1,200,000	59,112
Textron Inc.	1,970,100	48,996
United Continental Holdings, Inc.1	1,635,000	39,780
Southwest Airlines Co.	3,860,000	35,589
Lockheed Martin Corp.	400,000	34,832
Rockwell Automation	500,000	33,030
		2,586,780

ENERGY — 9.11%
Royal Dutch Shell PLC, Class A (ADR)	4,185,000	282,195
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	115,552
Royal Dutch Shell PLC, Class B3	3,219,816	112,372
Schlumberger Ltd.	4,690,000	304,428
Chevron Corp.	2,376,200	250,689
Apache Corp.	2,762,000	242,752
EOG Resources, Inc.	2,313,353	208,456
Baker Hughes Inc.	3,870,000	159,057
Devon Energy Corp.	1,693,000	98,177
ConocoPhillips	1,753,360	97,978
BP PLC3	11,504,409	77,082
Nexen Inc.	2,635,000	44,505
Southwestern Energy Co.1	1,375,000	43,904
OAO Gazprom (ADR)3	4,534,200	42,921
Canadian Natural Resources, Ltd.	990,000	26,556
Eni SpA3	912,000	19,463
Range Resources Corp.	190,000	11,755
		2,137,842

CONSUMER STAPLES — 7.82%
Philip Morris International Inc.	7,114,500	620,811
Kraft Foods Inc., Class A	5,932,447	229,111
Coca-Cola Co.	2,667,700	208,588
CVS/Caremark Corp.	3,000,000	140,190
PepsiCo, Inc.	1,863,219	131,655
Altria Group, Inc.	3,665,000	126,626
Unilever NV (New York registered)	2,700,000	90,045
L’Oréal SA, non-registered shares3	645,000	75,557
Asahi Group Holdings, Ltd.3	3,400,000	73,024
Molson Coors Brewing Co., Class B	1,671,500	69,551
Green Mountain Coffee Roasters, Inc.1	2,161,434	47,076
Avon Products, Inc.	1,378,300	22,342
		1,834,576

FINANCIALS — 5.75%
State Street Corp.	4,221,000	188,425
Aon PLC, Class A	2,946,000	137,814
Marsh & McLennan Companies, Inc.	3,789,100	122,123
Arthur J. Gallagher & Co.	2,925,000	102,580
Prudential Financial, Inc.	2,100,000	101,703
Weyerhaeuser Co.1	3,784,541	84,622
Citigroup Inc.	2,950,000	80,860
JPMorgan Chase & Co.	2,000,000	71,460
HSBC Holdings PLC (ADR)	1,538,570	67,897
Willis Group Holdings PLC	1,524,400	55,625
Hudson City Bancorp, Inc.	8,000,000	50,960
Wells Fargo & Co.	1,500,000	50,160
NYSE Euronext	1,761,900	45,069
First American Financial Corp.	2,251,680	38,188
UBS AG3	3,058,666	35,769
Bank of New York Mellon Corp.	1,574,605	34,563
Fifth Third Bancorp	2,352,000	31,517
Genworth Financial, Inc., Class A1	3,698,000	20,931
Moody’s Corp.	447,458	16,355
American International Group, Inc.1	307,200	9,858
Radian Group Inc.	496,742	1,634
WMI Holdings Corp.1	45,940	23
		1,348,136

MATERIALS — 4.71%
Dow Chemical Co.	11,009,100	346,787
Air Products and Chemicals, Inc.	1,680,000	135,626
Celanese Corp., Series A	3,865,000	133,806
Monsanto Co.	1,100,000	91,058
Freeport-McMoRan Copper & Gold Inc.	2,000,000	68,140
International Flavors & Fragrances Inc.	1,199,600	65,738
Praxair, Inc.	499,624	54,324
Sealed Air Corp.	3,200,000	49,408
Barrick Gold Corp.	1,175,000	44,145
ArcelorMittal3	2,540,000	39,238
CRH PLC3	1,600,000	30,760
SSAB Svenskt Stål AB, Class A3	3,276,684	27,267
Akzo Nobel NV3	247,000	11,619
MeadWestvaco Corp.	258,200	7,423
		1,105,339

TELECOMMUNICATION SERVICES — 4.45%
AT&T Inc.	12,850,000	458,231
Crown Castle International Corp.1	2,948,600	172,965
Verizon Communications Inc.	3,153,900	140,159
Telephone and Data Systems, Inc.	6,307,090	134,278
Sprint Nextel Corp., Series 11	34,690,000	113,089
MetroPCS Communications, Inc.1	3,650,000	22,083
CenturyLink, Inc.	78,775	3,111
		1,043,916

UTILITIES — 1.17%
FirstEnergy Corp.	1,430,000	70,342
Dominion Resources, Inc.	1,175,000	63,450
Public Service Enterprise Group Inc.	1,785,000	58,013
SSE PLC3	2,000,000	43,603
Exelon Corp.	1,050,000	39,501
		274,909

MISCELLANEOUS — 3.33%
Other common stocks in initial period of acquisition		781,390

Total common stocks (cost: $16,339,938,000)		20,807,266

Preferred securities — 0.07%

MISCELLANEOUS — 0.07%
Other preferred securities in initial period of acquisition		16,477

Total preferred securities (cost: $15,000,000)		16,477

		Value
Rights & warrants — 0.01%	Shares	(000)

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	79,175	$872
General Motors Co., Series B, warrants, expire 20191	79,175	537
		1,409

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,3	1,600,000	—

Total rights & warrants (cost: $10,039,000)		1,409

	Shares or
Convertible securities — 0.51%	principal amount

FINANCIALS — 0.23%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	47,058
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred1,4	6,000	6,765
		53,823

INDUSTRIALS — 0.11%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	26,482

MISCELLANEOUS — 0.17%
Other convertible securities in initial period of acquisition		40,378

Total convertible securities (cost: $119,351,000)		120,683

	Principal amount
Bonds, notes & other debt instruments — 0.36%	(000)

FINANCIALS — 0.23%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	$29,049	31,957
Regions Financial Corp. 7.75% 2014	19,980	21,628
		53,585

TELECOMMUNICATION SERVICES — 0.13%
Sprint Nextel Corp. 9.125% 20176	20,250	21,313
Sprint Nextel Corp. 11.50% 20216	8,325	9,304
		30,617

Total bonds, notes & other debt instruments (cost: $78,574,000)		84,202

Short-term securities — 10.30%

U.S. Treasury Bills 0.07%–0.147% due 7/19–11/15/2012	564,700	564,569
Freddie Mac 0.07%–0.19% due 7/2/2012–4/1/2013	399,275	399,068
Fannie Mae 0.07%–0.15% due 7/16–12/5/2012	356,200	356,156
Federal Home Loan Bank 0.11%–0.20% due 7/6–12/20/2012	187,000	186,963
Coca-Cola Co. 0.13%–0.18% due 7/10–8/24/20126	173,500	173,471
Procter & Gamble Co. 0.12%–0.15% due 8/6–8/13/20126	130,187	130,168
Straight-A Funding LLC 0.15%–0.17% due 7/13–7/24/20126	113,474	113,464
Merck & Co. Inc. 0.12% due 7/17–8/17/20126	90,000	89,992
Variable Funding Capital Company LLC 0.19%–0.25% due 7/2–7/16/20126	71,500	71,495
Abbott Laboratories 0.15%–0.17% due 9/5–9/17/20126	70,800	70,780
Wal-Mart Stores, Inc. 0.12%–0.13% due 7/23–7/24/20126	54,700	54,695
Federal Farm Credit Banks 0.12%–0.22% due 11/26/2012–5/6/2013	40,000	39,958
JPMorgan Chase & Co. 0.25% due 7/25/2012	36,800	36,795
PepsiCo Inc. 0.12% due 8/29/20126	33,000	32,991
Paccar Financial Corp. 0.13% due 7/27/2012	25,000	24,998
Emerson Electric Co. 0.14% due 8/7/20126	20,000	19,997
John Deere Capital Corp. 0.14% due 7/18/20126	14,500	14,499
Google Inc. 0.14% due 8/8/20126	14,200	14,197
Johnson & Johnson 0.17% due 11/1/20126	12,200	12,192
Medtronic Inc. 0.11% due 7/27/20126	10,000	9,999

Total short-term securities (cost: $2,416,410,000)		2,416,447

Total investment securities (cost: $18,979,312,000)		23,446,484
Other assets less liabilities		10,872

Net assets		$23,457,356
As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,209,910,000, which represented 5.16% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.

5Coupon rate may change periodically.

6Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $838,557,000, which represented 3.57% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 79.48%	Shares	Value (000)

CONSUMER STAPLES — 14.54%
Philip Morris International Inc.	145,040	$12,656
British American Tobacco PLC1	199,500	10,154
Imperial Tobacco Group PLC1	140,900	5,421
Koninklijke Ahold NV1	197,000	2,441
Nestlé SA1	36,750	2,192
Wesfarmers Ltd.1	43,150	1,328
Anheuser-Busch InBev NV1	16,600	1,291
SABMiller PLC1	28,300	1,137
Danone SA1	17,400	1,080
Wilmar International Ltd.1	211,000	607
Pernod Ricard SA1	5,440	582
Treasury Wine Estates Ltd.1	71,666	321
		39,210

CONSUMER DISCRETIONARY — 10.32%
NEXT PLC1	105,000	5,265
H & M Hennes & Mauritz AB, Class B1	122,400	4,401
Isuzu Motors Ltd.1	788,000	4,213
Whitbread PLC1	62,500	1,994
Li & Fung Ltd.1	851,000	1,651
Cie. Financière Richemont SA, Class A, non-registered shares1	29,800	1,636
Virgin Media Inc.	59,500	1,451
Swatch Group Ltd, non-registered shares1	3,650	1,444
WPP PLC1	100,000	1,215
OPAP SA1	177,340	1,116
Daimler AG1	24,700	1,111
Honda Motor Co., Ltd.1	23,500	819
Toyota Motor Corp.1	19,100	770
adidas AG1	8,000	574
Fiat SpA1,2	37,500	190
		27,850

TELECOMMUNICATION SERVICES — 9.38%
Singapore Telecommunications Ltd.1	2,222,000	5,810
Elisa Oyj, Class A1	167,000	3,362
China Communications Services Corp. Ltd., Class H1,2	6,504,800	3,225
OJSC Mobile TeleSystems (ADR)	117,000	2,012
Millicom International Cellular SA (SDR)1	19,300	1,821
Ziggo NV1,2	50,993	1,631
Vodafone Group PLC1	546,500	1,536
Advanced Info Service PCL1	230,000	1,343
Taiwan Mobile Co., Ltd.1	316,000	1,044
Türk Telekomünikasyon AS, Class D1	252,400	1,032
Turkcell Iletisim Hizmetleri AS1,2	155,000	783
Philippine Long Distance Telephone Co.1	8,300	523
Chunghwa Telecom Co., Ltd.1	128,000	403
Maxis Bhd.1	197,200	398
Telefónica, SA, non-registered shares1	27,800	367
		25,290

UTILITIES — 8.45%
SSE PLC1	350,350	7,638
National Grid PLC1	471,700	4,993
GDF SUEZ1	152,016	3,627
PT Perusahaan Gas Negara (Persero) Tbk1	9,159,000	3,460
ENN Energy Holdings Ltd.1	380,000	1,336
EDP — Energias de Portugal, SA1	466,100	1,101
Power Assets Holdings Ltd.1	86,500	649
		22,804

INDUSTRIALS — 7.66%
Jardine Matheson Holdings Ltd.1	81,700	3,979
Legrand SA1	85,000	2,891
VINCI SA1	55,100	2,579
ASSA ABLOY AB, Class B1	76,000	2,125
Ryanair Holdings PLC (ADR)2	61,400	1,867
Siemens AG1	15,000	1,261
BAE Systems PLC1	243,058	1,100
AB Volvo, Class B1	93,800	1,074
Capita PLC1	100,000	1,028
Hutchison Whampoa Ltd.1	67,000	579
Embraer SA, ordinary nominative	72,000	479
Hutchison Port Holdings Trust1,3	668,000	477
Sandvik AB1	35,522	457
Schneider Electric SA1	7,228	403
Fiat Industrial SpA1	37,500	370
		20,669

FINANCIALS — 7.03%
Link Real Estate Investment Trust1	990,000	4,048
Nordea Bank AB1	420,000	3,636
Canadian Imperial Bank of Commerce (CIBC)	27,000	1,900
Westfield Group1	151,500	1,476
Prudential PLC1	110,000	1,275
Barclays PLC1	490,000	1,254
Bank of China Ltd., Class H1	2,818,000	1,078
CapitaMall Trust, units1	650,000	985
Banco Santander, SA1	130,121	869
Investor AB, Class B1	42,100	805
Japan Real Estate Investment Corp.1	61	561
Deutsche Börse AG1	10,300	556
Itaú Unibanco Holding SA, preferred nominative	30,200	425
Sberbank of Russia (ADR)	7,500	81
		18,949

HEALTH CARE — 6.54%
Fresenius SE & Co. KGaA1	37,000	3,837
Mindray Medical International Ltd., Class A (ADR)	126,100	3,819
Novartis AG1	61,225	3,415
Sonic Healthcare Ltd.1	236,175	3,080
GlaxoSmithKline PLC1	85,600	1,941
Getinge AB, Class B1	62,700	1,554
		17,646

ENERGY — 5.11%
BP PLC1	1,056,551	7,079
Royal Dutch Shell PLC, Class B1	125,000	4,362
PTT PCL1	162,000	1,657
OAO Gazprom (ADR)1	71,800	680
		13,778

INFORMATION TECHNOLOGY — 5.08%
Quanta Computer Inc.1	1,633,020	4,396
HTC Corp.1	281,000	3,695
NetEase, Inc. (ADR)2	34,400	2,024
Baidu, Inc., Class A (ADR)2	10,950	1,259
Samsung Electronics Co. Ltd.1	1,100	1,166
MediaTek Inc.1	95,369	884
Delta Electronics, Inc.1	85,760	266
		13,690

MATERIALS — 4.77%
Svenska Cellulosa AB SCA, Class B1	238,800	3,586
Amcor Ltd.1	282,000	2,055
Formosa Chemicals & Fibre Corp.1	499,000	1,321
Akzo Nobel NV1	26,300	1,237
Ube Industries, Ltd.1	500,000	1,161
Nitto Denko Corp.1	24,300	1,036
ArcelorMittal1	58,600	905
CRH PLC1	39,730	764
Syngenta AG1	1,450	495
Israel Chemicals Ltd.1	27,200	300
		12,860

MISCELLANEOUS — 0.60%
Other common stocks in initial period of acquisition		1,626

Total common stocks (cost: $198,293,000)		214,372

	Principal amount
Bonds, notes & other debt instruments — 3.96%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.59%
United Mexican States Government, Series M30, 10.00% 2036	MXN16,900	1,763
German Government 3.00% 2020	€655	938
German Government, Series 8, 4.75% 2040	150	283
Polish Government, Series 1021, 5.75% 2021	PLN2,540	798
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	519
		4,301

FINANCIALS — 1.30%
WEA Finance LLC 4.625% 20213	$3,085	3,269
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)3,4	200	246
		3,515

ENERGY — 0.65%
Gazprom OJSC, Series 9, 6.51% 2022	270	301
Gazprom OJSC 7.288% 2037	790	901
Shell International Finance BV 5.50% 2040	420	548
		1,750

TELECOMMUNICATION SERVICES — 0.42%
MTS International Funding Ltd. 8.625% 2020	860	988
MTS International Funding Ltd. 8.625% 20203	119	137
		1,125

Total bonds, notes & other debt instruments (cost: $9,969,000)		10,691

Short-term securities — 9.27%

Straight-A Funding LLC 0.18% due 9/25/20123	6,500	6,497
Bank of Nova Scotia 0.08% due 7/2/2012	4,150	4,150
Siemens Capital Co. LLC 0.12% due 7/13/20123	3,200	3,200
Freddie Mac 0.07% due 7/17/2012	2,700	2,700
Jupiter Securitization Co., LLC 0.17% due 7/17/20123	2,500	2,500
Federal Home Loan Bank 0.12% due 8/1/2012	2,200	2,200
American Honda Finance Corp. 0.15% due 8/16/2012	2,000	1,999
Estée Lauder Companies Inc. 0.12% due 7/24/20123	1,750	1,750

Total short-term securities (cost: $24,996,000)		24,996

Total investment securities (cost: $233,258,000)		250,059
Other assets less liabilities		19,651

Net assets		$269,710

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous”, was $186,399,000, which represented 69.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,076,000, which represented 6.70% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
HUF = Hungarian forints
MXN = Mexican pesos
PLN = Polish zloty

Asset Allocation FundSM
Investment portfolio

June 30, 2012
 unaudited

Common stocks — 74.07%	Shares	Value (000)

FINANCIALS — 10.32%
ACE Ltd.	2,320,000	$171,982
American Tower Corp.	2,450,000	171,280
Goldman Sachs Group, Inc.	1,750,000	167,755
American Express Co.	2,600,000	151,346
JPMorgan Chase & Co.	2,500,000	89,325
Citigroup Inc.	2,750,000	75,377
Wells Fargo & Co.	2,000,000	66,880
Allstate Corp.	1,900,000	66,671
Progressive Corp.	2,950,000	61,448
Bank of America Corp.	7,500,000	61,350
Marsh & McLennan Companies, Inc.	1,740,000	56,080
Moody’s Corp.	1,200,000	43,860
T. Rowe Price Group, Inc.	550,000	34,628
		1,217,982

CONSUMER DISCRETIONARY — 10.21%
Comcast Corp., Class A	7,950,000	254,161
Home Depot, Inc.	4,200,000	222,558
McDonald’s Corp.	1,060,000	93,842
VF Corp.	700,000	93,415
Amazon.com, Inc.1	400,000	91,340
DIRECTV, Class A1	1,850,000	90,317
SES SA, Class A (FDR)2	3,000,000	70,942
General Motors Co.1	3,000,000	59,160
Naspers Ltd., Class N2	1,100,000	58,824
Toyota Motor Corp.2	1,400,000	56,428
Johnson Controls, Inc.	1,750,000	48,492
Virgin Media Inc.	1,350,000	32,927
CarMax, Inc.1	1,085,078	28,147
Cooper-Standard Holdings Inc.1	123,234	4,560
		1,205,113

HEALTH CARE — 10.12%
Merck & Co., Inc.	5,900,000	246,325
Johnson & Johnson	3,075,000	207,747
Gilead Sciences, Inc.1	3,650,000	187,172
Cardinal Health, Inc.	3,340,000	140,280
Baxter International Inc.	2,510,000	133,406
UnitedHealth Group Inc.	1,600,000	93,600
Bristol-Myers Squibb Co.	2,500,000	89,875
Incyte Corp.1	2,160,000	49,032
Teva Pharmaceutical Industries Ltd. (ADR)	1,170,000	46,145
		1,193,582

INFORMATION TECHNOLOGY — 9.37%
Oracle Corp.	8,130,000	241,461
Microsoft Corp.	6,000,000	183,540
Apple Inc.1	210,000	122,640
ASML Holding NV (New York registered)	2,250,000	115,695
Texas Instruments Inc.	3,500,000	100,415
Samsung Electronics Co. Ltd.2	68,000	72,095
VeriSign, Inc.1	1,500,000	65,355
Corning Inc.	4,500,000	58,185
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)1	4,000,000	55,840
International Business Machines Corp.	285,000	55,741
Google Inc., Class A1	60,000	34,804
		1,105,771

ENERGY — 8.94%
Kinder Morgan, Inc.	6,740,000	217,163
Chevron Corp.	1,525,000	160,887
Noble Energy, Inc.	800,000	67,856
Technip SA2	650,000	67,831
Transocean Ltd.	1,400,000	62,622
Suncor Energy Inc.	2,150,000	62,171
Denbury Resources Inc.1	4,000,000	60,440
Concho Resources Inc.1	670,000	57,030
Apache Corp.	640,000	56,250
Rosetta Resources Inc.1	1,500,000	54,960
Schlumberger Ltd.	830,000	53,875
Royal Dutch Shell PLC, Class B (ADR)	760,000	53,147
Tenaris SA (ADR)	1,300,000	45,461
Core Laboratories NV	300,000	34,770
		1,054,463

INDUSTRIALS — 6.79%
Boeing Co.	2,400,000	178,320
General Electric Co.	6,050,000	126,082
Lockheed Martin Corp.	1,300,000	113,204
Parker Hannifin Corp.	1,000,000	76,880
Danaher Corp.	1,220,000	63,538
CSX Corp.	2,610,000	58,360
Emerson Electric Co.	1,200,000	55,896
Expeditors International of Washington, Inc.	1,266,245	49,067
Rockwell Collins, Inc.	950,000	46,883
Cummins Inc.	330,000	31,980
Nortek, Inc.1	16,450	823
Atrium Corp.1,2,3	535	21
		801,054

MATERIALS — 5.46%
FMC Corp.	2,500,000	133,700
Dow Chemical Co.	4,080,000	128,520
LyondellBasell Industries NV, Class A	2,500,000	100,675
Rio Tinto PLC2	1,681,753	80,320
Monsanto Co.	800,000	66,224
Sigma-Aldrich Corp.	840,000	62,101
Nucor Corp.	1,250,000	47,375
Barrick Gold Corp.	660,000	24,796
		643,711

CONSUMER STAPLES — 4.48%
Unilever NV (New York registered)	2,930,000	97,715
Coca-Cola Co.	1,000,000	78,190
Philip Morris International Inc.	870,000	75,916
Nestlé SA (ADR)	1,250,000	74,675
Costco Wholesale Corp.	600,000	57,000
Kraft Foods Inc., Class A	1,300,000	50,206
Colgate-Palmolive Co.	460,000	47,886
Procter & Gamble Co.	770,000	47,163
		528,751

UTILITIES — 3.24%
PG&E Corp.	2,785,000	126,077
Edison International	1,980,000	91,476
FirstEnergy Corp.	1,715,000	84,361
Exelon Corp.	2,120,000	79,754
		381,668

TELECOMMUNICATION SERVICES — 0.88%
AT&T Inc.	2,900,000	103,414

MISCELLANEOUS — 4.26%
Other common stocks in initial period of acquisition		503,017

Total common stocks (cost: $7,007,408,000)		8,738,526

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Revel Holdings, Inc., warrants, expire 20211,2,3	3,475	869
Cooper-Standard Holdings Inc., warrants, expire 20171,2	38,220	563

Total rights & warrants (cost: $432,000)		1,432

Convertible securities — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,4	19,937	3,289

Total convertible securities (cost: $1,973,000)		3,289

	Principal amount
Bonds, notes & other debt instruments — 22.13%	(000)

MORTGAGE-BACKED OBLIGATIONS5 — 7.28%
Fannie Mae 6.00% 2021	$168	184
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	4,000	4,110
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	490	500
Fannie Mae 3.50% 2025	12,492	13,218
Fannie Mae 6.00% 2026	1,466	1,653
Fannie Mae 3.00% 2027	20,500	21,487
Fannie Mae 3.50% 2027	12,000	12,682
Fannie Mae 5.50% 2033	2,997	3,303
Fannie Mae 5.50% 2033	1,938	2,135
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	479	457
Fannie Mae 5.50% 2036	3,926	4,315
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,536	1,728
Fannie Mae 5.00% 2037	3,272	3,562
Fannie Mae 5.50% 2037	1,687	1,856
Fannie Mae 5.50% 2037	1,585	1,730
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	357	397
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	178	196
Fannie Mae 6.00% 2037	13,046	14,421
Fannie Mae 6.00% 2037	1,230	1,355
Fannie Mae 6.00% 2037	254	279
Fannie Mae 5.00% 2038	1,501	1,633
Fannie Mae 5.50% 2038	3,765	4,109
Fannie Mae 6.00% 2038	490	540
Fannie Mae 6.00% 2039	27,549	30,363
Fannie Mae 3.50% 2040	19,435	20,458
Fannie Mae 4.00% 2040	6,447	6,961
Fannie Mae 4.50% 2040	27,324	29,421
Fannie Mae 4.50% 2040	2,162	2,327
Fannie Mae 4.50% 2040	1,125	1,212
Fannie Mae 6.00% 2040	4,879	5,352
Fannie Mae 3.50% 2041	9,221	9,707
Fannie Mae 4.00% 2041	18,869	20,126
Fannie Mae 4.00% 2041	15,536	16,571
Fannie Mae 4.50% 2041	24,451	26,373
Fannie Mae 4.50% 2041	7,719	8,311
Fannie Mae 5.50% 2041	3,892	4,248
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	419	489
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	109	130
Fannie Mae 3.00% 2042	45,904	47,208
Fannie Mae 3.00% 2042	25,950	26,687
Fannie Mae 3.50% 2042	82,483	86,736
Fannie Mae 3.50% 2042	17,408	18,472
Fannie Mae 4.50% 2042	88,000	94,435
Fannie Mae 5.50% 2042	4,530	4,942
Fannie Mae 6.00% 2042	85,000	93,407
Fannie Mae 6.00% 2042	38,000	41,764
Fannie Mae 7.00% 2047	691	770
Fannie Mae 7.00% 2047	556	620
Fannie Mae 7.00% 2047	23	25
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,879
Freddie Mac 5.00% 2023	1,127	1,212
Freddie Mac 6.00% 2026	4,302	4,728
Freddie Mac, Series T-041, Class 3-A, 6.955% 20326	598	693
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,239	3,603
Freddie Mac, Series 3312, Class PA, 5.50% 2037	3,273	3,569
Freddie Mac 5.00% 2038	9,700	10,417
Freddie Mac 6.50% 2038	1,592	1,788
Freddie Mac 5.00% 2040	9,206	9,979
Freddie Mac 4.00% 2041	22,940	24,390
Freddie Mac 4.00% 2041	4,270	4,540
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	161	161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.468% 20376	3,723	3,808
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20464	5,625	5,927
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	7,000	7,454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20496	8,543	9,726
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,988	1,990
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20386	3,000	3,435
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,137
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.441% 20446	10,000	11,140
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)6	9,100	10,330
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20446	2,250	2,511
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,750	6,542
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	3,125	3,278
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	2,125	2,253
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	1,875	1,936
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.486% 20456	5,000	5,068
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,221	4,276
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,455	3,507
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,518	2,628
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	999	1,032
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	10	10
		858,912

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.57%
U.S. Treasury 0.75% 2013	72,875	73,293
U.S. Treasury 1.125% 2013	48,167	48,568
U.S. Treasury 1.375% 2013	89,458	90,344
U.S. Treasury 1.50% 2013	40,000	40,712
U.S. Treasury 1.875% 20137	8,317	8,525
U.S. Treasury 2.75% 2013	3,190	3,294
U.S. Treasury 1.875% 2014	46,845	48,164
U.S. Treasury 2.625% 2014	7,625	7,975
U.S. Treasury 1.875% 20157	24,099	26,239
U.S. Treasury 1.50% 2016	65,000	67,356
U.S. Treasury 2.00% 2016	10,500	11,052
U.S. Treasury 7.25% 2016	2,000	2,509
U.S. Treasury 3.50% 2018	41,630	47,660
U.S. Treasury 6.25% 2023	44,235	64,254
U.S. Treasury 6.625% 2027	35,000	54,715
U.S. Treasury 4.375% 2039	11,000	14,671
U.S. Treasury 4.625% 2040	7,000	9,696
U.S. Treasury 3.75% 2041	30,000	36,227
U.S. Treasury 4.75% 2041	50,000	70,718
Freddie Mac 1.75% 2015	20,000	20,773
Freddie Mac 1.00% 2017	12,000	12,042
Fannie Mae 6.25% 2029	9,575	13,779
CoBank ACB 1.068% 20224,6	3,805	3,044
		775,610

FINANCIALS — 1.43%
Realogy Corp., Term Loan B, 4.491% 20165,6,8	12,040	11,406
Realogy Corp., Letter of Credit, 4.77% 20165,6,8	989	937
Realogy Corp., Second Lien Term Loan A, 13.50% 20175,8	14,685	15,100
Realogy Corp. 7.875% 20194	4,975	4,888
Realogy Corp. 9.00% 20204	525	543
Springleaf Finance Corp., Term Loan B, 5.50% 20175,6,8	12,905	12,188
International Lease Finance Corp. 4.875% 2015	10,735	10,796
Hospitality Properties Trust 6.30% 2016	3,000	3,231
Hospitality Properties Trust 6.70% 2018	4,415	4,840
American International Group, Inc. 3.00% 2015	6,500	6,538
Kimco Realty Corp. 6.875% 2019	5,375	6,444
Bank of America Corp. 5.75% 2017	3,100	3,314
Bank of America Corp. 5.00% 2021	3,000	3,103
CIT Group Inc., Series C, 4.75% 20154	4,570	4,696
CIT Group Inc. 5.00% 2017	1,600	1,649
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,213
Prologis, Inc. 7.375% 2019	5,055	6,137
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,025	1,085
Westfield Group 5.70% 20164	3,700	4,077
Wells Fargo & Co., Series I, 3.50% 2022	5,000	5,160
Murray Street Investment Trust I 4.647% 2017	5,000	5,017
Société Générale 5.20% 20214	5,000	4,790
Simon Property Group, LP 5.875% 2017	1,500	1,729
Simon Property Group, LP 10.35% 2019	2,000	2,811
QBE Capital Funding III LP 7.25% 20414,6	1,750	1,582
QBE Capital Funding II LP 6.797% (undated)4,6	3,250	2,872
Barclays Bank PLC 2.50% 2013	1,875	1,889
Barclays Bank PLC 5.125% 2020	2,000	2,175
Monumental Global Funding III 0.667% 20144,6	4,000	3,939
American Tower Corp. 4.625% 2015	3,595	3,808
JPMorgan Chase & Co. 3.45% 2016	3,500	3,632
BNP Paribas 5.00% 2021	3,250	3,344
Standard Chartered PLC 3.85% 20154	3,000	3,141
Bank of Nova Scotia 2.55% 2017	3,000	3,122
Toronto-Dominion Bank 2.375% 2016	3,000	3,085
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,872
Lazard Group LLC 7.125% 2015	2,585	2,825
iStar Financial Inc. 9.00% 20174	2,130	2,103
Intesa Sanpaolo SpA 6.50% 20214	1,285	1,126
AXA SA, Series B, junior subordinated 6.379% (undated)4,6	1,315	1,039
		169,246

HEALTH CARE — 1.42%
VWR Funding, Inc., Series B, 10.25% 20159	14,719	15,234
PTS Acquisition Corp. 9.50% 20159	6,504	6,691
PTS Acquisition Corp. 9.75% 2017	€5,495	7,023
Tenet Healthcare Corp. 7.375% 2013	$12,855	13,241
inVentiv Health Inc. 10.00% 20184	10,725	9,277
inVentiv Health Inc. 10.00% 20184	4,305	3,702
Bausch & Lomb Inc. 9.875% 2015	10,975	11,524
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,087
GlaxoSmithKline Capital PLC 1.50% 2017	4,000	4,014
Kinetic Concepts, Inc. 10.50% 20184	6,330	6,678
Kinetic Concepts, Inc. 12.50% 20194	4,600	4,209
Quintiles, Term Loan B, 5.00% 20185,6,8	10,161	10,078
Alkermes, Inc., Term Loan B, 6.75% 20175,6,8	4,666	4,695
Alkermes, Inc., Term Loan B, 9.50% 20185,6,8	2,175	2,224
Novartis Capital Corp. 2.90% 2015	6,000	6,353
Surgical Care Affiliates, Inc. 8.875% 20154,6,9	5,870	5,958
Surgical Care Affiliates, Inc. 10.00% 20174	135	136
Cardinal Health, Inc. 5.80% 2016	4,500	5,216
Express Scripts Inc. 3.125% 2016	5,000	5,212
Gilead Sciences, Inc. 3.05% 2016	4,300	4,546
Multiplan Inc. 9.875% 20184	4,030	4,433
Symbion Inc. 8.00% 2016	4,000	4,000
Boston Scientific Corp. 6.00% 2020	3,000	3,586
Grifols Inc. 8.25% 2018	3,260	3,513
Rotech Healthcare Inc. 10.50% 2018	6,675	3,404
Merge Healthcare Inc 11.75% 2015	3,020	3,133
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,900	2,081
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	565	617
Biogen Idec Inc. 6.00% 2013	2,560	2,644
Centene Corp. 5.75% 2017	2,595	2,621
Amgen Inc. 2.50% 2016	2,475	2,575
Patheon Inc. 8.625% 20174	1,265	1,240
		166,945

INDUSTRIALS — 1.17%
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20125,6,8	4,476	4,559
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20145,6,8	796	454
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20145,6,8	25,059	14,284
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20145,6,8	4,460	2,593
Hawker Beechcraft Acquisition Co., LLC 9.75% 201710	905	9
CEVA Group PLC 11.625% 20164	450	471
CEVA Group PLC 8.375% 20174	2,025	1,974
CEVA Group PLC 11.50% 20184	12,355	11,367
CEVA Group PLC 12.75% 20204	8,450	7,711
Ply Gem Industries, Inc. 13.125% 2014	4,080	4,151
Ply Gem Industries, Inc. 8.25% 2018	11,180	11,012
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	13,974
Nortek Inc. 10.00% 2018	4,800	5,064
Nortek Inc. 8.50% 2021	4,320	4,244
JELD-WEN Escrow Corp. 12.25% 20174	6,000	6,780
DAE Aviation Holdings, Inc. 11.25% 20154	6,150	6,365
Euramax International, Inc. 9.50% 2016	6,965	6,181
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,370	4,086
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	1,105	950
Union Pacific Corp. 5.75% 2017	830	989
Union Pacific Corp. 5.70% 2018	3,205	3,846
US Investigations Services, Inc. 10.50% 20154	3,600	3,294
US Investigations Services, Inc. 11.75% 20164	1,735	1,536
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,133
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,200
Norfolk Southern Corp. 5.75% 2016	2,255	2,598
Norfolk Southern Corp. 5.75% 2018	1,075	1,277
Norfolk Southern Corp. 4.837% 2041	67	74
General Electric Capital Corp. 4.65% 2021	3,000	3,341
Atlas Copco AB 5.60% 20174	2,750	3,187
Volvo Treasury AB 5.95% 20154	2,205	2,408
United Technologies Corp. 1.80% 2017	2,110	2,158
Northwest Airlines, Inc., Term Loan B, 3.97% 20135,6,8	393	394
Northwest Airlines, Inc., Term Loan A, 2.22% 20185,6,8	1,662	1,588
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20185	159	160
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20195	12	13
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,5	55	54
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20225	696	713
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20195	246	107
		138,299

TELECOMMUNICATION SERVICES — 1.07%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	12,895	11,799
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	8,195	7,498
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	7,055	5,785
Nextel Communications, Inc., Series E, 6.875% 2013	1,210	1,221
Nextel Communications, Inc., Series F, 5.95% 2014	10,180	10,244
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,792
Sprint Nextel Corp. 8.375% 2017	1,250	1,288
Sprint Nextel Corp. 9.125% 20174	2,750	2,894
Sprint Nextel Corp. 11.50% 20214	3,700	4,135
Wind Acquisition SA 11.75% 20174	11,740	9,539
Wind Acquisition SA 7.25% 20184	3,350	2,948
Wind Acquisition SA 7.375% 2018	€2,835	3,103
Cricket Communications, Inc. 10.00% 2015	$6,365	6,588
Cricket Communications, Inc. 7.75% 2016	8,115	8,653
Vodafone Group PLC, Term Loan B, 6.875% 20155,8,9	5,981	6,070
Vodafone Group PLC, Term Loan B, 6.25% 20162,5,8,9	2,191	2,224
Deutsche Telekom International Finance BV 8.75% 20306	2,145	2,988
Deutsche Telekom International Finance BV 9.25% 2032	2,665	3,953
Deutsche Telekom International Finance BV 4.875% 20424	200	191
Trilogy International Partners, LLC, 10.25% 20164	7,550	6,191
LightSquared, Term Loan B, 12.00% 20145,8,9,10	8,325	5,671
France Télécom 4.125% 2021	5,000	5,246
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,211
Telecom Italia Capital SA 6.999% 2018	1,000	1,000
Telecom Italia Capital SA 7.175% 2019	2,000	2,000
SBC Communications Inc. 5.10% 2014	1,125	1,229
AT&T Inc. 5.35% 2040	2,500	2,884
Verizon Communications Inc. 4.75% 2041	1,275	1,410
Verizon Communications Inc. 6.00% 2041	975	1,242
Telefónica Emisiones, SAU 3.729% 2015	925	843
Telefónica Emisiones, SAU 5.134% 2020	2,075	1,791
		125,631

CONSUMER DISCRETIONARY — 1.03%
MGM Resorts International 6.75% 2012	7,415	7,471
MGM Resorts International 6.75% 2013	6,740	6,934
MGM Resorts International 5.875% 2014	11,965	12,324
Boyd Gaming Corp. 6.75% 2014	1,960	1,972
Boyd Gaming Corp. 7.125% 2016	3,570	3,499
Boyd Gaming Corp. 9.125% 2018	5,945	6,153
Revel Entertainment, Term Loan B, 9.00% 20175,6,8	6,000	5,135
Revel Entertainment 12.00% 20183,6,9	7,878	5,767
Comcast Corp. 5.65% 2035	1,750	1,968
Comcast Corp. 6.95% 2037	5,125	6,613
DISH DBS Corp. 5.875% 20224	7,745	7,861
Time Warner Cable Inc. 6.75% 2018	3,345	4,082
Time Warner Cable Inc. 8.75% 2019	180	240
Time Warner Cable Inc. 5.00% 2020	3,000	3,377
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,420
Univision Communications Inc., Term Loan B, 4.495% 20175,6,8	7,141	6,775
Daimler AG 2.40% 20174	6,000	6,098
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20185,6,8	5,285	5,236
Volkswagen International Finance NV 2.375% 20174	5,000	5,087
Virgin Media Secured Finance PLC 5.25% 2021	3,525	3,915
Time Warner Inc. 6.25% 2041	2,500	2,921
Staples, Inc. 9.75% 2014	2,500	2,795
PETCO Animal Supplies, Inc. 9.25% 20184	2,000	2,195
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,190	2,179
Thomson Reuters Corp. 5.95% 2013	1,575	1,648
Thomson Reuters Corp. 6.50% 2018	140	173
Michaels Stores, Inc. 13.00% 2016	1,409	1,513
		121,351

ENERGY — 0.63%
Woodside Finance Ltd. 4.60% 20214	7,660	8,221
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,650
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,590
TransCanada PipeLines Ltd. 7.625% 2039	4,000	6,013
Kinder Morgan Energy Partners, LP 6.00% 2017	5,120	5,922
Devon Energy Corp. 3.25% 2022	5,000	5,102
Transocean Inc. 5.05% 2016	4,500	4,888
Cenovus Energy Inc. 4.50% 2014	4,000	4,274
StatoilHydro ASA 1.80% 2016	4,000	4,099
Southwestern Energy Co. 4.10% 20224	4,000	4,065
Petróleos Mexicanos 5.50% 20444	3,925	4,023
Enterprise Products Operating LLC 5.20% 2020	3,500	4,014
Williams Partners L.P. 4.125% 2020	3,000	3,147
Williams Partners L.P. 4.00% 2021	780	812
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,515
Phillips 66 5.875% 20424	2,965	3,208
Petroplus Finance Ltd. 6.75% 20144,10	11,925	1,491
Petroplus Finance Ltd. 7.00% 20174,10	5,075	634
Petroplus Finance Ltd. 9.375% 20194,10	3,775	472
CONSOL Energy Inc. 8.00% 2017	880	917
CONSOL Energy Inc. 8.25% 2020	695	733
Total Capital International 2.875% 2022	1,300	1,322
Arch Coal, Inc. 7.25% 2021	700	590
		73,702

INFORMATION TECHNOLOGY — 0.46%
First Data Corp. 9.875% 2015	2,489	2,520
First Data Corp. 9.875% 2015	197	200
First Data Corp. 10.55% 20159	2,409	2,475
First Data Corp. 11.25% 2016	11,240	10,650
First Data Corp. 8.25% 20214	2,269	2,280
First Data Corp. 12.625% 2021	1,471	1,480
First Data Corp. 8.75% 20224,6,9	9,250	9,366
Freescale Semiconductor, Inc. 10.125% 20184	3,625	3,978
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20195,6,8	8,728	8,618
SRA International, Inc., Term Loan B, 6.50% 20185,6,8	6,623	6,435
SRA International, Inc. 11.00% 2019	3,865	3,904
Blackboard Inc., Term Loan B, 7.50% 20185,6,8	2,289	2,226
		54,132

UTILITIES — 0.33%
TXU, Term Loan, 4.741% 20175,6,8	10,225	6,141
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	10,360	7,122
MidAmerican Energy Co. 5.95% 2017	1,375	1,645
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,511
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,362
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,133
Electricité de France SA 6.50% 20194	170	200
Electricité de France SA 6.95% 20394	4,000	4,759
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,303
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,190
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,5	796	862
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	62
		38,290

CONSUMER STAPLES — 0.31%
Rite Aid Corp. 9.75% 2016	7,750	8,583
Rite Aid Corp. 10.375% 2016	1,032	1,097
Rite Aid Corp. 10.25% 2019	4,655	5,260
Rite Aid Corp. 8.00% 2020	1,750	1,991
Kraft Foods Inc. 2.25% 20174	2,560	2,625
Kraft Foods Inc. 5.375% 2020	3,000	3,558
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,554
British American Tobacco International Finance PLC 9.50% 20184	2,470	3,369
Pernod Ricard SA 2.95% 20174	3,000	3,041
SABMiller Holdings Inc. 4.95% 20424	2,500	2,783
		36,861

MATERIALS — 0.29%
Georgia Gulf Corp. 9.00% 20174	7,450	8,344
Reynolds Group 7.75% 20164	2,780	2,940
Reynolds Group 9.875% 20194	3,595	3,734
Reynolds Group 9.875% 20194	1,280	1,329
Inmet Mining Corp. 8.75% 20204	4,780	4,756
ArcelorMittal 4.50% 2017	1,950	1,923
ArcelorMittal 6.25% 2022	2,500	2,455
Newpage Corp. 11.375% 201410	5,480	3,589
Ecolab Inc. 3.00% 2016	2,545	2,687
International Paper Co. 7.30% 2039	2,005	2,515
		34,272

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.07%
Polish Government 5.25% 2014	1,000	1,059
Polish Government 6.375% 2019	2,950	3,486
Latvia (Republic of) 5.25% 20174	2,200	2,277
Hungarian Government 6.25% 2020	1,975	1,934
		8,756

ASSET-BACKED OBLIGATIONS5 — 0.07%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,974
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,911
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.37% 20346	1,988	1,571
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.543% 20194,6	917	899
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	825	799
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	307	310
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.045% 20346	197	160
		8,624

Total bonds, notes & other debt instruments (cost: $2,521,860,000)		2,610,631

Short-term securities — 6.58%

Freddie Mac 0.08%–0.18% due 7/2/2012–3/15/2013	138,177	138,043
U.S. Treasury Bills 0.075%–0.147% due 7/26–12/6/2012	106,650	106,626
Federal Home Loan Bank 0.11%–0.17% due 7/6–11/14/2012	103,250	103,234
Coca-Cola Co. 0.14%–0.17% due 7/20–8/9/20124	74,300	74,291
Emerson Electric Co. 0.13%–0.14% due 7/30–8/6/20124	54,500	54,493
Fannie Mae 0.09%–0.11% due 8/1–8/28/2012	48,600	48,593
Abbott Laboratories 0.11%–0.15% due 7/11–9/5/20124	46,500	46,493
Wal-Mart Stores, Inc. 0.13% due 7/24–7/27/20124	41,200	41,196
Merck & Co. Inc. 0.15% due 7/9/20124	24,000	24,000
Johnson & Johnson 0.17% due 11/1/20124	23,200	23,184
Variable Funding Capital Company LLC 0.17%–0.25% due 7/2–7/6/20124	21,400	21,400
Straight-A Funding LLC 0.17% due 7/24/20124	21,200	21,197
John Deere Capital Corp. 0.15% due 7/17/20124	19,100	19,099
Bank of New York Mellon Corp. 0.10% due 7/12/20124	15,700	15,699
Chariot Funding, LLC 0.20% due 7/2/20124	15,000	15,000
Procter & Gamble Co. 0.13% due 7/30/20124	15,000	14,998
NetJets Inc. 0.14% due 8/20/20124	9,200	9,196

Total short-term securities (cost: $776,752,000)		776,742

Total investment securities (cost: $10,308,425,000)		12,130,620
Other assets less liabilities		(332,648)

Net assets		$11,797,972
As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $487,764,000, which represented 4.13% of the net assets of the fund. This amount includes $480,798,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	$7,583	$5,767	.05%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	869	.01
Atrium Corp.	4/30/2010	48	21	.00
Total restricted securities		$7,631	$6,657	.06%

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $685,266,000, which represented 5.81% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Index-linked bond whose principal amount moves with a government price index.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $135,031,000, which represented 1.14% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

June 30, 2012
unaudited

Common stocks — 55.71%	Shares	Value (000)

INDUSTRIALS — 8.03%
General Electric Co.	94,200	$1,963
Siemens AG1	15,515	1,304
Schneider Electric SA1	17,600	981
Keppel Corp. Ltd.1	112,000	918
Atlas Copco AB, Class B1	42,900	820
Aggreko PLC1	24,100	784
Cummins Inc.	7,000	678
Union Pacific Corp.	4,950	591
KONE Oyj, Class B1	9,100	551
Deere & Co.	6,300	509
Kubota Corp.1	50,000	461
Komatsu Ltd.1	16,000	384
CCR SA, ordinary nominative	45,600	371
Geberit AG1	800	158
		10,473

CONSUMER DISCRETIONARY — 7.72%
SES SA, Class A (FDR)1	64,500	1,525
Amazon.com, Inc.2	5,730	1,309
Truworths International Ltd.1	92,760	1,017
Daimler AG1	18,020	810
Home Depot, Inc.	14,430	765
Comcast Corp., Class A	21,930	701
H & M Hennes & Mauritz AB, Class B1	15,000	539
Hyundai Mobis Co., Ltd.1	2,040	494
Industria de Diseño Textil, SA1	4,770	493
Tiffany & Co.	9,000	477
McGraw-Hill Companies, Inc.	10,400	468
McDonald’s Corp.	4,640	411
General Motors Co.2	20,300	400
Honda Motor Co., Ltd.1	9,700	338
Nissan Motor Co., Ltd.1	34,000	322
		10,069

CONSUMER STAPLES — 6.54%
Nestlé SA1	26,040	1,553
Anheuser-Busch InBev NV (ADR)	8,750	697
Anheuser-Busch InBev NV1	8,300	645
Procter & Gamble Co.	20,350	1,247
Unilever PLC1	30,150	1,013
PepsiCo, Inc.	11,000	777
Costco Wholesale Corp.	5,720	544
Pernod Ricard SA1	4,770	510
British American Tobacco PLC1	9,950	507
CP ALL PCL1	426,800	480
SABMiller PLC1	11,700	470
Grupo Modelo, SAB de CV, Series C	9,542	84
		8,527

ENERGY — 6.42%
Royal Dutch Shell PLC, Class B1	44,520	1,554
Chevron Corp.	12,930	1,364
Husky Energy Inc.	54,450	1,361
Enbridge Inc. (CAD denominated)	15,042	601
Enbridge Inc.	10,500	419
Spectra Energy Corp	18,000	523
Kinder Morgan, Inc.	16,000	516
Penn West Petroleum Ltd.	37,800	507
Technip SA1	4,250	443
Tenaris SA (ADR)	12,000	420
TOTAL SA1	9,000	406
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	14,100	265
		8,379

INFORMATION TECHNOLOGY — 6.15%
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	614,000	1,680
Oracle Corp.	44,020	1,307
ASML Holding NV1	15,500	790
Canon, Inc.1	18,500	741
Texas Instruments Inc.	23,000	660
Samsung Electronics Co. Ltd.1	510	541
Google Inc., Class A2	800	464
Western Union Co.	25,000	421
KLA-Tencor Corp.	8,500	419
ASM Pacific Technology Ltd.1	31,600	403
HTC Corp.1	27,000	355
Delta Electronics, Inc.1	78,000	242
		8,023

HEALTH CARE — 5.77%
Merck & Co., Inc.	46,220	1,930
Bristol-Myers Squibb Co.	49,810	1,791
Novo Nordisk A/S, Class B1	6,000	868
Pfizer Inc	28,000	644
Baxter International Inc.	10,600	563
Fresenius Medical Care AG & Co. KGaA1	6,600	467
Bayer AG1	6,400	461
Novartis AG1	7,660	427
PT Kalbe Farma Tbk1	948,000	382
		7,533

FINANCIALS — 4.95%
HCP, Inc.	15,570	687
Industrial and Commercial Bank of China Ltd., Class H1	1,170,000	654
Prudential PLC1	52,000	603
Wells Fargo & Co.	18,000	602
British Land Co. PLC1	67,999	545
Siam Commercial Bank PCL1	112,000	523
Bank of the Philippine Islands1	270,000	480
Sumitomo Mitsui Financial Group, Inc.1	13,500	445
Westfield Group1	37,900	369
HSBC Holdings PLC (United Kingdom)1	38,000	335
Toronto-Dominion Bank	3,900	305
Sanlam Ltd.1	63,500	279
Goldman Sachs Group, Inc.	2,000	192
Bank of Nova Scotia	3,600	186
BNP Paribas SA1	3,943	152
DNB ASA1	9,800	98
		6,455

MATERIALS — 4.60%
Cliffs Natural Resources Inc.	20,500	1,010
MeadWestvaco Corp.	33,800	972
E.I. du Pont de Nemours and Co.	12,000	607
Dow Chemical Co.	18,000	567
Potash Corp. of Saskatchewan Inc.	12,050	526
PT Semen Gresik (Persero) Tbk1	388,000	469
Nucor Corp.	12,000	455
L’Air Liquide SA, bonus shares1	2,303	263
L’Air Liquide SA, non-registered shares1	1,568	179
Syngenta AG1	1,160	396
Alcoa Inc.	37,500	328
Formosa Chemicals & Fibre Corp.1	89,000	236
		6,008

TELECOMMUNICATION SERVICES — 4.01%
Verizon Communications Inc.	23,110	1,027
Advanced Info Service PCL1	150,100	876
Telstra Corp. Ltd.1	215,000	815
Total Access Communication PCL1	165,000	387
Total Access Communication PCL, nonvoting depository receipt1	99,000	233
Taiwan Mobile Co., Ltd.1	170,000	562
América Móvil, SAB de CV, Series L	412,700	538
AT&T Inc.	13,500	481
Koninklijke KPN NV1	33,000	316
		5,235

UTILITIES — 1.01%
Power Assets Holdings Ltd.1	124,000	931
Cheung Kong Infrastructure Holdings Ltd.1	65,000	392
		1,323

MISCELLANEOUS — 0.51%
Other common stocks in initial period of acquisition		671

Total common stocks (cost: $71,533,000)		72,696

Preferred securities — 0.12%

FINANCIALS — 0.12%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares2	6,000	159

Total preferred securities (cost: $150,000)		159

Convertible securities — 0.88%

MISCELLANEOUS — 0.88%
Other convertible securities in initial period of acquisition		1,143

Total convertible securities (cost: $1,101,000)		1,143

	Principal amount	Value
Bonds, notes & other debt instruments — 32.92%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 14.93%
Japanese Government, Series 269, 1.30% 2015	¥17,500	$226
Japanese Government, Series 275, 1.40% 2015	10,000	131
Japanese Government, Series 288, 1.70% 2017	25,000	336
Japanese Government, Series 296, 1.50% 2018	155,000	2,074
Japanese Government, Series 310, 1.00% 2020	125,400	1,618
Japanese Government, Series 21, 2.30% 2035	15,000	206
German Government 4.25% 2014	€400	548
German Government, Series 6, 4.00% 2016	310	448
German Government, Series 7, 4.00% 2018	450	669
German Government, Series 8, 4.25% 2018	350	530
German Government 3.00% 2020	250	358
German Government 2.25% 2021	60	81
German Government 6.25% 2030	40	80
German Government 3.25% 2042	100	152
United Mexican States Government, Series M10, 8.00% 2015	MXN1,000	83
United Mexican States Government, Series M10, 7.75% 2017	9,500	809
United Mexican States Government 3.50% 20173	2,367	202
United Mexican States Government, Series M, 6.50% 2021	7,000	570
United Mexican States Government, Series M20, 10.00% 2024	1,000	105
United Mexican States Government, Series M30, 10.00% 2036	1,500	157
United Mexican States Government 4.00% 20403	947	84
United Kingdom 4.50% 2013	£30	48
United Kingdom 2.00% 2016	30	49
United Kingdom 4.50% 2019	210	400
United Kingdom 3.75% 2020	75	138
United Kingdom 5.00% 2025	450	934
United Kingdom 4.75% 2038	70	146
United Kingdom 4.25% 2040	50	97
Singapore (Republic of) 1.625% 2013	$ S 75	60
Singapore (Republic of) 3.625% 2014	170	143
Singapore (Republic of) 2.875% 2015	160	136
Singapore (Republic of) 3.75% 2016	430	388
Singapore (Republic of) 4.00% 2018	110	104
Singapore (Republic of) 3.25% 2020	200	181
Singapore (Republic of) 2.25% 2021	580	490
Swedish Government, Series 1049, 4.50% 2015	SKr4,300	686
Swedish Government, Series 1047, 5.00% 2020	2,650	489
Swedish Government, Series 3104, 3.50% 20283	886	196
Netherlands Government Eurobond 3.25% 2015	€520	711
Netherlands Government 1.00% 2017	$100	100
Netherlands Government Eurobond 5.50% 2028	€100	175
Polish Government, Series 0414, 5.75% 2014	PLN 625	191
Polish Government, Series 1017, 5.25% 2017	500	153
Polish Government, Series 1020, 5.25% 2020	1,000	304
Polish Government 5.125% 2021	$100	111
Polish Government, Series 1021, 5.75% 2021	PLN100	31
South Korean Government 5.25% 2015	KRW315,450	291
South Korean Government 5.50% 2017	80,550	77
South Korean Government, Series 2106, 4.25% 2021	412,000	378
Canadian Government 4.25% 2018	$ C450	514
Norwegian Government 4.25% 2017	NKr1,780	338
Kingdom of Denmark 4.00% 2019	DKr1,500	309
State of Qatar 3.125% 20174	$250	262
Bermudan Government 5.603% 2020	200	229
Colombia (Republic of) Global 4.375% 2021	200	226
Bahrain Government 5.50% 2020	175	175
Israeli Government, Series 0547, 5.00% 20153	ILS 65	19
Israeli Government 5.50% 2017	550	155
Russian Federation 7.85% 2018	RUB5,000	163
Chilean Government 3.25% 2021	$125	133
Canada Housing Trust 3.35% 2020	$ C100	107
Province of Ontario, Series 1, 1.875% 2012	$100	101
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	70
Queensland Treasury Corp. 6.00% 2015	5	6
		19,481

CORPORATE BONDS & NOTES — 7.68%
FINANCIALS — 2.74%
JPMorgan Chase & Co. 4.35% 2021	$150	159
JPMorgan Chase & Co. 4.625% 2021	196	210
Westfield Group 7.125% 20184	50	59
Westfield Group 6.75% 20194	200	237
WEA Finance LLC 4.625% 20214	45	48
Goldman Sachs Group, Inc. 5.25% 2021	100	102
Goldman Sachs Group, Inc. 5.75% 2022	220	233
Citigroup Inc. 4.587% 2015	30	31
Citigroup Inc. 3.953% 2016	75	77
Citigroup Inc. 4.45% 2017	175	184
UBS AG 4.875% 2020	250	268
Simon Property Group, LP 6.125% 2018	50	59
Simon Property Group, LP 3.375% 2022	200	202
Bank of America Corp. 5.625% 2020	100	107
Bank of America Corp. 5.70% 2022	100	110
Wells Fargo & Co. 4.60% 2021	100	112
Wells Fargo & Co., Series I, 3.50% 2022	100	103
Korea Development Bank 3.875% 2017	200	213
Standard Chartered PLC 3.20% 20164	103	105
Standard Chartered Bank 5.875% 2017	€50	68
Aviva PLC 5.25% 2023	100	122
Prologis, Inc. 6.875% 2020	$101	121
Kimco Realty Corp., Series C, 5.783% 2016	100	110
Boston Properties, Inc. 3.70% 2018	100	105
HSBC Holdings PLC 4.00% 2022	100	104
American International Group, Inc. 3.80% 2017	100	102
Royal Bank of Scotland Group PLC 5.50% 2020	€50	69
Barclays Bank PLC 6.00% 2018	50	62
BNP Paribas 5.00% 2021	$50	52
Zurich Finance (USA), Inc., Series 6, 5.75% 20235	€30	38
		3,572

ENERGY — 1.32%
Total Capital International 1.55% 2017	$150	151
Total Capital International 2.875% 2022	150	153
Reliance Holdings Ltd. 5.40% 20224	250	251
Transocean Inc. 5.05% 2016	100	109
Transocean Inc. 6.375% 2021	105	120
Pemex Project Funding Master Trust 4.875% 20224	50	54
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	100	119
Pemex Project Funding Master Trust 6.50% 20414	45	53
Statoil ASA 3.125% 2017	40	43
Statoil ASA 3.15% 2022	160	167
Petrobras International 5.375% 2021	170	184
Gazprom OJSC 5.875% 2015	€100	138
Kinder Morgan Energy Partners, LP 3.50% 2016	$100	106
Spectra Energy Partners, LP 2.95% 2016	75	76
		1,724

CONSUMER STAPLES — 0.80%
Anheuser-Busch InBev NV 0.827% 20145	175	176
Anheuser-Busch InBev NV 7.75% 2019	60	79
SABMiller Holdings Inc. 2.45% 20174	200	207
Wal-Mart Stores, Inc. 2.80% 2016	150	161
Pernod Ricard SA 4.45% 20224	150	156
Philip Morris International Inc. 2.90% 2021	100	103
Coca-Cola Co. 1.80% 2016	85	87
PepsiCo, Inc. 2.50% 2016	50	53
Procter & Gamble Co. 1.45% 2016	20	20
		1,042

HEALTH CARE — 0.55%
Amgen Inc. 2.50% 2016	175	182
Amgen Inc. 3.875% 2021	128	136
Amgen Inc. 5.375% 2043	240	261
Novartis Capital Corp. 2.90% 2015	50	53
Novartis Securities Investment Ltd. 5.125% 2019	25	30
Roche Holdings Inc. 6.00% 20194	50	62
		724

INFORMATION TECHNOLOGY — 0.49%
International Business Machines Corp. 1.95% 2016	200	206
Samsung Electronics America, Inc., 1.75% 20174	200	200
Xerox Corp. 2.95% 2017	100	101
First Data Corp. 7.375% 20194	75	77
Cisco Systems, Inc. 0.718% 20145	50	50
		634

INDUSTRIALS — 0.47%
General Electric Capital Corp. 1.099% 20145	65	65
General Electric Capital Corp. 2.30% 2017	165	166
General Electric Capital Corp. 4.65% 2021	50	56
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)5	100	106
United Technologies Corp. 3.10% 2022	215	226
		619

TELECOMMUNICATION SERVICES — 0.44%
Deutsche Telekom International Finance BV 2.25% 20174	150	148
Deutsche Telekom International Finance BV 6.00% 2017	€75	111
Verizon Communications Inc. 3.50% 2021	$125	134
Verizon Communications Inc. 6.00% 2041	50	64
Koninklijke KPN NV 3.75% 2020	€50	64
Telecom Italia Capital SA 7.175% 2019	$50	50
		571

CONSUMER DISCRETIONARY — 0.34%
Time Warner Inc. 4.75% 2021	200	224
Time Warner Cable Inc. 4.125% 2021	100	106
NBCUniversal Media, LLC 4.375% 2021	50	55
McDonald’s Corp. 3.50% 2020	50	55
		440

MATERIALS — 0.31%
Cliffs Natural Resources Inc. 4.875% 2021	145	143
E.I. du Pont de Nemours and Co. 0.888% 20145	115	116
ArcelorMittal 5.25% 2020	65	63
ArcelorMittal 6.25% 2022	35	34
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		408

UTILITIES — 0.22%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	143
Enersis SA 7.375% 2014	50	54
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20184	25	30
PSEG Power LLC 2.75% 2016	15	15
		288

Total corporate bonds & notes		10,022

MORTGAGE-BACKED OBLIGATIONS6 — 5.28%
Fannie Mae 3.00% 2027	950	996
Fannie Mae 3.50% 2027	440	465
Fannie Mae 4.00% 2027	80	85
Fannie Mae 5.00% 2036	154	167
Fannie Mae 6.00% 2037	88	97
Fannie Mae 5.00% 2038	166	181
Fannie Mae 6.00% 2038	36	40
Fannie Mae 4.00% 2041	200	213
Fannie Mae 4.50% 2041	141	153
Fannie Mae 5.00% 2041	332	368
Fannie Mae 5.00% 2041	122	135
Fannie Mae 5.00% 2041	99	109
Fannie Mae 5.00% 2041	48	54
Fannie Mae 3.50% 2042	400	423
Fannie Mae 3.50% 2042	400	421
Fannie Mae 3.50% 2042	199	211
Fannie Mae 4.00% 2042	479	510
Fannie Mae 4.50% 2042	750	805
Fannie Mae 6.00% 2042	170	187
Fannie Mae 6.00% 2042	150	165
Government National Mortgage Assn. 3.50% 2042	700	748
Freddie Mac 5.00% 2041	257	284
Nordea Hypotek AB 4.00% 2014	SKr500	75
		6,892

BONDS & NOTES OF U.S. GOVERNMENT — 5.03%
U.S. Treasury 3.125% 2013	$250	259
U.S. Treasury 3.875% 2013	750	767
U.S. Treasury 1.75% 2015	975	1,014
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	74
U.S. Treasury 4.50% 2016	750	857
U.S. Treasury 8.875% 2017	100	141
U.S. Treasury 3.50% 2018	350	401
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 3.125% 2019	125	142
U.S. Treasury 3.50% 2020	150	175
U.S. Treasury 2.00% 2021	108	112
U.S. Treasury 2.125% 2021	400	421
U.S. Treasury 1.75% 2022	300	303
U.S. Treasury 2.00% 2022	75	77
U.S. Treasury 6.50% 2026	50	77
U.S. Treasury 5.25% 2029	80	113
U.S. Treasury 4.625% 2040	560	776
U.S. Treasury 3.75% 2041	110	133
U.S. Treasury 4.75% 2041	70	99
U.S. Treasury 3.125% 2042	470	505
		6,569

Total bonds, notes & other debt instruments (cost: $42,545,000)		42,964

	Principal amount	Value
Short-term securities — 12.80%	(000)	(000)

Federal Home Loan Bank 0.07%–0.15% due 7/6–11/26/2012	$4,700	$4,699
Scotiabank Inc. 0.16% due 7/5/20124	1,500	1,500
Bank of Nova Scotia 0.08% due 7/2/2012	1,100	1,100
Novartis Securities Investment Ltd. 0.16% due 8/7/20124	2,300	2,299
Victory Receivables Corp. 0.20% due 7/20/20124	1,700	1,700
Freddie Mac 0.10% due 10/1/2012	1,700	1,699
American Honda Finance Corp. 0.15% due 8/16/2012	1,200	1,200
Wal-Mart Stores, Inc. 0.12% due 7/18/20124	1,000	1,000
Estée Lauder Companies Inc. 0.12% due 7/24/20124	1,000	1,000
NetJets Inc. 0.14% due 8/20/20124	500	500

Total short-term securities (cost: $16,697,000)		16,697

Total investment securities (cost: $132,026,000)		133,659
Other assets less liabilities		(3,166)

Net assets		$130,493

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $38,046,000, which represented 29.16% of the net assets of the fund. This amount includes $37,783,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,948,000, which represented 7.62% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations & symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD/C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NKr = Norwegian kroner
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
S$ = Singapore dollars

Bond FundSM
Investment portfolio

June 30, 2012
 unaudited

Bonds, notes & other debt instruments — 96.22%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 39.56%
Fannie Mae 5.50% 2023	$4,137	$4,526
Fannie Mae 4.00% 2024	1,595	1,697
Fannie Mae 3.50% 2025	10,264	10,860
Fannie Mae 3.50% 2025	4,474	4,733
Fannie Mae 3.50% 2025	4,473	4,733
Fannie Mae 3.50% 2025	3,765	3,984
Fannie Mae 3.50% 2025	2,792	2,959
Fannie Mae 3.50% 2025	1,768	1,870
Fannie Mae 3.50% 2025	1,067	1,129
Fannie Mae 4.50% 2025	1,884	2,021
Fannie Mae, Series 2001-4, Class GA, 9.719% 20252	39	46
Fannie Mae 3.50% 2026	13,933	14,742
Fannie Mae 3.50% 2026	3,620	3,830
Fannie Mae 6.00% 2026	1,303	1,468
Fannie Mae 3.00% 20273	190,500	199,668
Fannie Mae 3.00% 2027	68,887	72,328
Fannie Mae 3.50% 20273	174,555	184,483
Fannie Mae 4.00% 20273	22,083	23,491
Fannie Mae 5.50% 2027	1,197	1,307
Fannie Mae 6.00% 2027	2,768	3,051
Fannie Mae 6.00% 2028	1,082	1,190
Fannie Mae 5.00% 2033	19	20
Fannie Mae 5.50% 2033	140	154
Fannie Mae 5.00% 2036	65,978	71,772
Fannie Mae 6.00% 2036	2,464	2,716
Fannie Mae 5.50% 2037	3,146	3,437
Fannie Mae 5.50% 2037	2,316	2,548
Fannie Mae 5.998% 20372	2,606	2,697
Fannie Mae 6.00% 2037	21,779	24,004
Fannie Mae 6.00% 2037	18,409	20,290
Fannie Mae 6.00% 2037	9,724	10,682
Fannie Mae 6.00% 2037	5,769	6,358
Fannie Mae 6.00% 2037	4,203	4,632
Fannie Mae 6.00% 2037	3,967	4,372
Fannie Mae 6.00% 2037	3,453	3,806
Fannie Mae 6.00% 2037	1,469	1,601
Fannie Mae 6.00% 2037	1,037	1,144
Fannie Mae 6.00% 2037	778	858
Fannie Mae 6.00% 2037	766	844
Fannie Mae 5.00% 2038	41,484	45,129
Fannie Mae 5.345% 20382	549	589
Fannie Mae 5.50% 2038	25,137	27,435
Fannie Mae 5.50% 2038	3,432	3,745
Fannie Mae 6.00% 2038	95,227	105,003
Fannie Mae 6.00% 2038	68,156	75,118
Fannie Mae 6.00% 2038	23,442	25,836
Fannie Mae 6.00% 2038	13,383	14,792
Fannie Mae 6.00% 2038	10,706	11,761
Fannie Mae 6.00% 2038	9,412	10,373
Fannie Mae 6.00% 2038	7,996	8,793
Fannie Mae 6.00% 2038	5,241	5,777
Fannie Mae 6.00% 2038	3,457	3,810
Fannie Mae 6.00% 2038	2,167	2,388
Fannie Mae 3.521% 20392	5,177	5,402
Fannie Mae 3.604% 20392	4,537	4,772
Fannie Mae 3.70% 20392	426	449
Fannie Mae 3.816% 20392	480	502
Fannie Mae 3.887% 20392	556	584
Fannie Mae 3.908% 20392	1,287	1,351
Fannie Mae 3.942% 20392	515	539
Fannie Mae 3.951% 20392	2,083	2,181
Fannie Mae 5.00% 2039	16,655	18,035
Fannie Mae 5.50% 2039	9,457	10,321
Fannie Mae 6.00% 2039	44,185	48,699
Fannie Mae 6.00% 2039	3,393	3,739
Fannie Mae 6.00% 2039	793	869
Fannie Mae 6.00% 2039	670	737
Fannie Mae 4.00% 2040	16,390	17,697
Fannie Mae 4.50% 2040	13,528	14,896
Fannie Mae 5.00% 2040	2,305	2,548
Fannie Mae 5.00% 2040	1,454	1,582
Fannie Mae 6.00% 2040	25,352	27,942
Fannie Mae 6.00% 2040	23,728	26,152
Fannie Mae 6.00% 2040	8,302	9,107
Fannie Mae 6.00% 2040	5,639	6,203
Fannie Mae 2.894% 20412	3,268	3,418
Fannie Mae 4.00% 2041	53,901	57,508
Fannie Mae 4.00% 2041	49,929	53,255
Fannie Mae 4.00% 2041	42,609	45,460
Fannie Mae 4.00% 2041	29,709	32,032
Fannie Mae 4.00% 2041	21,457	22,886
Fannie Mae 4.00% 2041	14,398	15,357
Fannie Mae 4.00% 2041	8,768	9,467
Fannie Mae 4.00% 2041	8,652	9,208
Fannie Mae 4.00% 2041	6,127	6,537
Fannie Mae 4.00% 2041	5,734	6,192
Fannie Mae 4.00% 2041	4,195	4,475
Fannie Mae 4.50% 2041	29,208	31,503
Fannie Mae 4.50% 2041	25,855	27,887
Fannie Mae 4.50% 2041	23,043	25,373
Fannie Mae 4.50% 2041	16,236	17,512
Fannie Mae 4.50% 2041	13,181	14,584
Fannie Mae 4.50% 2041	12,205	13,099
Fannie Mae 4.50% 2041	11,940	12,856
Fannie Mae 4.50% 2041	8,333	9,220
Fannie Mae 4.50% 2041	4,860	5,233
Fannie Mae 5.00% 2041	33,495	36,924
Fannie Mae 5.00% 2041	27,705	30,762
Fannie Mae 5.00% 2041	19,319	21,451
Fannie Mae 5.00% 2041	15,585	17,305
Fannie Mae 5.00% 2041	13,959	15,499
Fannie Mae 5.00% 2041	9,390	10,427
Fannie Mae 5.00% 2041	8,455	9,387
Fannie Mae 5.00% 2041	6,047	6,742
Fannie Mae 5.00% 2041	5,813	6,454
Fannie Mae 5.00% 2041	4,201	4,685
Fannie Mae 5.00% 2041	3,786	4,204
Fannie Mae 5.00% 2041	3,451	3,832
Fannie Mae 5.00% 2041	2,719	3,032
Fannie Mae 5.00% 2041	1,854	2,058
Fannie Mae 5.00% 2041	1,830	2,032
Fannie Mae 5.00% 2041	1,779	1,983
Fannie Mae 5.00% 2041	1,714	1,911
Fannie Mae 5.00% 2041	1,479	1,642
Fannie Mae 5.00% 2041	1,435	1,593
Fannie Mae 5.00% 2041	1,424	1,581
Fannie Mae 5.00% 2041	1,387	1,540
Fannie Mae 5.00% 2041	1,348	1,503
Fannie Mae 5.50% 2041	12,049	13,166
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	63	73
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	50	57
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	79	94
Fannie Mae 3.50% 20423	261,515	274,999
Fannie Mae 3.50% 2042	141,586	149,569
Fannie Mae 3.50% 2042	50,050	52,809
Fannie Mae 3.50% 2042	49,557	52,583
Fannie Mae 3.50% 2042	37,600	39,673
Fannie Mae 3.50% 2042	37,500	39,567
Fannie Mae 3.50% 2042	35,000	36,968
Fannie Mae 3.50% 2042	19,474	20,590
Fannie Mae 3.50% 2042	15,000	15,843
Fannie Mae 3.50% 2042	12,025	12,714
Fannie Mae 3.50% 2042	10,725	11,340
Fannie Mae 3.50% 2042	5,000	5,287
Fannie Mae 3.50% 2042	4,993	5,279
Fannie Mae 4.50% 20423	29,274	31,415
Fannie Mae 6.00% 20423	107,627	118,272
Fannie Mae 6.00% 20423	107,170	117,787
Fannie Mae, Series 2002-W1, Class 2A, 7.059% 20422	90	106
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	14,024
Freddie Mac 5.50% 2033	869	962
Freddie Mac, Series 3061, Class PN, 5.50% 2035	833	927
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,668	1,549
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,426	1,368
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,134	4,557
Freddie Mac, Series 3318, Class JT, 5.50% 2037	2,541	2,769
Freddie Mac 5.639% 20372	1,409	1,500
Freddie Mac 5.00% 2038	128	139
Freddie Mac 5.00% 2038	4	5
Freddie Mac 5.50% 2038	80,160	87,237
Freddie Mac 5.50% 2038	36,897	40,120
Freddie Mac 5.50% 2038	8,409	9,168
Freddie Mac 5.50% 2038	1,583	1,723
Freddie Mac 5.50% 2038	1,149	1,250
Freddie Mac 3.732% 20392	628	653
Freddie Mac 3.89% 20392	2,006	2,092
Freddie Mac 5.50% 2039	6,224	6,768
Freddie Mac 5.50% 2039	2,086	2,271
Freddie Mac 3.173% 20402	4,923	5,157
Freddie Mac 5.50% 2040	7,260	7,894
Freddie Mac 4.50% 2041	20,740	22,922
Freddie Mac 4.50% 2041	14,067	15,471
Freddie Mac 4.50% 2041	11,737	12,909
Freddie Mac 4.50% 2041	5,830	6,412
Freddie Mac 4.50% 2041	1,664	1,830
Freddie Mac 5.00% 2041	27,739	30,755
Freddie Mac 5.00% 2041	19,167	21,191
Freddie Mac 5.00% 2041	13,828	15,322
Freddie Mac 5.50% 2041	10,301	11,210
Government National Mortgage Assn. 3.50% 2025	4,656	4,980
Government National Mortgage Assn. 3.50% 2025	1,777	1,901
Government National Mortgage Assn. 4.50% 2040	5,193	5,740
Government National Mortgage Assn. 3.50% 20423	48,598	51,962
Government National Mortgage Assn. 3.50% 2042	6,969	7,462
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.468% 20372	1,241	1,269
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20452	14,267	16,263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20464	16,350	17,411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20492	26,820	30,534
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,765
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,347	1,348
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20382	11,335	12,977
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	27,746
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442	12,635	14,099
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,595	26,846
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	25,089
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	1,485	1,501
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	33	34
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	20,003
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	3,347	3,441
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	19,150	20,515
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	13,327
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)2	2,405	2,730
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	2,000	2,112
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	4,000	4,131
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	2,500	2,647
Royal Bank of Canada 3.125% 20154	6,840	7,243
Compagnie de Financement Foncier 2.125% 20134	6,400	6,438
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,624
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	1,910	2,073
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,136
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442	1,000	1,119
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.486% 20452	3,000	3,041
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	4,122
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.921% (undated)2	2,500	2,862
Northern Rock PLC 5.625% 20174	1,868	2,045
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	1,783	1,969
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,266	1,283
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	605	610
		3,587,260

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 24.15%
U.S. Treasury 1.125% 2013	161,048	162,387
U.S. Treasury 1.875% 20135	31,316	32,096
U.S. Treasury 1.25% 2014	177,271	179,930
U.S. Treasury 2.125% 2015	42,250	44,617
U.S. Treasury 0.125% 20165	37,783	39,373
U.S. Treasury 0.875% 2016	59,165	59,773
U.S. Treasury 0.875% 2016	1,485	1,499
U.S. Treasury 1.00% 2016	66,200	67,261
U.S. Treasury 1.00% 2016	22,140	22,498
U.S. Treasury 2.375% 2016	25,000	26,701
U.S. Treasury 4.625% 2016	30,000	35,127
U.S. Treasury 7.50% 2016	35,000	45,301
U.S. Treasury 0.75% 2017	15,000	15,022
U.S. Treasury 0.875% 2017	7,500	7,560
U.S. Treasury 0.875% 2017	5,440	5,489
U.S. Treasury 1.00% 2017	181,635	184,200
U.S. Treasury 4.625% 2017	25,000	29,466
U.S. Treasury 8.75% 2017	75,000	103,823
U.S. Treasury 1.125% 2019	30,000	30,062
U.S. Treasury 8.75% 2020	40,000	63,133
U.S. Treasury 2.00% 2021	25,000	25,938
U.S. Treasury 3.625% 2021	7,800	9,214
U.S. Treasury 8.00% 2021	25,000	39,277
U.S. Treasury 0.125% 20225	10,165	10,774
U.S. Treasury 1.75% 2022	25,938	26,174
U.S. Treasury 2.00% 2022	147,415	152,493
U.S. Treasury 7.625% 2025	20,000	32,755
U.S. Treasury 6.00% 2026	19,750	28,969
U.S. Treasury 6.125% 2027	25,000	37,812
U.S. Treasury 4.25% 2039	10,346	13,531
U.S. Treasury 3.875% 2040	18,050	22,252
U.S. Treasury 3.75% 2041	181,701	219,418
U.S. Treasury 3.00% 2042	31,825	33,398
U.S. Treasury 3.125% 2042	35,000	37,649
Freddie Mac 2.125% 2012	50,000	50,223
Freddie Mac 0.375% 2013	30,000	30,039
Freddie Mac 0.375% 2014	25,000	25,012
Freddie Mac 2.50% 2014	10,000	10,383
Freddie Mac 5.00% 2014	10,000	10,930
Federal Home Loan Bank 3.625% 2013	25,000	26,079
Federal Home Loan Bank 4.00% 2013	30,000	31,315
Federal Home Loan Bank 2.50% 2014	20,000	20,830
Federal Home Loan Bank 5.50% 2014	5,250	5,796
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,735
Fannie Mae 4.625% 2013	6,700	6,937
Fannie Mae 2.50% 2014	6,250	6,505
Fannie Mae 3.00% 2014	8,500	8,980
Fannie Mae 0.50% 2015	11,750	11,735
Fannie Mae 1.25% 2016	10,000	10,199
Fannie Mae 5.375% 2016	2,080	2,466
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,051
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,004
Tennessee Valley Authority 5.88% 2036	3,750	5,208
Tennessee Valley Authority 5.25% 2039	10,500	13,711
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.712% 20122	15,000	15,031
CoBank ACB 7.875% 20184	2,285	2,809
CoBank ACB 1.068% 20222,4	14,990	11,991
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,563
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,202
		2,189,706

FINANCIALS — 6.62%
Prologis, Inc. 7.625% 2014	14,000	15,409
Prologis, Inc. 6.125% 2016	4,485	5,032
Prologis, Inc. 6.625% 2018	13,385	15,465
Prologis, Inc. 7.375% 2019	3,370	4,091
Citigroup Inc. 4.587% 2015	7,350	7,696
Citigroup Inc. 4.75% 2015	12,750	13,394
Citigroup Inc. 4.45% 2017	6,500	6,823
Citigroup Inc. 6.125% 2018	4,550	5,089
Citigroup Inc. 8.50% 2019	5,000	6,187
Westfield Group 5.40% 20124	7,800	7,878
Westfield Group 7.50% 20144	3,945	4,307
Westfield Group 5.70% 20164	6,860	7,558
Westfield Group 7.125% 20184	8,885	10,543
WEA Finance LLC 4.625% 20214	4,170	4,418
Standard Chartered PLC 3.85% 20154	15,175	15,887
Standard Chartered PLC 3.20% 20164	7,135	7,303
Standard Chartered Bank 6.40% 20174	7,890	8,683
HBOS PLC 6.75% 20184	17,935	16,949
HBOS PLC 4.375% 20192	€965	915
Lloyds TSB Bank PLC 6.375% 2021	$4,750	5,396
HBOS PLC 6.00% 20334	6,177	4,675
UBS AG 5.75% 2018	13,865	15,386
UBS AG 4.875% 2020	11,540	12,359
Goldman Sachs Group, Inc. 7.50% 2019	12,075	13,796
Goldman Sachs Group, Inc. 5.75% 2022	6,795	7,191
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,111
Morgan Stanley 3.80% 2016	5,000	4,850
Morgan Stanley, Series F, 5.625% 2019	17,100	16,959
HSBC Finance Corp. 0.897% 20162	8,900	8,165
HSBC Holdings PLC 4.875% 2020	6,530	6,733
HSBC Holdings PLC 4.00% 2022	5,470	5,696
Kimco Realty Corp. 6.00% 2012	500	508
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,035
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,938
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,183
Kimco Realty Corp. 5.70% 2017	3,000	3,327
Kimco Realty Corp. 4.30% 2018	5,740	6,067
Kimco Realty Corp. 6.875% 2019	3,500	4,196
Bank of America Corp., Series L, 3.625% 2016	820	825
Bank of America Corp. 3.75% 2016	11,665	11,775
Bank of America Corp. 5.65% 2018	2,900	3,106
Bank of America Corp. 5.625% 2020	1,925	2,066
UniCredito Italiano SpA 6.00% 20174	18,385	15,076
HVB Funding Trust III, junior subordinated 9.00% 20314	1,299	1,026
Simon Property Group, LP 4.20% 2015	2,430	2,564
Simon Property Group, LP 5.875% 2017	2,500	2,882
Simon Property Group, LP 10.35% 2019	7,580	10,653
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,130
Royal Bank of Scotland Group PLC 4.70% 2018	992	852
Royal Bank of Scotland PLC 6.125% 2021	3,470	3,864
RBS Capital Trust II 6.425% noncumulative trust (undated)2	7,110	4,728
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,4,6	965	753
Korea Development Bank 5.30% 2013	5,500	5,606
Korea Development Bank 8.00% 2014	8,750	9,547
Developers Diversified Realty Corp. 5.50% 2015	847	894
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,793
Developers Diversified Realty Corp. 7.50% 2017	860	988
Intesa Sanpaolo SpA 6.50% 20214	16,720	14,652
Hospitality Properties Trust 5.125% 2015	765	788
Hospitality Properties Trust 6.30% 2016	300	323
Hospitality Properties Trust 5.625% 2017	3,835	4,090
Hospitality Properties Trust 6.70% 2018	7,920	8,683
Goodman Funding Pty Ltd. 6.00% 20224	12,750	12,960
CNA Financial Corp. 5.85% 2014	625	671
CNA Financial Corp. 6.50% 2016	3,750	4,225
CNA Financial Corp. 7.35% 2019	1,800	2,134
CNA Financial Corp. 7.25% 2023	3,000	3,490
Assicurazioni Generali SpA. 6.90% 20222	€9,105	10,508
CIT Group Inc., Series C, 4.75% 20154	$5,550	5,703
CIT Group Inc. 5.00% 2017	1,000	1,031
CIT Group Inc., Series C, 5.50% 20194	2,750	2,832
Aviva PLC, junior subordinated 5.70% (undated)2	€7,950	7,722
Liberty Mutual Group Inc. 6.70% 20164	$3,750	4,144
Liberty Mutual Group Inc. 6.50% 20354	3,435	3,539
American International Group, Inc. 3.80% 2017	7,250	7,402
Realogy Corp., Term Loan B, 4.491% 20161,2,7	3,534	3,348
Realogy Corp., Letter of Credit, 4.77% 20161,2,7	344	326
Realogy Corp. 7.875% 20194	2,950	2,898
Realogy Corp. 9.00% 20204	750	776
JPMorgan Chase & Co. 3.40% 2015	7,000	7,266
Rouse Co. 7.20% 2012	2,360	2,372
Rouse Co. 6.75% 20134	4,500	4,635
US Bancorp., Series T, 1.65% 2017	6,930	6,992
American Tower Corp. 4.625% 2015	6,475	6,859
BNP Paribas 5.00% 2021	5,045	5,191
BNP Paribas, junior subordinated 7.195% (undated)2,4	1,300	1,124
UDR, Inc., Series A, 5.25% 2015	5,400	5,797
Barclays Bank PLC 5.125% 2020	5,000	5,438
International Lease Finance Corp. 4.875% 2015	5,000	5,029
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,001
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,675	2,755
Host Hotels & Resorts LP 5.875% 2019	1,025	1,112
ACE INA Holdings Inc. 5.875% 2014	1,080	1,178
ACE INA Holdings Inc. 2.60% 2015	2,580	2,686
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,940	3,767
RSA Insurance Group PLC 9.375% 20392	£1,275	2,264
RSA Insurance Group PLC 8.50% (undated)2	760	1,220
Nationwide Mutual Insurance Co. 5.81% 20242,4	$3,125	2,844
Nationwide Mutual Insurance Co. 7.875% 20334	515	578
Lincoln National Corp. 5.65% 2012	3,250	3,272
ERP Operating LP 5.25% 2014	3,000	3,234
MetLife Capital Trust IV, junior subordinated 7.875% 20672,4	2,505	2,793
MetLife Capital Trust X, junior subordinated 9.25% 20682,4	300	369
Northern Trust Corp. 4.625% 2014	2,825	3,025
Société Générale 5.20% 20214	3,125	2,994
American Express Co. 6.15% 2017	2,500	2,966
Santander Issuances, SA Unipersonal 6.50% 20192,4	3,300	2,822
Commerzbank AG, Series 774, 7.75% 2021	€2,200	2,454
Chubb Corp., junior subordinated 6.375% 20672	$2,250	2,334
AXA SA 8.60% 2030	1,325	1,422
AXA SA, Series B, junior subordinated 6.379% (undated)2,4	1,095	865
Monumental Global Funding III 5.25% 20144	2,000	2,123
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,051
New York Life Global Funding 4.65% 20134	$1,700	1,754
UnumProvident Finance Co. PLC 6.85% 20154	1,500	1,677
ACE Cash Express, Inc. 11.00% 20194	1,325	1,174
BBVA Bancomer SA 6.50% 20214	1,075	1,091
HSBK (Europe) BV 7.25% 20214	935	934
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	€800	911
Allstate Corp., Series B, junior subordinated 6.125% 20672	$405	400
		600,344

CONSUMER DISCRETIONARY — 4.07%
Comcast Corp. 5.85% 2015	4,525	5,196
Comcast Corp. 6.30% 2017	1,880	2,264
Comcast Corp. 5.875% 2018	4,800	5,686
Comcast Corp. 5.15% 2020	2,500	2,909
Comcast Corp. 5.50% 2029	£1,160	2,103
Comcast Corp. 6.95% 2037	$630	813
Comcast Corp. 6.40% 2038	7,140	8,745
Comcast Corp. 6.40% 2040	5,750	7,209
Time Warner Cable Inc. 5.40% 2012	2,000	2,000
Time Warner Cable Inc. 7.50% 2014	1,185	1,314
Time Warner Cable Inc. 8.25% 2014	7,925	8,828
Time Warner Cable Inc. 6.75% 2018	2,650	3,234
Time Warner Cable Inc. 8.25% 2019	2,395	3,135
Time Warner Cable Inc. 4.00% 2021	4,890	5,152
Time Warner Cable Inc. 6.75% 2039	5,300	6,490
News America Holdings Inc. 9.25% 2013	2,500	2,613
News America Inc. 4.50% 2021	7,930	8,716
News America Inc. 6.15% 2037	1,000	1,138
News America Inc. 6.65% 2037	2,400	2,814
News America Inc. 6.15% 2041	7,250	8,520
NBCUniversal Media, LLC 5.15% 2020	15,500	17,836
NBCUniversal Media, LLC 6.40% 2040	2,800	3,437
Time Warner Inc. 4.75% 2021	6,700	7,515
Time Warner Cable Inc. 4.00% 2022	2,935	3,113
AOL Time Warner Inc. 7.625% 2031	1,750	2,269
Time Warner Inc. 6.20% 2040	5,450	6,376
Time Warner Cable Inc. 5.375% 2041	1,370	1,465
Daimler Finance NA LLC 2.625% 20164	13,000	13,396
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	7,141
Macy’s Retail Holdings, Inc. 7.875% 20152	15,650	18,326
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,708
Virgin Media Secured Finance PLC 6.50% 2018	2,750	3,004
Virgin Media Secured Finance PLC 5.25% 2021	9,125	10,134
MGM Resorts International 13.00% 2013	3,125	3,578
MGM Resorts International 5.875% 2014	3,200	3,296
MGM Resorts International 6.875% 2016	1,000	1,010
MGM Resorts International 7.50% 2016	1,000	1,040
MGM Resorts International 7.75% 2022	2,000	2,070
Univision Communications Inc., Term Loan B, 4.495% 20171,2,7	10,239	9,714
Volkswagen International Finance NV 1.625% 20134	4,750	4,790
Volkswagen International Finance NV 4.00% 20204	4,200	4,577
Home Depot, Inc. 4.40% 2021	7,500	8,679
Boyd Gaming Corp. 6.75% 2014	1,000	1,006
Boyd Gaming Corp. 7.125% 2016	2,350	2,303
Boyd Gaming Corp. 9.125% 2018	3,600	3,726
J.C. Penney Co., Inc. 5.75% 2018	4,835	4,406
J.C. Penney Co., Inc. 5.65% 2020	2,960	2,560
Michaels Stores, Inc., Term Loan B3, 5.00% 20161,2,7	1,434	1,436
Michaels Stores, Inc., Term Loan B2, 5.00% 20161,2,7	486	486
Michaels Stores, Inc. 13.00% 2016	587	630
Michaels Stores, Inc. 7.75% 2018	3,400	3,604
Walt Disney Co. 5.50% 2019	5,000	6,058
Limited Brands, Inc. 8.50% 2019	1,421	1,677
Limited Brands, Inc. 7.00% 2020	175	195
Limited Brands, Inc. 6.625% 2021	3,320	3,644
Marks and Spencer Group PLC 6.25% 20174	5,000	5,510
Neiman Marcus Group, Inc. 10.375% 2015	550	572
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,7	4,975	4,929
PETCO Animal Supplies, Inc. 9.25% 20184	5,000	5,488
WPP Finance 2010 4.75% 2021	5,060	5,324
Cinemark USA, Inc., Term Loan, 3.50% 20161,2,7	802	800
Cinemark USA, Inc. 8.625% 2019	4,000	4,450
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,138
Revel Entertainment, Term Loan B, 9.00% 20171,2,7	6,000	5,135
Omnicom Group Inc. 3.625% 2022	5,000	5,095
DISH DBS Corp. 4.625% 20174	1,050	1,057
DISH DBS Corp 7.875% 2019	700	810
DISH DBS Corp 6.75% 2021	2,775	3,011
Needle Merger Sub Corp. 8.125% 20194	4,500	4,500
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,7	4,263	4,220
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	2,021
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,170
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,7	1,547	1,460
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	837
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	549
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,7	1,188	1,083
FCE Bank PLC 7.125% 2013	€3,000	3,920
Vidéotron Ltée 5.00% 20224	$3,800	3,876
Cox Communications, Inc. 5.45% 2014	3,500	3,854
Warner Music Group 9.50% 20164	2,700	2,956
Warner Music Group 9.50% 2016	775	849
Nara Cable Funding Ltd. 8.875% 2018	€3,425	3,803
Target Corp. 6.00% 2018	$3,000	3,680
Academy, Ltd., Term Loan B, 6.00% 20181,2,7	3,483	3,505
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20164	2,000	2,120
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,000	1,060
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,040
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	997
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20171,2,7	1,360	1,356
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,571
Staples, Inc. 9.75% 2014	2,250	2,516
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,327
Mohegan Tribal Gaming Authority 11.00% 20182,4,8	3,300	2,219
Tenneco Inc. 6.875% 2020	1,700	1,844
UPC Germany GmbH 7.50% 2019	€1,250	1,653
Seminole Tribe of Florida 5.798% 20131,4	$520	534
Seminole Tribe of Florida 7.804% 20201,4	1,020	1,012
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,311
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	582
		368,828

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.98%
United Mexican States Government Global, Series A, 6.375% 2013	1,260	1,298
United Mexican States Government, Series M, 7.00% 2014	MXN290,000	22,792
United Mexican States Government, Series MI10, 9.50% 2014	235,000	19,594
United Mexican States Government, Series M10, 8.00% 2015	90,000	7,433
United Mexican States Government, Series M, 6.25% 2016	30,000	2,371
United Mexican States Government, Series M10, 7.25% 2016	105,000	8,632
United Mexican States Government, Series M10, 7.75% 2017	164,500	14,006
United Mexican States Government Global 5.95% 2019	$9,090	11,126
United Mexican States Government Global, Series A, 6.05% 2040	5,000	6,475
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	33,313
Japanese Government, Series 29, 2.40% 2038	522,350	7,288
Polish Government 3.875% 2015	$5,930	6,283
Polish Government 6.375% 2019	23,515	27,785
Polish Government 5.00% 2022	1,100	1,206
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	28,640	29,899
Latvia (Republic of) 5.25% 20174	1,935	2,003
Latvia (Republic of) 5.25% 2021	13,445	13,576
Lithuania (Republic of) 6.75% 2015	5,190	5,631
Lithuania (Republic of) 6.125% 20214	5,830	6,442
Lithuania (Republic of) 6.625% 20224	3,000	3,446
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	14,275	14,298
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	5,875	5,931
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	7,155	7,470
Russian Federation 3.25% 20174	7,600	7,666
Russian Federation 5.625% 20424	2,600	2,788
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	10,000	10,127
Province of Ontario, Series 1, 1.875% 2012	10,000	10,055
Croatian Government 6.625% 20204	3,065	3,062
Croatian Government 6.625% 2020	1,195	1,194
Croatian Government 6.375% 20214	3,340	3,274
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,330
Swedish Government, Series 105, 3.50% 2022	SKr43,050	7,305
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,274
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,870	7,113
Bermudan Government 5.603% 2020	2,735	3,134
Bermudan Government 5.603% 20204	2,495	2,859
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	5,570	5,850
South Korean Government 5.75% 2014	4,800	5,175
European Investment Bank 4.25% 2014	€3,070	4,205
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,156
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	$3,700	3,584
Hungary (Republic of) 4.75% 2015	750	724
Hungarian Government 6.25% 2020	2,425	2,375
Hungarian Government 6.375% 2021	150	147
Canadian Government 4.25% 20265	$ C1,386	2,198
German Government 3.25% 2042	€430	652
		360,545

ENERGY — 3.77%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	$7,940	9,503
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,802
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,423
Enbridge Energy Partners, LP 4.20% 2021	14,500	15,379
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,576
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	13,395	13,814
Enterprise Products Operating LLC 5.20% 2020	2,575	2,953
Enterprise Products Operating LLC 4.05% 2022	8,120	8,635
Enterprise Products Operating LLC 4.85% 2042	10,000	10,011
Kinder Morgan Energy Partners, LP 6.00% 2017	380	440
Kinder Morgan Energy Partners, LP 6.85% 2020	12,330	14,835
Kinder Morgan Energy Partners, LP 4.15% 2022	1,000	1,031
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,017
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,158
Phillips 66 2.95% 20174	2,500	2,573
Phillips 66 4.30% 20224	2,535	2,674
Phillips 66 5.875% 20424	10,460	11,316
StatoilHydro ASA 2.90% 2014	3,110	3,264
Statoil ASA 3.125% 2017	5,000	5,394
StatoilHydro ASA 5.25% 2019	6,130	7,354
Total Capital International 1.55% 2017	8,300	8,333
Total Capital International 2.875% 2022	7,005	7,123
Chevron Corp. 4.95% 2019	12,230	14,770
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	13,290	14,456
Shell International Finance BV 4.00% 2014	4,860	5,148
Shell International Finance BV 3.10% 2015	7,500	8,008
Petrobras International 5.75% 2020	6,130	6,740
Petrobras International 5.375% 2021	3,105	3,364
Petrobras International 6.875% 2040	2,240	2,690
Woodside Finance Ltd. 4.60% 20214	11,275	12,100
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,635
Gazprom OJSC 9.25% 2019	8,250	10,331
BG Energy Capital PLC 4.00% 20214	9,640	10,314
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,106
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,796
Devon Energy Corp. 1.875% 2017	3,560	3,566
Devon Energy Corp. 3.25% 2022	6,110	6,234
Transocean Inc. 5.05% 2016	1,400	1,521
Transocean Inc. 6.375% 2021	5,635	6,462
Transocean Inc. 7.35% 2041	365	444
Laredo Petroleum, Inc. 9.50% 2019	6,000	6,720
Peabody Energy Corp. 6.00% 20184	3,300	3,300
Peabody Energy Corp. 6.25% 20214	2,700	2,687
Cenovus Energy Inc. 4.50% 2014	5,015	5,358
Husky Energy Inc. 7.25% 2019	3,390	4,193
Alpha Natural Resources, Inc. 6.00% 2019	2,775	2,380
Alpha Natural Resources, Inc. 6.25% 2021	1,925	1,636
Arch Coal, Inc. 7.00% 2019	2,650	2,253
Arch Coal, Inc. 7.25% 2020	375	319
Arch Coal, Inc. 7.25% 2021	1,375	1,158
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,4	3,562	3,651
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,575
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,165
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,684
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,422	1,527
Ras Laffan Liquefied Natural Gas II 5.298% 20201	920	1,012
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,4	2,352	2,476
NGPL PipeCo LLC 7.119% 20174	475	477
NGPL PipeCo LLC 9.625% 20194	1,100	1,183
Petroplus Finance Ltd. 6.75% 20144,6	5,000	625
Petroplus Finance Ltd. 7.00% 20174,6	1,000	125
Petroplus Finance Ltd. 9.375% 20194,6	950	119
Williams Companies, Inc. 8.75% 2032	229	312
		342,228

INDUSTRIALS — 2.94%
Volvo Treasury AB 5.95% 20154	34,000	37,124
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	7,108
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,458
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,792
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,418
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,350
BNSF Funding Trust I 6.613% 20552	1,680	1,777
Norfolk Southern Corp. 5.75% 2016	5,270	6,071
Norfolk Southern Corp. 3.00% 2022	10,250	10,398
Norfolk Southern Corp. 4.837% 2041	8,061	8,945
United Technologies Corp. 1.80% 2017	2,340	2,394
United Technologies Corp. 4.50% 2020	7,215	8,381
United Technologies Corp. 3.10% 2022	3,745	3,936
United Technologies Corp. 4.50% 2042	8,630	9,534
General Electric Capital Corp. 3.35% 2016	14,750	15,559
General Electric Capital Corp. 2.30% 2017	5,000	5,042
General Electric Capital Corp., Series A, 0.736% 20182	1,000	924
Waste Management, Inc. 4.60% 2021	12,860	14,340
Union Pacific Corp. 5.125% 2014	2,300	2,456
Union Pacific Corp. 4.00% 2021	7,500	8,269
Union Pacific Corp. 4.163% 2022	2,314	2,585
Canadian National Railway Co. 4.95% 2014	1,430	1,523
Canadian National Railway Co. 5.55% 2018	5,000	5,981
Canadian National Railway Co. 2.85% 2021	5,000	5,187
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,6,9	230	—
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,7	1,526	1,480
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	77	77
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	407	411
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,227	1,298
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,361	2,514
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	668	727
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	922	944
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	524
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,340	2,583
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,877	2,096
Northrop Grumman Corp. 5.05% 2019	6,180	7,146
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,7	7,074	6,756
Ashtead Capital, Inc. 9.00% 20164	5,660	5,893
CSX Corp. 6.25% 2015	5,000	5,701
Republic Services, Inc. 5.00% 2020	5,000	5,670
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,7	1,151	1,173
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20141,2,7	233	133
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,7	7,564	4,312
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.47% 20141,2,7	64	63
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.47% 20141,2,7	61	60
DAE Aviation Holdings, Inc. 11.25% 20154	5,255	5,439
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,050
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,431
Ply Gem Industries, Inc. 8.25% 2018	4,250	4,186
Esterline Technologies Corp. 6.625% 2017	1,335	1,387
Esterline Technologies Corp. 7.00% 2020	2,475	2,735
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,248
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	528
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,112
ARAMARK Corp. 3.966% 20152	200	199
ARAMARK Corp. 8.50% 2015	2,175	2,229
ARAMARK Corp. 8.625% 20162,4,8	1,000	1,026
Atlas Copco AB 5.60% 20174	2,340	2,711
US Investigations Services, Inc. 11.75% 20164	3,010	2,664
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,962
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,722
Euramax International, Inc. 9.50% 2016	1,775	1,575
BE Aerospace, Inc. 5.25% 2022	1,475	1,523
Hutchison Whampoa International Ltd. 6.50% 20134	972	1,003
Florida East Coast Railway Corp. 8.125% 2017	800	840
Odebrecht Finance Ltd 6.00% 20234	500	529
John Deere Capital Corp., Series D, 4.50% 2013	500	515
TransDigm Inc. 7.75% 2018	210	232
		266,959

HEALTH CARE — 2.66%
Express Scripts Inc. 2.75% 20144	8,750	8,943
Express Scripts Inc. 6.25% 2014	2,020	2,210
Express Scripts Inc. 3.125% 2016	19,500	20,329
Express Scripts Inc. 2.65% 20174	5,000	5,095
Roche Holdings Inc. 6.00% 20194	20,980	26,156
Gilead Sciences, Inc. 2.40% 2014	4,780	4,930
Gilead Sciences, Inc. 3.05% 2016	3,815	4,033
Gilead Sciences, Inc. 4.40% 2021	6,005	6,646
Gilead Sciences, Inc. 5.65% 2041	5,000	5,859
Novartis Capital Corp. 1.90% 2013	10,000	10,127
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,309
Biogen Idec Inc. 6.00% 2013	14,000	14,459
Cardinal Health, Inc. 4.00% 2015	2,715	2,916
Cardinal Health, Inc. 5.80% 2016	1,235	1,432
Cardinal Health, Inc. 1.90% 2017	2,370	2,392
Cardinal Health, Inc. 4.625% 2020	5,880	6,604
Amgen Inc. 2.50% 2016	5,000	5,202
Amgen Inc. 2.125% 2017	7,390	7,489
Pfizer Inc 6.20% 2019	8,930	11,215
Sanofi 0.771% 20142	7,500	7,532
Quintiles, Term Loan B, 5.00% 20181,2,7	7,326	7,266
PTS Acquisition Corp. 9.50% 20158	6,011	6,184
VWR Funding, Inc., Series B, 10.25% 20158	5,732	5,932
Boston Scientific Corp. 6.00% 2020	4,950	5,916
McKesson Corp. 3.25% 2016	5,456	5,864
Patheon Inc. 8.625% 20174	5,870	5,753
Schering-Plough Corp. 5.375% 2014	€3,955	5,491
Johnson & Johnson 0.557% 20142	$5,000	5,027
inVentiv Health Inc. 10.00% 20184	5,650	4,887
Symbion Inc. 8.00% 2016	3,825	3,825
Centene Corp. 5.75% 2017	3,600	3,636
WellPoint, Inc. 5.25% 2016	3,000	3,354
HCA Inc. 6.375% 2015	1,000	1,067
HCA Inc., Term Loan B2, 3.711% 20171,2,7	1,910	1,860
Surgical Care Affiliates, Inc. 10.00% 20174	2,500	2,519
Tenet Healthcare Corp. 7.375% 2013	1,000	1,030
Tenet Healthcare Corp. 9.25% 2015	1,245	1,391
Grifols Inc. 8.25% 2018	2,194	2,364
Kinetic Concepts, Inc. 12.50% 20194	2,000	1,830
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,150	1,255
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	470
		240,799

UTILITIES — 2.20%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	13,222
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,937
Consumers Energy Co. 5.65% 2018	940	1,140
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,466
CMS Energy Corp. 8.75% 2019	2,000	2,478
Public Service Co. of Colorado 5.80% 2018	7,860	9,642
Public Service Co. of Colorado 5.125% 2019	500	598
Public Service Co. of Colorado 3.20% 2020	9,860	10,590
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,958
Ohio Edison Co. 6.40% 2016	7,750	8,922
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	10,008
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	15,163
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,343
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	9,197
Virginia Electric and Power Co. 2.95% 2022	7,000	7,232
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,722
PSEG Power LLC 2.75% 2016	3,400	3,463
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,928
E.ON International Finance BV 5.80% 20184	5,000	5,867
Veolia Environnement 6.00% 2018	4,000	4,435
Veolia Environnement 6.125% 2033	€700	1,013
Niagara Mohawk Power 3.553% 20144	$2,625	2,768
National Grid PLC 6.30% 2016	2,315	2,674
CEZ, a s 4.25% 20224	5,285	5,441
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,991
NV Energy, Inc 6.25% 2020	1,500	1,683
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	4,160	4,460
Entergy Corp. 4.70% 2017	4,000	4,202
AES Corp. 8.00% 2020	2,000	2,305
AES Corp. 7.375% 20214	975	1,090
Iberdrola Finance Ireland 3.80% 20144	3,410	3,320
Tampa Electric Co. 4.10% 2042	3,240	3,283
TXU, Term Loan, 4.741% 20171,2,7	3,749	2,251
PG&E Corp. 5.75% 2014	2,000	2,153
Intergen Power 9.00% 20174	2,000	1,970
Midwest Generation, LLC, Series B, 8.56% 20161	1,528	1,467
		199,382

CONSUMER STAPLES — 1.93%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,412
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,785
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,292
Anheuser-Busch InBev NV 7.75% 2019	8,065	10,672
Kroger Co. 5.00% 2013	4,500	4,638
Kroger Co. 7.50% 2014	5,650	6,197
Kroger Co. 3.90% 2015	7,500	8,098
Kroger Co. 2.20% 2017	2,310	2,339
Kraft Foods Inc. 2.625% 2013	2,555	2,593
Kraft Foods Inc. 1.625% 20154	3,880	3,924
Kraft Foods Inc. 2.25% 20174	4,660	4,779
Kraft Foods Inc. 3.50% 20224	8,200	8,439
British American Tobacco International Finance PLC 2.125% 20174	2,025	2,026
British American Tobacco International Finance PLC 9.50% 20184	10,137	13,825
Coca-Cola Co. 1.50% 2015	8,110	8,294
Coca-Cola Co. 3.15% 2020	6,285	6,751
SABMiller Holdings Inc. 2.45% 20174	14,570	15,040
Tesco PLC 5.50% 20174	10,035	11,670
Tesco PLC 5.50% 2033	£330	567
Altria Group, Inc. 9.95% 2038	$3,200	5,110
Altria Group, Inc. 10.20% 2039	3,100	5,064
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,129
Pernod Ricard SA 4.45% 20224	7,500	7,792
PepsiCo, Inc. 2.50% 2016	5,000	5,256
Constellation Brands, Inc. 7.25% 2017	4,000	4,595
Albertson’s, Inc. 7.25% 2013	1,790	1,855
SUPERVALU INC. 8.00% 2016	1,950	1,984
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,461
Stater Bros. Holdings Inc. 7.375% 2018	500	544
BFF International Ltd. 7.25% 20204	1,400	1,593
		174,724

TELECOMMUNICATION SERVICES — 1.83%
SBC Communications Inc. 5.10% 2014	2,700	2,950
AT&T Inc. 1.70% 2017	8,030	8,081
AT&T Inc. 5.35% 2040	10,075	11,623
AT&T Inc. 5.55% 2041	525	629
Koninklijke KPN NV 8.375% 2030	16,710	21,460
Telecom Italia Capital SA 6.999% 2018	9,963	9,963
Telecom Italia Capital SA 7.175% 2019	3,040	3,040
Telecom Italia Capital SA 6.375% 2033	2,035	1,608
Telecom Italia Capital SA 7.20% 2036	3,262	2,781
Telecom Italia Capital SA 7.721% 2038	3,548	3,122
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,475
Deutsche Telekom International Finance BV 3.125% 20164	5,495	5,691
Deutsche Telekom International Finance BV 9.25% 2032	8,403	12,464
Verizon Communications Inc. 7.375% 2013	5,000	5,431
Verizon Communications Inc. 8.50% 2018	1,000	1,371
Verizon Communications Inc. 8.75% 2018	3,750	5,164
Verizon Communications Inc. 4.75% 2041	4,750	5,254
Nextel Communications, Inc., Series E, 6.875% 2013	2,055	2,073
Nextel Communications, Inc., Series F, 5.95% 2014	195	196
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,615
Sprint Nextel Corp. 9.125% 20174	1,400	1,473
Sprint Nextel Corp. 9.00% 20184	2,000	2,240
Sprint Nextel Corp. 11.50% 20214	925	1,034
Telefónica Emisiones, SAU 3.992% 2016	4,250	3,804
Telefónica Emisiones, SAU 5.134% 2020	2,800	2,417
Telefónica Emisiones, SAU 5.462% 2021	5,025	4,386
Telefónica Europe BV 8.25% 2030	1,175	1,140
Frontier Communications Corp. 7.875% 2015	1,175	1,298
Frontier Communications Corp. 8.25% 2017	4,400	4,752
Frontier Communications Corp. 8.125% 2018	1,100	1,174
Frontier Communications Corp. 8.50% 2020	1,100	1,171
Frontier Communications Corp. 9.25% 2021	2,100	2,268
Frontier Communications Corp. 8.75% 2022	425	448
Wind Acquisition SA 11.75% 20174	4,550	3,697
Wind Acquisition SA 7.25% 20184	3,000	2,640
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	3,100	2,836
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	1,000	915
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20164	1,575	1,551
Cricket Communications, Inc. 7.75% 2016	3,000	3,199
Vodafone Group PLC, Term Loan B, 6.25% 20161,7,8,9	3,145	3,192
France Télécom 4.375% 2014	775	815
France Télécom 2.125% 2015	2,100	2,114
Crown Castle International Corp. 9.00% 2015	1,450	1,588
Crown Castle International Corp. 7.125% 2019	1,000	1,077
LightSquared, Term Loan B, 12.00% 20141,6,7,8	3,304	2,251
Level 3 Communications, Inc. 11.875% 2019	2,000	2,225
		165,696

MATERIALS — 1.05%
ArcelorMittal 4.50% 2017	12,150	11,982
ArcelorMittal 5.50% 2021	11,760	11,157
ArcelorMittal 6.25% 2022	1,175	1,154
ArcelorMittal 6.75% 2041	1,500	1,406
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,203
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,178
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,340
Teck Resources Ltd. 3.15% 2017	2,880	2,975
Teck Resources Ltd. 6.25% 2041	4,000	4,500
Reynolds Group 7.75% 20164	4,155	4,394
Reynolds Group 7.875% 20194	1,275	1,387
Reynolds Group 9.875% 20194	260	270
Ecolab Inc. 3.00% 2016	5,455	5,759
Newcrest Finance Pty Ltd. 4.45% 20214	5,330	5,484
Dow Chemical Co. 4.125% 2021	5,000	5,377
Georgia Gulf Corp. 9.00% 20174	3,200	3,584
Cliffs Natural Resources Inc. 4.875% 2021	3,310	3,259
Consolidated Minerals Ltd. 8.875% 20164	3,665	2,822
Ball Corp. 7.125% 2016	1,705	1,865
Ball Corp. 5.75% 2021	835	902
Packaging Dynamics Corp. 8.75% 20164	2,595	2,738
Graphic Packaging International, Inc. 7.875% 2018	2,000	2,210
Ardagh Packaging Finance 7.375% 20174	1,265	1,350
FMG Resources 6.00% 20174	1,300	1,310
Inmet Mining Corp. 8.75% 20204	1,000	995
		95,601

INFORMATION TECHNOLOGY — 0.94%
International Business Machines Corp. 0.75% 2015	3,610	3,608
International Business Machines Corp. 1.95% 2016	9,825	10,121
International Business Machines Corp. 5.70% 2017	7,500	9,032
First Data Corp. 9.875% 2015	245	248
First Data Corp. 10.55% 20158	12	12
First Data Corp. 11.25% 2016	1,500	1,421
First Data Corp., Term Loan D, 5.245% 20171,2,7	2,748	2,626
First Data Corp. 7.375% 20194	3,500	3,587
First Data Corp. 12.625% 2021	2,781	2,798
First Data Corp. 8.75% 20222,4,8	4,641	4,699
NXP BV and NXP Funding LLC 10.00% 201310	8,398	9,218
Jabil Circuit, Inc. 8.25% 2018	5,300	6,241
SunGard Data Systems Inc. 7.375% 2018	1,800	1,940
SunGard Data Systems Inc. 7.625% 2020	3,100	3,317
Cisco Systems, Inc. 4.45% 2020	4,500	5,207
Freescale Semiconductor, Inc., Term Loan, 4.489% 20161,2,7	995	945
Freescale Semiconductor, Inc. 10.125% 20184	3,868	4,245
Advanced Micro Devices, Inc. 8.125% 2017	3,775	4,115
SRA International, Inc., Term Loan B, 6.50% 20181,2,7	2,520	2,448
SRA International, Inc. 11.00% 2019	1,625	1,641
Blackboard Inc., Term Loan B, 7.50% 20181,2,7	2,139	2,080
Xerox Corp. 2.95% 2017	1,670	1,691
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,575
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,388
Lawson Software, Inc. 9.375% 20194	1,000	1,073
		85,276

MUNICIPALS — 0.47%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	13,450	17,433
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,503
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,296
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,112
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,696
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	662	658
		42,698

ASSET-BACKED OBLIGATIONS1 — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,901
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,814
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.345% 20372	1,596	126
		4,841

Total bonds, notes & other debt instruments (cost: $8,369,546,000)		8,724,887

		Value
Preferred securities — 0.01%	Shares	(000)

FINANCIALS — 0.01%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	$1,038

Total preferred securities (cost: $785,000)		1,038

Common stocks — 0.01%

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.9,10,11	50,013	504
Adelphia Recovery Trust, Series ACC-111	2,409,545	4
Adelphia Recovery Trust, Series ACC-6B9,11	500,000	2

Total common stocks (cost: $1,027,000)		510

	Principal amount
Short-term securities — 18.69%	(000)

U.S. Treasury Bills 0.06%–0.141% due 7/19–12/6/2012	$419,800	419,749
Federal Home Loan Bank 0.07%–0.18% due 7/2/2012–2/26/2013	232,000	231,904
Freddie Mac 0.05%–0.13% due 7/9–10/16/2012	155,500	155,477
Bank of New York Mellon Corp. 0.11% due 7/23/20124	125,000	124,991
Wal-Mart Stores, Inc. 0.12%–0.14% due 7/23–8/6/20124	99,252	99,243
Coca-Cola Co. 0.11%–0.15% due 7/11–8/22/20124	84,700	84,691
General Electric Capital Corp. 0.14% due 7/10/2012	75,000	74,997
Chevron Corp. 0.09% due 7/23/20124	60,900	60,896
National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 7/23–7/30/2012	55,950	55,945
Fannie Mae 0.07%–0.13% due 7/16–10/1/2012	55,700	55,689
NetJets Inc. 0.13%–0.14% due 7/9–7/23/20124	54,200	54,195
Paccar Financial Corp. 0.12%–0.15% due 7/10–7/23/2012	53,000	52,997
Procter & Gamble Co. 0.13% due 7/18/20124	50,000	49,997
Straight-A Funding LLC 0.16%–0.17% due 7/20–9/4/20124	44,300	44,288
PepsiCo Inc. 0.10% due 7/23/20124	35,100	35,098
Emerson Electric Co. 0.12%–0.15% due 7/2–7/5/20124	28,500	28,500
Federal Farm Credit Banks 0.14% due 12/26/2012	22,000	21,981
Regents of the University of California 0.15% due 8/7/2012	12,500	12,498
Abbott Laboratories 0.12% due 7/24/20124	11,600	11,599
Variable Funding Capital Company LLC 0.25% due 7/2/20124	10,000	10,000
Pfizer Inc 0.11% due 7/11/20124	10,000	10,000

Total short-term securities (cost: $1,694,726,000)		1,694,735

Total investment securities (cost: $10,066,084,000)		10,421,170
Other assets less liabilities		(1,353,645)

Net assets		$9,067,525

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,363,074,000, which represented 15.03% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.
6Scheduled interest and/or principal payment was not received.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $76,694,000, which represented .85% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,698,000, which represented .04% of the net assets of the fund.

10Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,791	$9,218	.10%
American Media, Inc.	11/17/2010	838	504	.01
Total restricted securities		$8,629	$9,722	.11%

11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

TBA = To be announced
C$ = Canadian dollars
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor

Global Bond FundSM
Investment portfolio

June 30, 2012
 unaudited

Bonds, notes & other debt instruments — 95.01%	Principal amount (000)	Value (000)

EUROS — 14.20%
German Government, Series 154, 2.25% 2014	€19,120	US$25,116
German Government 4.25% 2014	4,830	6,615
German Government, Series 5, 3.25% 2015	1,935	2,669
German Government 1.50% 20161	7,490	10,362
German Government, Series 159, 2.00% 2016	13,560	18,185
German Government 3.50% 2016	5,125	7,208
German Government, Series 6, 3.75% 2017	6,450	9,324
German Government 4.25% 2017	12,400	18,461
German Government 1.75% 20201	7,113	10,548
German Government 2.00% 2022	5,350	7,059
German Government 5.625% 2028	275	506
German Government 6.25% 2030	7,400	14,720
German Government, Series 00, 5.50% 2031	1,000	1,875
German Government, Series 8, 4.75% 2040	2,950	5,566
German Government 3.25% 2042	1,440	2,182
Netherlands Government Eurobond 4.25% 2013	16,000	21,099
Netherlands Government Eurobond 4.50% 2017	3,250	4,763
Netherlands Government Eurobond 3.75% 2042	4,125	6,435
Austrian Government, Series 2, 4.65% 2018	19,150	28,058
Italian Government 3.75% 2013	6,000	7,641
Italian Government 4.25% 2014	1,500	1,920
Italian Government 3.75% 2016	8,825	10,897
Irish Government 5.00% 2013	5,000	6,382
Irish Government 4.00% 2014	1,300	1,624
Irish Government 5.90% 2019	1,500	1,863
Irish Government 5.00% 2020	5,500	6,443
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	2,000	2,588
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	6,950	9,830
Belgium (Kingdom of), Series 49, 4.00% 2017	7,755	10,697
Barclays Bank PLC 4.00% 20192	3,450	4,852
Barclays Bank PLC 6.00% 2021	3,150	3,678
Koninklijke KPN NV 3.75% 2020	3,750	4,828
Koninklijke KPN NV 4.50% 2021	1,600	2,147
Canadian Government 3.50% 2020	4,000	5,887
Hungarian Government 5.75% 2018	2,075	2,449
Hungarian Government 6.00% 2019	2,325	2,738
European Investment Bank 4.75% 2017	2,370	3,459
Aviva PLC, junior subordinated 5.70% (undated)3	3,260	3,166
Royal Bank of Scotland PLC 6.934% 2018	2,670	3,132
AT&T Inc. 6.125% 2015	2,100	3,020
Merrill Lynch & Co., Inc. 4.625% 2018	2,525	2,957
KfW 4.375% 2013	2,050	2,731
HBOS PLC 4.375% 20193	155	147
Lloyds TSB Bank PLC 6.50% 2020	2,250	2,493
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,355
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	1,800	2,306
Commerzbank AG, Series 774, 7.75% 2021	1,900	2,120
Assicurazioni Generali SpA. 6.90% 20223	1,750	2,020
Iberdrola Finanzas, SAU 7.50% 2015	1,500	1,951
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,758
Deutsche Telekom International Finance BV 7.50% 2033	875	1,602
Daimler AG, Series 6, 4.125% 2017	1,150	1,597
HSBC Holdings PLC 6.00% 2019	1,150	1,576
Roche Holdings, Inc. 5.625% 2016	925	1,354
Imperial Tobacco Finance PLC 8.375% 2016	850	1,299
Telecom Italia SpA 7.75% 2033	1,000	1,268
Anheuser-Busch InBev NV 8.625% 2017	750	1,247
Novartis Finance SA, 4.25% 2016	750	1,065
National Grid Transco PLC 5.00% 2018	725	1,063
Schering-Plough Corp. 5.375% 2014	645	895
Standard Chartered Bank 5.875% 2017	650	890
France Télécom 5.625% 2018	500	744
CRH Finance BV 7.375% 20143	375	523
GlaxoSmithKline Capital PLC 5.125% 2012	400	516
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	400	456
Veolia Environnement 6.125% 2033	250	362
Nara Cable Funding Ltd. 8.875% 2018	300	333
Wind Acquisition SA 7.375% 2018	200	219
		337,839

JAPANESE YEN — 13.42%
Japanese Government, Series 248, 0.70% 2013	¥1,120,000	14,070
Japanese Government, Series 269, 1.30% 2015	4,685,000	60,505
Japanese Government, Series 284, 1.70% 2016	3,883,500	51,887
Japanese Government, Series 288, 1.70% 2017	215,000	2,894
Japanese Government, Series 296, 1.50% 2018	971,600	13,002
Japanese Government, Series 299, 1.30% 2019	5,198,550	68,852
Japanese Government, Series 310, 1.00% 2020	6,186,400	79,813
Japanese Government, Series 315, 1.20% 2021	425,000	5,542
Japanese Government, Series 21, 2.30% 2035	1,330,000	18,282
Japanese Government, Series 29, 2.40% 2038	313,200	4,370
		319,217

MEXICAN PESOS — 3.65%
United Mexican States Government, Series M, 7.00% 2014	MXN 87,500	6,877
United Mexican States Government, Series MI10, 9.50% 2014	92,500	7,713
United Mexican States Government, Series M10, 8.00% 2015	42,500	3,510
United Mexican States Government, Series M, 6.25% 2016	225,500	17,820
United Mexican States Government, Series M10, 7.25% 2016	150,000	12,331
United Mexican States Government, Series M10, 7.75% 2017	182,900	15,573
United Mexican States Government, Series M, 8.00% 2020	78,000	6,934
United Mexican States Government, Series M30, 10.00% 2036	155,000	16,174
		86,932

SOUTH KOREAN WON — 3.40%
South Korean Government, Series 1303, 5.25% 2013	KRW37,450,190	33,136
South Korean Government, Series 1406, 3.50% 2014	6,720,000	5,895
South Korean Government 4.25% 2014	10,140,000	9,036
South Korean Government 4.75% 2014	6,540,000	5,849
South Korean Government 5.00% 2014	9,280,000	8,397
South Korean Government, Series 1503, 4.50% 2015	4,100,000	3,690
South Korean Government 5.50% 2017	9,934,300	9,520
South Korean Government 4.00% 2031	6,000,000	5,460
		80,983

POLISH ZLOTY — 3.28%
Polish Government, Series 0414, 5.75% 2014	PLN105,450	32,296
Polish Government, Series 1017, 5.25% 2017	129,105	39,619
Polish Government, Series 1020, 5.25% 2020	20,000	6,084
		77,999

BRITISH POUNDS — 3.17%
United Kingdom 2.25% 2014	£2,640	4,271
United Kingdom 2.00% 2016	6,240	10,267
United Kingdom 3.75% 2019	3,240	5,936
United Kingdom 3.75% 2020	2,500	4,599
United Kingdom 3.75% 2021	11,620	21,430
United Kingdom 5.00% 2025	2,500	5,191
United Kingdom 4.75% 2030	1,000	2,059
United Kingdom 4.25% 2040	7,430	14,361
RSA Insurance Group PLC 9.375% 20393	569	1,011
RSA Insurance Group PLC 8.50% (undated)3	900	1,445
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,652
Time Warner Cable Inc. 5.75% 2031	625	1,090
France Télécom 5.00% 2016	500	853
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	777
Wal-Mart Stores, Inc. 5.625% 2034	100	200
Tesco PLC 5.50% 2033	100	172
		75,314

SWEDISH KRONOR — 3.08%
Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,392
Swedish Government, Series 1049, 4.50% 2015	62,000	9,897
Swedish Government, Series 1051, 3.75% 2017	254,000	41,308
Swedish Government, Series 105, 4.25% 2019	10,000	1,716
Swedish Government, Series 105, 3.50% 2022	100,520	17,056
		73,369

CANADIAN DOLLARS — 1.69%
Canadian Government 2.00% 2014	$ C3,375	3,385
Canadian Government 2.00% 2014	3,000	2,993
Canadian Government 4.50% 2015	4,340	4,671
Canadian Government 4.25% 2018	500	571
Canadian Government 3.25% 2021	8,720	9,725
Canada Housing Trust 4.10% 2018	250	279
Canada Housing Trust 3.35% 2020	4,750	5,096
Province of Ontario, Series HC, 9.50% 2022	250	388
Province of Ontario 4.60% 2039	3,125	3,681
Province of Manitoba 4.25% 2018	2,750	3,029
Province de Québec 5.25% 2013	625	645
Province de Québec 9.375% 2023	250	387
Canadian Imperial Bank 5.00% 2012	1,000	989
Hydro One Inc. 5.49% 2040	750	937
Rogers Communications Inc. 5.80% 2016	625	685
Province of New Brunswick 6.75% 2017	500	602
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	543
Bank of Nova Scotia 5.04% 2013	250	253
Toronto-Dominion Bank 4.854% 2013	250	251
Wells Fargo & Co. 6.05% 2012	250	247
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	247
Thomson Reuters Corp. 5.70% 2015	150	163
Bank of Montreal 5.18% 2015	150	160
Royal Bank of Canada 5.20% 2012	150	148
TransCanada PipeLines Ltd. 5.05% 2014	125	129
		40,204

NORWEGIAN KRONER — 1.35%
Norwegian Government 5.00% 2015	NKr 65,000	12,050
Norwegian Government 4.25% 2017	105,210	19,988
		32,038

MALAYSIAN RINGGITS — 1.34%
Malaysian Government, Series 0204, 5.094% 2014	MYR23,860	7,794
Malaysian Government, Series 0207, 3.814% 2017	28,000	9,056
Malaysian Government, Series 0210, 4.012% 2017	41,000	13,383
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,651
		31,884

SINGAPORE DOLLARS — 1.29%
Singapore (Republic of) 3.75% 2016	$ S33,885	30,570

HUNGARIAN FORINTS — 1.15%
Hungarian Government, Series 17/B, 6.75% 2017	HUF4,051,710	17,358
Hungarian Government, Series 17/A, 6.75% 2017	2,350,000	10,026
		27,384

AUSTRALIAN DOLLARS — 0.71%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	13,366
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,329
European Investment Bank 6.125% 2017	1,000	1,093
		16,788

ISRAELI SHEKELS — 0.65%
Israeli Government 4.50% 2015	ILS16,535	4,440
Israeli Government 5.50% 2017	38,610	10,902
		15,342

PHILIPPINE PESOS — 0.18%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,409
Philippines (Republic of) 6.25% 2036	35,000	885
		4,294

BRAZILIAN REAIS — 0.07%
Brazil (Federal Republic of) 6.00% 20151	BRL2,147	1,145
Brazil (Federal Republic of) 10.00% 2017	1,000	511
		1,656

U.S. DOLLARS — 42.38%
Fannie Mae 3.50% 20252	US$ 6,014	6,363
Fannie Mae 3.50% 20252	3,995	4,226
Fannie Mae 3.00% 20272	20,500	21,487
Fannie Mae 3.50% 20272	13,140	13,887
Fannie Mae 4.00% 20272	1,500	1,596
Fannie Mae 5.00% 20352	963	1,043
Fannie Mae 6.50% 20362	766	862
Fannie Mae 6.00% 20372	1,800	1,983
Fannie Mae 6.00% 20372	1,466	1,610
Fannie Mae 6.00% 20372	869	958
Fannie Mae 6.00% 20372	520	573
Fannie Mae 6.00% 20372	158	174
Fannie Mae 6.00% 20372	149	164
Fannie Mae 6.00% 20372	86	94
Fannie Mae 6.00% 20372	64	71
Fannie Mae 6.00% 20372	63	70
Fannie Mae 5.00% 20382	583	634
Fannie Mae 5.345% 20382,3	277	297
Fannie Mae 5.50% 20382	863	942
Fannie Mae 6.00% 20382	5,085	5,594
Fannie Mae 6.00% 20382	4,469	4,926
Fannie Mae 6.00% 20382	2,838	3,130
Fannie Mae 6.00% 20382	2,017	2,229
Fannie Mae 6.00% 20382	1,484	1,635
Fannie Mae 6.00% 20382	635	697
Fannie Mae 6.00% 20382	586	650
Fannie Mae 6.00% 20382	512	564
Fannie Mae 6.00% 20382	432	476
Fannie Mae 6.00% 20382	179	197
Fannie Mae 3.521% 20392,3	25	26
Fannie Mae 3.816% 20392,3	7	7
Fannie Mae 3.887% 20392,3	7	8
Fannie Mae 3.908% 20392,3	137	144
Fannie Mae 3.942% 20392,3	7	7
Fannie Mae 3.951% 20392,3	218	228
Fannie Mae 5.50% 20392	2,465	2,690
Fannie Mae 6.00% 20392	7,330	8,079
Fannie Mae 6.00% 20392	511	563
Fannie Mae 3.50% 20402	793	834
Fannie Mae 4.00% 20402	4,605	4,972
Fannie Mae 4.00% 20402	2,014	2,175
Fannie Mae 4.50% 20402	2,593	2,792
Fannie Mae 4.50% 20402	1,414	1,523
Fannie Mae 4.50% 20402	1,351	1,455
Fannie Mae 6.00% 20402	6,277	6,918
Fannie Mae 6.00% 20402	850	935
Fannie Mae 6.00% 20402	369	405
Fannie Mae 2.894% 20412,3	924	966
Fannie Mae 3.50% 20412	3,681	3,874
Fannie Mae 3.50% 20412	896	943
Fannie Mae 4.00% 20412	11,448	12,361
Fannie Mae 4.00% 20412	4,746	5,124
Fannie Mae 4.00% 20412	2,478	2,643
Fannie Mae 4.00% 20412	1,174	1,267
Fannie Mae 4.00% 20412	740	799
Fannie Mae 4.00% 20412	259	276
Fannie Mae 4.50% 20412	5,111	5,513
Fannie Mae 3.50% 20422	37,610	39,549
Fannie Mae 3.50% 20422	15,500	16,371
Fannie Mae 3.50% 20422	14,485	15,284
Fannie Mae 3.50% 20422	13,785	14,575
Fannie Mae 3.50% 20422	2,984	3,167
Fannie Mae 3.50% 20422	675	714
Fannie Mae 6.00% 20422	20,760	22,813
Fannie Mae 6.00% 20422	7,710	8,474
U.S. Treasury 0.625% 2013	2,250	2,257
U.S. Treasury 1.875% 20131	6,263	6,419
U.S. Treasury 2.75% 2013	13,000	13,424
U.S. Treasury 2.75% 2013	8,500	8,644
U.S. Treasury 0.50% 2014	480	482
U.S. Treasury 1.25% 2014	29,535	29,978
U.S. Treasury 1.875% 2014	6,500	6,683
U.S. Treasury 2.125% 2015	6,719	7,095
U.S. Treasury 1.875% 20151	1,478	1,610
U.S. Treasury 0.875% 2016	4,315	4,359
U.S. Treasury 0.875% 2016	200	202
U.S. Treasury 1.00% 2016	4,592	4,666
U.S. Treasury 1.50% 2016	2,165	2,244
U.S. Treasury 2.625% 2016	21,250	22,879
U.S. Treasury 3.00% 2016	205	225
U.S. Treasury 5.125% 2016	5,425	6,372
U.S. Treasury 0.875% 2017	4,450	4,490
U.S. Treasury 1.00% 2017	23,525	23,857
U.S. Treasury 3.00% 2017	3,250	3,594
U.S. Treasury 2.375% 2018	2,500	2,710
U.S. Treasury 2.625% 2018	4,000	4,392
U.S. Treasury 1.75% 2022	14,095	14,223
U.S. Treasury 2.00% 2022	40,350	41,740
U.S. Treasury 6.00% 2026	1,250	1,834
U.S. Treasury 4.375% 2039	2,000	2,667
U.S. Treasury 3.875% 2040	5,150	6,349
U.S. Treasury 4.375% 2040	4,000	5,338
U.S. Treasury 4.625% 2040	1,500	2,078
U.S. Treasury 3.75% 2041	13,470	16,266
U.S. Treasury 4.75% 2041	1,500	2,122
U.S. Treasury 3.00% 2042	1,725	1,810
Freddie Mac 1.75% 2015	3,000	3,116
Freddie Mac 1.00% 2017	2,000	2,007
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	48	47
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	306	292
Freddie Mac 6.00% 20372	779	852
Freddie Mac 5.50% 20382	1,800	1,958
Freddie Mac 5.50% 20382	410	446
Freddie Mac 3.732% 20392,3	9	9
Freddie Mac 6.50% 20392	2,138	2,401
Freddie Mac 4.00% 20412	1,699	1,807
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.468% 20372,3	62	63
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.064% 20452,3	1,435	1,636
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	1,125	1,185
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	2,500	2,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.924% 20492,3	2,035	2,317
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	431	431
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.071% 20382,3	900	1,030
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	4,500	5,011
Anheuser-Busch InBev NV 3.625% 2015	980	1,050
Anheuser-Busch InBev NV 6.875% 2019	290	375
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,566
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,194
Deutsche Telekom International Finance BV 5.875% 2013	810	853
Deutsche Telekom International Finance BV 3.125% 20164	760	787
Deutsche Telekom International Finance BV 8.75% 20303	785	1,093
Deutsche Telekom International Finance BV 9.25% 2032	1,875	2,781
Deutsche Telekom International Finance BV 4.875% 20424	150	143
Polish Government 6.375% 2019	2,675	3,161
Polish Government 5.125% 2021	1,560	1,728
Polish Government 5.00% 2022	675	740
Nextel Communications, Inc., Series E, 6.875% 2013	56	56
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,635
Nextel Communications, Inc., Series D, 7.375% 2015	3,675	3,698
Sprint Capital Corp. 8.75% 2032	250	229
Murray Street Investment Trust I 4.647% 2017	1,500	1,505
Goldman Sachs Group, Inc. 7.50% 2019	2,425	2,771
Goldman Sachs Group, Inc. 5.75% 2022	990	1,048
Goldman Sachs Group, Inc. 6.25% 2041	270	283
Comcast Corp. 5.30% 2014	750	798
Comcast Corp. 6.30% 2017	320	385
Comcast Corp. 5.875% 2018	890	1,054
Comcast Corp. 5.65% 2035	250	281
Comcast Corp. 6.95% 2037	820	1,058
Comcast Corp. 6.40% 2040	1,250	1,567
ArcelorMittal 4.50% 2017	2,750	2,712
ArcelorMittal 5.50% 2021	1,665	1,580
ArcelorMittal 6.25% 2022	830	815
Realogy Corp., Term Loan B, 4.491% 20162,3,5	477	452
Realogy Corp., Letter of Credit, 4.77% 20162,3,5	38	36
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,5	1,275	1,311
Realogy Corp. 7.875% 20194	2,250	2,211
Realogy Corp. 7.625% 20204	1,000	1,037
First Data Corp. 9.875% 2015	1,269	1,291
First Data Corp. 9.875% 2015	38	38
First Data Corp. 10.55% 20156	19	20
First Data Corp. 11.25% 2016	1,000	947
First Data Corp., Term Loan D, 5.245% 20172,3,5	1,472	1,406
First Data Corp. 12.625% 2021	1,148	1,155
Frontier Communications Corp. 8.25% 2017	1,300	1,404
Frontier Communications Corp. 8.50% 2020	1,350	1,438
Frontier Communications Corp. 9.25% 2021	1,850	1,998
Standard Chartered PLC 3.85% 20154	1,670	1,748
Standard Chartered PLC 3.20% 20164	770	788
Standard Chartered Bank 6.40% 20174	2,000	2,201
Express Scripts Inc. 3.125% 2016	4,455	4,644
Westfield Group 5.40% 20124	465	470
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	180
Westfield Group 7.50% 20144	855	933
Westfield Group 5.70% 20164	640	705
Westfield Group 7.125% 20184	1,120	1,329
WEA Finance LLC 4.625% 20214	910	964
Latvia (Republic of) 5.25% 20174	2,900	3,001
Latvia (Republic of) 5.25% 2021	1,505	1,520
UBS AG 5.75% 2018	3,410	3,784
UBS AG 4.875% 2020	635	680
Burlington Northern Santa Fe LLC 5.75% 2018	40	48
Burlington Northern Santa Fe LLC 4.70% 2019	370	416
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,864
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,100
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.394% 20442,3	1,150	1,283
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	2,740	3,118
Citigroup Inc. 4.587% 2015	1,075	1,126
Citigroup Inc. 4.75% 2015	2,250	2,364
Citigroup Inc. 6.125% 2018	695	777
Gazprom OJSC 9.25% 2019	2,750	3,444
Gazprom OJSC 5.999% 2021	750	808
Prologis, Inc. 7.625% 2014	600	660
Prologis, Inc. 6.125% 2016	690	774
Prologis, Inc. 6.625% 2018	830	959
Prologis, Inc. 7.375% 2019	1,500	1,821
SBC Communications Inc. 5.10% 2014	100	109
AT&T Inc. 1.70% 2017	2,020	2,033
AT&T Inc. 5.35% 2040	1,750	2,019
Telecom Italia Capital SA 6.999% 2018	616	616
Telecom Italia Capital SA 7.175% 2019	1,078	1,078
Telecom Italia Capital SA 6.375% 2033	785	620
Telecom Italia Capital SA 7.20% 2036	861	734
Telecom Italia Capital SA 7.721% 2038	1,170	1,030
Telefónica Emisiones, SAU 3.992% 2016	750	671
Telefónica Emisiones, SAU 5.134% 2020	2,225	1,921
Telefónica Emisiones, SAU 5.462% 2021	1,145	999
Telefónica Europe BV 8.25% 2030	355	344
Boyd Gaming Corp. 6.75% 2014	1,525	1,535
Boyd Gaming Corp. 7.125% 2016	350	343
Boyd Gaming Corp. 9.125% 2018	700	724
Boyd Gaming Corp. 9.00% 20204	1,275	1,285
Lithuania (Republic of) 6.75% 2015	990	1,074
Lithuania (Republic of) 6.125% 20214	1,765	1,950
Lithuania (Republic of) 6.625% 20224	750	862
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,268
Enbridge Energy Partners, LP 9.875% 2019	750	986
Enbridge Energy Partners, LP 5.20% 2020	460	522
Government National Mortgage Assn. 3.50% 20422	3,500	3,742
Ford Motor Credit Co. 8.70% 2014	250	285
Ford Motor Credit Co. 8.00% 2016	1,850	2,194
Ford Motor Credit Co. 6.625% 2017	1,100	1,253
British American Tobacco International Finance PLC 2.125% 20174	575	575
British American Tobacco International Finance PLC 9.50% 20184	2,253	3,073
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,191
Société Générale 5.20% 20214	2,560	2,452
International Business Machines Corp. 0.75% 2015	3,600	3,598
General Electric Capital Corp. 4.65% 2021	1,750	1,949
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)3	1,500	1,591
Bank of America Corp. 3.75% 2016	1,500	1,514
Bank of America Corp. 5.75% 2017	405	433
Bank of America Corp. 5.625% 2020	225	241
Bank of America Corp. 5.00% 2021	1,250	1,293
CIT Group Inc., Series C, 4.75% 20154	1,300	1,336
CIT Group Inc. 5.00% 2017	2,000	2,061
HSBC Finance Corp. 0.897% 20163	2,800	2,569
HSBC Holdings PLC 4.00% 2022	700	729
MGM Resorts International 6.75% 2013	25	26
MGM Resorts International 13.00% 2013	325	372
MGM Resorts International 5.875% 2014	1,250	1,287
MGM Resorts International 6.625% 2015	1,000	1,035
MGM Resorts International 9.00% 2020	500	557
Academy, Ltd., Term Loan B, 6.00% 20182,3,5	2,164	2,178
Academy, Ltd. 9.25% 20194	1,000	1,090
HCA Inc. 6.375% 2015	2,240	2,391
HCA Inc. 6.50% 2020	800	869
Petrobras International 5.75% 2020	810	891
Petrobras International 5.375% 2021	1,750	1,896
Petrobras International 6.875% 2040	380	456
Volvo Treasury AB 5.95% 20154	2,920	3,188
Hospitality Properties Trust 6.30% 2016	2,000	2,154
Hospitality Properties Trust 6.70% 2018	905	992
American Tower Corp. 7.00% 2017	2,700	3,142
Korea Development Bank 5.30% 2013	1,350	1,376
Korea Development Bank 8.00% 2014	1,550	1,691
Reynolds Group 7.125% 20194	1,000	1,052
Reynolds Group 9.00% 20194	2,000	2,005
American International Group, Inc. 3.00% 2015	1,500	1,509
American International Group, Inc. 3.80% 2017	1,500	1,531
Norfolk Southern Corp. 5.75% 2016	985	1,135
Norfolk Southern Corp. 3.25% 2021	835	866
Norfolk Southern Corp. 3.00% 2022	1,000	1,014
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	219
Kimco Realty Corp., Series C, 4.904% 2015	235	248
Kimco Realty Corp. 4.30% 2018	985	1,041
Kimco Realty Corp. 6.875% 2019	1,250	1,499
Tennessee Valley Authority 5.88% 2036	500	694
Tennessee Valley Authority 5.25% 2039	1,750	2,285
UniCredito Italiano SpA 6.00% 20174	2,425	1,988
HVB Funding Trust I, junior subordinated 8.741% 20314	850	663
HVB Funding Trust III, junior subordinated 9.00% 20314	300	237
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,878
Univision Communications Inc., Term Loan B, 4.495% 20172,3,5	1,911	1,813
Univision Communications Inc. 8.50% 20214	1,040	1,053
Devon Energy Corp. 1.875% 2017	460	461
Devon Energy Corp. 3.25% 2022	2,290	2,337
Developers Diversified Realty Corp. 5.50% 2015	735	776
Developers Diversified Realty Corp. 9.625% 2016	315	383
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,149
Developers Diversified Realty Corp. 7.875% 2020	395	473
BNP Paribas 5.00% 2021	2,700	2,778
Gilead Sciences, Inc. 2.40% 2014	200	206
Gilead Sciences, Inc. 3.05% 2016	1,505	1,591
Gilead Sciences, Inc. 4.40% 2021	830	919
International Lease Finance Corp. 5.00% 2012	195	197
International Lease Finance Corp. 4.875% 2015	2,500	2,514
State of California, Various Purpose G.O. Bonds (Federally Taxable), 7.60% 2040	1,800	2,333
State of California, Various Purpose G.O. Bonds (Federally Taxable), 7.625% 2040	285	370
Woodside Finance Ltd. 4.60% 20214	2,510	2,694
Jaguar Land Rover PLC 7.75% 20184	2,600	2,691
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	553
Williams Partners L.P. 4.125% 2020	375	393
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,042
Williams Partners L.P. 4.00% 2021	670	698
Amgen Inc. 2.50% 2016	1,650	1,717
Amgen Inc. 2.125% 2017	950	963
Verizon Communications Inc. 4.75% 2041	700	774
Verizon Communications Inc. 6.00% 2041	1,475	1,880
GlaxoSmithKline Capital Inc. 4.85% 2013	600	623
GlaxoSmithKline Capital PLC 1.50% 2017	2,000	2,007
Phillips 66 2.95% 20174	700	720
Phillips 66 4.30% 20224	670	707
Phillips 66 5.875% 20424	1,045	1,131
Roche Holdings Inc. 6.00% 20194	1,280	1,596
Roche Holdings Inc. 7.00% 20394	630	923
StatoilHydro ASA 1.80% 2016	1,500	1,537
StatoilHydro ASA 5.25% 2019	500	600
Statoil ASA 3.15% 2022	340	356
Morgan Stanley, Series F, 5.625% 2019	2,500	2,479
Intesa Sanpaolo SpA 6.50% 20214	2,825	2,476
Limited Brands, Inc. 7.00% 2020	1,290	1,438
Limited Brands, Inc. 5.625% 2022	1,000	1,035
Charter Communications, Inc. 13.50% 2016	513	574
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	548
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	191
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,025	1,148
CEVA Group PLC 11.625% 20164	625	655
CEVA Group PLC 8.375% 20174	825	804
CEVA Group PLC 11.50% 20184	75	69
CEVA Group PLC 12.75% 20204	1,000	913
Warner Music Group 9.50% 20164	825	903
Warner Music Group 9.50% 2016	375	411
Warner Music Group 11.50% 2018	1,000	1,110
Time Warner Cable Inc. 6.75% 2018	815	995
Time Warner Cable Inc. 5.00% 2020	1,000	1,126
Time Warner Cable Inc. 4.00% 2021	250	263
Volkswagen International Finance NV 1.625% 20134	850	857
Volkswagen International Finance NV 2.375% 20174	1,500	1,526
FMG Resources 7.00% 20154	2,325	2,383
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,250	1,325
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20173,6	1,000	1,053
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	1,142	1,224
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	1,000	1,139
South Africa (Republic of) 5.50% 2020	2,030	2,350
SABMiller Holdings Inc. 2.45% 20174	610	630
SABMiller Holdings Inc. 4.95% 20424	1,500	1,669
Transocean Inc. 6.375% 2021	2,000	2,293
EchoStar DBS Corp 7.125% 2016	300	331
DISH DBS Corp 6.75% 2021	1,800	1,953
Needle Merger Sub Corp. 8.125% 20194	2,200	2,200
Quintiles, Term Loan B, 5.00% 20182,3,5	2,183	2,165
BG Energy Capital PLC 4.00% 20214	2,010	2,151
Canadian National Railway Co. 4.95% 2014	2,005	2,135
Virgin Media Finance PLC 8.375% 20194	800	903
Virgin Media Secured Finance PLC 5.25% 2021	1,100	1,222
PTT Exploration & Production Ltd 5.692% 20214	2,000	2,116
Jackson National Life Global 5.375% 20134	1,990	2,061
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,045
Daimler AG 2.40% 20174	2,000	2,033
United Mexican States Government Global 5.95% 2019	1,660	2,032
Pernod Ricard SA 2.95% 20174	2,000	2,027
Bahrain Government 5.50% 2020	2,000	2,003
SRA International, Inc., Term Loan B, 6.50% 20182,3,5	1,513	1,470
SRA International, Inc. 11.00% 2019	500	505
Russian Federation 3.25% 20174	1,200	1,210
Russian Federation 5.625% 20424	700	751
Hungarian Government 6.25% 2020	1,975	1,934
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	1,725	1,889
Total Capital International 1.55% 2017	1,070	1,074
Total Capital International 2.875% 2022	750	763
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	785	889
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.805% (undated)2,3	835	948
SunGard Data Systems Inc. 7.375% 2018	1,700	1,832
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,809
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	1,165	1,250
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	520	554
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	309
Consumers Energy Co. 2.85% 2022	1,440	1,469
Reliance Holdings Ltd. 5.40% 20224	1,750	1,754
Esterline Technologies Corp. 6.625% 2017	865	899
Esterline Technologies Corp. 7.00% 2020	760	840
Simon Property Group, LP 4.20% 2015	625	659
Simon Property Group, LP 10.35% 2019	750	1,054
Kraft Foods Inc. 2.25% 20174	455	467
Kraft Foods Inc. 5.375% 2020	1,000	1,186
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	74	75
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	1,405	1,566
Hughes Satellite Systems Corp. 6.50% 2019	500	534
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,093
NCL Corp. Ltd. 11.75% 2016	1,300	1,498
NCL Corp. Ltd. 9.50% 2018	100	109
MacDermid 9.50% 20174	1,525	1,601
JMC Steel Group Inc. 8.25% 20184	1,600	1,596
United Rentals, Inc. 7.375% 20204	1,500	1,571
JPMorgan Chase & Co. 3.45% 2016	1,500	1,557
US Investigations Services, Inc., Term Loan B, 2.994% 20152,3,5	174	166
US Investigations Services, Inc., Term Loan D, 7.75% 20152,3,5	705	702
US Investigations Services, Inc. 10.50% 20154	700	641
US Investigations Services, Inc. 11.75% 20164	45	40
Wells Fargo & Co., Series I, 3.50% 2022	1,500	1,548
Koninklijke KPN NV 8.375% 2030	1,200	1,541
Georgia Gulf Corp. 9.00% 20174	1,375	1,540
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,515
Petróleos Mexicanos 5.50% 20444	1,475	1,512
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	1,100	1,007
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	475	435
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	75	62
Boston Scientific Corp. 6.00% 2020	1,250	1,494
Inmet Mining Corp. 8.75% 20204	1,500	1,493
ARAMARK Corp. 8.50% 2015	955	979
ARAMARK Corp. 8.625% 20163,4,6	500	513
Michaels Stores, Inc. 13.00% 2016	396	425
Michaels Stores, Inc. 7.75% 2018	1,000	1,060
Slovakia Government 4.375% 20224	1,500	1,466
United Technologies Corp. 1.80% 2017	1,430	1,463
Revel Entertainment, Term Loan B, 9.00% 20172,3,5	1,700	1,455
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,428
Teekay Corp. 8.50% 2020	1,375	1,403
CEZ, a s 4.25% 20224	1,340	1,380
Marks and Spencer Group PLC 6.25% 20174	1,250	1,377
Santander Issuances, SA Unipersonal 6.50% 20193,4	1,600	1,368
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	262
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,089
Vodafone Group PLC, Term Loan B, 6.875% 20152,5,6	941	956
Vodafone Group PLC, Term Loan B, 6.25% 20162,5,6,7	387	393
TXU, Term Loan, 3.741% 20142,3,5	215	135
TXU, Term Loan, 4.741% 20172,3,5	859	516
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	1,000	688
Cricket Communications, Inc. 7.75% 2016	1,250	1,333
National CineMedia, Inc. 6.00% 20224	1,300	1,329
Time Warner Inc. 4.75% 2021	740	830
Time Warner Inc. 6.50% 2036	240	285
Time Warner Inc. 6.25% 2041	170	199
Crown Castle International Corp. 9.00% 2015	1,050	1,150
Crown Castle International Corp. 7.75% 20174	150	163
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,295
Husky Energy Inc. 7.25% 2019	1,040	1,286
Alpha Natural Resources, Inc. 6.00% 2019	500	429
Alpha Natural Resources, Inc. 6.25% 2021	1,000	850
Level 3 Financing, Inc. 8.75% 2017	625	653
Level 3 Communications, Inc. 8.125% 2019	400	413
Level 3 Communications, Inc. 11.875% 2019	150	167
Energy Transfer Partners, LP 7.50% 2020	1,100	1,213
Host Marriott, LP, Series O, 6.375% 2015	300	305
Host Hotels & Resorts LP 9.00% 2017	325	362
Host Hotels & Resorts LP 6.00% 2020	500	545
Altria Group, Inc. 9.95% 2038	750	1,198
Cardinal Health, Inc. 4.625% 2020	1,050	1,179
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,172
NBCUniversal Media, LLC 5.15% 2020	1,000	1,151
QBE Capital Funding III LP 7.25% 20413,4	1,250	1,130
NV Energy, Inc 6.25% 2020	1,000	1,122
Kroger Co. 7.50% 2014	1,000	1,097
PETCO Animal Supplies, Inc. 9.25% 20184	995	1,092
US Bancorp., Series T, 1.65% 2017	1,080	1,090
Barclays Bank PLC 5.125% 2020	1,000	1,088
Bon-Ton Department Stores, Inc. 10.25% 2014	1,275	1,084
Progress Energy, Inc. 6.05% 2014	1,000	1,083
Union Pacific Corp. 5.70% 2018	200	240
Union Pacific Corp. 6.15% 2037	650	838
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,077
Shell International Finance BV 4.00% 2014	1,010	1,070
Wind Acquisition SA 11.75% 20174	825	670
Wind Acquisition SA 7.25% 20184	450	396
HBOS PLC 6.75% 20184	1,125	1,063
Pfizer Inc 6.20% 2019	840	1,055
Ball Corp. 5.00% 2022	1,000	1,041
Croatian Government 6.625% 20204	580	579
Croatian Government 6.375% 20214	470	461
BE Aerospace, Inc. 5.25% 2022	1,000	1,033
Toronto-Dominion Bank 2.375% 2016	1,000	1,028
Macy’s Retail Holdings, Inc. 7.875% 20153	875	1,025
Unum Group 5.625% 2020	945	1,019
Del Monte Corp. 7.625% 2019	1,000	1,014
NXP BV and NXP Funding LLC 3.217% 20133	75	75
NXP BV and NXP Funding LLC 9.75% 20184	800	916
ABB Finance (USA) Inc. 1.625% 2017	470	473
ABB Finance (USA) Inc. 2.875% 2022	510	517
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	235
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	82
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,5	421	383
Toys “R” Us, Inc. 7.375% 2018	350	286
PTS Acquisition Corp. 9.50% 20156	950	977
Blackboard Inc., Term Loan B, 7.50% 20182,3,5	997	970
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20134	1,000	969
Smithfield Foods, Inc., Series B, 7.75% 2013	54	56
Smithfield Foods, Inc. 10.00% 2014	500	573
Smithfield Foods, Inc. 7.75% 2017	300	333
Arch Coal, Inc. 7.00% 2019	1,125	956
Tampa Electric Co. 4.10% 2042	930	942
Stater Bros. Holdings Inc. 7.75% 2015	900	923
Bausch & Lomb Inc. 9.875% 2015	875	919
Bermudan Government 5.603% 20204	800	917
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	655
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	258
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	901
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	840	901
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	898
Continental Resources Inc. 8.25% 2019	225	253
Continental Resources Inc. 7.375% 2020	75	84
Continental Resources Inc. 7.125% 2021	500	560
DAE Aviation Holdings, Inc. 11.25% 20154	861	891
Brandywine Operating Partnership, LP 7.50% 2015	800	889
Public Service Co. of Colorado 3.20% 2020	815	875
Concho Resources Inc. 8.625% 2017	400	443
Concho Resources Inc. 7.00% 2021	400	430
Grifols Inc. 8.25% 2018	800	862
Kinder Morgan Energy Partners, LP 6.00% 2017	140	162
Kinder Morgan Energy Partners, LP 6.85% 2020	580	698
VWR Funding, Inc., Series B, 10.25% 20156	819	847
Chevron Corp. 4.95% 2019	680	821
News America Inc. 6.15% 2041	685	805
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20122,3,5	133	136
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20142,3,5	15	9
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20142,3,5	477	272
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20142,3,5	409	238
Hawker Beechcraft Acquisition Co., LLC 8.50% 20158	525	89
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,8	351	60
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	750	791
CSC Holdings, Inc. 8.50% 2014	700	772
South Korean Government 5.75% 2014	700	755
International Paper Co. 7.30% 2039	600	753
Electricité de France SA 6.95% 20394	625	744
Tower Automotive Holdings 10.625% 20174	697	742
Alkermes, Inc., Term Loan B, 6.75% 20172,3,5	448	451
Alkermes, Inc., Term Loan B, 9.50% 20182,3,5	285	291
Nortek Inc. 10.00% 2018	700	739
Iberdrola Finance Ireland 3.80% 20144	750	730
H&E Equipment Services, Inc. 8.375% 2016	700	725
Ingles Markets, Inc. 8.875% 2017	650	711
Odebrecht Finance Ltd 5.125% 20224	700	695
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	695
LightSquared, Term Loan B, 12.00% 20142,5,6,8	1,014	691
Ashtead Capital, Inc. 9.00% 20164	650	677
Staples, Inc. 9.75% 2014	600	671
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	667
Cliffs Natural Resources Inc. 4.875% 2021	670	660
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20172,3,5	656	654
Local T.V. Finance LLC, Term Loan B, 2.25% 20132,3,5	656	653
Serena Software, Inc. 10.375% 2016	625	642
Newcrest Finance Pty Ltd. 4.45% 20214	620	638
Symbion Inc. 8.00% 2016	630	630
Biogen Idec Inc. 6.00% 2013	600	620
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	585
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	520	566
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.481% 20442,3	500	559
Denbury Resources Inc. 9.75% 2016	500	552
Centene Corp. 5.75% 2017	500	505
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	400	484
Atlas Copco AB 5.60% 20174	400	463
Enterprise Products Operating LLC 4.05% 2022	400	425
Digicel Group Ltd. 8.875% 20154	400	406
AstraZeneca PLC 5.40% 2012	380	384
ACE INA Holdings Inc. 2.60% 2015	365	380
TransCanada PipeLines Ltd. 7.625% 2039	250	376
Royal Bank of Scotland PLC 6.125% 2021	290	323
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	280	319
Neiman Marcus Group, Inc. 10.375% 2015	300	312
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	275	300
National Grid PLC 6.30% 2016	250	289
CNA Financial Corp. 7.35% 2019	230	273
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	250	262
Thomson Reuters Corp. 5.95% 2013	250	262
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	240	260
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	32	35
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	65	71
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	134	150
AXA SA 8.60% 2030	220	236
Veolia Environnement 6.00% 2018	200	222
Petroplus Finance Ltd. 6.75% 20144,8	675	84
Petroplus Finance Ltd. 7.00% 20174,8	900	113
Petroplus Finance Ltd. 9.375% 20194,8	100	12
E.ON International Finance BV 6.65% 20384	150	198
McKesson Corp. 3.25% 2016	180	193
France Télécom 4.375% 2014	140	147
Canadian Natural Resources Ltd. 5.70% 2017	100	117
Tyson Foods, Inc. 6.85% 20163	40	46
Midwest Generation, LLC, Series B, 8.56% 20162	47	45
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20152	35	36
Liberty Mutual Group Inc. 6.50% 20354	30	31
Northwest Airlines, Inc., Term Loan B, 3.97% 20132,3,5	3	3
Northwest Airlines, Inc., Term Loan A, 2.22% 20182,3,5	7	7
		1,008,299

Total bonds, notes & other debt instruments (cost: $2,188,447,000)		2,260,112

Common stocks — 0.00%	Shares

U.S. DOLLARS — 0.00%
Atrium Corp.7,9,10	2	—	11

Total common stocks (cost: $0)		—	11

	Principal amount
Short-term securities — 10.06%	(000)

U.S. Treasury Bills 0.08%–0.141% due 7/26–11/8/2012	US$47,800	47,783
British Columbia (Province of) 0.12% due 7/9/2012	40,800	40,799
American Honda Finance Corp. 0.15% due 8/16/2012	29,700	29,690
Wal-Mart Stores, Inc. 0.13% due 7/27/20124	25,000	24,998
Private Export Funding Corp. 0.22% due 8/13/20124	24,500	24,492
Freddie Mac 0.11% due 8/27/2012	24,000	23,997
Toronto-Dominion Holdings USA Inc. 0.15% due 7/27/20124	22,900	22,897
Johnson & Johnson 0.10% due 7/2/20124	12,000	12,000
Bank of Nova Scotia 0.08% due 7/2/2012	8,500	8,500
Federal Home Loan Bank 0.09% due 8/10/2012	4,200	4,200

Total short-term securities (cost: $239,356,000)		239,356

Total investment securities (cost: $2,427,803,000)		2,499,468
Other assets less liabilities		(120,545)

Net assets		US$2,378,923

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $210,714,000, which represented 8.86% of the net assets of the fund.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,912,000, which represented .84% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $393,000, which represented .02% of the net assets of the fund.
8Scheduled interest and/or principal payment was not received.
9Security did not produce income during the last 12 months.

10Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

11Amount less than one thousand.

High-Income Bond FundSM
Investment portfolio

June 30, 2012
unaudited

Bonds, notes & other debt instruments — 90.62%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.00%
MGM Resorts International 6.75% 20121	$3,010	$3,033
MGM Resorts International 6.75% 20131	10,820	11,131
MGM Resorts International 13.00% 20131	2,375	2,719
MGM Resorts International 5.875% 20141	10,080	10,382
MGM Resorts International 10.375% 20141	1,350	1,529
MGM Resorts International 6.625% 20151	6,550	6,779
MGM Resorts International 6.875% 20161	1,000	1,010
MGM Resorts International 7.50% 20161	3,650	3,796
MGM Resorts International 11.125% 20171	1,575	1,776
MGM Resorts International 9.00% 20201	825	920
MGM Resorts International 7.75% 20221	3,000	3,105
Univision Communications Inc., Term Loan B, 4.495% 20171,2,3	21,564	20,457
Univision Communications Inc. 8.50% 20211,4	5,995	6,070
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	18,925	16,197
Revel Entertainment 12.00% 20181,5,6	11,902	8,714
Boyd Gaming Corp. 6.75% 2014	2,570	2,586
Boyd Gaming Corp. 7.125% 2016	7,330	7,183
Boyd Gaming Corp. 9.125% 2018	9,190	9,512
Boyd Gaming Corp. 9.00% 20204	5,500	5,541
EchoStar DBS Corp 7.75% 2015	1,000	1,115
EchoStar DBS Corp 7.125% 2016	1,000	1,103
DISH DBS Corp. 4.625% 20174	5,375	5,409
DISH DBS Corp 7.875% 2019	700	810
DISH DBS Corp 6.75% 2021	5,575	6,049
DISH DBS Corp. 5.875% 20224	8,540	8,668
Charter Communications, Inc. 13.50% 2016	122	137
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,600	3,942
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,658
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,170
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,208
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,520
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	11,950	12,667
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20164	2,000	2,120
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20171,6	3,431	3,614
Neiman Marcus Group, Inc. 10.375% 20151	3,300	3,432
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	11,540	11,433
Needle Merger Sub Corp. 8.125% 20194	12,955	12,955
Michaels Stores, Inc., Term Loan B3, 5.00% 20161,2,3	956	957
Michaels Stores, Inc., Term Loan B2, 5.00% 20161,2,3	324	324
Michaels Stores, Inc. 11.375% 20161	2,500	2,669
Michaels Stores, Inc. 13.00% 20161	2,144	2,302
Michaels Stores, Inc. 7.75% 20181	5,250	5,565
Limited Brands, Inc. 5.25% 2014	220	232
Limited Brands, Inc. 8.50% 2019	905	1,068
Limited Brands, Inc. 7.00% 2020	2,048	2,284
Limited Brands, Inc. 6.625% 2021	$3,560	3,907
Limited Brands, Inc. 5.625% 2022	2,500	2,588
Warner Music Group 9.50% 20161,4	3,325	3,641
Warner Music Group 9.50% 20161	1,725	1,889
Warner Music Group 11.50% 20181	2,750	3,052
Warner Music Group 13.75% 20191	1,275	1,348
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	8,900	9,745
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 20151	4,675	4,827
Mediacom LLC and Mediacom Capital Corp. 9.125% 20191	4,000	4,410
Royal Caribbean Cruises Ltd. 11.875% 20151	7,550	9,173
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	221	209
Toys “R” Us-Delaware, Inc. 7.375% 20161,4	1,875	1,866
Toys “R” Us Property Co. II, LLC 8.50% 20171	2,900	3,034
Toys “R” Us Property Co. I, LLC 10.75% 20171	125	137
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	4,133	3,767
Virgin Media Finance PLC, Series 1, 9.50% 20161	4,300	4,816
Virgin Media Secured Finance PLC 6.50% 20181	1,425	1,557
Virgin Media Finance PLC 8.375% 20191,4	2,175	2,455
J.C. Penney Co., Inc. 5.75% 20181	6,323	5,762
J.C. Penney Co., Inc. 5.65% 20201	2,930	2,534
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	2,488	2,503
Academy, Ltd. 9.25% 20194	4,700	5,123
Nara Cable Funding Ltd. 8.875% 20181	€6,260	6,952
DineEquity, Inc. 9.50% 2018	$5,950	6,545
PETCO Animal Supplies, Inc. 9.25% 20181,4	5,725	6,283
Jaguar Land Rover PLC 7.75% 20184	4,035	4,176
Jaguar Land Rover PLC 8.125% 20214	2,025	2,101
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20171,2,3	4,645	4,630
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,331
AMC Entertainment Inc. 8.75% 2019	3,500	3,771
AMC Entertainment Inc. 9.75% 2020	1,375	1,492
Tower Automotive Holdings 10.625% 20171,4	4,120	4,388
Hanesbrands Inc., Series B, 4.113% 20141	1,476	1,480
Hanesbrands Inc. 8.00% 2016	1,025	1,134
Hanesbrands Inc. 6.375% 2020	1,500	1,586
Cinemark USA, Inc., Term Loan, 3.50% 20161,2,3	401	400
Cinemark USA, Inc. 8.625% 2019	3,300	3,671
Bon-Ton Department Stores, Inc. 10.25% 2014	4,695	3,991
Burger King Corp 0%/11.00% 20194,7	4,800	3,798
Gray Television, Inc. 10.50% 2015	2,175	2,273
Gray Television, Inc., Series D, 17.00% (undated)1,5,8,9	1,416	1,409
NCL Corp. Ltd. 11.75% 20161	2,650	3,054
NCL Corp. Ltd. 9.50% 20181	375	409
Vidéotron Ltée 6.375% 20151	380	388
Quebecor Media Inc. 7.75% 20161	1,700	1,751
Vidéotron Ltée 5.00% 20221,4	1,000	1,020
Mohegan Tribal Gaming Authority 10.50% 20161,4	250	220
Mohegan Tribal Gaming Authority 11.00% 20181,4,6	4,125	2,774
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,3	2,937	2,908
Cumulus Media Holdings Inc. 7.75% 2019	3,000	2,842
UPC Germany GmbH 7.50% 20191	€1,250	1,653
UPC Germany GmbH 9.625% 20191	800	1,112
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,3	$399	397
Local T.V. Finance LLC 9.25% 20151,4,6	2,267	2,298
CSC Holdings, Inc. 8.50% 2014	2,200	2,425
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20128	2,750	2,186
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,099
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,080
National CineMedia, Inc. 6.00% 20221,4	1,925	1,968
Sally Holdings LLC and Sally Capital Inc. 6.875% 20191	1,525	1,666
FCE Bank PLC 7.125% 2013	€1,000	1,307
Tenneco Inc. 6.875% 20201	$1,200	1,302
Jarden Corp. 8.00% 2016	1,100	1,204
Choice Hotels International Inc. 5.75% 2022	1,000	1,048
Lamar Media Corp. 7.875% 2018	750	829
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 20201	700	779
LBI Media, Inc. 8.50% 20174	2,000	425
KAC Acquisition Corp. 8.00% 20264,6,9	106	—
		406,749

TELECOMMUNICATION SERVICES — 11.45%
Nextel Communications, Inc., Series E, 6.875% 2013	1,145	1,155
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,422
Nextel Communications, Inc., Series D, 7.375% 2015	20,630	20,759
Sprint Nextel Corp. 6.00% 2016	2,250	2,166
Sprint Nextel Corp. 8.375% 2017	9,250	9,527
Sprint Nextel Corp. 9.125% 20174	3,000	3,158
Sprint Nextel Corp. 9.00% 20184	4,000	4,480
Sprint Nextel Corp. 11.50% 20214	4,950	5,532
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	15,515	14,196
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	13,480	12,334
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20164	1,250	1,231
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	9,135	7,491
Frontier Communications Corp. 7.875% 2015	2,325	2,569
Frontier Communications Corp. 8.25% 2017	9,350	10,098
Frontier Communications Corp. 8.125% 2018	1,250	1,334
Frontier Communications Corp. 8.50% 2020	5,775	6,150
Frontier Communications Corp. 9.25% 2021	4,525	4,887
Frontier Communications Corp. 8.75% 2022	550	580
Cricket Communications, Inc. 10.00% 2015	6,034	6,245
Cricket Communications, Inc. 7.75% 2016	13,235	14,112
Cricket Communications, Inc. 7.75% 2020	3,400	3,264
Wind Acquisition SA 11.75% 20174	17,118	13,908
Wind Acquisition SA 7.25% 20184	5,400	4,752
Wind Acquisition SA 7.375% 2018	€4,075	4,461
Digicel Group Ltd. 12.00% 20144	$4,650	5,162
Digicel Group Ltd. 8.875% 20154	9,350	9,490
Digicel Group Ltd. 10.50% 20184	1,000	1,055
Vodafone Group PLC, Term Loan B, 6.875% 20152,3,6	6,983	7,088
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,6,9	6,480	6,578
LightSquared, Term Loan B, 12.00% 20142,3,6,8	17,291	11,780
Trilogy International Partners, LLC, 10.25% 20164	7,750	6,355
Level 3 Financing, Inc. 8.75% 2017	1,350	1,411
Level 3 Communications, Inc. 8.125% 2019	3,625	3,738
Level 3 Communications, Inc. 11.875% 2019	900	1,001
Crown Castle International Corp. 9.00% 2015	2,175	2,382
Crown Castle International Corp. 7.75% 20174	1,250	1,361
SBA Telecommunications, Inc. 8.00% 2016	1,073	1,148
Telecom Italia Capital SA 6.999% 2018	335	335
		221,695

INDUSTRIALS — 11.28%
CEVA Group PLC 11.625% 20164	6,415	6,720
CEVA Group PLC 8.375% 20174	1,200	1,170
CEVA Group PLC 11.50% 20184	4,555	4,191
CEVA Group PLC 12.75% 20204	11,440	10,439
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,3	4,247	4,326
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20141,2,3	823	469
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,3	25,990	14,815
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20141,2,3	1,952	1,135
Hawker Beechcraft Acquisition Co., LLC 8.50% 20158	1,385	235
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,8	8,998	1,530
Hawker Beechcraft Acquisition Co., LLC 9.75% 20178	650	7
Ply Gem Industries, Inc. 13.125% 2014	5,635	5,734
Ply Gem Industries, Inc. 8.25% 2018	16,910	16,656
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	17,102
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.47% 20141,2,3	863	855
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.47% 20141,2,3	821	813
DAE Aviation Holdings, Inc. 11.25% 20154	10,871	11,251
US Investigations Services, Inc., Term Loan B, 2.994% 20151,2,3	1,043	993
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,3	4,450	4,435
US Investigations Services, Inc. 10.50% 20154	4,420	4,044
US Investigations Services, Inc. 11.75% 20164	2,831	2,505
Nortek Inc. 10.00% 2018	7,460	7,870
Nortek Inc. 8.50% 2021	3,260	3,203
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	3,858	3,741
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	249	255
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	154	155
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	42	42
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	508	541
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	293	301
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	407	443
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	24	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,121	2,306
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	858	947
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,072	1,099
Euramax International, Inc. 9.50% 2016	10,880	9,656
ARAMARK Corp. 3.966% 20151	175	175
ARAMARK Corp. 8.50% 2015	8,600	8,815
Esterline Technologies Corp. 6.625% 2017	2,670	2,773
Esterline Technologies Corp. 7.00% 2020	5,136	5,675
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)1	7,200	7,635
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,412
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,390
Navios Maritime Holdings Inc. 8.875% 2017	500	506
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,675	2,300
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,480
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,745	1,994
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,337
JELD-WEN Escrow Corp. 12.25% 20174	5,500	6,215
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,3	902	904
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,3	2,646	2,527
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,311	2,508
BE Aerospace, Inc. 5.25% 2022	3,975	4,104
United Rentals, Inc. 7.375% 20204	1,275	1,336
United Rentals, Inc. 7.625% 20224	2,525	2,651
Ashtead Capital, Inc. 9.00% 20164	2,950	3,072
Odebrecht Finance Ltd 5.125% 20224	2,550	2,532
Odebrecht Finance Ltd 6.00% 20234	500	529
TransDigm Inc. 7.75% 2018	2,775	3,059
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,451
Florida East Coast Railway Corp. 8.125% 2017	800	840
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	640	278
		218,505

FINANCIALS — 10.39%
Realogy Corp., Term Loan B, 4.491% 20161,2,3	16,963	16,070
Realogy Corp., Letter of Credit, 4.77% 20161,2,3	1,290	1,222
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,2,3	18,315	18,832
Realogy Corp. 7.875% 20191,4	13,800	13,559
Realogy Corp. 7.625% 20201,4	750	778
Realogy Corp. 9.00% 20201,4	1,750	1,811
CIT Group Inc., Series C, 4.75% 20151,4	11,365	11,678
CIT Group Inc., Series C, 7.00% 20161,4	2,000	2,007
CIT Group Inc. 5.00% 20171	9,800	10,100
CIT Group Inc., Series C, 5.50% 20191,4	2,250	2,317
International Lease Finance Corp. 5.00% 20121	490	495
International Lease Finance Corp. 4.875% 20151	21,320	21,442
International Lease Finance Corp. 8.625% 20151	2,000	2,217
Developers Diversified Realty Corp. 5.50% 20151	2,645	2,792
Developers Diversified Realty Corp. 9.625% 20161	3,870	4,706
Developers Diversified Realty Corp. 7.50% 20171	870	1,000
Developers Diversified Realty Corp. 7.875% 20201	1,375	1,648
Royal Bank of Scotland Group PLC 5.05% 20151	507	507
Royal Bank of Scotland Group PLC 4.70% 20181	3,048	2,617
RBS Capital Trust II 6.425% noncumulative trust (undated)1	7,400	4,921
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,4,8	1,070	835
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	8,730	8,245
HBOS PLC 6.75% 20181,4	2,420	2,287
LBG Capital No.1 PLC, Series 2, 7.875% 20201,4	3,240	2,965
HBOS PLC 6.00% 20331,4	3,627	2,745
Host Marriott, LP, Series O, 6.375% 20151	900	916
Host Hotels & Resorts, LP, Series Q, 6.75% 20161	2,200	2,266
Host Hotels & Resorts LP 9.00% 20171	4,050	4,506
Host Hotels & Resorts LP 5.875% 20191	25	27
Host Hotels & Resorts LP 6.00% 20211	250	276
Regions Financial Corp. 7.75% 20141	4,344	4,702
Regions Financial Corp. 5.20% 20151	1,625	1,662
Regions Financial Corp. 5.75% 20151	1,122	1,181
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,815	1,624
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	3,820	3,877
Prologis, Inc. 7.625% 20141	1,000	1,101
Prologis, Inc. 6.625% 20181	1,570	1,814
Prologis, Inc. 7.375% 20191	1,125	1,366
Prologis, Inc. 6.875% 20201	625	749
MetLife Capital Trust IV, junior subordinated 7.875% 20671,4	2,005	2,236
MetLife Capital Trust X, junior subordinated 9.25% 20681,4	1,300	1,599
MetLife Inc., junior subordinated 10.75% 20691	500	701
Zions Bancorporation 6.00% 2015	3,420	3,555
Associated Banc-Corp 5.125% 20161	3,190	3,418
American Tower Corp. 7.00% 20171	1,500	1,746
American Tower Corp. 7.25% 20191	1,155	1,357
UnumProvident Finance Co. PLC 6.85% 20151,4	800	894
Unum Group 7.125% 20161	1,225	1,415
Unum Group 5.625% 20201	330	356
NASDAQ OMX Group, Inc. 5.25% 20181	2,350	2,508
Synovus Financial Corp. 7.875% 20191	2,105	2,226
Rouse Co. 7.20% 20121	1,495	1,502
Rouse Co. 6.75% 20131,4	700	721
iStar Financial Inc. 9.00% 20171,4	2,180	2,153
Hospitality Properties Trust 7.875% 20141	320	346
Hospitality Properties Trust 5.125% 20151	155	160
Hospitality Properties Trust 6.30% 20161	295	318
Hospitality Properties Trust 5.625% 20171	905	965
Hospitality Properties Trust 6.70% 20181	325	356
Ford Motor Credit Co. 7.50% 20121	2,000	2,008
Brandywine Operating Partnership, LP 7.50% 20151	1,200	1,334
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	1,530	1,251
ACE Cash Express, Inc. 11.00% 20191,4	1,325	1,174
BBVA Bancomer SA 6.50% 20211,4	1,075	1,091
HSBK (Europe) BV 7.25% 20211,4	935	934
Barclays Bank PLC 5.14% 20201	640	606
Allstate Corp., Series B, junior subordinated 6.125% 20671	405	400
		201,193

HEALTH CARE — 9.57%
PTS Acquisition Corp. 9.50% 20156	11,443	11,772
PTS Acquisition Corp. 9.75% 2017	€4,445	5,681
inVentiv Health Inc. 10.00% 20184	$13,945	12,062
inVentiv Health Inc. 10.00% 20184	6,075	5,224
Quintiles, Term Loan B, 5.00% 20181,2,3	16,113	15,982
VWR Funding, Inc., Series B, 10.25% 20156	15,402	15,942
Tenet Healthcare Corp. 7.375% 2013	10,335	10,645
Tenet Healthcare Corp. 9.25% 2015	3,675	4,107
HCA Inc. 6.375% 2015	5,705	6,090
HCA Inc., Term Loan B2, 3.711% 20171,2,3	1,451	1,413
HCA Inc. 6.50% 2020	2,000	2,172
HCA Inc. 7.50% 2022	2,450	2,677
Kinetic Concepts, Inc. 10.50% 20184	5,325	5,618
Kinetic Concepts, Inc. 12.50% 20194	6,300	5,765
Bausch & Lomb Inc. 9.875% 2015	10,700	11,235
DJO Finance LLC 7.75% 2018	10,800	8,964
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	5,323	5,356
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	2,800	2,863
Symbion Inc. 8.00% 2016	7,235	7,235
Patheon Inc. 8.625% 20174	6,775	6,640
Centene Corp. 5.75% 2017	6,205	6,267
Grifols Inc. 8.25% 2018	5,670	6,109
Surgical Care Affiliates, Inc. 8.875% 20151,4,6	3,703	3,758
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,839
Multiplan Inc. 9.875% 20184	3,655	4,020
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	3,500	3,833
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	150	164
Rotech Healthcare Inc. 10.50% 2018	7,315	3,731
Merge Healthcare Inc 11.75% 2015	2,915	3,024
Boston Scientific Corp. 6.00% 2020	2,250	2,689
Accellent Inc. 8.375% 2017	2,000	2,035
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	470
		185,382

INFORMATION TECHNOLOGY — 7.49%
First Data Corp. 9.875% 20151	3,830	3,878
First Data Corp. 9.875% 20151	1,084	1,103
First Data Corp. 10.55% 20151,6	1,919	1,972
First Data Corp. 11.25% 20161	15,395	14,587
First Data Corp., Term Loan D, 5.245% 20171,2,3	6,737	6,438
First Data Corp. 7.375% 20194	2,950	3,024
First Data Corp. 8.25% 20214	5,885	5,914
First Data Corp. 12.625% 20211	10,552	10,618
First Data Corp. 8.75% 20221,4,6	9,554	9,673
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	14,502	14,090
SRA International, Inc. 11.00% 20191	7,835	7,913
Freescale Semiconductor, Inc., Term Loan, 4.489% 20161,2,3	402	381
Freescale Semiconductor, Inc. 10.125% 20161	346	366
Freescale Semiconductor, Inc. 9.25% 20181,4	5,350	5,751
Freescale Semiconductor, Inc. 10.125% 20181,4	4,863	5,337
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,3	5,586	5,515
NXP BV and NXP Funding LLC 3.217% 20131	75	75
NXP BV and NXP Funding LLC 10.00% 20131,5	1,312	1,440
NXP BV and NXP Funding LLC 9.75% 20181,4	8,475	9,704
Hughes Satellite Systems Corp. 6.50% 2019	3,000	3,203
Hughes Satellite Systems Corp. 7.625% 2021	3,625	3,960
Serena Software, Inc. 10.375% 20161	5,975	6,139
Advanced Micro Devices, Inc. 8.125% 2017	5,475	5,968
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	5,995	5,830
SunGard Data Systems Inc. 7.375% 20181	3,200	3,448
SunGard Data Systems Inc. 7.625% 20201	1,600	1,712
Jabil Circuit, Inc. 8.25% 20181	2,270	2,673
Jabil Circuit, Inc. 5.625% 20201	1,000	1,063
Lawson Software, Inc. 9.375% 20191,4	3,000	3,218
		144,993

ENERGY — 6.51%
NGPL PipeCo LLC 7.119% 20171,4	600	603
NGPL PipeCo LLC 9.625% 20191,4	13,650	14,674
Laredo Petroleum, Inc. 9.50% 20191	7,775	8,708
Laredo Petroleum, Inc. 7.375% 20221,4	2,000	2,085
Transocean Inc. 5.05% 20161	1,100	1,195
Transocean Inc. 6.375% 20211	7,365	8,445
Transocean Inc. 7.35% 20411	670	814
Peabody Energy Corp. 6.00% 20181,4	5,950	5,950
Peabody Energy Corp. 6.25% 20211,4	3,300	3,283
Petrobras International 5.75% 20201	2,605	2,864
Petrobras International 5.375% 20211	5,750	6,230
CONSOL Energy Inc. 8.00% 20171	3,870	4,034
CONSOL Energy Inc. 8.25% 20201	3,525	3,719
Energy Transfer Partners, LP 7.50% 20201	7,025	7,745
Arch Coal, Inc. 7.00% 20191	4,700	3,995
Arch Coal, Inc. 7.25% 20211	4,200	3,539
Alpha Natural Resources, Inc. 6.00% 20191	3,450	2,958
Alpha Natural Resources, Inc. 6.25% 20211	3,350	2,847
Petroplus Finance Ltd. 6.75% 20141,4,8	17,055	2,132
Petroplus Finance Ltd. 7.00% 20171,4,8	10,368	1,296
Petroplus Finance Ltd. 9.375% 20191,4,8	7,190	899
Reliance Holdings Ltd. 5.40% 20221,4	4,250	4,261
Teekay Corp. 8.50% 20201	4,025	4,105
Concho Resources Inc. 7.00% 20211	3,700	3,978
Denbury Resources Inc. 9.75% 20161	2,400	2,649
Denbury Resources Inc. 8.25% 20201	1,096	1,206
Dolphin Energy Ltd. 5.50% 20211,4	2,600	2,909
Overseas Shipholding Group, Inc. 8.125% 20181	4,100	2,798
Gazprom OJSC 5.999% 20211,4	1,100	1,185
Gazprom OJSC, Series 9, 6.51% 20221	1,400	1,559
El Paso Pipeline Partners Operating Co., LLC 5.00% 20211	2,055	2,235
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	2,135	2,202
Continental Resources Inc. 7.375% 20201	275	308
Continental Resources Inc. 7.125% 20211	1,500	1,680
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,2,4	1,764	1,857
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,2,4	1,781	1,826
Forest Oil Corp. 8.50% 20141	500	523
Forest Oil Corp. 7.25% 20191	1,000	923
Transcontinental Gas Pipe Line Corp. 7.25% 20261	975	1,329
Transportadora de Gas Internacional 5.70% 20221,4	500	521
		126,069

MATERIALS — 5.34%
Reynolds Group 7.75% 20164	4,105	4,341
Reynolds Group 8.50% 20184	990	975
Reynolds Group 7.125% 20194	740	779
Reynolds Group 7.875% 20194	1,250	1,359
Reynolds Group 9.00% 20194	2,760	2,767
Reynolds Group 9.875% 20194	5,580	5,796
Reynolds Group 9.875% 20194	4,305	4,472
Georgia Gulf Corp. 9.00% 20174	13,305	14,902
Inmet Mining Corp. 8.75% 20204	10,980	10,925
ArcelorMittal 4.50% 20171	4,275	4,216
ArcelorMittal 5.50% 20211	1,065	1,010
ArcelorMittal 6.25% 20221	3,100	3,044
ArcelorMittal 6.75% 20411	2,580	2,418
FMG Resources 7.00% 20154	4,600	4,715
FMG Resources 6.00% 20174	4,300	4,332
Ball Corp. 7.125% 2016	1,350	1,477
Ball Corp. 5.75% 2021	835	902
Ball Corp. 5.00% 2022	3,000	3,124
JMC Steel Group Inc. 8.25% 20184	4,800	4,788
Newpage Corp. 11.375% 20148	6,720	4,402
MacDermid 9.50% 20174	3,675	3,859
Consolidated Minerals Ltd. 8.875% 20164	4,190	3,226
Packaging Dynamics Corp. 8.75% 20164	2,890	3,049
Mirabela Nickel Ltd. 8.75% 20184	4,225	2,915
Taminco Global Chemical Corp. 9.75% 20204	2,430	2,509
CEMEX Finance LLC 9.50% 20164	2,300	2,254
Graphic Packaging International, Inc. 9.50% 2017	1,125	1,243
Graphic Packaging International, Inc. 7.875% 2018	800	884
Ardagh Packaging Finance 7.375% 20174	880	939
Ardagh Packaging Finance 11.125% 20181,4,6	1,119	1,035
Smurfit Capital Funding PLC 7.50% 2025	665	668
		103,325

CONSUMER STAPLES — 3.20%
Rite Aid Corp. 9.75% 20161	5,075	5,621
Rite Aid Corp. 10.375% 20161	380	404
Rite Aid Corp. 10.25% 20191	8,995	10,164
Rite Aid Corp. 8.00% 20201	1,075	1,223
Smithfield Foods, Inc. 10.00% 20141	5,425	6,218
Smithfield Foods, Inc. 7.75% 20171	3,525	3,917
Tops Holding Corp. and Tops Markets, LLC. 10.125% 20151	6,190	6,608
Stater Bros. Holdings Inc. 7.75% 20151	2,950	3,024
Stater Bros. Holdings Inc. 7.375% 20181	2,475	2,695
Albertson’s, Inc. 7.25% 20131	460	477
SUPERVALU INC. 7.50% 20141	1,000	1,018
SUPERVALU INC. 8.00% 20161	3,620	3,683
C&S Group Enterprises LLC 8.375% 20171,4	3,390	3,568
Del Monte Corp. 7.625% 20191	3,050	3,092
Constellation Brands, Inc. 6.00% 20221	2,825	3,044
Cott Beverages Inc. 8.125% 20181	2,675	2,932
BFF International Ltd. 7.25% 20201,4	2,000	2,275
Spectrum Brands Inc. 9.50% 20181	1,825	2,071
		62,034

UTILITIES — 2.91%
TXU, Term Loan, 3.741% 20141,2,3	100	63
TXU, Term Loan, 4.741% 20171,2,3	14,696	8,826
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	10,430	7,171
AES Corp. 7.75% 2015	500	564
AES Corp. 8.00% 2017	5,500	6,284
AES Corp. 8.00% 2020	3,000	3,457
AES Corp. 7.375% 20214	850	950
Intergen Power 9.00% 20174	8,775	8,643
NRG Energy, Inc. 7.375% 2017	5,975	6,229
CMS Energy Corp. 8.75% 2019	2,150	2,664
CMS Energy Corp. 5.05% 2022	1,900	1,982
Entergy Corp. 4.70% 2017	4,000	4,202
NV Energy, Inc 6.25% 2020	3,700	4,152
Midwest Generation, LLC, Series B, 8.56% 20162	1,253	1,202
		56,389

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.12%
Bahrain Government 5.50% 2020	5,716	5,723
Bahrain Government 5.50% 20204	284	284
Latvia (Republic of) 5.25% 20174	3,915	4,052
Latvia (Republic of) 5.25% 2021	775	783
Hungary (Republic of) 4.75% 2015	750	724
Hungarian Government 6.25% 2020	1,600	1,567
Hungarian Government 6.375% 2021	150	147
Hungarian Government 7.625% 2041	500	491
Brazil (Federal Republic of) 6.00% 204510	BRL4,294	2,616
Croatian Government 6.25% 20174	$2,180	2,177
Lithuania (Republic of) 6.625% 20224	1,850	2,125
Polish Government 5.00% 2022	1,000	1,097
		21,786

BONDS & NOTES OF U.S. GOVERNMENT — 0.18%
U.S. Treasury 0.125% 2013	1,500	1,497
U.S. Treasury 1.375% 2013	2,000	2,015
		3,512

MORTGAGE-BACKED OBLIGATIONS2 — 0.13%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	2,500	2,548

MUNICIPALS — 0.05%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20304	875	946

Total bonds, notes & other debt instruments (cost: $1,759,154,000)		1,755,126

	Shares or
Convertible securities — 0.15%	principal amount

INFORMATION TECHNOLOGY — 0.11%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,075

CONSUMER DISCRETIONARY — 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,9	4,984	823

Total convertible securities (cost: $2,275,000)		2,898

		Value
Preferred securities — 0.49%	Shares	(000)

FINANCIALS — 0.49%
U.S. Bancorp, Series G, noncumulative convertible preferred	160,000	$4,381
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	85,000	2,346
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,531
Citigroup Inc. 6.95% preferred	48,000	1,197

Total preferred securities (cost: $8,161,000)		9,455

Common stocks — 0.36%

CONSUMER DISCRETIONARY — 0.22%
Cooper-Standard Holdings Inc.11	88,808	3,286
American Media, Inc.5,9,11	87,470	882
Adelphia Recovery Trust, Series Arahova9,11	388,601	8
Adelphia Recovery Trust, Series ACC-6B9,11	1,000,000	5
Adelphia Recovery Trust, Series ACC-111	449,306	1
Five Star Travel Corp.5,9,11	7,285	2
		4,184

FINANCIALS — 0.10%
Citigroup Inc.	51,192	1,403
Bank of America Corp.	60,000	491
		1,894

MATERIALS — 0.03%
Georgia Gulf Corp.	26,855	689

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	193
Atrium Corp.5,9,11	361	14
ACF Industries Holding Corp.9,11	651	—
		207

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.5,9,11	2,236	5

Total common stocks (cost: $6,496,000)		6,979

Rights & warrants — 0.08%

CONSUMER DISCRETIONARY — 0.08%
Revel Holdings, Inc., warrants, expire 20215,9,11	5,250	1,312
Cooper-Standard Holdings Inc., warrants, expire 20179,11	13,289	196

Total rights & warrants (cost: $164,000)		1,508

	Principal amount
Short-term securities — 6.39%	(000)

Variable Funding Capital Company LLC 0.25% due 7/2/20124	$27,700	27,700
Coca-Cola Co. 0.19% due 8/20/20124	21,500	21,495
Regents of the University of California 0.28% due 10/10/2012	20,000	19,984
Wal-Mart Stores, Inc. 0.13% due 7/30/20124	17,700	17,698
U.S. Treasury Bill 0.12% due 11/15/2012	12,800	12,794
Estée Lauder Companies Inc. 0.12% due 7/24/20124	10,000	9,999
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/30/2012	7,400	7,399
Freddie Mac 0.10% due 8/2/2012	5,200	5,200
Becton, Dickinson and Co. 0.14% due 8/24/2012	1,600	1,600

Total short-term securities (cost: $123,868,000)		123,869

Total investment securities (cost: $1,900,118,000)		1,899,835
Other assets less liabilities		37,003

Net assets		$1,936,838

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $235,767,000, which represented 12.17% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $613,532,000, which represented 31.68% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	$11,456	$8,714	.45%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	1,312	.07
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,217	1,440	.07
Gray Television, Inc., Series D, 17.00% (undated)	6/26/2008	1,345	1,409	.07
American Media, Inc.	11/17/2010	1,465	882	.05
Atrium Corp.	4/30/2010	33	14	.00
Remark Media, Inc.	12/17/2007	69	5	.00
Five Star Travel Corp.	12/17/2007	2	2	.00
Total restricted securities		$15,587	$13,778	.71%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,234,000, which represented .58% of the net assets of the fund.
10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Key to abbreviation and symbol

BRL = Brazilian reais
€ = Euros

Mortgage FundSM
Investment portfolio

June 30, 2012
unaudited

Bonds, notes & other debt instruments — 85.44%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 74.37%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 70.88%
Government National Mortgage Assn. 6.00% 2034	$1,122	$1,244
Government National Mortgage Assn. 5.00% 2035	1,438	1,565
Government National Mortgage Assn. 5.50% 2035	2,267	2,490
Government National Mortgage Assn. 6.00% 2035	886	981
Government National Mortgage Assn. 4.00% 2039	1,244	1,336
Government National Mortgage Assn. 5.50% 2039	6,807	7,477
Government National Mortgage Assn. 5.50% 2039	3,105	3,410
Government National Mortgage Assn. 4.00% 2040	586	629
Government National Mortgage Assn. 4.50% 2041	450	493
Government National Mortgage Assn. 5.00% 2041	2,889	3,094
Government National Mortgage Assn. 5.00% 2041	2,685	2,922
Government National Mortgage Assn. 6.50% 2041	2,975	3,408
Government National Mortgage Assn. 3.50% 20422	1,125	1,203
Government National Mortgage Assn. 3.50% 20422	950	1,016
Government National Mortgage Assn. 4.00% 20422	3,400	3,714
Freddie Mac 3.00% 2026	289	303
Freddie Mac 3.00% 20272	1,450	1,517
Freddie Mac 5.00% 2038	1,254	1,350
Freddie Mac 5.50% 2038	550	598
Freddie Mac 5.50% 2038	164	178
Freddie Mac 3.817% 20393	740	784
Freddie Mac 5.50% 2039	4,279	4,657
Freddie Mac 5.50% 2039	1,201	1,306
Freddie Mac 4.50% 2040	1,103	1,180
Freddie Mac 4.50% 2040	818	875
Freddie Mac 4.50% 2040	195	208
Freddie Mac 4.50% 2041	1,481	1,583
Freddie Mac 4.50% 2041	536	574
Freddie Mac 4.50% 2041	427	458
Freddie Mac 3.50% 20422	1,050	1,102
Freddie Mac 4.00% 20422	1,650	1,749
Freddie Mac 4.00% 2042	1,239	1,330
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	99	100
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	151
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	207
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	78
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	128
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	49	51
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	209
Fannie Mae 3.00% 20272	5,850	6,132
Fannie Mae 3.50% 20272	1,300	1,374
Fannie Mae 5.00% 2036	484	526
Fannie Mae 5.00% 2038	83	90
Fannie Mae 3.537% 20403	703	742
Fannie Mae 3.753% 20413	677	716
Fannie Mae 4.00% 2041	450	480
Fannie Mae 3.50% 2042	1,294	1,368
Fannie Mae 4.50% 20422	3,075	3,300
Fannie Mae 5.50% 20422	600	655
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	124	127
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	207
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	106
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,386	7,072
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	241	262
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,194	2,491
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20483,4	958	960
		82,266

OTHER MORTGAGE-BACKED SECURITIES1 — 3.49%
Bank of Nova Scotia 1.25% 20144	200	203
Bank of Nova Scotia 1.75% 20174	200	198
Bank of Nova Scotia 1.95% 20174	200	206
Bank of Montreal 1.30% 20144	250	254
Bank of Montreal 1.95% 20174	250	258
UBS AG 1.875% 20154	200	202
UBS AG 2.25% 20174	200	201
National Bank of Canada 2.20% 20164	250	261
Australia & New Zealand Banking Group Ltd. 2.40% 20164	250	256
Commonwealth Bank of Australia 2.25% 20174	250	254
Caisse Centrale Desjardins 1.60% 20174	250	253
Barclays Bank PLC 2.25% 20174	250	250
Westpac Banking Corp. 2.45% 20164	200	206
Credit Suisse Group AG 2.60% 20164	200	206
Swedbank Hypotek AB 2.125% 20164	200	202
Nordea Eiendomskreditt AS 2.125% 20174	200	202
Sparebank 1 Boligkreditt AS 2.30% 20174	200	201
Northern Rock PLC 5.625% 20174	125	137
Nationwide Building Society, Series 2007-2, 5.50% 20124	100	100
		4,050

Total mortgage-backed obligations		86,316

FEDERAL AGENCY BONDS & NOTES — 8.81%
Federal Home Loan Bank 1.875% 2013	7,425	7,543
Federal Home Loan Bank, Series 2816, 1.00% 2017	1,145	1,151
Federal Home Loan Bank 4.125% 2020	850	1,007
Freddie Mac 1.75% 2015	500	519
		10,220

U.S. TREASURY BONDS & NOTES — 2.26%
U.S. Treasury 0.50% 2013	1,300	1,304
U.S. Treasury 0.50% 2014	850	853
U.S. Treasury 8.00% 2021	300	471
		2,628

Total bonds, notes & other debt instruments (cost: $97,894,000)		99,164

	Principal amount	Value
Short-term securities — 33.43%	(000)	(000)

Tennessee Valley Authority 0.08% due 8/2–8/9/2012	$4,800	$4,800
U.S. Bank, N.A. 0.14% due 7/2/2012	3,500	3,500
Procter & Gamble Co. 0.10%–0.12% due 7/5–7/6/20124	3,200	3,200
Coca-Cola Co. 0.13%–0.20% due 7/19–8/9/20124	3,000	2,999
eBay Inc. 0.17% due 9/19/20124	3,000	2,999
Jupiter Securitization Co., LLC 0.17% due 7/17/20124	2,500	2,500
Pfizer Inc 0.11% due 7/11/20124	2,300	2,300
NetJets Inc. 0.13% due 8/1/20124	2,100	2,100
Estée Lauder Companies Inc. 0.12% due 7/24/20124	2,000	2,000
Variable Funding Capital Company LLC 0.16% due 7/24/20124	2,000	2,000
Paccar Financial Corp. 0.14%–0.16% due 7/20–7/25/2012	2,000	2,000
Texas Instruments Inc. 0.12% due 7/23/20124	1,600	1,600
PepsiCo Inc. 0.12% due 8/14/20124	1,400	1,400
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/9/2012	1,300	1,300
Abbott Laboratories 0.16% due 9/10/20124	1,106	1,105
Wal-Mart Stores, Inc. 0.11% due 7/9/20124	1,000	1,000
Thunder Bay Funding, LLC 0.18% due 8/14/20124	1,000	999
Federal Farm Credit Banks 0.15% due 10/18/2012	1,000	999

Total short-term securities (cost: $38,801,000)		38,801

Total investment securities (cost: $136,695,000)		137,965
Other assets less liabilities		(21,901)

Net assets		$116,064
1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2A portion or all of the security purchased on a TBA basis.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,212,000, which represented 26.89% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

June 30, 2012
unaudited

Bonds, notes & other debt instruments — 89.58%	Principal amount (000)	Value (000)

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 56.08%
Fannie Mae 3.308% 20172	$2,063	$2,229
Fannie Mae 6.00% 2021	1,375	1,514
Fannie Mae 3.50% 2025	11,028	11,669
Fannie Mae 3.50% 2026	440	465
Fannie Mae 3.00% 20273	266,452	279,275
Fannie Mae 6.50% 2028	2,152	2,433
Fannie Mae 5.00% 2036	7,301	7,943
Fannie Mae 5.542% 20362	983	1,046
Fannie Mae 6.00% 2036	1,711	1,885
Fannie Mae 5.301% 20372	953	1,010
Fannie Mae 5.387% 20372	330	349
Fannie Mae 6.00% 2037	7,010	7,701
Fannie Mae 6.00% 2037	6,575	7,246
Fannie Mae 6.00% 2037	4,159	4,584
Fannie Mae 6.00% 2037	3,303	3,641
Fannie Mae 6.00% 2037	1,656	1,825
Fannie Mae 6.00% 2037	1,101	1,213
Fannie Mae 6.00% 2037	316	348
Fannie Mae 6.00% 2037	237	261
Fannie Mae 6.00% 2037	233	257
Fannie Mae 6.50% 2037	547	615
Fannie Mae 6.50% 2037	252	279
Fannie Mae 7.00% 2037	677	759
Fannie Mae 7.00% 2037	183	205
Fannie Mae 5.49% 20382	1,667	1,786
Fannie Mae 5.50% 2038	1,838	2,006
Fannie Mae 6.00% 2038	86,573	95,417
Fannie Mae 6.00% 2038	39,366	43,407
Fannie Mae 6.00% 2038	22,719	25,040
Fannie Mae 6.00% 2038	11,262	12,412
Fannie Mae 6.00% 2038	9,648	10,663
Fannie Mae 6.00% 2038	3,344	3,674
Fannie Mae 6.00% 2038	2,518	2,775
Fannie Mae 6.00% 2038	1,594	1,757
Fannie Mae 6.00% 2038	680	741
Fannie Mae 6.00% 2038	394	434
Fannie Mae 6.00% 2038	20	22
Fannie Mae 6.50% 2038	3,645	4,091
Fannie Mae 3.586% 20392	3,268	3,400
Fannie Mae 6.00% 2039	18,122	19,973
Fannie Mae 6.00% 2039	4,386	4,819
Fannie Mae 6.00% 2039	2,446	2,696
Fannie Mae 2.598% 20402	22,607	23,474
Fannie Mae 3.50% 2040	4,642	4,906
Fannie Mae 4.00% 2040	14,481	15,635
Fannie Mae 4.50% 2040	3,871	4,168
Fannie Mae 4.50% 2040	2,916	3,140
Fannie Mae 4.50% 2040	2,592	2,855
Fannie Mae 4.50% 2040	710	782
Fannie Mae 4.50% 2040	700	771
Fannie Mae 4.50% 2040	242	266
Fannie Mae 4.50% 2040	151	166
Fannie Mae 5.00% 2040	901	995
Fannie Mae 6.00% 2040	8,451	9,314
Fannie Mae 6.00% 2040	4,065	4,471
Fannie Mae 6.00% 2040	3,558	3,903
Fannie Mae 3.50% 2041	20,973	22,169
Fannie Mae 3.753% 20412	7,551	7,983
Fannie Mae 4.00% 2041	23,574	25,151
Fannie Mae 4.00% 2041	20,222	21,575
Fannie Mae 4.00% 2041	18,468	19,698
Fannie Mae 4.00% 2041	14,566	15,541
Fannie Mae 4.00% 2041	6,946	7,526
Fannie Mae 4.00% 2041	4,625	4,934
Fannie Mae 4.00% 2041	3,054	3,258
Fannie Mae 4.50% 2041	18,131	19,965
Fannie Mae 4.50% 2041	9,801	10,553
Fannie Mae 4.50% 2041	8,839	9,533
Fannie Mae 4.50% 2041	5,425	6,002
Fannie Mae 4.50% 2041	5,015	5,586
Fannie Mae 4.50% 2041	3,931	4,328
Fannie Mae 4.50% 2041	3,902	4,202
Fannie Mae 4.50% 2041	2,839	3,126
Fannie Mae 4.50% 2041	2,096	2,308
Fannie Mae 4.50% 2041	555	611
Fannie Mae 4.50% 2041	390	430
Fannie Mae 5.00% 2041	5,841	6,439
Fannie Mae 5.00% 2041	3,786	4,204
Fannie Mae 5.00% 2041	2,362	2,634
Fannie Mae 5.00% 2041	1,854	2,058
Fannie Mae 5.00% 2041	1,830	2,032
Fannie Mae 5.00% 2041	1,641	1,830
Fannie Mae 5.00% 2041	1,479	1,642
Fannie Mae 5.00% 2041	1,435	1,593
Fannie Mae 5.00% 2041	1,167	1,296
Fannie Mae 5.00% 2041	1,062	1,184
Fannie Mae 5.00% 2041	986	1,095
Fannie Mae 5.00% 2041	949	1,054
Fannie Mae 5.00% 2041	924	1,026
Fannie Mae 5.00% 2041	694	774
Fannie Mae 5.00% 2041	670	747
Fannie Mae 5.00% 2041	527	587
Fannie Mae 3.50% 20423	136,475	143,512
Fannie Mae 3.50% 2042	14,506	15,338
Fannie Mae 3.50% 2042	9,000	9,496
Fannie Mae 3.50% 2042	7,440	7,850
Fannie Mae 3.50% 2042	3,897	4,116
Fannie Mae 3.50% 2042	3,575	3,780
Fannie Mae 4.00% 20423	38,063	40,531
Fannie Mae 4.50% 20423	189,515	203,373
Fannie Mae 4.50% 2042	5,960	6,428
Fannie Mae 4.50% 2042	1,761	1,899
Fannie Mae 5.50% 20423	65,220	71,151
Fannie Mae 6.00% 20423	64,336	70,699
Fannie Mae 6.00% 20423	8,477	9,317
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,825
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,394	1,422
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,435
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	2,125
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	196	200
Fannie Mae, Series 2001-4, Class GA, 9.719% 20252	9	10
Fannie Mae, Series 2001-4, Class NA, 11.379% 20252	61	69
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	872	834
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,529	1,678
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,021	1,134
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	167	196
Government National Mortgage Assn. 3.50% 2025	3,811	4,077
Government National Mortgage Assn. 3.50% 2025	1,999	2,138
Government National Mortgage Assn. 3.00% 2026	17,020	18,043
Government National Mortgage Assn. 3.00% 2026	6,719	7,123
Government National Mortgage Assn. 3.00% 2027	11,846	12,559
Government National Mortgage Assn. 5.00% 2034	1,061	1,154
Government National Mortgage Assn. 5.00% 2034	984	1,071
Government National Mortgage Assn. 5.50% 2034	6,593	7,242
Government National Mortgage Assn. 5.50% 2034	1,199	1,317
Government National Mortgage Assn. 5.50% 2036	8,280	9,095
Government National Mortgage Assn. 5.50% 2037	1,387	1,524
Government National Mortgage Assn. 5.00% 2038	15,085	16,704
Government National Mortgage Assn. 5.50% 2038	2,153	2,389
Government National Mortgage Assn. 5.50% 2038	2,042	2,266
Government National Mortgage Assn. 5.50% 2038	1,653	1,834
Government National Mortgage Assn. 5.50% 2038	1,629	1,790
Government National Mortgage Assn. 5.50% 2038	1,625	1,785
Government National Mortgage Assn. 5.50% 2038	1,344	1,491
Government National Mortgage Assn. 5.50% 2038	1,060	1,176
Government National Mortgage Assn. 5.50% 2038	907	1,007
Government National Mortgage Assn. 6.00% 2038	1,767	1,986
Government National Mortgage Assn. 6.50% 2038	4,919	5,580
Government National Mortgage Assn. 6.50% 2038	700	795
Government National Mortgage Assn. 3.50% 20392	1,457	1,542
Government National Mortgage Assn. 4.50% 2039	6,016	6,633
Government National Mortgage Assn. 4.50% 2039	5,660	6,125
Government National Mortgage Assn. 4.50% 2039	1,127	1,219
Government National Mortgage Assn. 5.00% 2039	4,412	4,864
Government National Mortgage Assn. 5.00% 2039	1,260	1,372
Government National Mortgage Assn. 5.50% 2039	14,167	15,561
Government National Mortgage Assn. 5.50% 2039	6,046	6,713
Government National Mortgage Assn. 5.50% 2039	1,265	1,389
Government National Mortgage Assn. 5.50% 2039	1,233	1,369
Government National Mortgage Assn. 5.50% 2039	693	773
Government National Mortgage Assn. 6.00% 2039	2,245	2,487
Government National Mortgage Assn. 4.50% 2040	7,188	7,945
Government National Mortgage Assn. 4.50% 2040	742	802
Government National Mortgage Assn. 4.50% 2040	511	553
Government National Mortgage Assn. 5.00% 2040	4,182	4,551
Government National Mortgage Assn. 5.00% 2040	2,288	2,490
Government National Mortgage Assn. 5.00% 2040	1,845	2,008
Government National Mortgage Assn. 5.00% 2040	1,470	1,599
Government National Mortgage Assn. 5.00% 2040	884	962
Government National Mortgage Assn. 5.00% 2040	29	32
Government National Mortgage Assn. 5.50% 2040	9,228	10,252
Government National Mortgage Assn. 5.50% 2040	4,891	5,432
Government National Mortgage Assn. 4.00% 2041	3,779	4,136
Government National Mortgage Assn. 4.00% 2041	1,842	2,015
Government National Mortgage Assn. 4.50% 2041	6,560	7,197
Government National Mortgage Assn. 5.00% 2041	3,019	3,286
Government National Mortgage Assn. 3.50% 20423	44,030	47,112
Government National Mortgage Assn. 3.50% 20423	22,568	24,130
Government National Mortgage Assn. 3.50% 2042	2,240	2,399
Government National Mortgage Assn. 4.00% 20423	32,575	35,588
Government National Mortgage Assn. 6.172% 2058	184	200
Government National Mortgage Assn. 6.22% 2058	2,883	3,121
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,697	1,881
Freddie Mac 5.00% 2023	201	215
Freddie Mac 5.50% 2024	7,715	8,422
Freddie Mac 6.00% 2026	1,536	1,688
Freddie Mac 3.00% 20273	9,225	9,649
Freddie Mac 6.00% 2027	3,352	3,684
Freddie Mac 2.508% 20352	541	581
Freddie Mac 5.866% 20362	3,947	4,211
Freddie Mac 2.458% 20372	206	216
Freddie Mac 5.50% 2037	1,589	1,729
Freddie Mac 4.819% 20382	2,194	2,335
Freddie Mac 5.411% 20382	783	840
Freddie Mac 5.50% 2038	50,534	54,948
Freddie Mac 5.50% 2038	19,463	21,182
Freddie Mac 5.50% 2038	8,585	9,335
Freddie Mac 5.50% 2038	2,359	2,572
Freddie Mac 5.50% 2038	927	1,008
Freddie Mac 6.00% 2038	4,751	5,259
Freddie Mac 5.50% 2039	11,165	12,151
Freddie Mac 3.173% 20402	2,587	2,709
Freddie Mac 4.00% 2040	6,875	7,310
Freddie Mac 5.00% 2040	8,973	9,727
Freddie Mac 3.261% 20412	13,761	14,449
Freddie Mac 3.406% 20412	3,896	4,104
Freddie Mac 4.00% 2041	34,153	36,311
Freddie Mac 4.00% 2041	6,473	6,882
Freddie Mac 4.50% 2041	2,470	2,716
Freddie Mac 5.00% 2041	5,403	5,987
Freddie Mac 5.00% 2041	2,205	2,417
Freddie Mac 6.00% 20423	22,030	24,147
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	3,500	3,618
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	2,329	2,356
Freddie Mac, Series 2356, Class GD, 6.00% 2016	454	483
Freddie Mac, Series K701, Class A2, multifamily 3.882% 20172	1,650	1,833
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,791
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,072
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,875
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,178
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	1,021
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,846	1,932
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,369	1,458
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	2,215	2,356
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,204	2,351
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20202	1,713	1,855
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020	2,200	2,494
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,431
Freddie Mac, Series 1567, Class A, 0.65% 20232	173	174
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	965	930
Freddie Mac, Series 3233, Class PA, 6.00% 2036	942	1,048
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	28,723	31,209
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	24,769	28,123
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194	4,887	4,991
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,4	479	480
National Credit Union Administration, Series 2011-M1, Class A1, 0.261% 20132	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	775
National Credit Union Administration, Series 2010-R2, Class 1A, 0.61% 20172	530	531
National Credit Union Administration, Series 2011-R3, Class 1A, 0.641% 20202	1,080	1,083
National Credit Union Administration, Series 2011-R1, Class 1A, 0.69% 20202	573	575
		2,159,846

U.S. TREASURY BONDS & NOTES — 21.21%
U.S. Treasury 1.375% 2012	35,090	35,248
U.S. Treasury 3.00% 20125	18,464	18,475
U.S. Treasury 1.125% 2013	84,233	84,933
U.S. Treasury 1.375% 2013	37,550	37,827
U.S. Treasury 1.25% 2014	11,280	11,449
U.S. Treasury 2.375% 2014	18,500	19,348
U.S. Treasury 2.625% 2014	5,450	5,707
U.S. Treasury 1.875% 2015	26,550	27,686
U.S. Treasury 2.125% 2015	40,000	42,241
U.S. Treasury 11.25% 2015	50,680	64,993
U.S. Treasury 1.50% 2016	11,575	11,997
U.S. Treasury 2.125% 2016	22,725	24,037
U.S. Treasury 4.50% 2016	10,100	11,539
U.S. Treasury 5.125% 2016	1,500	1,762
U.S. Treasury 7.50% 2016	3,500	4,530
U.S. Treasury 0.75% 2017	14,380	14,401
U.S. Treasury 1.00% 2017	19,050	19,319
U.S. Treasury 2.50% 2017	35,500	38,556
U.S. Treasury 3.00% 2017	13,500	14,927
U.S. Treasury 3.25% 2017	15,430	17,255
U.S. Treasury 3.50% 2018	23,400	26,789
U.S. Treasury 3.125% 2019	19,660	22,360
U.S. Treasury 2.125% 2021	16,675	17,541
U.S. Treasury 8.125% 2021	9,270	14,572
U.S. Treasury 1.75% 2022	33,190	33,492
U.S. Treasury 2.00% 2022	12,075	12,491
U.S. Treasury 6.00% 2026	14,750	21,635
U.S. Treasury 6.50% 2026	4,500	6,941
U.S. Treasury 6.375% 2027	6,425	9,899
U.S. Treasury 6.25% 2030	9,490	14,993
U.S. Treasury 3.875% 2040	30,322	37,381
U.S. Treasury 4.625% 2040	40,285	55,801
U.S. Treasury 2.125% 20415	158	226
U.S. Treasury 3.125% 2041	2,625	2,826
U.S. Treasury 3.75% 2041	18,750	22,642
U.S. Treasury 4.375% 2041	2,650	3,544
U.S. Treasury 4.75% 2041	3,510	4,964
U.S. Treasury 3.00% 2042	2,250	2,361
		816,688

FEDERAL AGENCY BONDS & NOTES — 12.09%
Federal Home Loan Bank 0.25% 2012	6,940	6,940
Federal Home Loan Bank 0.875% 2012	36,285	36,325
Federal Home Loan Bank 1.75% 2012	30,350	30,422
Federal Home Loan Bank 1.00% 2013	14,140	14,226
Federal Home Loan Bank 1.875% 2013	27,355	27,789
Federal Home Loan Bank 3.625% 2013	68,220	71,165
Federal Home Loan Bank 2.375% 2014	4,250	4,397
Federal Home Loan Bank 5.50% 2014	48,660	53,718
Federal Home Loan Bank 2.75% 2015	9,250	9,816
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,185	14,258
Federal Home Loan Bank 4.125% 2020	8,200	9,711
Freddie Mac 0.375% 2014	26,550	26,562
Freddie Mac 1.75% 2015	23,425	24,330
Freddie Mac 2.375% 2022	8,025	8,290
Fannie Mae 0.75% 2013	37,750	37,935
Fannie Mae 0.50% 2015	3,750	3,745
Fannie Mae 6.625% 2030	1,650	2,502
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	19,041
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,202
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	20,992
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,402
Tennessee Valley Authority, 4.65% 2035	2,330	2,760
Tennessee Valley Authority 5.88% 2036	2,750	3,819
Tennessee Valley Authority 5.25% 2039	8,900	11,622
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,513
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,046
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,001
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,278
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	997	1,082
Small Business Administration, Series 2001-20K, 5.34% 20211	328	363
Small Business Administration, Series 2001-20J, 5.76% 20211	213	236
Small Business Administration, Series 2001-20F, 6.44% 20211	643	723
Small Business Administration, Series 2003-20B, 4.84% 20231	1,436	1,585
		465,796

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	4,000	4,055
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,874
Kommunalbanken 1.00% 20144	1,626	1,632
		7,561

Total bonds, notes & other debt instruments (cost: $3,339,916,000)		3,449,891

Short-term securities — 36.72%

Coca-Cola Co. 0.14%–0.22% due 8/1–10/9/20124	103,730	103,692
NetJets Inc. 0.13%–0.14% due 7/2–8/1/20124	103,600	103,594
Google Inc. 0.11%–0.14% due 7/9–8/8/20124	100,000	99,992
Emerson Electric Co. 0.13%–0.15% due 7/9–8/8/20124	86,000	85,992
Abbott Laboratories 0.11%–0.20% due 7/11–9/5/20124	84,000	83,988
Merck & Co. Inc. 0.12%–0.15% due 7/9–8/21/20124	79,000	78,990
Paccar Financial Corp. 0.12%–0.16% due 7/2–7/31/2012	77,400	77,392
National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 7/12–7/23/2012	75,700	75,694
Wells Fargo & Co. 0.18% due 9/24/2012	50,000	49,951
Variable Funding Capital Company LLC 0.16%–0.25% due 7/2–7/24/20124	25,700	25,699
Straight-A Funding LLC 0.16%–0.18% due 7/19–9/4/20124	71,200	71,182
Wal-Mart Stores, Inc. 0.12%–0.14% due 7/16–7/30/20124	66,500	66,495
Pfizer Inc 0.12% due 7/19/20124	60,000	59,996
eBay Inc. 0.17% due 9/19/20124	60,000	59,976
Federal Farm Credit Banks 0.13%–0.15% due 11/13–12/26/2012	53,000	52,965
Texas Instruments Inc. 0.13% due 8/2/20124	50,000	49,994
PepsiCo Inc. 0.12% due 8/14/20124	50,000	49,990
Private Export Funding Corp. 0.14%–0.21% due 7/9–8/6/20124	45,000	44,993
Procter & Gamble Co. 0.12%–0.13% due 7/6–7/10/20124	41,700	41,699
Regents of the University of California 0.15% due 8/7/2012	35,000	34,994
John Deere Credit Ltd. 0.14%–0.15% due 7/6–7/11/20124	30,700	30,699
Medtronic Inc. 0.17% due 10/25/20124	30,000	29,975
Harvard University 0.13% due 7/20/2012	20,059	20,058
Federal Home Loan Bank 0.11% due 7/20/2012	12,900	12,899
Becton, Dickinson and Co. 0.14% due 8/24/2012	3,400	3,399

Total short-term securities (cost: $1,414,340,000)		1,414,298

Total investment securities (cost: $4,754,256,000)		4,864,189
Other assets less liabilities		(1,013,049)

Net assets		$3,851,140

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,099,978,000, which represented 28.56% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA=To be announced

Cash Management FundSM
Investment portfolio

June 30, 2012
unaudited

Short-term securities — 100.63%	Principal amount (000)	Value (000)

COMMERCIAL PAPER — 54.99%
Pfizer Inc 0.10% due 7/17/20121	$20,800	$20,799
National Rural Utilities Cooperative Finance Corp. 0.15% due 7/24/2012	20,000	19,998
Novartis Securities Investment Ltd. 0.15% due 8/2/20121	20,000	19,997
Thunder Bay Funding, LLC 0.22% due 8/14/20121	20,000	19,993
Medtronic Inc. 0.12% due 7/26/20121	17,000	16,999
Paccar Financial Corp. 0.12%–0.13% due 7/11–7/25/2012	16,000	15,999
Province of Ontario 0.12% due 7/18/2012	16,000	15,999
Scotiabank Inc. 0.14%–0.145% due 7/9–7/10/20121	14,400	14,400
Variable Funding Capital Company LLC 0.16% due 7/18–7/19/20121	14,400	14,399
Emerson Electric Co. 0.12% due 7/2/20121	14,000	14,000
NetJets Inc. 0.13% due 7/13/20121	13,000	12,999
Toronto-Dominion Holdings USA Inc. 0.15% due 7/17/20121	13,000	12,999
Roche Holdings, Inc. 0.11% due 7/9/20121	12,000	12,000
Kimberly-Clark Worldwide Inc. 0.12% due 7/12/20121	12,000	11,999
Wal-Mart Stores, Inc. 0.12% due 7/16/20121	11,300	11,299
Regents of the University of California 0.15% due 8/16/2012	10,100	10,098
National Australia Funding (Delaware) Inc. 0.07% due 7/2/20121	10,000	10,000
Nordea North America, Inc. 0.14% due 7/6/2012	10,000	10,000
Abbott Laboratories 0.12% due 7/11/20121	10,000	10,000
Harvard University 0.13% due 7/20/2012	10,000	9,999
Commonwealth Bank of Australia 0.16% due 7/19/20121	10,000	9,999
Estée Lauder Companies Inc. 0.13% due 7/17/20121	5,000	5,000
BASF AG 0.17% due 7/2/20121	4,000	4,000
		302,975

U.S. TREASURIES — 27.34%
U.S. Treasury Bills 0.078%–0.145% due 8/2/2012–1/10/2013	150,700	150,651

FEDERAL AGENCY DISCOUNT NOTES — 18.30%
Federal Home Loan Bank 0.08%–0.13% due 7/6–8/29/2012	68,500	68,495
Tennessee Valley Authority 0.09% due 7/12/2012	16,868	16,868
Freddie Mac 0.11% due 8/27/2012	9,500	9,499
Fannie Mae 0.10% due 8/20/2012	6,000	5,999
		100,861

Total investment securities (cost: $554,477,000)		554,487
Other assets less liabilities		(3,488)

Net assets		$550,999

1Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,882,000, which represented 40.09% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0812O-S32869

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: August 31, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2012